Victory Portfolios	Schedule of Portfolio Investments
Victory RS Partners Fund	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (107.3%)

Banks (9.0%):
Associated Banc-Corp.	259,057	$5,530,867
Chemical Financial Corp.	107,365	4,419,143
Columbia Banking System, Inc.	112,026	3,662,130
First Hawaiian, Inc.	325,010	8,466,512
Synovus Financial Corp.	147,029	5,051,916
UMB Financial Corp.	73,762	4,723,718
Union Bankshares Corp.	155,070	5,013,413
		36,867,699
Capital Markets (1.2%):
Federated Investors, Inc., Class B(a)	166,450	4,878,650

Consumer Discretionary (6.5%):
Dineequity, Inc.(a)	19,410	1,771,939
Liberty Expedia Holdings, Inc., Class A(b)	329,477	14,101,616
Penske Automotive Group, Inc.(a)	238,061	10,629,424
		26,502,979
Consumer Staples (5.3%):
Hostess Brands, Inc.(a)(b)	907,671	11,345,888
Nomad Foods Ltd., ADR(b)	233,620	4,777,529
Performance Food Group Co.(b)	132,575	5,255,273
		21,378,690
Energy (7.6%):
Gulfport Energy Corp.(a)(b)	543,630	4,359,913
Kosmos Energy Ltd.(a)	1,482,347	9,235,021
Magnolia Oil & Gas Corp.(a)(b)	384,320	4,611,840
Peyto Exploration & Development Corp.(a)	902,830	4,722,932
RPC, Inc.(a)	393,670	4,491,775
SRC Energy, Inc.(a)(b)	651,900	3,337,728
		30,759,209
Health Care (1.1%):
NuVasive, Inc.(b)	80,850	4,591,472

Industrials (12.8%):
Advanced Disposal Services, Inc.(b)	278,593	7,800,604
American Woodmark Corp.(b)	43,780	3,617,541
Atkore International Group, Inc.(b)	420,010	9,042,815
Azul SA, ADR(b)	103,749	3,030,508
Kennametal, Inc.(a)	58,710	2,157,593
Regal Beloit Corp.	69,888	5,721,731
Rexnord Corp.(a)(b)	124,930	3,140,740
Rush Enterprises, Inc., Class A	145,230	6,072,066
SkyWest, Inc.	146,510	7,954,028
Timken Co.	93,870	4,094,609
		52,632,235
Information Technology (20.1%):
Belden, Inc.(a)	76,289	4,096,719
CommVault Systems, Inc.(b)	225,943	14,627,550
Cray, Inc.(b)	575,570	14,993,598
Euronet Worldwide, Inc.(b)	139,570	19,901,286
NCR Corp.(b)	327,720	8,943,479
Verint Systems, Inc.(b)	318,260	19,051,043
		81,613,675

Security Description	Shares	Value
Insurance (18.3%):
Axis Capital Holdings Ltd., ADR	295,640	$16,195,159
Hanover Insurance Group, Inc.	87,500	9,989,875
Mercury General Corp.(a)	254,070	12,721,285
Primerica, Inc.	68,353	8,349,319
Torchmark Corp.	142,620	11,687,709
United Fire Group, Inc.(a)	75,270	3,290,052
White Mountains Insurance Group Ltd., ADR	13,760	12,734,605
		74,968,004
Materials (7.2%):
Commercial Metals Co.(a)	297,888	5,087,927
Crown Holdings, Inc.(b)	239,060	13,045,505
Element Solutions, Inc.(b)	21,910	221,291
Graphic Packaging Holding Co.(a)	452,010	5,708,886
Summit Materials, Inc., Class A(a)(b)	339,727	5,391,467
		29,455,076
Mortgage Real Estate Investment Trusts (1.2%):
Redwood Trust, Inc.(a)	314,280	5,075,622

Real Estate (9.1%):
Equity Commonwealth	565,451	18,484,593
Kennedy-Wilson Holdings, Inc.	227,400	4,864,086
Spirit Realty Capital, Inc.	244,856	9,728,129
Terreno Realty Corp.	95,910	4,032,056
		37,108,864
Thrifts & Mortgage Finance (3.3%):
Kearny Financial Corp.	512,120	6,590,984
PCSB Financial Corp.	97,700	1,911,989
TFS Financial Corp.(a)	301,670	4,968,505
		13,471,478
Utilities (4.6%):
Black Hills Corp.(a)	120,215	8,904,325
NorthWestern Corp.	53,250	3,749,333
South Jersey Industries, Inc.(a)	190,460	6,108,052
		18,761,710
Total Common Stocks (Cost $370,527,004)		438,065,363

Preferred Stocks (0.3%)

Health Care (0.3%):
WellDoc, Inc.(c)(d)	1,587,483	1,165,689
Total Preferred Stock (Cost $1,942,920)		1,165,689

Collateral for Securities Loaned^ (7.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(e)	5,198,207	5,198,207
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(e)	9,373,622	9,373,622
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(e)	208,637	208,637

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(e)	2,910,879	$2,910,879
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(e)	7,796,790	7,796,790
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(e)	6,757,398	6,757,398
Total Collateral for Securities Loaned (Cost $32,245,533)		32,245,533
Total Investments (Cost $404,715,457) — 115.5%		471,476,585
Liabilities in excess of other assets — (15.5)%		(63,374,403)
NET ASSETS - 100.00%		$408,102,182

^                            Purchased with cash collateral from securities on loan.

(a)                   All or a portion of this security is on loan.

(b)                   Non-income producing security.

(c)                    The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of March 31, 2019, illiquid securities were 0.3% of the Fund’s net assets.

(d)                   Security was fair valued using significant unobservable inputs as of March 31, 2019.

(e)                    Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Value Fund	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (95.2%)

Consumer Discretionary (9.7%):
Aramark	381,305	$11,267,563
Expedia, Inc.	98,900	11,769,100
LKQ Corp.(a)	550,540	15,624,325
		38,660,988
Consumer Staples (4.1%):
Hostess Brands, Inc.(a)	607,230	7,590,375
Keurig Dr Pepper, Inc.(b)	220,610	6,170,462
Nomad Foods Ltd., ADR(a)	81,170	1,659,927
Post Holdings, Inc.(a)	10,690	1,169,486
		16,590,250
Energy (6.3%):
Diamondback Energy, Inc.	59,150	6,005,500
EQT Corp.	387,880	8,044,630
Magnolia Oil & Gas Corp.(a)(b)	332,800	3,993,600
Noble Energy, Inc.	109,305	2,703,113
RPC, Inc.(b)	393,090	4,485,157
		25,232,000
Financials (22.7%):
Aflac, Inc.	237,590	11,879,500
Agnc Investment Corp.	345,700	6,222,600
American International Group, Inc.	94,010	4,048,071
Brown & Brown, Inc.	265,200	7,826,052
CBOE Holdings, Inc.	96,120	9,173,693
Comerica, Inc.	91,663	6,720,731
E*TRADE Financial Corp.	163,110	7,573,197
First American Financial Corp.	76,030	3,915,545
Hartford Financial Services Group, Inc.	81,760	4,065,107
KeyCorp	409,850	6,455,138
RenaissanceRe Holdings Ltd., ADR	100,570	14,431,795
Voya Financial, Inc.(b)	157,800	7,883,688
		90,195,117
Health Care (6.3%):
Allergan PLC	97,990	14,346,716
Zimmer Biomet Holdings, Inc.	84,170	10,748,509
		25,095,225
Industrials (4.8%):
Crane Co.	88,950	7,526,948
Kennametal, Inc.(b)	71,250	2,618,438
Sensata Technologies Holding PLC, ADR(a)(b)	58,840	2,648,976
Timken Co.	146,390	6,385,532
		19,179,894
Information Technology (15.0%):
Cognizant Technology Solutions Corp., Class A	110,581	8,011,593
Euronet Worldwide, Inc.(a)	99,393	14,172,448
FleetCor Technologies, Inc.(a)	45,790	11,291,356
NCR Corp.(a)	352,040	9,607,172
Verint Systems, Inc.(a)	282,580	16,915,239
		59,997,808
Materials (9.5%):
Crown Holdings, Inc.(a)	181,260	9,891,358
Freeport-McMoRan, Inc.	310,390	4,000,927

Security Description	Shares	Value
Graphic Packaging Holding Co.(b)	533,270	$6,735,200
Sealed Air Corp.(b)	247,550	11,402,153
Summit Materials, Inc., Class A(a)(b)	381,190	6,049,485
		38,079,123
Real Estate (9.7%):
Equity Commonwealth	300,313	9,817,232
Healthcare Trust of America, Inc., Class A	113,020	3,231,242
Invitation Homes, Inc.	443,580	10,792,300
MGM Growth Properties LLC, Series A(b)	193,530	6,241,343
Spirit Realty Capital, Inc.	204,258	8,115,170
		38,197,287
Utilities (7.1%):
AES Corp.	181,120	3,274,650
Atmos Energy Corp.	29,659	3,052,801
DTE Energy Co.	16,235	2,025,154
FirstEnergy Corp.	135,510	5,638,572
Vistra Energy Corp.(b)	395,580	10,296,947
WEC Energy Group, Inc.	25,545	2,020,099
Xcel Energy, Inc.	35,545	1,997,984
		28,306,207
Total Common Stocks (Cost $333,638,454)		379,533,899

Collateral for Securities Loaned^ (8.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(c)	5,357,510	5,357,510
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(c)	9,660,885	9,660,885
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(c)	215,031	215,031
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(c)	3,000,086	3,000,086
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(c)	8,035,729	8,035,729
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(c)	6,964,484	6,964,484
Total Collateral for Securities Loaned (Cost $33,233,725)		33,233,725
Total Investments (Cost $366,872,179) — 103.5%		412,767,624
Liabilities in excess of other assets — (3.5)%		(14,033,235)
NET ASSETS - 100.00%		$398,734,389

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

LLC—Limited Liability Company

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Large Cap Alpha Fund	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.4%)

Communication Services (9.0%):
Alphabet, Inc., Class A(a)	17,400	$20,477,886
Facebook, Inc., Class A(a)	166,270	27,715,546
		48,193,432
Consumer Discretionary (6.8%):
Aramark	464,790	13,734,545
Booking Holdings, Inc.(a)	5,920	10,329,867
LKQ Corp.(a)	442,210	12,549,920
		36,614,332
Consumer Staples (4.6%):
Keurig Dr Pepper, Inc.(b)	209,560	5,861,393
Mondelez International, Inc., Class A	379,740	18,956,621
		24,818,014
Energy (11.9%):
Chevron Corp.	124,005	15,274,936
Devon Energy Corp.	187,618	5,921,224
Diamondback Energy, Inc.	71,920	7,302,038
Enterprise Products Partners LP	548,230	15,953,493
EQT Corp.	510,010	10,577,607
Helmerich & Payne, Inc.(b)	65,720	3,651,403
Noble Energy, Inc.	183,684	4,542,505
		63,223,206
Financials (24.1%):
Aflac, Inc.	438,420	21,921,000
Agnc Investment Corp.	450,710	8,112,780
Brown & Brown, Inc.	542,000	15,994,420
CBOE Holdings, Inc.	112,120	10,700,733
Cincinnati Financial Corp.(b)	188,950	16,230,805
Citigroup, Inc.	258,760	16,100,047
RenaissanceRe Holdings Ltd., ADR(b)	62,720	9,000,320
The PNC Financial Services Group, Inc.	98,610	12,095,503
U.S. Bancorp	211,620	10,197,968
Wells Fargo & Co.	186,720	9,022,310
		129,375,886
Health Care (10.7%):
Allergan PLC	129,814	19,006,068
AstraZeneca PLC, ADR(b)	146,964	5,941,755
CVS Health Corp.	155,205	8,370,206
UnitedHealth Group, Inc.	40,415	9,993,013
Zimmer Biomet Holdings, Inc.	112,390	14,352,203
		57,663,245
Industrials (6.6%):
Air Canada(a)	348,940	8,411,433
Eaton Corp. PLC, ADR	146,540	11,805,262
Parker-Hannifin Corp.	48,890	8,390,502
Union Pacific Corp.	38,910	6,505,752
		35,112,949
Information Technology (9.2%):
Cognizant Technology Solutions Corp., Class A	152,147	11,023,050
FleetCor Technologies, Inc.(a)	57,840	14,262,766
Visa, Inc., Class A	153,180	23,925,184
		49,211,000

Security Description	Shares	Value
Materials (4.4%):
Freeport-McMoRan, Inc.	622,360	$8,022,220
Sealed Air Corp.(b)	339,580	15,641,055
		23,663,275
Real Estate (4.6%):
Equity Commonwealth	362,090	11,836,722
Invitation Homes, Inc.	534,770	13,010,954
		24,847,676
Utilities (5.5%):
Exelon Corp.	177,660	8,906,096
FirstEnergy Corp.	264,900	11,022,489
Vistra Energy Corp.(b)	364,240	9,481,167
		29,409,752
Total Common Stocks (Cost $454,798,856)		522,132,767

Collateral for Securities Loaned^ (1.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(c)	1,661,601	1,661,601
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(c)	2,996,268	2,996,268
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(c)	66,691	66,691
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(c)	930,459	930,459
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(c)	2,492,235	2,492,235
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(c)	2,159,995	2,159,995
Total Collateral for Securities Loaned (Cost $10,307,249)		10,307,249
Total Investments (Cost $465,106,105) — 99.3%		532,440,016
Other assets in excess of liabilities — 0.7%		3,494,951
NET ASSETS - 100.00%		$535,934,967

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

LP—Limited Partnership

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Investors Fund	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.9%)

Banks (2.0%):
Comerica, Inc.	11,410	$836,581

Capital Markets (4.5%):
CBOE Holdings, Inc.	11,000	1,049,840
E*TRADE Financial Corp.	17,495	812,293
		1,862,133
Communication Services (10.7%):
Alphabet, Inc., Class A(a)	1,712	2,014,836
Facebook, Inc., Class A(a)	14,440	2,407,003
		4,421,839
Consumer Discretionary (12.7%):
Aramark	42,700	1,261,785
Liberty Expedia Holdings, Inc., Class A(a)	34,730	1,486,444
LKQ Corp.(a)	87,740	2,490,061
		5,238,290
Consumer Staples (5.5%):
Hostess Brands, Inc.(a)(b)	78,330	979,125
Mondelez International, Inc., Class A	26,020	1,298,918
		2,278,043
Energy (10.2%):
Diamondback Energy, Inc.	12,941	1,313,900
EQT Corp.	69,970	1,451,178
Kosmos Energy Ltd.	146,670	913,754
Noble Energy, Inc.	20,502	507,014
		4,185,846
Health Care (4.3%):
Allergan PLC	12,123	1,774,929

Industrials (1.1%):
SkyWest, Inc.	8,000	434,320

Information Technology (13.4%):
Euronet Worldwide, Inc.(a)	11,600	1,654,044
NCR Corp.(a)	44,490	1,214,132
Verint Systems, Inc.(a)	44,850	2,684,721
		5,552,897
Insurance (16.6%):
Aflac, Inc.	34,500	1,725,001
Brown & Brown, Inc.	49,250	1,453,368
Mercury General Corp.(b)	29,160	1,460,041
RenaissanceRe Holdings Ltd., ADR	15,230	2,185,505
		6,823,915
Materials (6.5%):
Crown Holdings, Inc.(a)	22,950	1,252,382
Sealed Air Corp.(b)	31,260	1,439,835
		2,692,217
Real Estate (4.1%):
Equity Commonwealth(b)	51,120	1,671,113

Security Description	Shares	Value
Thrifts & Mortgage Finance (2.0%) Kearny Financial Corp.	63,100	$812,097
Utilities (3.3%):
Vistra Energy Corp.	52,780	1,373,863
Total Common Stocks (Cost $34,506,740)		39,958,083

Collateral for Securities Loaned^ (6.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(c)	419,686	419,686
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(c)	756,796	756,796
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(c)	16,845	16,845
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(c)	235,015	235,015
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(c)	629,488	629,488
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(c)	545,571	545,571
Total Collateral for Securities Loaned (Cost $2,603,401)		2,603,401
Total Investments (Cost $37,110,141) — 103.2%		42,561,484
Liabilities in excess of other assets — (3.2)%		(1,323,234)
NET ASSETS - 100.00%		$41,238,250

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Global Natural Resources Fund	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (95.0%)

Energy Equipment & Services (3.0%):
Covia Holdings Corp.(a)(b)	2,685,271	$15,010,665

Metals & Mining (32.4%):
First Quantum Minerals Ltd.	5,319,576	60,314,007
Rio Tinto PLC, ADR(b)	185,310	10,905,494
Turquoise Hill Resources Ltd.(a)	53,287,437	88,457,145
		159,676,646
Oil, Gas & Consumable Fuels (59.6%):
Antero Resources Corp.(a)	2,678,308	23,649,460
Centennial Resource Development, Inc., Class A(a)(b)	1,984,793	17,446,330
Concho Resources, Inc.	129,709	14,392,511
EOG Resources, Inc.	53,226	5,066,051
EQT Corp.	740,505	15,358,074
Kosmos Energy Ltd.	1,067,600	6,651,148
Laredo Petroleum, Inc.(a)	6,144,486	18,986,462
Noble Energy, Inc.	945,407	23,379,915
Peyto Exploration & Development Corp.	4,156,255	21,742,421
Range Resources Corp.	7,515,345	84,472,477
SRC Energy, Inc.(a)	4,652,895	23,822,822
Tourmaline Oil Corp.	964,009	14,890,844
Whitecap Resources, Inc.	6,765,465	23,341,411
		293,199,926
Total Common Stocks (Cost $786,536,691)		467,887,237

Collateral for Securities Loaned^ (5.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(c)	4,202,630	4,202,630
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(c)	7,578,357	7,578,357
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(c)	168,678	168,678
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(c)	2,353,379	2,353,379
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(c)	6,303,525	6,303,525
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(c)	5,463,200	5,463,200
Total Collateral for Securities Loaned (Cost $26,069,769)		26,069,769
Total Investments (Cost $812,606,460) — 100.3%		493,957,006
Liabilities in excess of other assets — (0.3)%		(1,417,550)
NET ASSETS - 100.00%		$492,539,456

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Growth Fund	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)

Biotechnology (15.5%):
Aimmune Therapeutics, Inc.(a)(b)	570,370	$12,747,770
Amicus Therapeutics, Inc.(a)	1,629,185	22,156,916
Apellis Pharmaceuticals, Inc.(a)(b)	854,170	16,656,315
Arena Pharmaceuticals, Inc.(a)	375,340	16,826,492
Ascendis Pharma A/S, ADR(a)	180,350	21,227,195
Audentes Therapeutics, Inc.(a)	474,677	18,521,897
Bluebird Bio, Inc.(a)(b)	153,299	24,118,532
Blueprint Medicines Corp.(a)(b)	258,978	20,731,189
Celyad SA, ADR(a)(b)	353,881	7,219,172
Cytomx Therapeutics, Inc.(a)	916,460	9,851,945
Epizyme, Inc.(a)	877,320	10,869,995
Equillium, Inc.(a)	648,260	5,186,080
Fate Therapeutics, Inc.(a)(b)	932,590	16,385,606
Gossamer Bio, Inc.(a)	471,120	10,209,170
Immunomedics, Inc.(a)(b)	1,164,200	22,364,282
Invitae Corp.(a)	684,400	16,028,648
Iovance Biotherapeutics, Inc.(a)(b)	1,201,475	11,426,027
Kura Oncology, Inc.(a)	871,920	14,465,153
Ligand Pharmaceuticals, Inc., Class B(a)(b)	167,055	21,000,484
Myovant Sciences, Ltd.(a)	403,340	9,627,726
Sage Therapeutics, Inc.(a)(b)	104,860	16,677,983
		324,298,577
Communication Services (2.0%):
Bandwidth, Inc., Class A(a)	316,320	21,180,787
QuinStreet, Inc.(a)(b)	938,150	12,561,829
Yelp, Inc.(a)(b)	260,470	8,986,215
		42,728,831
Communications Equipment (0.5%):
Acacia Communications, Inc.(a)	190,630	10,932,631

Consumer Discretionary (16.0%):
Arco Platform Ltd., ADR, Class A(a)	496,030	16,016,809
At Home Group, Inc.(a)(b)	459,860	8,213,100
Dave & Buster’s Entertainment, Inc.(b)	423,000	21,095,010
Dineequity, Inc.(b)	482,460	44,043,773
Eldorado Resorts, Inc.(a)(b)	679,920	31,745,465
G-III Apparel Group Ltd.(a)	417,460	16,681,702
Grand Canyon Education, Inc.(a)(b)	112,994	12,938,943
Monro Muffler Brake, Inc.(b)	344,460	29,802,678
National Vision Holdings, Inc.(a)	590,350	18,554,701
Ollie’s Bargain Outlet Holdings, Inc.(a)	340,096	29,020,392
Planet Fitness, Inc., Class A(a)	488,350	33,559,412
Red Rock Resorts, Inc., Class A(b)	758,810	19,615,239
Steven Madden Ltd.	604,287	20,449,072
Strategic Education, Inc.	162,240	21,303,734
Wingstop, Inc.(b)	143,510	10,911,065
		333,951,095
Consumer Staples (4.1%):
BJ’s Wholesale Club Holdings, Inc.(a)	124,760	3,418,424
Freshpet, Inc.(a)	566,330	23,950,096
Nomad Foods Ltd., ADR(a)	1,932,800	39,525,760
Sprouts Farmers Markets, Inc.(a)(b)	930,910	20,051,801
		86,946,081

Security Description	Shares	Value
Electronic Equipment, Instruments & Components (1.0%):
Littelfuse, Inc.(b)	113,956	$20,794,691

Energy (2.0%):
Matador Resources Co.(a)(b)	668,280	12,917,852
Newpark Resources, Inc.(a)(b)	3,169,380	29,031,521
		41,949,373
Financials (7.1%):
eHealth, Inc.(a)	421,560	26,280,050
Firstcash, Inc.(b)	330,920	28,624,580
Green Dot Corp.(a)	170,470	10,339,006
Kemper Corp.	404,970	30,834,416
LendingTree, Inc.(a)(b)	85,040	29,896,662
Primerica, Inc.	178,299	21,779,223
		147,753,937
Health Care Equipment & Supplies (5.9%):
Glaukos Corp.(a)(b)	240,530	18,850,336
Globus Medical, Inc., Class A(a)	389,940	19,266,935
Insulet Corp.(a)(b)	231,040	21,969,594
Irhythm Technologies, Inc.(a)(b)	160,920	12,062,563
Masimo Corp.(a)	260,510	36,023,323
Penumbra, Inc.(a)(b)	109,700	16,126,997
		124,299,748
Health Care Providers & Services (2.3%):
Hanger, Inc.(a)	718,830	13,693,712
HealthEquity, Inc.(a)	256,460	18,972,910
LHC Group, Inc.(a)	145,230	16,100,198
		48,766,820
Health Care Technology (1.3%):
Inspire Medical System, Inc.(a)(b)	109,970	6,244,097
Teladoc, Inc.(a)(b)	390,467	21,709,965
		27,954,062
Industrials (11.1%):
Advanced Disposal Services, Inc.(a)	957,470	26,809,160
Altra Industrial Motion Corp.	681,960	21,174,858
Axon Enterprise, Inc.(a)(b)	611,840	33,290,214
Azul SA, ADR(a)(b)	838,810	24,501,640
Harsco Corp.(a)	1,290,760	26,021,722
Kennametal, Inc.(b)	807,530	29,676,727
Proto Labs, Inc.(a)	141,500	14,877,310
Saia, Inc.(a)	204,900	12,519,390
Simpson Manufacturing Co., Inc.	407,710	24,164,972
Siteone Landscape Supply, Inc.(a)(b)	344,740	19,701,891
		232,737,884
IT Services (8.8%):
Euronet Worldwide, Inc.(a)	382,896	54,597,141
Evo Payments, Inc.(a)	681,140	19,787,117
InterXion Holding NV, ADR(a)(b)	543,953	36,297,984
Liveramp Holdings, Inc.(a)	139,320	7,602,692
Wix.com Ltd., ADR(a)	384,880	46,505,050
WNS Holdings Ltd., ADR(a)	397,587	21,179,459
		185,969,443
Materials (4.8%):
Allegheny Technologies, Inc.(a)(b)	1,058,520	27,066,356

Security Description	Shares	Value
Ashland Global Holdings, Inc.	362,760	$28,342,438
Ferro Corp.(a)	1,033,758	19,569,039
Ingevity Corp.(a)	142,860	15,087,445
Livent Corp.(a)(b)	814,960	10,007,709
		100,072,987
Pharmaceuticals (1.5%):
Assembly Biosciences, Inc.(a)(b)	262,809	5,174,709
GW Pharmaceuticals PLC, ADR(a)(b)	162,727	27,430,890
		32,605,599
Semiconductors & Semiconductor Equipment (4.4%):
Cabot Microelectronics Corp.	49,210	5,509,552
Inphi Corp.(a)(b)	623,500	27,271,889
MKS Instruments, Inc.	220,250	20,494,263
Monolithic Power Systems, Inc.	116,181	15,741,364
Silicon Laboratories, Inc.(a)	300,570	24,304,090
		93,321,158
Software (9.4%):
Cornerstone OnDemand, Inc.(a)	733,108	40,159,657
Coupa Software, Inc.(a)(b)	418,130	38,041,467
Envestnet, Inc.(a)(b)	351,376	22,976,477
Everbridge, Inc.(a)(b)	223,440	16,760,234
Q2 Holdings, Inc.(a)(b)	297,680	20,617,317
RingCentral, Inc., Class A(a)	536,838	57,871,137
		196,426,289
Technology Hardware, Storage & Peripherals (0.9%):
Pure Storage, Inc.(a)(b)	881,670	19,211,589
Total Common Stocks (Cost $1,637,382,197)		2,070,720,795

Collateral for Securities Loaned^ (17.9%)

BlackRock Liquidity Funds TempFund Portfolio, Institutional Class , 2.51%(c)	60,664,034	60,664,034
Fidelity Investments Money Market Government Portfolio, Class I , 2.35%(c)	109,391,909	109,391,909
Fidelity Investments Prime Money Market Portfolio, Class I , 2.50%(c)	2,434,832	2,434,832
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class , 2.57%(c)	33,970,501	33,970,501
JPMorgan Prime Money Market Fund, Capital Class , 2.52%(c)	90,989,988	90,989,988
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class , 2.53%(c)	78,860,091	78,860,091
Total Collateral for Securities Loaned (Cost $376,311,355)		376,311,355
Total Investments (Cost $2,013,693,552) — 116.5%		2,447,032,150
Liabilities in excess of other assets — (16.5)%		(345,990,330)
NET ASSETS - 100.00%		$2,101,041,820

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Select Growth Fund	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)

Communication Services (8.3%):
Boingo Wireless, Inc.(a)(b)	322,490	$7,507,567
InterActive Corp.(a)	19,630	4,124,459
Live Nation Entertainment, Inc.(a)	71,940	4,571,068
Take-Two Interactive Software, Inc.(a)	34,060	3,214,242
Yelp, Inc.(a)(b)	67,010	2,311,845
		21,729,181
Communications Equipment (1.0%):
Viavi Solutions, Inc.(a)	218,070	2,699,707

Consumer Discretionary (11.5%):
Bright Horizons Family Solutions, Inc.(a)	38,100	4,842,891
Brunswick Corp.(b)	67,520	3,398,282
Burlington Stores, Inc.(a)	8,340	1,306,711
Domino’s Pizza, Inc.	20,710	5,345,251
Eldorado Resorts, Inc.(a)(b)	55,170	2,575,887
Hilton Grand Vacations, Inc.(a)	93,680	2,890,028
Strategic Education, Inc.	36,160	4,748,170
Vail Resorts, Inc.	24,340	5,289,082
		30,396,302
Consumer Staples (3.6%):
Hostess Brands, Inc.(a)	31,490	393,625
Sprouts Farmers Markets, Inc.(a)	160,610	3,459,539
The Simply Good Foods Co.(a)(b)	272,430	5,609,334
		9,462,498
Electronic Equipment, Instruments & Components (1.4%):
Littelfuse, Inc.	20,251	3,695,402

Energy (1.0%):
Diamondback Energy, Inc.	25,796	2,619,068

Financials (4.7%):
Firstcash, Inc.(b)	51,520	4,456,480
Green Dot Corp.(a)	35,960	2,180,974
LendingTree, Inc.(a)(b)	16,200	5,695,272
		12,332,726
Health Care (23.9%):
Dexcom, Inc.(a)	31,460	3,746,886
Exact Sciences Corp.(a)	39,830	3,450,075
Globus Medical, Inc., Class A(a)	55,690	2,751,643
GW Pharmaceuticals PLC, ADR(a)(b)	20,650	3,480,971
HealthEquity, Inc.(a)	52,950	3,917,241
Horizon Pharma PLC(a)(b)	206,770	5,464,931
LHC Group, Inc.(a)	28,040	3,108,514
Ligand Pharmaceuticals, Inc., Class B(a)(b)	70,240	8,829,870
Masimo Corp.(a)(b)	33,320	4,607,490
Neurocrine Biosciences, Inc.(a)(b)	59,810	5,269,261
Teladoc, Inc.(a)(b)	50,610	2,813,916
The Cooper Co., Inc.	20,280	6,006,327
Veeva Systems, Inc., Class A(a)	43,350	5,499,381
West Pharmaceutical Services, Inc.	33,826	3,727,625
		62,674,131
Industrials (15.5%):
Azul SA, ADR(a)(b)	143,540	4,192,803
Clean Harbors, Inc.(a)	82,350	5,890,496

Security Description	Shares	Value
Forward Air Corp.	64,560	$4,178,969
HEICO Corp., Class A	57,753	4,854,717
Hexcel Corp.	57,992	4,010,727
Kennametal, Inc.(b)	125,100	4,597,425
Siteone Landscape Supply, Inc.(a)(b)	54,610	3,120,962
Teledyne Technologies, Inc.(a)	19,230	4,557,702
TransUnion	43,960	2,938,286
Trex Co., Inc.(a)	43,950	2,703,804
		41,045,891
IT Services (12.1%):
Black Knight, Inc.(a)	129,139	7,038,076
Euronet Worldwide, Inc.(a)(b)	69,002	9,838,995
GoDaddy, Inc., Class A(a)	75,737	5,694,665
InterXion Holding NV, ADR(a)(b)	77,010	5,138,877
WEX, Inc.(a)	20,640	3,962,674
		31,673,287
Materials (1.9%):
Ashland Global Holdings, Inc.	62,310	4,868,280

Semiconductors & Semiconductor Equipment (5.3%):
Cypress Semiconductor Corp.(b)	235,780	3,517,838
MKS Instruments, Inc.	39,300	3,656,865
Monolithic Power Systems, Inc.	30,495	4,131,767
Silicon Laboratories, Inc.(a)	32,410	2,620,673
		13,927,143
Software (9.1%):
Docusign, Inc.(a)(b)	93,250	4,834,080
Fair Isaac Corp.(a)	16,970	4,609,561
Paycom Software, Inc.(a)(b)	33,725	6,378,409
RingCentral, Inc., Class A(a)	76,140	8,207,892
		24,029,942
Total Common Stocks (Cost $195,253,015)		261,153,558

Collateral for Securities Loaned^ (15.4%)

BlackRock Liquidity Funds TempFund Portfolio, Institutional Class , 2.51%(c)	6,552,248	6,552,248
Fidelity Investments Money Market Government Portfolio, Class I , 2.35%(c)	11,815,286	11,815,286
Fidelity Investments Prime Money Market Portfolio, Class I , 2.50%(c)	262,983	262,983
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class , 2.57%(c)	3,669,112	3,669,112
JPMorgan Prime Money Market Fund, Capital Class , 2.52%(c)	9,827,717	9,827,717
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class , 2.53%(c)	8,517,582	8,517,582
Total Collateral for Securities Loaned (Cost $40,644,928)		40,644,928
Total Investments (Cost $235,897,943) — 114.7%		301,798,486
Liabilities in excess of other assets — (14.7)%		(38,656,226)
NET ASSETS - 100.00%		$263,142,260

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Mid Cap Growth Fund	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.1%)

Communication Services (5.1%):
InterActive Corp.(a)	29,800	$6,261,278
Live Nation Entertainment, Inc.(a)(b)	119,680	7,604,467
Take-Two Interactive Software, Inc.(a)	45,550	4,298,554
Yelp, Inc.(a)(b)	83,200	2,870,400
		21,034,699
Consumer Discretionary (13.8%):
Burlington Stores, Inc.(a)	30,940	4,847,679
Domino’s Pizza, Inc.	16,110	4,157,991
Ferrari NV, ADR(b)	32,770	4,384,626
Hasbro, Inc.	53,410	4,540,918
Hilton Worldwide Holdings, Inc.	79,200	6,582,312
Levi Strauss & Co., Class A(a)(b)	42,304	996,259
O’Reilly Automotive, Inc.(a)	18,570	7,210,730
Tiffany & Co.	39,350	4,153,393
Tractor Supply Co.	38,520	3,765,715
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	15,420	5,377,417
Under Armour, Inc., Class C(a)(b)	229,690	4,334,250
Vail Resorts, Inc.	29,820	6,479,886
		56,831,176
Consumer Staples (3.9%):
Keurig Dr Pepper, Inc.(b)	283,590	7,932,012
Post Holdings, Inc.(a)	75,620	8,272,828
		16,204,840
Electronic Equipment, Instruments & Components (0.9%):
Trimble Navigation Ltd.(a)	89,000	3,595,600

Energy (1.3%):
Concho Resources, Inc.	18,435	2,045,548
Diamondback Energy, Inc.	31,620	3,210,378
		5,255,926
Financials (4.6%):
Kemper Corp.	89,100	6,784,074
LendingTree, Inc.(a)(b)	17,080	6,004,645
SVB Financial Group(a)	9,710	2,159,116
The Progressive Corp.	54,650	3,939,719
		18,887,554
Health Care (14.0%):
ABIOMED, Inc.(a)	9,395	2,683,118
Align Technology, Inc.(a)	14,670	4,171,121
BeiGene Ltd., ADR(a)(b)	28,650	3,781,800
Bluebird Bio, Inc.(a)(b)	35,750	5,624,548
Dexcom, Inc.(a)	38,030	4,529,373
Exact Sciences Corp.(a)	78,310	6,783,212
Illumina, Inc.(a)	11,190	3,476,621
Intuitive Surgical, Inc.(a)	8,740	4,986,869
Neurocrine Biosciences, Inc.(a)	31,430	2,768,983
Sage Therapeutics, Inc.(a)(b)	29,120	4,631,536
The Cooper Co., Inc.	25,950	7,685,611
WellCare Health Plans, Inc.(a)	26,630	7,183,443
		58,306,235
Industrials (14.1%):
Clean Harbors, Inc.(a)	116,620	8,341,829

Security Description	Shares	Value
HEICO Corp., Class A	64,110	$5,389,087
Hexcel Corp.	88,280	6,105,445
Ingersoll-Rand PLC	53,790	5,806,631
Parker-Hannifin Corp.	31,680	5,436,922
Rockwell Automation, Inc.	24,430	4,286,488
Roper Technologies, Inc.	14,620	4,999,601
Spirit Airlines, Inc.(a)(b)	51,060	2,699,032
Teledyne Technologies, Inc.(a)	26,910	6,377,939
TransUnion	68,270	4,563,167
Verisk Analytics, Inc., Class A	32,590	4,334,470
		58,340,611
IT Services (18.1%):
Black Knight, Inc.(a)	155,944	8,498,948
Euronet Worldwide, Inc.(a)(b)	92,081	13,129,829
Global Payments, Inc.	39,950	5,453,974
GoDaddy, Inc., Class A(a)	64,120	4,821,183
Okta, Inc.(a)	53,430	4,420,264
Square, Inc., Class A(a)	55,480	4,156,562
Total System Services, Inc.	87,130	8,278,221
Twilio, Inc.(a)(b)	73,200	9,455,975
WEX, Inc.(a)	23,090	4,433,049
Wix.com Ltd., ADR(a)	60,820	7,348,881
Worldpay, Inc.(a)	35,360	4,013,360
		74,010,246
Materials (2.5%):
Allegheny Technologies, Inc.(a)(b)	190,010	4,858,556
Berry Global Group, Inc.(a)	97,650	5,260,406
		10,118,962
Semiconductors & Semiconductor Equipment (5.6%):
Lam Research Corp.	29,340	5,252,153
Marvell Technology Group Ltd., ADR	311,580	6,197,326
Microchip Technology, Inc.(b)	35,640	2,956,694
Monolithic Power Systems, Inc.	23,420	3,173,176
Xilinx, Inc.	44,560	5,649,763
		23,229,112
Software (13.2%):
Docusign, Inc.(a)(b)	133,580	6,924,787
Dropbox, Inc.(a)(b)	259,460	5,656,228
Fair Isaac Corp.(a)	23,410	6,358,858
Proofpoint, Inc.(a)	49,750	6,041,143
RingCentral, Inc., Class A(a)(b)	82,120	8,852,536
ServiceNow, Inc.(a)	45,700	11,264,592
Zendesk, Inc.(a)	108,080	9,186,800
		54,284,944
Total Common Stocks (Cost $326,444,339)		400,099,905

Collateral for Securities Loaned^ (12.6%)

BlackRock Liquidity Funds TempFund Portfolio, Institutional Class , 2.51%(c)	8,391,975	8,391,975
Fidelity Investments Money Market Government Portfolio, Class I , 2.35%(c)	15,132,758	15,132,758
Fidelity Investments Prime Money Market Portfolio, Class I , 2.50%(c)	336,823	336,823

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class , 2.57%(c)	4,699,318	$4,699,318
JPMorgan Prime Money Market Fund, Capital Class , 2.52%(c)	12,587,124	12,587,124
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class , 2.53%(c)	10,909,131	10,909,131
Total Collateral for Securities Loaned (Cost $52,057,129)		52,057,129
Total Investments (Cost $378,501,468) — 109.7%		452,157,034
Liabilities in excess of other assets — (9.7)%		(39,822,832)
NET ASSETS - 100.00%		$412,334,202

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Growth Fund	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.3%)

Communication Services (14.6%):
Alphabet, Inc., Class C(a)	9,961	$11,687,340
Electronic Arts, Inc.(a)	35,010	3,558,066
Facebook, Inc., Class A(a)	53,440	8,907,914
InterActive Corp.(a)	21,820	4,584,600
Netflix, Inc.(a)	23,580	8,407,685
		37,145,605
Consumer Discretionary (15.9%):
Amazon.com, Inc.(a)	8,710	15,510,332
Ferrari NV, ADR(b)	27,530	3,683,514
Hilton Worldwide Holdings, Inc.	48,330	4,016,706
The Home Depot, Inc.	29,415	5,644,445
The TJX Co., Inc.	97,230	5,173,608
Tiffany & Co.	33,340	3,519,037
Vail Resorts, Inc.	14,610	3,174,753
		40,722,395
Consumer Staples (5.2%):
Keurig Dr Pepper, Inc.(b)	238,250	6,663,853
Post Holdings, Inc.(a)	59,890	6,551,966
		13,215,819
Energy (0.9%):
EOG Resources, Inc.	25,415	2,419,000

Financials (3.0%):
SVB Financial Group(a)	12,080	2,686,109
The Progressive Corp.	68,860	4,964,117
		7,650,226
Health Care (16.1%):
BeiGene Ltd., ADR(a)(b)	13,560	1,789,920
Bluebird Bio, Inc.(a)(b)	23,980	3,772,773
Eli Lilly & Co.	60,790	7,888,110
Exact Sciences Corp.(a)	35,350	3,062,017
Illumina, Inc.(a)	12,840	3,989,260
Intuitive Surgical, Inc.(a)	8,210	4,684,462
Neurocrine Biosciences, Inc.(a)	28,350	2,497,635
Sage Therapeutics, Inc.(a)(b)	15,350	2,441,418
The Cooper Co., Inc.	11,190	3,314,142
UnitedHealth Group, Inc.	30,590	7,563,683
		41,003,420
Industrials (8.9%):
Ingersoll-Rand PLC	62,050	6,698,298
Parker-Hannifin Corp.	29,730	5,102,263
Roper Technologies, Inc.	12,250	4,189,133
The Boeing Co.	17,740	6,766,391
		22,756,085
IT Services (11.5%):
PayPal Holdings, Inc.(a)	52,460	5,447,446
Square, Inc., Class A(a)(b)	64,940	4,865,305
Twilio, Inc.(a)(b)	42,980	5,552,156
Visa, Inc., Class A(b)	85,117	13,294,424
		29,159,331

Security Description	Shares	Value
Materials (1.7%):
Ecolab, Inc.	24,640	$4,349,946

Semiconductors & Semiconductor Equipment (4.9%):
Lam Research Corp.	18,870	3,377,919
Marvell Technology Group Ltd., ADR	149,430	2,972,163
Nvidia Corp.	17,420	3,127,935
Xilinx, Inc.	22,620	2,867,990
		12,346,007
Software (9.1%):
Salesforce.com, Inc.(a)	56,870	9,006,501
ServiceNow, Inc.(a)	33,440	8,242,625
Workday, Inc.(a)	30,450	5,872,283
		23,121,409
Technology Hardware, Storage & Peripherals (4.5%):
Apple, Inc.	61,047	11,595,878
Total Common Stocks (Cost $166,356,248)		245,485,121

Collateral for Securities Loaned^ (7.2%)

BlackRock Liquidity Funds TempFund Portfolio, Institutional Class , 2.51%(c)	2,960,324	2,960,324
Fidelity Investments Money Market Government Portfolio, Class I , 2.35%(c)	5,338,179	5,338,179
Fidelity Investments Prime Money Market Portfolio, Class I , 2.50%(c)	118,817	118,817
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class , 2.57%(c)	1,657,715	1,657,715
JPMorgan Prime Money Market Fund, Capital Class , 2.52%(c)	4,440,190	4,440,190
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class , 2.53%(c)	3,848,267	3,848,267
Total Collateral for Securities Loaned (Cost $18,363,492)		18,363,492
Total Investments (Cost $184,719,740) — 103.5%		263,848,613
Liabilities in excess of other assets — (3.5)%		(8,993,353)
NET ASSETS - 100.00%		$254,855,260

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Science and Technology Fund	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (95.8%)

Biotechnology (29.0%):
Adverum Biotechnologies, Inc.(a)	99,680	$522,323
Aimmune Therapeutics, Inc.(a)(b)	78,100	1,745,535
Albireo Pharma, Inc.(a)	29,810	960,180
Allakos, Inc.(a)(b)	23,390	947,295
Alpine Immune Sciences, Inc.(a)	65,297	447,937
Amicus Therapeutics, Inc.(a)	221,140	3,007,504
Apellis Pharmaceuticals, Inc.(a)(b)	137,853	2,688,134
Arena Pharmaceuticals, Inc.(a)	29,630	1,328,313
Ascendis Pharma A/S, ADR(a)	12,760	1,501,852
Audentes Therapeutics, Inc.(a)	48,410	1,888,958
Autolus Therapeutics PLC, ADR(a)(b)	19,980	628,771
Avrobio, Inc.(a)(b)	69,330	1,528,727
BeiGene Ltd., ADR(a)(b)	16,150	2,131,800
BioMarin Pharmaceutical, Inc.(a)	8,640	767,491
Bluebird Bio, Inc.(a)(b)	25,240	3,971,009
Blueprint Medicines Corp.(a)	25,130	2,011,657
Celyad SA, ADR(a)(b)	57,900	1,181,160
Crinetics Pharmaceuticals, Inc.(a)(b)	25,250	574,690
Cytomx Therapeutics, Inc.(a)	71,380	767,335
Eidos Therapeutics, Inc.(a)(b)	88,640	2,078,608
Epizyme, Inc.(a)	93,030	1,152,642
Equillium, Inc.(a)	115,330	922,640
Evlo Biosciences, Inc.(a)(b)	37,590	300,720
Exact Sciences Corp.(a)(b)	24,810	2,149,042
Fate Therapeutics, Inc.(a)	251,740	4,423,071
Galapagos NV, ADR(a)	11,430	1,346,225
Gossamer Bio, Inc.(a)(b)	42,830	928,126
Gritstone Oncology, Inc.(a)(b)	140,080	1,863,064
Halozyme Therapeutics, Inc.(a)	52,190	840,259
Homology Medicines, Inc.(a)(b)	42,290	1,172,702
Immunomedics, Inc.(a)(b)	104,700	2,011,287
Inflarx NV(a)(b)	39,390	1,488,548
Invitae Corp.(a)	70,465	1,650,290
Iovance Biotherapeutics, Inc.(a)(b)	230,400	2,191,104
Kezar Life Sciences, Inc.(a)(b)	100,616	1,784,928
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	40,300	727,818
Kura Oncology, Inc.(a)	155,540	2,580,409
Ligand Pharmaceuticals, Inc., Class B(a)(b)	10,560	1,327,498
MacroGenics, Inc.(a)	44,340	797,233
Madrigal Pharmaceuticals, Inc.(a)(b)	9,606	1,203,248
Matinas BioPharma Holdings, Inc.(a)	855,910	932,942
Myovant Sciences, Ltd.(a)	85,510	2,041,124
Neurocrine Biosciences, Inc.(a)	7,770	684,537
Precision Biosciences, Inc.(a)	18,030	323,639
REGENXBIO, Inc.(a)	20,870	1,196,060
Replimune Group, Inc.(a)(b)	89,220	1,357,928
Sage Therapeutics, Inc.(a)(b)	17,940	2,853,357
Scholar Rock Holding Corp.(a)	56,800	1,067,272
Surface Oncology, Inc.(a)	226,500	1,080,405
Tocagen, Inc.(a)	44,090	479,258
Twist Bioscience Corp.(a)(b)	69,840	1,618,891
Xencor, Inc.(a)	39,600	1,229,976
		76,405,522
Communication Services (12.7%):
Activision Blizzard, Inc.	47,810	2,176,789
Boingo Wireless, Inc.(a)(b)	310,690	7,232,864
Electronic Arts, Inc.(a)	24,990	2,539,734

Security Description	Shares	Value
Facebook, Inc., Class A(a)	45,540	$7,591,062
Match Group, Inc.(b)	52,370	2,964,666
Netflix, Inc.(a)	15,230	5,430,409
Take-Two Interactive Software, Inc.(a)	21,490	2,028,011
Yelp, Inc.(a)(b)	97,850	3,375,825
		33,339,360
Communications Equipment (3.1%):
Acacia Communications, Inc.(a)	47,420	2,719,537
Lumentum Holdings, Inc.(a)	48,300	2,730,882
Viavi Solutions, Inc.(a)	212,990	2,636,816
		8,087,235
Consumer Discretionary (5.2%):
Amazon.com, Inc.(a)	5,650	10,061,237
Arco Platform Ltd., ADR, Class A(a)	52,910	1,708,464
Waitr Holdings, Inc.(a)	146,030	1,794,709
		13,564,410
Electronic Equipment, Instruments & Components (0.5%):
Coherent, Inc.(a)	9,350	1,325,082

Health Care Equipment & Supplies (1.3%):
Cryoport, Inc.(a)(b)	182,310	2,355,445
Quotient, Ltd.(a)(b)	121,440	1,094,174
		3,449,619
Health Care Technology (1.6%):
Veeva Systems, Inc., Class A(a)	32,190	4,083,623

IT Services (4.1%):
GoDaddy, Inc., Class A(a)	47,560	3,576,036
Twilio, Inc.(a)	19,800	2,557,764
Wix.com Ltd., ADR(a)	37,990	4,590,332
		10,724,132
Life Sciences Tools & Services (2.6%):
Codexis, Inc.(a)(b)	93,980	1,929,409
Genfit, ADR(a)	50,130	1,203,120
Illumina, Inc.(a)	7,330	2,277,358
Neogenomics, Inc.(a)	59,760	1,222,690
		6,632,577
Pharmaceuticals (3.0%):
Aclaris Therapeutics, Inc.(a)	49,245	294,978
Assembly Biosciences, Inc.(a)	56,490	1,112,288
GW Pharmaceuticals PLC, ADR(a)(b)	15,760	2,656,663
Kaleido Biosciences, Inc.(a)(b)	49,780	721,810
KemPharm, Inc.(a)	20,220	33,767
MyoKardia, Inc.(a)	38,510	2,002,135
Sienna Biopharmaceuticals, Inc.(a)(b)	410,700	952,824
		7,774,465
Semiconductors & Semiconductor Equipment (15.3%):
Cohu, Inc.	226,510	3,341,023
Cypress Semiconductor Corp.(b)	198,840	2,966,693
Inphi Corp.(a)(b)	88,230	3,859,179
Lam Research Corp.	19,310	3,456,683
Lattice Semiconductor Corp.(a)	308,190	3,676,706
Ma-Com Technology Solutions Holdings, Inc.(a)(b)	129,890	2,170,462
Marvell Technology Group Ltd., ADR	250,740	4,987,219
MKS Instruments, Inc.	26,470	2,463,034
Monolithic Power Systems, Inc.	20,690	2,803,288

Security Description	Shares	Value
Nvidia Corp.	16,650	$2,989,674
Semtech Corp.(a)	51,960	2,645,284
Smart Global Holdings, Inc.(a)(b)	136,820	2,626,944
Ultra Clean Holdings, Inc.(a)	208,910	2,162,219
		40,148,408
Software (14.9%):
Cornerstone OnDemand, Inc.(a)	86,490	4,737,922
Coupa Software, Inc.(a)(b)	26,340	2,396,413
Docusign, Inc.(a)	55,180	2,860,531
Dropbox, Inc.(a)	117,930	2,570,874
Paycom Software, Inc.(a)(b)	22,240	4,206,251
Proofpoint, Inc.(a)	29,709	3,607,564
RingCentral, Inc., Class A(a)	107,860	11,627,309
ServiceNow, Inc.(a)	12,880	3,174,791
Zendesk, Inc.(a)	48,780	4,146,300
		39,327,955
Technology Hardware, Storage & Peripherals (2.5%):
Cray, Inc.(a)(b)	144,040	3,752,242
Pure Storage, Inc.(a)(b)	126,940	2,766,023
		6,518,265
Total Common Stocks (Cost $184,654,868)		251,380,653

Collateral for Securities Loaned^ (19.9%)

BlackRock Liquidity Funds TempFund Portfolio, Institutional Class , 2.51%(c)	8,394,759	8,394,759
Fidelity Investments Money Market Government Portfolio, Class I , 2.35%(c)	15,137,778	15,137,778
Fidelity Investments Prime Money Market Portfolio, Class I , 2.50%(c)	336,935	336,935
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class , 2.57%(c)	4,700,877	4,700,877
JPMorgan Prime Money Market Fund, Capital Class , 2.52%(c)	12,591,299	12,591,299
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class , 2.53%(c)	10,912,750	10,912,750
Total Collateral for Securities Loaned (Cost $52,074,398)		52,074,398
Total Investments (Cost $236,729,266) — 115.7%		303,455,051
Liabilities in excess of other assets — (15.7)%		(41,216,340)
NET ASSETS - 100.00%		$262,238,711

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Equity Fund	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)

Biotechnology (15.5%):
Aimmune Therapeutics, Inc.(a)(b)	18,650	$416,828
Amicus Therapeutics, Inc.(a)	53,604	729,014
Apellis Pharmaceuticals, Inc.(a)(b)	27,720	540,540
Arena Pharmaceuticals, Inc.(a)	12,210	547,374
Ascendis Pharma A/S, ADR(a)	5,890	693,253
Audentes Therapeutics, Inc.(a)	15,450	602,859
Bluebird Bio, Inc.(a)(b)	5,007	787,751
Blueprint Medicines Corp.(a)	8,378	670,659
Celyad SA, ADR(a)	10,286	209,834
Cytomx Therapeutics, Inc.(a)	29,910	321,533
Epizyme, Inc.(a)	28,690	355,469
Equillium, Inc.(a)	22,228	177,824
Fate Therapeutics, Inc.(a)(b)	30,540	536,588
Gossamer Bio, Inc.(a)(b)	15,370	333,068
Immunomedics, Inc.(a)(b)	37,980	729,596
Invitae Corp.(a)	22,280	521,798
Iovance Biotherapeutics, Inc.(a)(b)	39,221	372,992
Kura Oncology, Inc.(a)	28,620	474,806
Ligand Pharmaceuticals, Inc., Class B(a)(b)	5,447	684,742
Myovant Sciences, Ltd.(a)	13,540	323,200
Sage Therapeutics, Inc.(a)(b)	3,427	545,064
		10,574,792
Communication Services (2.0%):
Bandwidth, Inc., Class A(a)(b)	10,540	705,758
QuinStreet, Inc.(a)(b)	30,830	412,814
Yelp, Inc.(a)(b)	8,460	291,870
		1,410,442
Communications Equipment (0.5%):
Acacia Communications, Inc.(a)	6,240	357,864

Consumer Discretionary (16.1%):
Arco Platform Ltd., ADR, Class A(a)	16,243	524,486
At Home Group, Inc.(a)(b)	15,140	270,400
Dave & Buster’s Entertainment, Inc.(b)	13,730	684,715
Dineequity, Inc.(b)	15,730	1,435,992
Eldorado Resorts, Inc.(a)(b)	22,200	1,036,518
G-III Apparel Group Ltd.(a)	13,610	543,856
Grand Canyon Education, Inc.(a)	3,741	428,382
Monro Muffler Brake, Inc.	11,470	992,385
National Vision Holdings, Inc.(a)	19,444	611,125
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	11,021	940,422
Planet Fitness, Inc., Class A(a)	15,930	1,094,710
Red Rock Resorts, Inc., Class A	24,762	640,098
Steven Madden Ltd.	19,469	658,831
Strategic Education, Inc.	5,310	697,256
Wingstop, Inc.(b)	4,660	354,300
		10,913,476
Consumer Staples (4.1%):
BJ’s Wholesale Club Holdings, Inc.(a)	4,070	111,518
Freshpet, Inc.(a)	18,480	781,519
Nomad Foods Ltd., ADR(a)	63,070	1,289,781
Sprouts Farmers Markets, Inc.(a)	30,600	659,124
		2,841,942

Security Description	Shares	Value
Electronic Equipment, Instruments & Components (1.0%):
Littelfuse, Inc.(b)	3,757	$685,577

Energy (2.0%):
tador Resources Co.(a)	21,770	420,814
Newpark Resources, Inc.(a)(b)	103,380	946,961
		1,367,775
Financials (6.9%):
eHealth, Inc.(a)	13,701	854,120
Firstcash, Inc.(b)	10,780	932,470
Green Dot Corp.(a)	5,510	334,182
Kemper Corp.	13,190	1,004,286
LendingTree, Inc.(a)(b)	2,790	980,852
Primerica, Inc.	5,810	709,692
		4,815,602
Health Care Equipment & Supplies (5.8%):
Glaukos Corp.(a)	7,750	607,368
Globus Medical, Inc., Class A(a)	12,680	626,519
Insulet Corp.(a)(b)	7,530	716,028
Irhythm Technologies, Inc.(a)(b)	3,950	296,092
Masimo Corp.(a)	8,505	1,176,071
Penumbra, Inc.(a)(b)	3,630	533,646
		3,955,724
Health Care Providers & Services (2.3%):
Hanger, Inc.(a)	23,380	445,389
HealthEquity, Inc.(a)	8,580	634,748
LHC Group, Inc.(a)	4,700	521,042
		1,601,179
Health Care Technology (1.4%):
Inspire Medical System, Inc.(a)(b)	3,630	206,111
Teladoc, Inc.(a)(b)	13,300	739,480
		945,591
Industrials (11.0%):
Advanced Disposal Services, Inc.(a)	31,260	875,280
Altra Industrial Motion Corp.	22,180	688,689
Axon Enterprise, Inc.(a)	19,847	1,079,875
Azul SA, ADR(a)(b)	27,380	799,770
Harsco Corp.(a)	42,470	856,195
Kennametal, Inc.(b)	26,360	968,730
Proto Labs, Inc.(a)	4,680	492,055
Saia, Inc.(a)	6,730	411,203
Simpson Manufacturing Co., Inc.	13,280	787,106
Siteone Landscape Supply, Inc.(a)(b)	11,220	641,223
		7,600,126
IT Services (9.0%):
Euronet Worldwide, Inc.(a)	12,497	1,781,947
Evo Payments, Inc.(a)	22,160	643,748
InterXion Holding NV, ADR(a)(b)	18,244	1,217,422
Liveramp Holdings, Inc.(a)	4,540	247,748
Wix.com Ltd., ADR(a)	12,970	1,567,165
WNS Holdings Ltd., ADR(a)	13,078	696,665
		6,154,695
Materials (4.8%):
Allegheny Technologies, Inc.(a)(b)	34,840	890,859

Security Description	Shares	Value
Ashland Global Holdings, Inc.	12,040	$940,685
Ferro Corp.(a)	33,740	638,698
Ingevity Corp.(a)	4,660	492,143
Livent Corp.(a)	26,530	325,788
		3,288,173
Pharmaceuticals (1.5%):
Assembly Biosciences, Inc.(a)	8,610	169,531
GW Pharmaceuticals PLC, ADR(a)(b)	5,310	895,107
		1,064,638
Semiconductors & Semiconductor Equipment (4.4%):
Cabot Microelectronics Corp.	1,610	180,256
Inphi Corp.(a)	20,090	878,736
MKS Instruments, Inc.	7,270	676,474
Monolithic Power Systems, Inc.	3,838	520,011
Silicon Laboratories, Inc.(a)(b)	9,700	784,341
		3,039,818
Software (9.5%):
Cornerstone OnDemand, Inc.(a)	24,032	1,316,473
Coupa Software, Inc.(a)(b)	13,600	1,237,328
Envestnet, Inc.(a)	11,450	748,716
Everbridge, Inc.(a)(b)	7,350	551,324
Q2 Holdings, Inc.(a)	9,690	671,129
RingCentral, Inc., Class A(a)	17,519	1,888,549
		6,413,519
Technology Hardware, Storage & Peripherals (0.9%):
Pure Storage, Inc.(a)	29,020	632,346
Total Common Stocks (Cost $56,010,668)		67,663,279

Collateral for Securities Loaned^ (22.8%)

BlackRock Liquidity Funds TempFund Portfolio, Institutional Class , 2.51%(c)	2,524,115	2,524,115
Fidelity Investments Money Market Government Portfolio, Class I , 2.35%(c)	4,551,589	4,551,589
Fidelity Investments Prime Money Market Portfolio, Class I , 2.50%(c)	101,309	101,309
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class , 2.57%(c)	1,413,448	1,413,448
JPMorgan Prime Money Market Fund, Capital Class , 2.52%(c)	3,785,920	3,785,920
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class , 2.53%(c)	3,281,218	3,281,218
Total Collateral for Securities Loaned (Cost $15,657,599)		15,657,599
Total Investments (Cost $71,668,267) — 121.5%		83,320,878
Liabilities in excess of other assets — (21.5)%		(14,753,869)
NET ASSETS - 100.00%		$68,567,009

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS International VIP Series	March 31, 2019
(Unaudited)

Security Description	Shares	Fair Value
Common Stocks (98.5%)

Australia (7.0%):
Financials (1.8%):
Macquarie Group Ltd.	29,670	$2,731,910

Health Care (1.5%):
CSL Ltd.	16,675	2,313,206

Materials (1.9%):
BHP Billiton Ltd.	104,794	2,863,763

Real Estate (1.8%):
Scentre Group	963,571	2,812,158
		10,721,037
Belgium (0.3%):
Information Technology (0.3%):
Melexis NV	6,656	403,165

China (1.6%):
Communication Services (0.9%):
Tencent Holdings Ltd.	28,700	1,319,892

Financials (0.7%):
China Merchants Bank Co. Ltd., Class H	223,500	1,088,868
		2,408,760
Denmark (1.0%):
Consumer Staples (1.0%):
Royal Unibrew A/S	21,038	1,553,905

France (9.4%):
Consumer Discretionary (3.5%):
Cie Generale des Etablissements Michelin	19,275	2,276,932
LVMH Moet Hennessy Louis Vuitton SA	8,287	3,051,985
		5,328,917
Energy (1.5%):
Total SA	39,330	2,188,404

Financials (1.6%):
AXA SA	97,499	2,451,868

Information Technology (1.7%):
Cap Gemini SA	21,625	2,623,677

Materials (1.1%):
Arkema SA	17,621	1,680,794
		14,273,660
Germany (8.3%):
Financials (2.3%):
Allianz SE	15,668	3,491,123

Health Care (0.6%):
Bayer AG	13,184	848,833

Industrials (2.6%):
Siemens AG	21,789	2,342,938
Washtec AG	21,731	1,658,905
		4,001,843
Information Technology (1.5%):
SAP SE	20,445	2,363,228

Real Estate (1.3%):
Vonovia SE	38,502	1,997,824
		12,702,851

Security Description	Shares	Fair Value
Hong Kong (2.8%):
Financials (1.2%):
AIA Group Ltd.	185,200	$1,852,016

Real Estate (1.4%):
CK Asset Holdings Ltd.	231,000	2,057,305

Utilities (0.2%):
HK Electric Investments & HK Electric Investments Ltd.	316,500	323,441
		4,232,762
Ireland (1.1%):
Industrials (1.1%):
Experian PLC	60,500	1,637,143

Italy (3.8%):
Financials (1.0%):
Banca Generali SpA	63,196	1,572,975

Health Care (0.6%):
Recordati SpA	22,850	890,251

Utilities (2.2%):
Enel SpA	526,892	3,375,785
		5,839,011
Japan (21.2%):
Communication Services (0.5%):
Nippon Telegraph & Telephone Corp.	17,400	741,915

Consumer Discretionary (4.7%):
Hikari Tsushin, Inc.	8,200	1,556,700
Toyota Motor Corp.	70,200	4,136,285
United Arrows Ltd.	43,800	1,526,036
		7,219,021
Consumer Staples (2.1%):
Ito En Ltd.	93,400	2,228,304
Matsumotokiyoshi Holdings Co. Ltd.	29,100	972,490
		3,200,794
Financials (2.6%):
Jafco Co. Ltd.	31,100	1,116,730
Mitsubishi UFJ Financial Group, Inc.	283,500	1,402,386
Tokio Marine Holdings, Inc.	29,500	1,429,435
		3,948,551
Health Care (2.5%):
Hoya Corp.	28,000	1,854,978
Shionogi & Co. Ltd.	32,200	1,999,388
		3,854,366
Industrials (5.2%):
EN-Japan, Inc.	36,900	1,078,139
Fuji Electric Co. Ltd.	39,700	1,130,499
Hitachi Construction Machinery Co. Ltd.	48,000	1,279,853
ITOCHU Corp.	52,700	955,295
Kyowa Exeo Corp.	50,500	1,397,287
Okuma Corp.	15,500	842,271
Sanwa Holdings Corp.	105,000	1,252,424
		7,935,768
Information Technology (1.7%):
Fujitsu Ltd.	11,300	817,359
Oracle Corp. Japan	20,100	1,351,944

Security Description	Shares	Fair Value
Ulvac, Inc.	13,600	395,348
		2,564,651
Materials (0.4%):
DIC Corp.	17,700	518,694

Real Estate (0.5%):
Sumitomo Realty & Development	19,500	809,208

Utilities (1.0%):
Chubu Electric Power Co., Inc.	96,600	1,510,434
		32,303,402
Macau (0.9%):
Consumer Discretionary (0.9%):
Wynn Macau Ltd.	553,600	1,307,450

Netherlands (5.1%):
Communication Services (1.7%):
Koninklijke KPN NV	846,275	2,686,042

Financials (1.3%):
ING Groep NV	159,670	1,934,518

Industrials (2.1%):
Wolters Kluwer NV	46,744	3,184,219
		7,804,779
Norway (2.0%):
Energy (0.8%):
Aker BP ASA	34,957	1,247,071

Financials (1.2%):
SpareBank 1 SMN	174,958	1,773,843
		3,020,914
Russian Federation (0.6%):
Materials (0.6%):
Evraz PLC	120,690	976,261

Spain (2.3%):
Communication Services (1.4%):
Telefonica SA	259,009	2,169,405

Financials (0.9%):
Banco Santander SA	283,264	1,315,174
		3,484,579
Sweden (2.4%):
Industrials (2.4%):
Atlas Copco AB, Class B	104,613	2,595,186
Epiroc AB, Class B	105,337	1,009,421
		3,604,607
Switzerland (10.1%):
Consumer Staples (3.9%):
Nestle SA, Registered Shares	63,301	6,037,292

Financials (1.2%):
UBS Group AG, Registered Shares	150,098	1,821,679

Health Care (5.0%):
Novartis AG	33,280	3,199,661
Roche Holding AG	16,012	4,413,293
		7,612,954
		15,471,925

Security Description	Shares	Fair Value
United Kingdom (18.6%):
Consumer Discretionary (1.1%):
Next PLC	22,881	1,662,353

Consumer Staples (4.6%):
Britvic PLC	134,027	1,663,047
Diageo PLC	66,959	2,739,579
Unilever PLC	46,493	2,675,749
		7,078,375
Energy (3.7%):
BP PLC	340,111	2,469,238
Royal Dutch Shell PLC, Class A	100,447	3,156,039
		5,625,277
Financials (3.5%):
Close Brothers Group PLC	65,513	1,241,932
HSBC Holdings PLC	244,503	1,986,418
Legal & General Group PLC	606,323	2,175,453
		5,403,803
Health Care (1.4%):
Smith & Nephew PLC	103,452	2,054,068

Industrials (1.2%):
RELX PLC	86,400	1,848,546

Materials (3.1%):
Croda International PLC	15,790	1,037,171
Rio Tinto PLC	62,080	3,607,594
		4,644,765
		28,317,187
Total Common Stocks (Cost $131,534,320)		150,063,398
Total Investments (Cost $131,534,320) — 98.5%		150,063,398
Other assets in excess of liabilities — 1.5%		2,324,041
NET ASSETS - 100.00%		$152,387,439

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Quality Bond Fund	March 31, 2019
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (1.6%)
Drive Auto Receivables Trust, Series 2017-3, Class B, 2.30%, 5/17/21, Callable 1/15/21 @ 100	$9,442	$9,440
DT Auto Owner Trust, Series 2017-3A, Class B, 2.40%, 5/17/21, Callable 5/15/21 @ 100(a)	53,256	53,228
Santander Drive Auto Receivables Trust, Series 2017-3, Class B, 2.19%, 3/15/22, Callable 5/15/21 @ 100(b)	235,000	234,296
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(a)(b)	225,000	225,779
Total Asset Backed Securities (Cost $522,661)		522,743

Collateralized Mortgage Obligations (2.6%)
Commercial Mortgage Trust, Series 2012-CR4, Class B, 3.70%, 10/15/45(a)	305,000	285,523
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.65%, 1/10/45(b)(c)	250,000	263,922
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.70%, 4/15/45	300,000	311,285
Total Collateralized Mortgage Obligations (Cost $928,685)		860,730

Corporate Bonds (33.4%)

Communication Services (2.3%):
AT&T, Inc.
3.40%, 5/15/25, Callable 2/15/25 @ 100	213,000	211,275
5.15%, 11/15/46, Callable 5/15/46 @ 100 (b)	226,000	231,119
SES Global Americas Holdings GP, 5.30%, 3/25/44 (a)	135,000	119,906
Verizon Communications, Inc., 5.15%, 9/15/23	186,000	204,730
		767,030
Consumer Discretionary (2.4%):
Hasbro, Inc., 6.35%, 3/15/40	115,000	126,676
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	245,000	249,628
McDonald’s Corp., 2.63%, 1/15/22, MTN	258,000	257,600
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	100,000	102,020
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	70,000	71,049
		806,973
Consumer Staples (1.8%):
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	52,000	55,196
Mead Johnson Nutrition Co., 4.60%, 6/1/44, Callable 12/1/43 @ 100 (b)	105,000	114,362
Reynolds American, Inc.
4.45%, 6/12/25, Callable 3/12/25 @ 100	100,000	102,775
5.70%, 8/15/35, Callable 2/15/35 @ 100	92,000	95,483
Tyson Foods, Inc.
3.55%, 6/2/27, Callable 3/2/27 @ 100	157,000	154,176
5.10%, 9/28/48, Callable 3/28/48 @ 100	70,000	71,250
		593,242
Energy (2.3%):
Dolphin Energy Ltd., 5.89%, 6/15/19 (a)	65,400	65,809
Ecopetrol SA, 5.88%, 9/18/23 (d)	167,000	182,417
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100	40,000	43,253

Security Description	Principal Amount	Value
Marathon Petroleum Corp.
6.50%, 3/1/41, Callable 9/1/40 @ 100	$65,000	$79,140
5.85%, 12/15/45, Callable 6/15/45 @ 100	50,000	53,425
Statoil ASA, 3.95%, 5/15/43	20,000	20,429
Valero Energy Corp.
4.35%, 6/1/28, Callable 3/1/28 @ 100	113,000	117,270
4.00%, 4/1/29, Callable 1/1/29 @ 100	50,000	50,452
6.63%, 6/15/37	140,000	172,422
		784,617
Financials (12.5%):
Aflac, Inc.
2.88%, 10/15/26, Callable 7/15/26 @ 100	185,000	180,860
4.75%, 1/15/49, Callable 7/15/48 @ 100	20,000	22,057
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	89,000	90,905
Bank of America Corp.
2.33%, (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (e)	130,000	128,812
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	285,000	280,853
4.20%, 8/26/24, MTN	211,000	218,355
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	100,000	97,892
BB&T Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	260,000	259,995
Capital One Financial Corp., 3.75%, 7/28/26, Callable 6/28/26 @ 100	174,000	169,603
Cincinnati Financial Corp., 6.13%, 11/1/34	135,000	164,950
Citigroup, Inc.
2.75%, 4/25/22, Callable 3/25/22 @ 100	348,000	346,497
3.88%, (LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (e)	100,000	97,229
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100	170,000	165,927
5.60%, 7/15/41	90,000	109,444
KeyBank NA, 2.25%, 3/16/20	580,000	577,489
Morgan Stanley
4.88%, 11/1/22	173,000	182,491
3.75%, 2/25/23 (b)	300,000	307,610
3.13%, 7/27/26, MTN	205,000	199,615
Newcrest Finance Pty Ltd., 5.75%, 11/15/41 (a)	95,000	99,096
The Goldman Sachs Group, Inc., 2.35%, 11/15/21, Callable 11/15/20 @ 100	115,000	113,189
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	116,000	122,402
UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (a)(b)	250,000	249,948
Wells Fargo & Co., 4.90%, 11/17/45 (b)	80,000	85,649
		4,270,868
Health Care (4.6%):
AbbVie, Inc., 3.38%, 11/14/21	284,000	287,627
Amgen, Inc.
2.65%, 5/11/22, Callable 4/11/22 @ 100	227,000	225,740
4.40%, 5/1/45, Callable 11/1/44 @ 100	70,000	68,582
CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	243,000	246,956
Express Scripts Holding Co., 2.25%, 6/15/19 (b)	210,000	209,668
Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100 (b)	465,000	483,833
		1,522,406
Industrials (2.7%):
AerCap Ireland Capital Ltd., 3.75%, 5/15/19 (b)	400,000	400,239
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	60,000	55,816
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	75,000	80,657
Rockwell Automation, Inc.
3.50%, 3/1/29, Callable 12/1/28 @ 100	65,000	66,845
6.25%, 12/1/37	60,000	75,430
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	56,000	58,393
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (b)	137,000	128,014
		865,394

Security Description	Principal Amount	Value
Information Technology (1.8%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	$53,000	$59,888
Broadcom Corp., 3.63%, 1/15/24, Callable 11/15/23 @ 100	124,000	123,688
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100 (d)	85,000	83,813
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	95,000	102,144
Tyco Electronics Group SA, 7.13%, 10/1/37	34,000	45,148
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	202,000	200,281
		614,962
Materials (0.9%):
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100	160,000	153,839
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25, Callable 3/15/25 @ 100	80,000	83,958
5.20%, 11/2/40	50,000	59,613
		297,410
Utilities (2.1%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	120,000	117,242
Consolidated Edison, Inc., 6.30%, 8/15/37	110,000	139,316
Exelon Corp.
3.50%, 6/1/22, Callable 5/1/22 @ 100	137,000	138,407
3.95%, 6/15/25, Callable 3/15/25 @ 100	73,000	75,604
Iberdrola International BV
6.75%, 9/15/33	35,000	42,272
6.75%, 7/15/36 (d)	28,000	35,012
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	105,000	115,121
Public Service Enterprise Group, Inc., 4.00%, 6/1/44, Callable 12/1/43 @ 100	65,000	64,917
		727,891
Total Corporate Bonds (Cost $11,198,306)		11,250,793

Residential Mortgage Backed Securities (1.2%)
Ameriquest Mortgage Securities, Inc., Series 2003-5, Class A6, 4.17%, 4/25/33, Callable 4/25/19 @ 100(b)(c)	37,027	37,027
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 3.81% (LIBOR01M+132bps), 10/25/32, Callable 4/25/19 @ 100(e)	90,482	90,477
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 4/25/19 @ 100(b)	9,043	9,043
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 8/25/29 @ 100(a)(b)(c)	128,076	128,162
Residential Funding Mortgage Securities I, Inc., Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 4/25/19 @ 100(b)	13,568	13,568
Structured Asset Securities Corp., Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 4/25/19 @ 100(b)(c)	109	109
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y, Class 3A1, 4.91%, 11/25/34, Callable 4/25/19 @ 100(b)(c)	106,317	106,317
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 4/25/19 @ 100(b)	6,128	6,127
Total Residential Mortgage Backed Securities (Cost $391,224)		390,830

Security Description	Principal Amount	Value
U.S. Government Mortgage Backed Agencies (54.9%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 (b)	$34,250	$35,079
Series 4139, Class DA, 1.25%, 12/15/27 (b)	493,051	469,109
Series 4395, Class PA, 2.50%, 4/15/37 (b)	163,382	161,471
5.50%, 6/1/38	54,645	59,661
7.00%, 9/1/38 (b)	18,087	21,235
Series 4320, Class AP, 3.50%, 7/15/39 - 3/1/49 (b)	2,435,668	2,481,708
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40 (b)	598,720	585,665
4.50%, 1/1/41 - 7/1/44 (b)	655,356	691,983
Series 4049, Class AB, 2.75%, 12/15/41 (b)	97,405	97,405
Series 4494, Class JA, 3.75%, 5/15/42 (b)	332,236	340,354
		4,943,670
Federal National Mortgage Association
6.00%, 8/1/21 - 2/1/37 (b)	260,694	291,782
5.50%, 4/1/22 - 1/1/38 (b)	166,090	179,970
7.00%, 8/1/23 - 6/1/32 (b)	23,849	27,101
7.50%, 12/1/29 - 2/1/31 (b)	25,743	29,231
8.00%, 6/1/30 - 9/1/30 (b)	18,144	21,291
5.00%, 12/1/34 - 11/1/36	11,827	12,703
4.63%(LIBOR12M+166bps), 12/1/36 (b)(e)	38,576	39,535
4.50%, 12/1/38 - 5/25/40 (b)	550,785	572,540
Series 2013-33, Class UD, 2.50%, 4/25/39 - 12/25/47 (b)	376,289	369,943
Series 2013-137, Class A, 3.50%, 3/25/40 - 12/25/50 (b)	2,135,462	2,183,903
Series 2013-137, Class A, 3.50%, 5/25/46 (b)(f)	1,316,707	1,316,504
Series 2011-101, Class LA, 3.00%, 10/25/40 - 2/25/49 (b)	2,811,326	2,800,156
Series 2011-101, Class LA, 3.00%, 5/25/46 (b)(f)	894,797	894,832
Series 2013-81, Class KA, 2.75%, 9/25/42 (b)	366,624	364,595
Series 2013-44, Class PB, 1.75%, 1/25/43 (b)	333,828	319,845
4.00%, 5/1/43 - 9/1/48 (b)	2,024,755	2,134,349
4.00%, 5/25/46 (b)(f)	1,336,004	1,335,801
		12,894,081
Government National Mortgage Association
Series 2016-116, Class GA, 1.75%, 11/20/44 (b)	656,545	627,267

Multi-family (0.1%):

Collateralized Mortgage Obligations (0.1%):
Government National Mortgage Association
6.00%, 12/15/33 (b)	23,090	25,972
Total U.S. Government Mortgage Backed Agencies (Cost $18,546,994)		18,490,990

U.S. Treasury Obligations (13.9%)
U.S. Treasury Bills, 2.30%, 5/23/19 (b)(g)	714,000	711,593
U.S. Treasury Bonds
2.88%, 5/15/43 (b)	94,000	95,440
3.00%, 2/15/48 (b)	2,345,000	2,427,218
U.S. Treasury Notes
2.88%, 10/31/23 (b)	326,000	334,905
2.00%, 8/15/25 (b)	105,000	103,043
2.75%, 2/15/28 (b)	18,000	18,515
2.88%, 8/15/28 (b)	943,000	979,847
Total U.S. Treasury Obligations (Cost $4,474,543)		4,670,561

Security Description	Shares	Value
Collateral for Securities Loaned^ (0.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class , 2.51%(h)	34,491	$34,491
Fidelity Investments Money Market Government Portfolio, Class I , 2.35%(h)	62,196	62,196
Fidelity Investments Prime Money Market Portfolio, Class I , 2.50%(h)	1,384	1,384
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class , 2.57%(h)	19,314	19,314
JPMorgan Prime Money Market Fund, Capital Class , 2.52%(h)	51,733	51,733
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class , 2.53%(h)	44,837	44,837
Total Collateral for Securities Loaned (Cost $213,955)		213,955
Total Investments (Cost $36,276,368) — 108.2%		36,400,602
Liabilities in excess of other assets — (8.2)%		(2,763,371)
NET ASSETS - 100.00%		$33,637,231

^                       Purchased with cash collateral from securities on loan.

(a)              Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2019, the fair value of these securities was $1,227,448 and amounted to 3.6% of net assets.

(b)              All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(c)               The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2019.

(d)              All or a portion of this security is on loan.

(e)               Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2019.

(f)                Security purchased on a when-issued basis.

(g)               Rate represents the effective yield at March 31, 2019.

(h)              Rate disclosed is the daily yield on March 31, 2019.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

MTN—Medium Term Note

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	11	6/19/19	$1,366,444	$1,366,407	$(37)
2-Year U.S. Treasury Note Future	3	6/28/19	636,854	639,281	2,427
5-Year U.S. Treasury Note Future	28	6/28/19	3,243,722	3,243,187	(535)
					$1,855

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Future	3	6/19/19	$434,208	$448,969	$(14,761)

	Total unrealized appreciation				$2,427
	Total unrealized depreciation				(15,333)
	Total net unrealized depreciation				$(12,906)

Centrally Cleared

Credit Default Swap Agreements - Buy Protection(a)

Underlying Instrument*	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 31	5.00%	12/20/23	Daily	3.36%	$1,372,000	**	$(92,806)	$(85,366)	$(7,440)

*        As of March 31, 2019, the CDX North America High Yield Index included securities which had defaulted and represented 2% of the Index.

**      Reflects the notional amount after the default of securities.

(a)     When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)     Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)     The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Low Duration Bond Fund	March 31, 2019
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (15.9%)
American Express Credit Account Master Trust, Series 2014-1, Class B, 2.96% (LIBOR01M+50bps), 12/15/21(a)(b)	$6,400,000	$6,400,819
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24%, 4/8/22, Callable 12/8/20 @ 100(b)	4,435,000	4,398,864
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.40%, 5/18/22, Callable 8/18/21 @ 100(b)	2,715,000	2,700,885
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class D, 3.34%, 8/8/21, Callable 1/8/20 @ 100(b)	2,600,000	2,609,838
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 7/18/22 @ 100(b)	3,200,000	3,225,552
Avis Budget Rental Car Funding (AESOP) LLC, Series 2014-1, Class A, 2.46%, 7/20/20(b)(c)	1,333,333	1,332,288
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class B, 2.22%, 5/16/22, Callable 6/15/21 @ 100(b)(c)	4,180,000	4,141,841
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22, Callable 11/15/20 @ 100(b)(c)	1,408,544	1,408,648
Drive Auto Receivables Trust, Series 2018-2, Class B, 3.22%, 4/15/22, Callable 7/15/21 @ 100(b)	5,140,000	5,145,027
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46%, 3/15/22, Callable 10/15/20 @ 100(b)	6,835,000	6,819,430
Santander Drive Auto Receivables Trust, Series 2017-3, Class B, 2.19%, 3/15/22, Callable 5/15/21 @ 100(b)	2,540,000	2,532,405
Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.21%, 10/15/21, Callable 12/15/20 @ 100(b)	1,935,484	1,933,448
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(b)(c)	2,400,000	2,408,306
World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.12%, 3/15/24(b)	3,155,000	3,131,571
Total Asset Backed Securities (Cost $48,301,906)		48,188,922

Collateralized Mortgage Obligations (3.4%)
Galaxy CLO Ltd., Series 2017-24A, Class A, 3.56% (LIBOR03M+112bps), 1/15/31, Callable 1/15/20 @ 100(a)(b)	2,000,000	1,981,550
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.65%, 1/10/45(b)(d)	3,500,000	3,694,908
Steele Creek CLO Ltd., Series 2017-1A, Class A, 3.69% (LIBOR03M+125bps), 1/15/30, Callable 1/15/20 @ 100(a)(b)	2,825,000	2,805,245
Voya CLO Ltd., Series 2017-4A, Class A1, 3.57% (LIBOR03M+113bps), 10/15/30, Callable 10/15/19 @ 100(a)(b)(c)	2,000,000	1,982,999
Total Collateralized Mortgage Obligations (Cost $10,643,079)		10,464,702

Corporate Bonds (49.2%)

Communication Services (3.4%):
AT&T, Inc.
2.45%, 6/30/20, Callable 5/30/20 @ 100 (b)	3,500,000	3,485,965
3.96%, (LIBOR03M+118bps), 6/12/24 (a)	887,000	879,718
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (b)	4,185,000	4,252,462

Security Description	Principal Amount	Value
Verizon Communications, Inc., 3.72%(LIBOR03M+110bps), 5/15/25, Callable 3/15/25 @ 100 (a)(b)	$827,000	$828,323
Vodafone Group PLC, 3.43%(LIBOR03M+99bps), 1/16/24 (a)(b)	871,000	864,650
		10,311,118
Consumer Discretionary (3.2%):
Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100 (b)	3,055,000	3,182,241
Hasbro, Inc., 3.15%, 5/15/21, Callable 3/15/21 @ 100 (b)	3,380,000	3,393,554
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (b)	3,283,000	3,368,522
		9,944,317
Consumer Staples (2.7%):
BAT Capital Corp., 2.30%, 8/14/20	3,750,000	3,711,938
Constellation Brands, Inc., 3.21%(LIBOR03M+70bps), 11/15/21, Callable 10/30/19 @ 100 (a)	2,500,000	2,502,225
Molson Coors Brewing Co., 1.45%, 7/15/19 (b)(e)	2,063,000	2,054,356
		8,268,519
Energy (4.8%):
Enable Midstream Partner, 2.40%, 5/15/19, Callable 5/6/19 @ 100 (b)	5,000,000	4,995,249
LUKOIL International Finance BV, 6.13%, 11/9/20 (b)(c)	5,185,000	5,381,408
Marathon Petroleum Corp., 3.40%, 12/15/20, Callable 11/15/20 @ 100 (b)	1,850,000	1,865,744
Pioneer Natural Resource Co., 7.50%, 1/15/20 (b)	2,085,000	2,157,579
		14,399,980
Financials (12.2%):
Bank of America Corp.
2.25%, 4/21/20, MTN (b)	2,000,000	1,988,820
2.33%, (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a)	1,391,000	1,378,286
3.44%, (LIBOR03M+96bps), 7/23/24, Callable 7/23/23 @ 100 (a)(b)	879,000	880,283
Capital One Financial Corp.
2.50%, 5/12/20, Callable 4/12/20 @ 100	615,000	612,712
3.45%, 4/30/21, Callable 3/30/21 @ 100 (b)	3,500,000	3,543,365
Citigroup, Inc.
3.84%, (LIBOR03M+107bps), 12/8/21, Callable 11/8/21 @ 100 (a)(b)	3,500,000	3,543,470
3.44%, (LIBOR03M+95bps), 7/24/23, Callable 7/24/22 @ 100 (a)(b)	885,000	886,735
HSBC Holdings PLC, 3.64%(LIBOR03M+100bps), 5/18/24, Callable 5/18/23 @ 100 (a)(b)	875,000	868,989
JPMorgan Chase & Co., 3.37%(LIBOR03M+89bps), 7/23/24, Callable 7/23/23 @ 100 (a)(b)	900,000	897,723
Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 5/6/19 @ 102.69	637,000	649,632
Marsh & McLennan Cos., Inc., 2.35%, 3/6/20, Callable 2/6/20 @ 100	420,000	418,513
Morgan Stanley, 3.81%(LIBOR03M+122bps), 5/8/24, Callable 5/8/23 @ 100 (a)(b)	875,000	880,618
Newcrest Finance Pty Ltd., 4.20%, 10/1/22 (c)	725,000	738,420
Regions Bank, 3.37%(LIBOR03M+50bps), 8/13/21, Callable 8/13/20 @ 100 (a)	1,000,000	1,004,570
SVB Financial Group, 5.38%, 9/15/20 (b)	2,573,000	2,660,739
The Goldman Sachs Group, Inc, 4.26%(LIBOR03M+175bps), 10/28/27, Callable 10/28/26 @ 100 (a)(b)	875,000	878,876
The Goldman Sachs Group, Inc., 3.79%(LIBOR03M+117bps), 11/15/21, Callable 11/15/20 @ 100 (a)(b)	3,500,000	3,528,455
UBS Group Funding Switzerland AG
2.95%, 9/24/20 (b)(c)	3,825,000	3,824,197
3.57%, (LIBOR03M+95bps), 8/15/23, Callable 8/15/22 @ 100 (a)(b)	864,000	860,449
Unum Group, 3.00%, 5/15/21, Callable 4/15/21 @ 100 (b)	4,000,000	4,000,320

Security Description	Principal Amount	Value
ZB NA, 3.50%, 8/27/21	$1,785,000	$1,804,135
Zions BanCorp NA, 3.35%, 3/4/22, Callable 2/4/22 @ 100	1,090,000	1,099,712
		36,949,019
Health Care (5.2%):
Amgen, Inc., 2.20%, 5/11/20 (b)	3,301,000	3,283,472
Biogen, Inc., 2.90%, 9/15/20 (b)	3,333,000	3,334,566
Celgene Corp., 2.88%, 2/19/21 (b)	4,345,000	4,341,914
Express Scripts Holding Co., 2.25%, 6/15/19 (b)	4,057,000	4,050,590
Halfmoon Parent, Inc., 3.33%(LIBOR03M+89bps), 7/15/23, Callable 6/15/23 @ 100 (a)	873,000	868,102
		15,878,644
Industrials (3.0%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19 (b)	2,319,000	2,362,273
Aercap Holdings NV, 4.63%, 10/30/20 (b)	3,715,000	3,802,005
IDEX Corp., 4.50%, 12/15/20, Callable 9/15/20 @ 100 (b)	2,565,000	2,607,015
		8,771,293
Information Technology (5.1%):
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100	2,631,000	2,620,581
FLIR Systems, Inc., 3.13%, 6/15/21, Callable 5/15/21 @ 100	2,375,000	2,372,055
Lam Research Group, 2.80%, 6/15/21, Callable 5/15/21 @ 100	3,328,000	3,324,439
NetApp, Inc.
2.00%, 9/27/19 (b)(e)	1,875,000	1,867,369
3.38%, 6/15/21, Callable 4/15/21 @ 100	1,605,000	1,617,182
VMware, Inc., 2.30%, 8/21/20 (b)	3,820,000	3,784,589
		15,586,215
Materials (2.2%):
Anglo American Capital PLC, 4.13%, 4/15/21 (b)(c)	5,725,000	5,790,265
LyondellBasell Industries NV, 6.00%, 11/15/21, Callable 8/17/21 @ 100	800,000	855,184
		6,645,449
Real Estate (3.6%):
CubeSmart, LP, 4.80%, 7/15/22, Callable 4/15/22 @ 100	3,470,000	3,611,471
Healthcare Trust of America Holdings LP, 3.38%, 7/15/21, Callable 5/15/21 @ 100 (b)	1,410,000	1,413,666
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21 @ 100 (b)	3,130,000	3,120,391
Ventas Realty, LP, 4.25%, 3/1/22, Callable 12/1/21 @ 100	2,650,000	2,735,860
		10,881,388
Utilities (3.8%):
Eversource Energy, 2.50%, 3/15/21, Callable 2/15/21 @ 100 (b)	2,900,000	2,883,296
Exelon Corp., 3.50%, 6/1/22, Callable 5/1/22 @ 100	2,681,000	2,708,534
Iberdrola Finance Ireland Ltd., 5.00%, 9/11/19 (b)(c)	6,027,000	6,080,098
		11,671,928
Total Corporate Bonds (Cost $149,162,946)		149,307,870

Residential Mortgage Backed Securities (6.4%)
Ameriquest Mortgage Securities, Inc., Series 2003-5, Class A6, 4.17%, 4/25/33, Callable 4/25/19 @ 100(b)(d)	8,421	8,421
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 4.43%, 10/25/33, Callable 4/25/19 @ 100(b)(d)	1,857,242	1,857,242
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A8, 4.50%, 1/15/19(b)	13,730	13,698

Security Description	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 4A1, 4.26%, 11/25/34, Callable 4/25/19 @ 100(b)(d)	$1,716,974	$1,709,675
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 1/25/20, Callable 8/25/21 @ 100(b)	47,533	47,701
JPMorgan Mortgage Trust, Series 2017-1, Class A5, 3.50%, 1/25/47, Callable 1/25/41 @ 100(b)(c)(d)	2,072,370	2,079,422
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 9/25/40 @ 100(b)(c)(d)	2,346,958	2,293,973
JPMorgan Mortgage Trust, Series 2016-3, Class 1A3, 3.50%, 10/25/46, Callable 3/25/39 @ 100(b)(c)(d)	981,172	981,459
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 8/25/29 @ 100(b)(c)(d)	1,600,955	1,602,008
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 4/25/19 @ 100(b)	16,370	16,370
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 4/25/19 @ 100(b)	77,033	76,225
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.99%, 10/25/29, Callable 8/25/25 @ 100(b)(c)(d)	4,223,805	4,155,400
Madison Park Funding Ltd., Series 2017-26A, Class AR, 3.71% (LIBOR03M+120bps), 7/29/30, Callable 10/29/19 @ 100(a)(b)	2,250,000	2,240,984
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1, 2.79% (LIBOR01M+28bps), 11/25/35, Callable 4/25/19 @ 100(a)(b)	210,751	210,653
Residential Funding Mortgage Securities I, Inc., Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 4/25/19 @ 100(b)	49,400	49,400
Structured Asset Securities Corp., Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 4/25/19 @ 100(b)(d)	566	568
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A2, 4.97%, 12/25/34, Callable 4/25/19 @ 100(b)(d)	462,237	462,237
Wells Fargo Mortgage Backed Securities Trust, Series 2004-O, Class A1, 4.68%, 8/25/34, Callable 4/25/19 @ 100(b)(d)	609,818	609,818
Wells Fargo Mortgage Backed Securities Trust, Series 2004-M, Class A7, 4.61%, 8/25/34, Callable 4/25/19 @ 100(b)(d)	1,053,743	1,053,743
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 4/25/19 @ 100(b)	9,011	9,011
Total Residential Mortgage Backed Securities (Cost $19,778,514)		19,478,008

U.S. Government Mortgage Backed Agencies (12.4%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40 (b)	1,244,746	1,333,960
5.50%, 10/25/23 (b)	7,982	8,298
Series 4430, Class NG, 2.50%, 2/15/38 (b)	2,804,480	2,788,019
7.00%, 9/1/38 (b)	8,682	10,193
Series 4320, Class AP, 3.50%, 7/15/39 (b)	1,625,871	1,660,351
Series 3713, Class PA, 2.00%, 2/15/40 - 4/15/44 (b)	10,400,242	10,203,575
Series 4049, Class AB, 2.75%, 12/15/41 (b)	1,046,030	1,046,036
		17,050,432
Federal National Mortgage Association
6.00%, 2/1/37 (b)	1,481,924	1,667,333
Series 2013-83, Class CA, 3.50%, 10/25/37 - 3/25/40 (b)	4,130,586	4,183,975
Series 2013-33, Class UD, 2.50%, 4/25/39 (b)	2,052,385	2,027,260
Series 2011-21, Class PA, 4.50%, 5/25/40 (b)	4,532,513	4,687,714
Series 2011-101, Class LA, 3.00%, 10/25/40 (b)	1,841,913	1,850,009
5.00%, 2/1/41 - 10/1/41 (b)	4,468,370	4,785,266
		19,201,557

Security Description	Shares or Principal Amount	Value
Government National Mortgage Association
Series 2018-22, Class JA, 3.00%, 1/20/44	$1,400,088	$1,404,990
Total U.S. Government Mortgage Backed Agencies (Cost $38,195,730)		37,656,979

U.S. Treasury Obligations (10.9%)
U.S. Treasury Bill, 2.36%, 1/2/20 (f)	10,040,000	9,861,088
U.S. Treasury Notes
2.25%, 3/31/20 (b)	9,638,000	9,623,661
2.88%, 10/15/21	13,340,000	13,542,185
Total U.S. Treasury Obligations (Cost $32,873,373)		33,026,934

Collateral for Securities Loaned^ (0.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(g)	152,102	152,102
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(g)	274,277	274,277
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(g)	6,105	6,105
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(g)	85,174	85,174
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(g)	228,138	228,138
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(g)	197,725	197,725
Total Collateral for Securities Loaned (Cost $943,521)		943,521
Total Investments (Cost $299,899,069) — 98.5%		299,066,936
Other assets in excess of liabilities — 1.5%		4,626,366
NET ASSETS - 100.00%		$303,693,302

^                            Purchased with cash collateral from securities on loan.

(a)                   Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2019.

(b)                   All or a portion of this security has been segregated as collateral for derivative instruments.

(c)                    Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2019, the fair value of these securities was $44,200,731 and amounted to 14.6% of net assets.

(d)                   The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2019.

(e)                    All or a portion of this security is on loan.

(f)                     Rate represents the effective yield at March 31, 2019.

(g)                    Rate disclosed is the daily yield on March 31, 2019.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Future	463	6/28/19	$98,361,798	$98,662,429	$300,631
5-Year U.S. Treasury Note Future	159	6/28/19	18,419,706	18,416,668	(3,038)
					$297,593

	Total unrealized appreciation				$300,631
	Total unrealized depreciation				(3,038)
	Total net unrealized appreciation				$297,593

Centrally Cleared

Credit Default Swap Agreements - Buy Protection(a)

Underlying Instrument*	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 31	5.00%	12/20/23	Daily	3.36%	$12,544,000	**	$(848,511)	$(780,488)	$(68,023)

Credit Default Swap Agreements - Sell Protection(d)

Underlying Instruments	Fixed Deal Pay Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2019(b)	Notional Amount(e)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade 5 Year Index; Series 31	1.00%	12/20/23	Daily	0.56%	$25,000,000	$489,778	$423,420	$66,358

*                            As of March 31, 2019, the CDX North America High Yield Index included securities which had defaulted and represented 2% of the Index.

**                      Reflects the notional amount after the default of securities.

(a)                     When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)                   Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)                    The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

(d)                   When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(e)                    The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America Investment Grade 5 Year Index.

Victory Portfolios	Schedule of Portfolio Investments
Victory High Yield Fund	March 31, 2019
(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (1.4%)

Communication Services (1.0%):
AMC Networks, Inc., Class A(a)(b)	6,000	$340,560
Cinemark Holdings, Inc.	10,000	399,900
TEGNA, Inc.	33,000	465,300
		1,205,760
Consumer Discretionary (0.4%):
Wynn Resorts Ltd.	4,000	477,280
Total Common Stocks (Cost $1,652,535)		1,683,040

Senior Secured Loans (30.3%)
Ai Ladder Luxembourg Subco Sarl, 1st Lien Term Loan B, 7.10% (LIBOR03M+450bps), 5/4/25(c)	$793,103	776,750
Alphabet Holding Co., Inc., 2nd Lien Term Loan, 10.25% (LIBOR01M+775bps), 8/15/25, Callable 5/5/19 @ 101(c)	1,000,000	808,750
AMC Entertainment Holdings, Inc., 1st Lien Term Loan B, 4.73% (LIBOR01M+225bps), 12/15/22, Callable 5/5/19 @ 100(c)	997,423	996,176
American Axle & Manufacturing, Inc., 1st Lien Term Loan B, 4.84% (LIBOR01M+225bps), 4/6/24, Callable 5/5/19 @ 100(c)	249,359	243,332
Avaya, Inc., 1st Lien Term Loan B, 6.73% (LIBOR01M+425bps), 12/15/24, Callable 5/5/19 @ 100(c)	400,000	397,916
Avaya, Inc., 1st Lien Term Loan B, 6.85% (LIBOR02M+425bps), 12/15/24, Callable 5/5/19 @ 100(c)	241,875	240,615
Bass Pro Group LLC, Term Loan B, 7.50% (LIBOR01M+500bps), 12/16/23, Callable 4/29/19 @ 100(c)	985,000	961,360
Blount International, Inc., 1st Lien Term Loan B, 6.25% (LIBOR01M+375bps), 4/12/23, Callable 5/5/19 @ 100(c)	1,000,000	998,329
Builders FirstSource, Inc., 5.60% (LIBOR03M+300bps), 2/29/24, Callable 5/5/19 @ 100(c)	997,436	963,563
Caesars Resort Collection LLC, 1st Lien Term Loan B, 5.25% (LIBOR01M+275bps), 10/2/24, Callable 5/5/19 @ 100(c)	987,500	973,389
Commscope, Inc., 1st Lien Term Loan B2, 5.73% (LIBOR01M+325bps), 2/7/26(c)	1,000,000	998,330
CPM Holdings, Inc., 1st Lien Term Loan, 6.43% (LIBOR01M+375bps), 11/15/25, Callable 4/24/19 @ 100(c)	798,000	790,020
Crown Finance US, Inc., 1st Lien Term Loan B, 5.00% (LIBOR01M+250bps), 2/7/25, Callable 5/5/19 @ 100(c)	614,177	599,178
Dayco Products LLC, 6.88% (LIBOR03M+425bps), 5/19/24, Callable 5/5/19 @ 100(c)	979,474	952,538
Dynasty Acquisition Co., Inc., 1st Lien Term Loan, 1/24/26(g)	650,350	650,168
Gates Global LLC, 1st Lien Term Loan B2, 5.25% (LIBOR01M+275bps), 3/31/24, Callable 5/5/19 @ 100(c)	997,468	983,574
Hertz Corp., Term Loan B1, 3.50% (LIBOR01M+275bps), 6/30/23, Callable 5/5/19 @ 100(c)	974,555	955,375
Holley Purchaser, Inc., 1st Lien Term Loan, 7.74% (LIBOR03M+500bps), 10/24/25, Callable 5/5/19 @ 101(c)	997,500	977,550
Leslie’s Poolmart, Inc., Term Loan B, 6.08% (LIBOR02M+350bps), 8/16/23, Callable 5/5/19 @ 100(c)	1,000,000	966,460
LifeScan Global Corp., 1st Lien Term Loan, 8.60% (LIBOR03M+600bps), 6/19/24, Callable 5/5/19 @ 101(c)	17,500	16,800
LifeScan Global Corp., 1st Lien Term Loan, 8.66% (LIBOR06M+600bps), 6/19/24, Callable 5/5/19 @ 101(c)	965,000	926,400

Security Description	Principal Amount	Value
Navistar, Inc., 1st Lien Term Loan B, 6.00% (LIBOR01M+350bps), 11/2/24, Callable 5/5/19 @ 100(c)	$990,000	$985,466
Ortho-Clinical Diagnostics SA, 1st Lien Term Loan B, 5.75% (LIBOR01M+325bps), 5/22/25, Callable 5/5/19 @ 100(c)	994,924	957,196
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 11.36% (LIBOR03M+875bps), 7/1/24, Callable 5/5/19 @ 100(c)	800,000	796,000
PetSmart, Inc., 5.49% (LIBOR01M+300bps), 3/10/22, Callable 5/5/19 @ 100(c)	982,183	879,672
Radiate Holdco LLC, 5.50% (LIBOR01M+300bps), 2/1/24, Callable 5/5/19 @ 100(c)	987,406	963,965
Regionalcare Hospital Partners Holdings, Inc., 6.98% (LIBOR01M+450bps), 11/16/25, Callable 5/5/19 @ 101(c)	1,246,875	1,231,875
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 5.25% (LIBOR01M+275bps), 2/5/23, Callable 5/5/19 @ 100(c)	1,296,825	1,280,614
Scientific Games International, Inc., 1st Lien Term Loan B5, 5.25% (LIBOR01M+275bps), 8/14/24, Callable 5/5/19 @ 100(c)	191,637	186,436
Scientific Games International, Inc., 1st Lien Term Loan B5, 5.33% (LIBOR02M+275bps), 8/14/24, Callable 5/5/19 @ 100(c)	798,363	776,695
Sinclair Television Group, Inc., 1st Lien Term Loan B, 4.75% (LIBOR01M+225bps), 1/3/24, Callable 5/5/19 @ 100(c)	997,449	985,609
SIWF Holdings, Inc., 10.99% (LIBOR01M+850bps), 5/26/26(c)	1,000,000	907,500
Specialty Building Products Holdings LLC, 1st Lien Term Loan, 8.25% (LIBOR01M+575bps), 10/1/25, Callable 5/5/19 @ 101(c)	1,000,000	973,750
Sprint Communications, Inc., 1st Lien Term Loan B, 5.00% (LIBOR01M+250bps), 2/2/24, Callable 5/5/19 @ 100(c)	989,899	962,677
StandardAero, Ltd., 1st Lien Term Loan, 1/24/26(g)	349,650	349,552
Stars Group Holdings BV, 6.10% (LIBOR03M+350bps), 6/27/25, Callable 5/5/19 @ 100(c)	964,528	961,895
Station Casinos LLC, Term Loan B, 5.00% (LIBOR01M+250bps), 6/8/23, Callable 5/5/19 @ 100(c)	997,413	986,074
Tenneco, Inc., 1st Lien Term Loan B, 5.25% (LIBOR01M+275bps), 6/18/25, Callable 5/5/19 @ 100(c)	997,500	950,119
Tribune Media Co., 1st Lien Term C, 5.50% (LIBOR01M+300bps), 1/27/24, Callable 5/5/19 @ 100(c)	1,000,000	998,000
Univision Communications, 1st Lien Term Loan C5, 5.25% (LIBOR01M+275bps), 3/15/24, Callable 5/5/19 @ 100(c)	972,594	914,910
Utz Quality Foods LLC, 2nd Lien Term Loan, 9.75% (LIBOR01M+725bps), 11/21/25, Callable 5/5/19 @ 101(c)	700,000	684,250
Verscend Holding Corp., 7.00% (LIBOR01M+450bps), 8/10/25, Callable 5/5/19 @ 101(c)	646,750	641,091
Wynn Resorts Ltd., 1st Lien Term Loan B, 4.75% (LIBOR02M+225bps), 10/30/24, Callable 4/30/19 @ 100(c)	1,000,000	977,970
Total Senior Secured Loans (Cost $36,054,272)		35,527,889

Corporate Bonds (64.0%)

Communication Services (5.9%):
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88	1,500,000	1,401,135
AMC Networks, Inc., 4.75%, 8/1/25, Callable 8/1/21 @ 102.38	1,250,000	1,239,563
Cablevision Systems Corp., 5.88%, 9/15/22	1,250,000	1,307,287
Hughes Satellite Systems Corp., 6.63%, 8/1/26	1,250,000	1,228,763

Security Description	Principal Amount	Value
Telesat Canada/Telesat LLC, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66 (d)	$1,250,000	$1,356,224
Windstream Services LLC/Windstream Finance Corp., 9.00%, 6/30/25, Callable 6/30/21 @ 104.5 (b)(d)(e)	356,000	242,133
		6,775,105
Consumer Discretionary (11.5%):
AV Homes, Inc., 6.63%, 5/15/22, Callable 5/15/19 @ 103.31	325,000	336,960
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94 (b)	1,220,000	1,064,792
Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	1,000,000	1,036,760
Churchill Downs, Inc., 5.50%, 4/1/27, Callable 4/1/22 @ 102.75 (d)	850,000	862,266
Eldorado Resorts, Inc., 6.00%, 9/15/26	1,250,000	1,268,750
Enterprise Development Authority/The, 12.00%, 7/15/24, Callable 7/15/21 @ 109 (d)	1,200,000	1,217,832
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (d)	1,250,000	1,312,249
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	850,000	860,498
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
6.25%, 5/15/26, Callable 5/15/22 @ 103.13 (d)	425,000	433,509
8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (d)	425,000	426,398
Party City Holdings, Inc., 6.63%, 8/1/26, Callable 8/1/21 @ 103.31 (b)(d)	1,250,000	1,242,463
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (d)	1,300,000	1,327,637
Travelport Corporate Finance PLC, 6.00%, 3/15/26, Callable 3/15/21 @ 103 (d)	340,000	370,505
William Carter Co./The, 5.63%, 3/15/27, Callable 3/15/22 @ 102.81 (d)	870,000	900,320
Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	1,000,000	862,840
		13,523,779
Consumer Staples (6.0%):
Albertsons Cos. LLC, 5.75%, 3/15/25, Callable 9/15/19 @ 104.31	1,500,000	1,425,495
B&G Foods, Inc., 5.25%, 4/1/25, Callable 4/1/20 @ 103.94 (b)	1,250,000	1,205,300
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13 (d)	1,250,000	1,261,250
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (d)	1,000,000	885,010
Post Holdings, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5 (b)(d)	1,250,000	1,218,762
Simmons Foods, Inc., 7.75%, 1/15/24, Callable 1/15/21 @ 103.88 (d)	1,020,000	1,086,637
		7,082,454
Energy (0.6%):
Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 1/30/26, Callable 1/30/21 @ 104.13 (d)	650,000	667,628

Financials (6.1%):
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 2/15/24, Callable 2/15/21 @ 104.06 (d)	1,275,000	1,322,188
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (b)(d)	1,000,000	1,040,080
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23, Callable 2/15/20 @ 105.25 (d)	1,000,000	1,034,140
Gray Escrow, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25 (d)	1,250,000	1,328,188
Intelsat Jackson Holdings SA, 5.50%, 8/1/23, Callable 5/6/19 @ 102.75	1,250,000	1,109,163
Resideo Funding, Inc., 6.13%, 11/1/26, Callable 11/1/21 @ 104.59 (d)	1,330,000	1,372,533
		7,206,292
Health Care (10.3%):
Air Medical Group Holdings, Inc., 6.38%, 5/15/23, Callable 5/6/19 @ 103.19 (b)(d)	1,000,000	852,740
Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75 (d)	1,000,000	1,082,860

Security Description	Principal Amount	Value
Bausch Health Cos., Inc., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06 (b)(d)	$1,250,000	$1,238,388
Change Health/Finance, Inc., 5.75%, 3/1/25, Callable 3/1/20 @ 102.88 (d)	1,250,000	1,238,163
Endo Finance LLC, 6.00%, 2/1/25, Callable 2/1/20 @ 103	1,500,000	1,083,540
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 5/6/19 @ 101.66 (d)	850,000	806,310
Polaris Intermediate Corp., 8.50%, 12/1/22, Callable 6/1/19 @ 104 (d)	1,000,000	990,950
Surgery Center Holdings, 6.75%, 7/1/25, Callable 7/1/20 @ 103.38 (d)	1,000,000	904,930
Tenet Healthcare Corp.
8.13%, 4/1/22	1,250,000	1,345,962
6.25%, 2/1/27, Callable 2/1/22 @ 103.13 (d)	400,000	415,948
Verscend Escrow Corp., 9.75%, 8/15/26, Callable 8/15/21 @ 104.88 (d)	1,000,000	998,520
Vizient, Inc., 10.38%, 3/1/24, Callable 5/6/19 @ 107.78 (d)	1,000,000	1,086,160
		12,044,471
Industrials (17.9%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 5/6/19 @ 105.53 (d)	1,250,000	1,153,600
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 2/15/20 @ 105 (b)(d)	900,000	900,009
Allison Transmission, Inc., 5.88%, 6/1/29, Callable 6/1/24 @ 102.94 (d)	850,000	859,733
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 5/6/19 @ 102 (d)	1,250,000	1,191,563
Beacon Escrow Corp., 4.88%, 11/1/25, Callable 11/1/20 @ 102.44 (b)(d)	1,330,000	1,256,544
Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (d)	1,250,000	1,287,175
Covanta Holding Corp., 5.88%, 7/1/25, Callable 7/1/20 @ 104.41	1,000,000	1,017,160
Manitowoc Co., Inc./The, 9.00%, 4/1/26, Callable 4/1/22 @ 104.5 (d)	1,700,000	1,722,473
Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 5/6/19 @ 107.13	800,000	860,584
Navistar International Corp., 6.63%, 11/1/25, Callable 11/1/20 @ 103.31 (d)	1,250,000	1,269,899
Pisces Midco, Inc., 8.00%, 4/15/26, Callable 4/15/21 @ 104 (b)(d)	1,000,000	900,640
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (b)(d)	1,000,000	964,880
Stevens Holding Co. Inc., 6.13%, 10/1/26, Callable 10/1/23 @ 101.53 (b)(d)	1,000,000	1,030,800
TransDigm, Inc.
6.50%, 7/15/24, Callable 7/15/19 @ 103.25	1,250,000	1,284,213
6.25%, 3/15/26, Callable 3/15/22 @ 103.13 (d)	800,000	831,272
Triumph Group, Inc., 4.88%, 4/1/21, Callable 5/6/19 @ 100	1,250,000	1,216,400
United Rentals, Inc., 6.50%, 12/15/26, Callable 12/15/21 @ 103.25 (b)	1,250,000	1,315,437
W/S Packaging Holdings, Inc., 9.00%, 4/15/23, Callable 4/15/20 @ 104.5 (d)	800,000	837,824
XPO Logistics, Inc., 6.75%, 8/15/24, Callable 8/15/21 @ 103.38 (b)(d)	1,000,000	1,020,140
		20,920,346
Materials (5.5%):
Greif, Inc., 6.50%, 3/1/27, Callable 3/1/22 @ 103.25 (d)	1,600,000	1,637,984
Intertape Polymer Group, Inc., 7.00%, 10/15/26, Callable 10/15/21 @ 103.5 (d)	1,330,000	1,365,444
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13 (d)	920,000	862,399
Reynolds Group Issuer, Inc., 5.75%, 10/15/20, Callable 5/6/19 @ 100	969,108	970,978
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 3/15/27, Callable 3/15/22 @ 103.25 (d)	870,000	874,968
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (d)	1,000,000	862,480
		6,574,253

Security Description	Shares or Principal Amount	Value
Real Estate (0.2%):
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 4/1/27, Callable 4/1/22 @ 107.03 (d)	$215,000	$220,400
Total Corporate Bonds (Cost $74,620,377)		75,014,728

Collateral for Securities Loaned^ (11.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(f)	2,197,750	2,197,750
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(f)	3,963,076	3,963,076
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(f)	88,210	88,210
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(f)	1,230,691	1,230,691
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(f)	3,296,407	3,296,407
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(f)	2,856,962	2,856,962
Total Collateral for Securities Loaned (Cost $13,633,096)		13,633,096
Total Investments (Cost $125,960,280) — 107.3%		125,858,753
Liabilities in excess of other assets — (7.3)%		(8,530,768)
NET ASSETS - 100.00%		$117,327,985

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2019.

(d)                   Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2019, the fair value of these securities was $51,573,150 and amounted to 44.0% of net assets.

(e)                    Defaulted security.

(f)                     Rate disclosed is the daily yield on March 31, 2019.

(g)                    The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Tax-Exempt Fund	March 31, 2019
(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (103.8%)
Arizona (1.8%):
Arizona Industrial Development Authority Revenue Bonds, Series A, 4.50%, 1/1/49, Continuously Callable @100	$1,250,000	$1,270,213

California (6.7%):
California Educational Facilities Authority Revenue Bonds, 5.00%, 5/1/49	1,500,000	2,101,110
California Statewide Communities Development Authority Revenue Bonds, 4.25%, 1/1/43, Continuously Callable @100	1,000,000	1,041,950
Golden State Tobacco Securitization Corp., Revenue Bonds, Series A2, 5.00%, 6/1/47, Continuously Callable @100	1,500,000	1,493,325
		4,636,385
Connecticut (6.1%):
Connecticut Health and Educational Facilities Authority Revenue Bonds, Series 2016 CT, 5.00%, 12/1/41, Continuously Callable @100	2,000,000	2,264,220
State of Connecticut General Obligation Bonds, Series A, 5.00%, 4/15/39, Continuously Callable @100	1,650,000	1,924,049
		4,188,269
District of Columbia (2.3%):
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series 2011C, 5.00%, 10/1/28, Continuously Callable @100	1,500,000	1,611,075

Florida (5.5%):
County of Broward Revenue Bonds, Series B, 1.45%, 12/1/48, Continuously Callable @100	1,500,000	1,500,000
Miami-Dade County Public Facilities Revenue & Revenue Refunding Bonds, Series 2015 A, 5.00%, 6/1/33, Continuously Callable @100	2,000,000	2,290,860
		3,790,860
Guam (1.6%):
Port Authority of Guam Revenue Bonds, 5.00%, 7/1/48, Continuously Callable @100	1,000,000	1,094,980

Illinois (23.0%):
Chicago Board of Education Dedicated Capital Improvement, 6.00%, 4/1/46, Continuously Callable @100	2,275,000	2,668,143
Chicago General Obligation Refunding Bonds
Series A, 5.75%, 1/1/33, Continuously Callable @100	2,000,000	2,291,220
Series A, 6.00%, 1/1/38, Continuously Callable @100	1,000,000	1,169,050
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series 2014, 5.00%, 12/1/44, AGC, Continuously Callable @100	2,450,000	2,704,603
Chicago Wastewater Transmission Revenue Bonds, Series A, 5.00%, 1/1/47, Continuously Callable @100	1,000,000	1,091,180
Chicago Wastewater Transmission Revenue Refunding Bonds, Series 2008 C, 5.00%, 1/1/34, Continuously Callable @100	1,000,000	1,103,230
City of Chicago General Obligation, Series A, 5.50%, 1/1/49, Continuously Callable @100	1,000,000	1,104,040
Illinois General Obligation Bonds, Series 2013, 5.50%, 7/1/27, Continuously Callable @100	2,000,000	2,169,000
Sales Tax Securitization Corp., Series 2018 C, 5.00%, 1/1/43, Continuously Callable @100	1,500,000	1,658,070
		15,958,536
Indiana (1.4%):
Duke Energy Indiana LLC, 1.48%, 12/1/39, Callable 5/1/19 @ 100, Sumitomo Mitsui Banking Corp.	1,000,000	1,000,000

Security Description	Principal Amount	Value
Kansas (2.3%):
Kansas Development Finance Authority Hospital Revenue Bonds
5.50%, 11/15/29, Pre-refunded 11/15/19 @ 100	$35,000	$35,838
5.50%, 11/15/29, Continuously Callable @100	1,465,000	1,496,981
		1,532,819
Massachusetts (1.6%):
University of Massachusetts Building Authority Project Revenue Bonds, Series 2014 1, 5.00%, 11/1/39, Continuously Callable @100	1,000,000	1,138,500

Missouri (2.5%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @100	1,750,000	1,757,788

New Jersey (12.7%):
New Jersey Economic Development Authority Biomedical Research Facilities Bonds, Series 2016 A, 5.00%, 7/15/29, Continuously Callable @100	885,000	990,581
New Jersey Economic Development Authority School Facilities Construction Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @100	3,000,000	3,338,369
New Jersey Health Care Facilities Financing Authority Revenue & Refunding Bonds, Series 2015 A, 5.00%, 7/1/46, AGC, Continuously Callable @100	1,500,000	1,652,160
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Bonds, 5.00%, 6/15/28, Continuously Callable @100	1,000,000	1,148,370
Tobacco Settlement Financing Corp., Revenue Bonds, Series 2018 A, 5.00%, 6/1/46, Continuously Callable @100	1,500,000	1,644,570
		8,774,050
New York (13.1%):
Metropolitan Transportation Authority Dedicated Tax Green Fund Bonds, Series 2016 B1, 5.00%, 11/15/56, Continuously Callable @100	1,545,000	1,788,013
New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, 5.75%, 6/1/43, Continuously Callable @100	200,000	200,418
New York Utility Debt Securitization Authority Restructuring Bonds, Series 2013 TE, 5.00%, 12/15/41, Continuously Callable @100	1,500,000	1,688,565
Port Authority of New York & New Jersey Consolidated Bonds
5.00%, 10/1/30, Continuously Callable @100	2,000,000	2,178,280
5.00%, 12/1/32, Continuously Callable @100	1,000,000	1,125,440
TSASC, Inc. Tobacco Settlement Bonds, Series A, 5.00%, 6/1/41, Continuously Callable @100	2,000,000	2,168,720
		9,149,436
Ohio (2.3%):
Logan Elm Local School District, General Obligation Bonds, 4.00%, 11/1/55, Continuously Callable @100	1,500,000	1,570,545

Oregon (0.3%):
Oregon State Lottery Revenue Bonds, Series A, 5.25%, 4/1/30, Continuously Callable @100	205,000	219,211

Pennsylvania (8.2%):
Franklin County Industrial Development Authority, Fixed Rate Revenue Bonds, Series 2010, 5.30%, 7/1/30, Continuously Callable @100	1,000,000	1,042,670
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010 E, 5.00%, 5/15/31, Continuously Callable @100	1,000,000	1,033,360
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014 A, 5.00%, 12/1/44, Continuously Callable @100	2,000,000	2,218,260
Philadelphia School District, General Obligation Bonds, 5.00%, 9/1/38, Continuously Callable @100	1,200,000	1,368,420
		5,662,710

Security Description	Principal Amount	Value
Texas (7.0%):
Canadian River Municipal Water Authority, Subordinate Lien Contract Revenue Bonds, Series 2011, 5.00%, 2/15/26, Continuously Callable @100	$1,000,000	$1,059,890
Fort Worth International Airport Joint Revenue Bonds, Series A, 5.00%, 11/1/38, Continuously Callable @100	1,000,000	1,038,950
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Series A1, 5.00%, 7/1/47, Continuously Callable @102	500,000	548,400
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Series 2009, 6.88%, 12/31/39, Continuously Callable @100	2,130,000	2,198,543
		4,845,783
Utah (1.5%):
Utah Infrastructure Agency Revenue Bonds, Series A, 5.00%, 10/15/40, Continuously Callable @100	1,000,000	1,069,570

Washington (3.9%):
Richland Electric Utility Revenue Bonds, 5.00%, 11/1/41, Continuously Callable @100	2,370,000	2,705,544
Total Municipal Bonds (Cost $68,722,341)		71,976,274
Total Investments (Cost $68,722,341) — 103.8%		71,976,274
Liabilities in excess of other assets — (3.8)%		(2,614,300)
NET ASSETS - 100.00%		$69,361,974

LLC—Limited Liability Company

Victory Portfolios	Schedule of Portfolio Investments
Victory High Income Municipal Bond Fund	March 31, 2019
(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.5%)
California (5.3%):
California Educational Facilities Authority Revenue Bonds, 5.00%, 5/1/49	$1,000,000	$1,400,740
California Public Works Board Lease Revenue Bonds, Series 2019 I-1, 6.63%, 11/1/34, Continuously Callable @100	30,000	30,290
Golden State Tobacco Securitization Corp., Revenue Bonds, Series A2, 5.00%, 6/1/47, Continuously Callable @100	1,000,000	995,550
		2,426,580
Colorado (4.3%):
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Series 2010, 6.00%, 1/15/34, Continuously Callable @100	2,000,000	2,050,640

District of Columbia (2.7%):
District of Columbia Tobacco Settlement Financing Corp., 6.50%, 5/15/33	1,115,000	1,246,180

Florida (18.7%):
County of Broward Revenue Bonds, Series B, 1.45%, 12/1/48, Continuously Callable @100	1,600,000	1,600,000
Osceola County Expressway System Revenue Bonds, Poinciana Parkway Project, Series 2014 A, 5.38%, 10/1/47, Continuously Callable @100	1,500,000	1,599,495
Sumter County Village Community Development District No. 10 Special Assessment Revenue Bonds, Series 2014, 5.75%, 5/1/31, Continuously Callable @100	1,335,000	1,520,311
Sumter County Village Community Development District No. 8 Special Assessment Refunding Revenue Bonds, Series 2010, 6.13%, 5/1/39, Continuously Callable @100	1,890,000	1,942,391
Sumter County Village Community Development District No. 8 Special Assessment Revenue Bonds, Series 2010, 6.13%, 5/1/40, Continuously Callable @100	1,960,000	2,013,292
		8,675,489
Illinois (19.1%):
Chicago Board of Education Dedicated Capital Improvement, 6.00%, 4/1/46, Continuously Callable @100	1,500,000	1,759,215
Chicago General Obligation Refunding Bonds
Series 2015 C, 5.00%, 1/1/38, Continuously Callable @100	1,000,000	1,057,240
Series A, 6.00%, 1/1/38, Continuously Callable @100	1,000,000	1,169,050
Chicago O’Hare International Airport General Airport Third Lien Revenue Bonds, 5.75%, 1/1/39, Continuously Callable @100	240,000	253,855
City of Chicago General Obligation, Series A, 5.50%, 1/1/49, Continuously Callable @100	1,000,000	1,104,040
Illinois General Obligation Bonds
Series June 2013, 5.50%, 7/1/25, Continuously Callable @100	1,000,000	1,091,390
Series June 2013, 5.50%, 7/1/33, Continuously Callable @100	1,000,000	1,068,370
Series June 2013, 5.50%, 7/1/38, Continuously Callable @100	1,250,000	1,323,150
		8,826,310
Indiana (0.2%):
Duke Energy Indiana LLC, 1.48%, 12/1/39, Callable 5/1/19 @ 100, Sumitomo Mitsui Banking Corp.	100,000	100,000

Massachusetts (3.2%):
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue J
Series 2011, 5.63%, 7/1/28, Continuously Callable @100	385,000	414,006
Series 2011, 5.63%, 7/1/29, Continuously Callable @100	775,000	832,707
Series 2011, 5.63%, 7/1/33, Continuously Callable @100	195,000	208,792
		1,455,505

Security Description	Principal Amount	Value
Missouri (4.1%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @100	$1,900,000	$1,908,455

New Jersey (8.7%):
New Jersey Economic Development Authority School Facilities Construction Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @100	1,000,000	1,112,790
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Revenue Bonds, Series A, 5.00%, 7/1/33, Continuously Callable @100	500,000	550,890
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.75%, 12/1/28, Continuously Callable @100	675,000	716,864
Tobacco Settlement Financing Corp., Revenue Bonds, Series 2018 A, 5.00%, 6/1/46, Continuously Callable @100	1,500,000	1,644,570
		4,025,114
New York (3.4%):
Port Authority of New York & New Jersey Special Project Bonds, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/1/36, Continuously Callable @100	1,500,000	1,582,560

North Dakota (2.3%):
Grand Forks, North Dakota Senior Housing and Nursing Facility Revenue Bonds, 5.00%, 12/1/36, Continuously Callable @100	1,000,000	1,044,160

Ohio (2.2%):
Logan Elm Local School District, General Obligation Bonds, 4.00%, 11/1/55, Continuously Callable @100	975,000	1,020,854

Oklahoma (2.7%):
Oklahoma Development Finance Authority Continuing Care Retirement Community Revenue Refunding Bonds, Series 2012, 6.00%, 1/1/32, Continuously Callable @100(a)	1,885,000	1,228,660

Oregon (1.2%):
Clackamas County Hospital Facility Authority Revenue Bonds, Series A, 5.00%, 11/15/52, Continuously Callable @102	500,000	541,250

Pennsylvania (3.9%):
Dauphin County General Authority Health Systems Revenue Bonds, 6.00%, 6/1/36, Continuously Callable @100	230,000	231,449
Philadelphia School District General Obligation Bonds, Series 2015 A, 5.00%, 9/1/35, State Aid Withholding, Continuously Callable @100	1,400,000	1,565,032
		1,796,481
South Carolina (3.8%):
Lancaster County, Walnut Creek Improvement District Assessment Refunding Revenue Bonds, Series 2016 A-1, 5.00%, 12/1/37, Continuously Callable @100	1,675,000	1,742,168

South Dakota (1.7%):
Oglala Sioux Tribe, 5.00%, 10/1/22, Callable 5/6/19 @ 100(b)	800,000	799,952

Texas (4.8%):
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds, Series B, 5.00%, 7/1/47, Continuously Callable @102	1,000,000	1,011,770
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, NTE Mobility Partners Segments 3 LLC - Segments 3A & 3B Facility, Series 2013, 7.00%, 12/31/38, Continuously Callable @100	1,000,000	1,191,830
		2,203,600
Utah (3.9%):
Utah Charter School Finance Authority Revenue Bonds, 5.00%, 4/15/37, Continuously Callable @100	500,000	565,945
Utah Infrastructure Agency Revevnue Bonds, Series A, 5.38%, 10/15/40, Continuously Callable @100	$1,150,000	$1,265,552
		1,831,497

Security Description	Principal Amount	Value
West Virginia (2.3%):
The Country Commission of Monongalia Country, WV Special District Excise Tax Revenue, Refunding and Improvement Bonds, Series 2017 A, 5.75%, 6/1/43, Continuously Callable @100	1,000,000	1,050,670
Total Municipal Bonds (Cost $44,232,677)		45,556,125
Total Investments (Cost $44,232,677) — 98.5%		45,556,125
Other assets in excess of liabilities — 1.5%		701,058
NET ASSETS - 100.00%		$46,257,183

(a)                   Defaulted security.

(b)                   Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2019, the fair value of these securities was $799,952 and amounted to 1.7% of net assets.

LLC—Limited Liability Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Floating Rate Fund	March 31, 2019
(Unaudited)

Security Description	Principal Amount	Value

Senior Secured Loans (90.3%)
Acrisure LLC, 1st Lien Term Loan B, 6.88% (LIBOR03M+425bps), 11/22/23, Callable 5/5/19 @ 100(a)	$6,848,626	$6,795,823
Admi Corp., 1st Lien Term Loan B, 5.50% (LIBOR01M+300bps), 4/30/25, Callable 4/30/19 @ 100(a)	7,940,000	7,844,085
Advanced Disposal Services, Inc., 4.66% (LIBOR01W+225bps), 11/10/23, Callable 5/5/19 @ 100(a)	6,073,653	6,043,284
Ai Ladder Luxembourg Subco Sarl, 1st Lien Term Loan B, 7.10% (LIBOR03M+450bps), 5/4/25(a)	5,948,275	5,825,622
Alphabet Holding Co., Inc., 1st Lien Term Loan, 6.00% (LIBOR01M+350bps), 8/15/24, Callable 5/5/19 @ 100(a)	5,516,000	5,105,775
Alphabet Holding Co., Inc., 2nd Lien Term Loan, 10.25% (LIBOR01M+775bps), 8/15/25, Callable 5/5/19 @ 101(a)	4,950,000	4,003,313
American Axle & Manufacturing, Inc., 1st Lien Term Loan B, 4.84% (LIBOR01M+225bps), 4/6/24, Callable 5/5/19 @ 100(a)	7,997,436	7,804,138
American Renal Holdings, Inc., 5.75% (LIBOR01M+325bps), 6/15/24, Callable 5/5/19 @ 100(a)	5,079,076	4,818,773
Amneal Pharmaceuticals LLC, 1st Lien Term Loan B, 6.00% (LIBOR01M+350bps), 3/23/25, Callable 5/4/19 @ 100(a)	7,938,151	7,908,383
AmWINS Group, Inc., 5.24%-5.25% (LIBOR01M+275bps), 1/25/24, Callable 5/5/19 @ 100(a)	7,820,000	7,702,700
AppLovin Corp., 1st Lien Term Loan B, 6.25% (LIBOR01M+375bps), 8/15/25(a)	5,985,000	5,955,075
Asurion LLC, 1st Lien Term Loan B7, 5.50% (LIBOR01M+300bps), 11/4/24, Callable 5/5/19 @ 100(a)	6,947,500	6,891,642
Avantor, Inc., 1st Lien Term Loan, 6.25% (LIBOR01M+375bps), 9/22/24, Callable 5/5/19 @ 101(a)	3,756,085	3,759,203
Avaya, Inc., 1st Lien Term Loan B, 6.73% (LIBOR01M+425bps), 12/15/24, Callable 5/5/19 @ 100(a)	4,615,385	4,591,338
Avaya, Inc., 1st Lien Term Loan B, 6.85% (LIBOR02M+425bps), 12/15/24, Callable 5/5/19 @ 100(a)	2,790,865	2,776,325
Bass Pro Group LLC, Term Loan B, 7.50% (LIBOR01M+500bps), 12/16/23, Callable 4/29/19 @ 100(a)	9,377,399	9,152,341
Blount International, Inc., 1st Lien Term Loan B, 6.25% (LIBOR01M+375bps), 4/12/23, Callable 5/5/19 @ 100(a)	5,925,217	5,915,322
Boyd Gaming Corp., 4.66% (LIBOR01W+225bps), 9/15/23, Callable 5/5/19 @ 100(a)	5,461,251	5,408,386
Brand Energy & Infrastructure Services, Inc., 1st Lien Term Loan, 6.90% (LIBOR02M+425bps), 6/21/24, Callable 5/5/19 @ 100(a)	4,123,673	3,942,107
Brand Energy & Infrastructure Services, Inc., 1st Lien Term Loan, 6.85%-7.01% (LIBOR03M+425bps), 6/21/24, Callable 5/5/19 @ 100(a)	4,718,827	4,511,058
Builders FirstSource, Inc., 5.60% (LIBOR03M+300bps), 2/29/24, Callable 5/5/19 @ 100(a)	7,617,917	7,359,212
BW NHHC Holdco, Inc., 11.49% (LIBOR01M+900bps), 5/16/26(a)	3,000,000	2,955,000
BW NHHC Holdco, Inc., 7.49% (LIBOR01M+500bps), 5/16/25(a)	4,962,500	4,817,744
Casa Systems, Inc., 6.50% (LIBOR01M+400bps), 12/15/23, Callable 5/5/19 @ 100(a)	3,982,602	3,863,124
Change Healthcare LLC, 5.25% (LIBOR01M+275bps), 3/1/24, Callable 5/5/19 @ 100(a)	3,741,538	3,688,932
Chassx, Inc., 8.19% (LIBOR03M+550bps), 11/10/23, Callable 5/5/19 @ 101(a)	1,933,777	1,919,274
Chassx, Inc., 8.38% (LIBOR06M+550bps), 11/10/23, Callable 5/5/19 @ 101(a)	2,001,299	1,986,289
CIBT Solutions, Inc., 1st Lien Term Loan, 6.35% (LIBOR03M+375bps), 6/1/24, Callable 5/5/19 @ 100(a)	5,212,945	5,069,590
CIBT Solutions, Inc., 1st Lien Term Loan, 6.43% (LIBOR05M+375bps), 6/1/24, Callable 5/5/19 @ 100(a)	682,055	663,298
Cole-Parmer, 6.24% (LIBOR03M+350bps), 3/21/24, Callable 5/5/19 @ 100(a)	6,860,026	6,774,275

Security Description	Principal Amount	Value
Concentra, Inc., 1st Lien Term Loan, 5.24% (LIBOR01M+275bps), 6/1/22, Callable 5/5/19 @ 101(a)	$2,217,292	$2,198,822
Concrete Pumping Holdings, Inc., 10.50% (Prime+500bps), 11/14/25(a)	6,000,000	5,790,000
Consolidated Communications, Inc., 1st Lien Term Loan B, 5.50% (LIBOR01M+300bps), 10/5/23, Callable 5/5/19 @ 100(a)	4,937,034	4,661,399
CPM Holdings, Inc., 1st Lien Term Loan, 6.43% (LIBOR01M+375bps), 11/15/25, Callable 4/24/19 @ 100(a)	2,992,500	2,962,575
CPM Holdings, Inc., 2nd Lien Term Loan, 10.93% (LIBOR01M+825bps), 11/15/26, Callable 5/5/19 @ 102(a)	2,000,000	1,963,340
Crown Finance US, Inc., 1st Lien Term Loan B, 5.00% (LIBOR01M+250bps), 2/7/25, Callable 5/5/19 @ 100(a)	8,503,985	8,296,317
Dawn Acquisition LLC, 1st Lien Term Loan B, 6.35% (LIBOR03M+375bps), 12/31/25, Callable 5/5/19 @ 101(a)(b)	3,491,250	3,303,595
Dayco Products LLC, 6.88% (LIBOR03M+425bps), 5/19/24, Callable 5/5/19 @ 100(a)	7,835,789	7,620,305
Dole Food Co., Inc., 7.25% (PRIME+175bps), 3/24/24, Callable 5/5/19 @ 100(a)	2,947	2,804
Dole Food Co., Inc., 5.25% (LIBOR01M+275bps), 3/24/24, Callable 5/5/19 @ 100(a)	6,117,053	5,820,376
Dynasty Acquisition Co., Inc., 1st Lien Term Loan, 6.60% (LIBOR02M+400bps), 1/24/26(a)	3,641,958	3,640,938
Eldorado Resorts, Inc., 4.88% (LIBOR01M+225bps), 3/16/24, Callable 5/5/19 @ 100(a)	1,997,553	1,977,578
Eldorado Resorts, Inc., 4.88% (LIBOR02M+225bps), 3/16/24, Callable 5/5/19 @ 100(a)	2,270,809	2,248,100
Endo International PLC, 1st Lien Term Loan B, 7.00% (LIBOR01M+425bps), 4/27/24, Callable 5/5/19 @ 100(a)	5,000,000	4,899,200
Engineered Machinery Holdings, Inc., 1st Lien Term Loan, 5.86% (LIBOR03M+325bps), 7/19/24, Callable 5/5/19 @ 100(a)	3,810,449	3,672,320
Engineered Machinery Holdings, Inc., 2nd Lien Term Loan, 9.85% (LIBOR03M+725bps), 7/19/25, Callable 5/5/19 @ 101(a)	4,423,404	4,320,206
Forterra Finance LLC, 1st Lien Term Loan, 5.73% (LIBOR01M+300bps), 10/25/23, Callable 5/5/19 @ 100(a)	5,969,388	5,481,152
Gates Global LLC, 1st Lien Term Loan B2, 5.25% (LIBOR01M+275bps), 3/31/24, Callable 5/5/19 @ 100(a)	7,487,707	7,383,403
Gentiva Health Services, Inc., 1st Lien Term Loan, 6.25% (LIBOR01M+375bps), 7/2/25, Callable 5/5/19 @ 100(a)	4,862,443	4,868,522
Gentiva Health Services, Inc., 2nd Lien Term Loan, 9.50% (LIBOR01M+700bps), 7/2/26, Callable 5/5/19 @ 102(a)	2,250,000	2,295,000
Golden Nugget, Inc., 1st Lien Term Loan, 5.23%-5.25% (LIBOR01M+275bps), 10/4/23, Callable 5/5/19 @ 100(a)	6,608,160	6,536,924
Greenway Health LLC, 6.35% (LIBOR03M+375bps), 2/16/24, Callable 5/5/19 @ 100(a)	5,895,000	5,423,400
GTT Communications, Inc., 1st Lien Term Loan B, 5.25% (LIBOR01M+275bps), 6/2/25, Callable 5/5/19 @ 100(a)	7,940,000	7,465,585
Gulf Finance LLC, 1st Lien Term Loan B, 7.75% (LIBOR01M+525bps), 8/25/23, Callable 5/5/19 @ 100(a)	3,168,739	2,515,187
Gulf Finance LLC, 1st Lien Term Loan B, 7.85% (LIBOR03M+525bps), 8/25/23, Callable 5/5/19 @ 100(a)	1,897,017	1,505,757
Hertz Corp., Term Loan B1, 3.50% (LIBOR01M+275bps), 6/30/23, Callable 5/5/19 @ 100(a)	7,698,529	7,547,022
Holley Purchaser, Inc., 1st Lien Term Loan, 7.74% (LIBOR03M+500bps), 10/24/25, Callable 5/5/19 @ 101(a)	4,389,000	4,301,220
Hub International, Ltd., 1st Lien Term Loan B, 5.51% (LIBOR03M+275bps), 4/25/25, Callable 5/5/19 @ 100(a)	7,443,750	7,189,397
Infor(US), Inc., 1st Lien Term Loan B6, 5.25% (LIBOR01M+275bps), 2/1/22, Callable 5/5/19 @ 100(a)	8,522,336	8,475,719
Intelsat Jackson Holdings SA, 1st Lien Term Loan B3, 6.24% (LIBOR01M+375bps), 6/30/19, Callable 5/5/19 @ 100(a)	10,000,000	9,840,600

Security Description	Principal Amount	Value
Janus International Group LLC, 1st Lien Term Loan, 5.50% (LIBOR01M+300bps), 2/9/25, Callable 5/5/19 @ 100(a)	$2,970,000	$2,858,625
Janus International Group LLC, 2nd Lien Term Loan, 10.25% (LIBOR01M+775bps), 2/9/26, Callable 5/5/19 @ 101(a)	2,000,000	1,960,000
Kindred Healthcare LLC, 1st Lien Term Loan B, 7.50% (LIBOR01M+500bps), 7/2/25, Callable 5/5/19 @ 101(a)	5,970,000	5,835,675
Leslie’s Poolmart, Inc., Term Loan B, 6.08% (LIBOR02M+350bps), 8/16/23, Callable 5/5/19 @ 100(a)	6,701,668	6,476,894
LifeScan Global Corp., 1st Lien Term Loan, 8.60% (LIBOR03M+600bps), 6/19/24, Callable 5/5/19 @ 101(a)	63,000	60,480
LifeScan Global Corp., 1st Lien Term Loan, 8.66% (LIBOR06M+600bps), 6/19/24, Callable 5/5/19 @ 101(a)	3,474,000	3,335,040
LifeScan Global Corp., 2nd Lien Term Loan, 12.10% (LIBOR06M+950bps), 10/1/25, Callable 10/1/19 @ 102(a)	2,250,000	2,025,000
Navicure, Inc., 1st Lien Term Loan, 6.25% (LIBOR01M+375bps), 11/1/24, Callable 5/5/19 @ 100(a)	3,950,000	3,875,938
Navicure, Inc., 2nd Lien Term Loan, 10.00% (LIBOR01M+750bps), 11/1/25, Callable 5/5/19 @ 101(a)	2,500,000	2,437,500
Navistar Financial Corp. 1st Lien Term Loan B, 6.25% (LIBOR01M+375bps), 7/25/25, Callable 5/5/19 @ 100(a)	6,965,000	6,947,588
Navistar, Inc., 1st Lien Term Loan B, 6.00% (LIBOR01M+350bps), 11/2/24, Callable 5/5/19 @ 100(a)	7,425,000	7,390,994
NCI Building Systems, Inc., 1st Lien Term Loan B, 6.55% (LIBOR03M+375bps), 4/14/25, Callable 5/5/19 @ 100(a)	7,949,950	7,602,140
Ortho-Clinical Diagnostics SA, 1st Lien Term Loan B, 5.75% (LIBOR01M+325bps), 5/22/25, Callable 5/5/19 @ 100(a)	6,703,861	6,449,650
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 11.36% (LIBOR03M+875bps), 7/1/24, Callable 5/5/19 @ 100(a)	6,800,000	6,766,000
Panther Bf Aggregator 2, LP, 3/18/26(d)	7,000,000	6,916,910
Perspecta, Inc., 1st Lien Term Loan B, 4.75% (LIBOR01M+225bps), 4/28/25, Callable 5/5/19 @ 100(a)	6,451,250	6,418,994
PetSmart, Inc., 5.49% (LIBOR01M+300bps), 3/10/22, Callable 5/5/19 @ 100(a)	8,091,658	7,247,132
Precyse Acquisition Corp., 7.00% (LIBOR01M+450bps), 10/20/22, Callable 5/5/19 @ 100(a)	6,740,345	6,453,880
Radiate Holdco LLC, 5.50% (LIBOR01M+300bps), 2/1/24, Callable 5/5/19 @ 100(a)	7,840,000	7,653,878
Regionalcare Hospital Partners Holdings, Inc., 6.98% (LIBOR01M+450bps), 11/16/25, Callable 5/5/19 @ 101(a)	6,483,750	6,405,750
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 5.25% (LIBOR01M+275bps), 2/5/23, Callable 5/5/19 @ 100(a)	6,025,803	5,950,480
Robertshaw US Holding Corp., 1st Lien Term Loan, 6.00% (LIBOR01M+350bps), 2/15/25, Callable 5/5/19 @ 100(a)	1,980,000	1,853,775
Robertshaw US Holding Corp., 2nd Lien Term Loan, 10.50% (LIBOR01M+800bps), 2/15/26, Callable 5/5/19 @ 101(a)	4,000,000	3,460,000
Scientific Games International, Inc., 1st Lien Term Loan B5, 5.25% (LIBOR01M+275bps), 8/14/24, Callable 5/5/19 @ 100(a)	1,055,693	1,027,042
Scientific Games International, Inc., 1st Lien Term Loan B5, 5.33% (LIBOR02M+275bps), 8/14/24, Callable 5/5/19 @ 100(a)	4,398,044	4,278,681
SIWF Holdings, Inc., 6.74% (LIBOR01M+425bps), 5/27/25(a)	3,970,000	3,915,413
SIWF Holdings, Inc., 10.99% (LIBOR01M+850bps), 5/26/26(a)	1,500,000	1,361,250
Specialty Building Products Holdings LLC, 1st Lien Term Loan, 8.25% (LIBOR01M+575bps), 10/1/25, Callable 5/5/19 @ 101(a)	7,000,000	6,816,250
Sprint Communications, Inc., 1st Lien Term Loan B, 5.63% (LIBOR01M+300bps), 2/3/24, Callable 5/5/19 @ 101(a)	8,488,750	8,350,808

Security Description	Principal Amount	Value
Sprint Communications, Inc., 1st Lien Term Loan B, 5.00% (LIBOR01M+250bps), 2/2/24, Callable 5/5/19 @ 100(a)	$4,949,495	$4,813,384
SRS Distribution, Inc., 1st Lien Term Loan B, 5.75% (LIBOR01M+325bps), 5/19/25, Callable 5/5/19 @ 100(a)	3,980,000	3,791,786
StandardAero Aviation Holdings, Inc. 1st Lien Term Loan, 6.25% (LIBOR01M+375bps), 7/7/22, Callable 5/5/19 @ 100(a)	7,720,000	7,724,863
StandardAero, Ltd., 1st Lien Term Loan, 6.60% (LIBOR02M+400bps), 1/24/26(a)	1,958,042	1,957,494
Station Casinos LLC, Term Loan B, 5.00% (LIBOR01M+250bps), 6/8/23, Callable 5/5/19 @ 100(a)	7,669,181	7,581,981
Tecomet, Inc., 1st Lien Term Loan B, 5.99% (LIBOR01M+350bps), 4/18/24, Callable 5/5/19 @ 100(a)	6,877,499	6,834,514
Telesat Canada, 5.11% (LIBOR03M+250bps), 11/17/23, Callable 4/26/19 @ 100(a)	6,539,489	6,439,762
Tenneco, Inc., 1st Lien Term Loan B, 5.25% (LIBOR01M+275bps), 6/18/25, Callable 5/5/19 @ 100(a)	6,483,750	6,175,772
Thor Industries, Inc., 1st Lien Term Loan B, 6.48% (LIBOR01M+375bps), 2/1/26, Callable 5/5/19 @ 101(a)	5,490,827	5,224,851
Titan Acquisition, Ltd., 5.50% (LIBOR01M+300bps), 3/28/25(a)	6,930,000	6,431,040
TransDigm, Inc., 1st Lien Term Loan E, 5.12% (LIBOR01M+250bps), 5/30/25, Callable 5/5/19 @ 100(a)	2,992,443	2,910,151
Tribune Media Co., 1st Lien Term C, 5.50% (LIBOR01M+300bps), 1/27/24, Callable 5/5/19 @ 100(a)	8,055,144	8,039,034
Tribune Media Co., Term Loan B, 5.50% (LIBOR01M+300bps), 12/27/20, Callable 5/5/19 @ 100(a)	646,287	645,078
Univision Communications, 1st Lien Term Loan C5, 5.25% (LIBOR01M+275bps), 3/15/24, Callable 5/5/19 @ 100(a)	6,547,508	6,159,176
US Lbm Borrower LLC, 6.25% (LIBOR01M+375bps), 8/20/22, Callable 5/5/19 @ 100(a)	7,848,014	7,522,322
USI, Inc., 1st Lien Term Loan B, 5.60% (LIBOR03M+300bps), 5/16/24, Callable 5/5/19 @ 100(a)	8,865,000	8,584,246
Utz Quality Foods LLC, 1st Lien Term Loan, 6.13% (LIBOR01M+350bps), 11/21/24, Callable 5/5/19 @ 100(a)	2,992,424	2,980,275
Verscend Holding Corp., 7.00% (LIBOR01M+450bps), 8/10/25, Callable 5/5/19 @ 101(a)	5,970,000	5,917,763
Vertex Aerospace Services Corp., 1st Lien Term Loan B, 7.25% (LIBOR01M+475bps), 6/16/25, Callable 5/5/19 @ 100(a)	2,975,909	2,977,784
West Corp., 1st Lien Term Loan B1, 6.13% (LIBOR03M+350bps), 10/10/24, Callable 5/5/19 @ 100(a)	6,947,500	6,434,149
WP CPP Holdings LLC, 1st Lien Term Loan B, 6.51% (LIBOR02M+375bps), 4/30/25, Callable 5/5/19 @ 100(a)	3,980,000	3,945,175
WP CPP Holdings LLC, 2nd Lien Term Loan, 10.51% (LIBOR02M+775bps), 4/30/26, Callable 4/30/19 @ 101(a)	2,000,000	1,976,660
Wynn Resorts Ltd., 1st Lien Term Loan B, 4.75% (LIBOR02M+225bps), 10/30/24, Callable 4/30/19 @ 100(a)	4,250,000	4,156,373
Total Senior Secured Loans (Cost $574,855,600)		561,413,594

Corporate Bonds (9.4%)
Communication Services (0.2%):
Windstream Services LLC/Windstream Finance Corp., 9.00%, 6/30/25, Callable 6/30/21 @ 104.5 (b)(c)	2,140,000	1,455,521

Security Description	Principal Amount	Value

Consumer Discretionary (2.7%):
Enterprise Development Authority/The, 12.00%, 7/15/24, Callable 7/15/21 @ 109 (b)	$5,000,000	$5,074,300
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (b)	5,000,000	5,249,000
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (b)	6,000,000	6,127,560
		16,450,860
Financials (0.8%):
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (b)	5,000,000	5,200,400

Health Care (2.9%):
Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75 (b)	3,000,000	3,248,580
Change Health/Finance, Inc., 5.75%, 3/1/25, Callable 3/1/20 @ 102.88 (b)	3,000,000	2,971,590
Endo Finance LLC, 6.00%, 2/1/25, Callable 2/1/20 @ 103	3,000,000	2,167,080
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 5/6/19 @ 101.66 (b)	6,000,000	5,691,600
Polaris Intermediate Corp., 8.50%, 12/1/22, Callable 6/1/19 @ 104 (b)	4,000,000	3,963,800
		18,042,650
Industrials (2.5%):
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 2/15/20 @ 105 (b)	4,000,000	4,000,040
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 5/6/19 @ 102 (b)	4,000,000	3,813,000
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (b)	3,000,000	2,894,640
Triumph Group, Inc., 4.88%, 4/1/21, Callable 5/6/19 @ 100	500,000	486,560
W/S Packaging Holdings, Inc., 9.00%, 4/15/23, Callable 4/15/20 @ 104.5 (b)	3,800,000	3,979,664
		15,173,904
Materials (0.3%):
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (b)	2,500,000	2,156,199
Total Corporate Bonds (Cost $57,833,804)		58,479,534
Total Investments (Cost $632,689,404) — 99.7%		619,893,128
Other assets in excess of liabilities — 0.3%		1,748,121
NET ASSETS - 100.00%		$621,641,249

(a)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2019.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2019, the fair value of these securities was $55,825,895 and amounted to 9.0% of net assets.

(c)	Defaulted security.
(d)

The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01W—1 Week US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LIBOR05M—5 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

PLC—Public Limited Company

PRIME-U.S. Prime Rate

Victory Portfolios	Schedule of Portfolio Investments
Victory Strategic Income Fund	March 31, 2019
(Unaudited)

Security Description	Principal Amount	Value

Asset Backed Securities (11.9%)
Ally Master Owner Trust, Series 2017-3, Class A1, 2.91% (LIBOR01M+43bps), 6/15/22(a)	$250,000	$250,279
AmeriCredit Automobile, Series 2017-3, Class A3, 1.90%, 3/18/22, Callable 11/18/21 @ 100	283,000	281,331
Capital Automotive REIT, Series 2016-A1, Class A, 4.55%, 2/15/46(b)	726,541	751,608
Chase Issuance Trust, Series 2018-A1, Class A1, 2.68% (LIBOR01M+20bps), 4/17/23(a)	500,000	499,611
Chesapeake Funding II LLC, Series 2018-A1, Class A1, 3.04%, 4/15/30(b)	309,070	309,974
Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.49%, 1/20/23	400,000	399,384
Discover Card Execution Note Trust, Series 2017-A3, Class A3, 2.71% (LIBOR01M+23bps), 10/17/22(a)	500,000	500,287
Focus Brands Funding LLC, Series 2017-1A, Class A2I, 3.86%, 4/30/47, Callable 4/30/20 @ 100(b)	982,500	984,065
Mercedes-Benz Master Owner Trust, Series 2017-BA, Class A, 2.90% (LIBOR01M+42bps), 5/16/22(a)	500,000	500,641
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46%, 3/15/22, Callable 10/15/20 @ 100	500,000	498,861
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06%, 4/20/22, Callable 12/20/20 @ 100(b)	500,000	496,610
Verizon Owner Trust, Series 2017-3A, Class B, 2.38%, 4/20/22, Callable 12/20/20 @ 100(b)	500,000	496,812
Total Asset Backed Securities (Cost $5,981,829)		5,969,463

Collateralized Mortgage Obligations (1.5%)
COMM Mortgage Trust, Series 2015-PC1, Class A5, 3.90%, 7/10/50	250,000	260,878
Four Times Square Trust, Series 2006-4TS, Class A, 5.40%, 12/13/28(b)	473,083	488,261
Total Collateralized Mortgage Obligations (Cost $741,998)		749,139

Senior Secured Loans (12.8%)
American Renal Holdings, Inc., 5.74%-5.75% (LIBOR01M+325bps), 6/15/24, Callable 5/5/19 @ 100(a)	778,576	738,674
Avaya, Inc., 1st Lien Term Loan B, 6.73% (LIBOR01M+425bps), 12/15/24, Callable 5/5/19 @ 100(a)	621,601	618,362
Avaya, Inc., 1st Lien Term Loan B, 6.85% (LIBOR02M+425bps), 12/15/24, Callable 5/5/19 @ 100(a)	375,874	373,916
Bass Pro Group LLC, Term Loan B, 7.50% (LIBOR01M+500bps), 12/16/23, Callable 4/29/19 @ 100(a)	1,975,000	1,927,600
Brand Energy & Infrastructure Services, Inc., 1st Lien Term Loan, 6.90% (LIBOR02M+425bps), 6/21/24, Callable 5/5/19 @ 100(a)	454,725	434,702
Brand Energy & Infrastructure Services, Inc., 1st Lien Term Loan, 6.85%-7.01% (LIBOR03M+425bps), 6/21/24, Callable 5/5/19 @ 100(a)	520,351	497,441
PetSmart, Inc., 5.49% (LIBOR01M+300bps), 3/10/22, Callable 5/5/19 @ 100(a)	972,058	870,604
SRS Distribution, Inc., 1st Lien Term Loan B, 5.75% (LIBOR01M+325bps), 5/19/25, Callable 5/5/19 @ 100(a)	995,000	947,946
Total Senior Secured Loans (Cost $6,607,746)		6,409,245

Security Description	Principal Amount	Value

Corporate Bonds (39.4%)

Communication Services (5.2%):
Charter Communications Operating LLC/Capital, 4.20%, 3/15/28, Callable 12/15/27 @ 100	$730,000	$725,803
Comcast Corp., 4.15%, 10/15/28, Callable 7/15/28 @ 100	850,000	894,905
Vodafone Group PLC, 4.38%, 5/30/28	1,000,000	1,016,279
		2,636,987
Consumer Discretionary (1.0%):
General Motors Co., 4.88%, 10/2/23	500,000	521,070

Consumer Staples (1.0%):
ConAgra Brands, Inc., 5.40%, 11/1/48, Callable 5/1/48 @ 100	500,000	502,020

Energy (10.7%):
Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	500,000	545,160
Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100 (c)	300,000	295,506
Energy Transfer Partners, 6.00%, 6/15/48, Callable 12/15/47 @ 100	450,000	485,595
Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 (c)	500,000	495,485
Marathon Oil Corp., 4.40%, 7/15/27, Callable 4/15/27 @ 100 (c)	600,000	617,058
MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	1,000,000	1,049,360
Noble Energy, Inc., 3.85%, 1/15/28, Callable 10/15/27 @ 100	250,000	246,258
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100	1,000,000	1,060,579
Williams Partners LP, 4.00%, 11/15/21, Callable 8/15/21 @ 100	500,000	512,825
		5,307,826
Financials (13.4%):
American Express Credit Corp., 2.25%, 5/5/21, MTN, Callable 4/4/21 @ 100	500,000	496,800
Banco Santander SA, 3.13%, 2/23/23	750,000	740,993
BP Capital Markets PLC, 3.56%, 11/1/21	500,000	510,285
Brighthouse Financial, Inc., 3.70%, 6/22/27, Callable 3/22/27 @ 100	300,000	271,488
Citigroup, Inc., 4.07%(LIBOR03M+119bps), 4/23/29, Callable 4/23/28 @ 100 (a)	500,000	512,680
Credit Suisse Group Funding Ltd., 3.45%, 4/16/21	750,000	757,995
E*TRADE Financial Corp., 4.50%, 6/20/28, Callable 3/20/28 @ 100	250,000	254,090
Goldman Sachs Group, Inc.
3.20%, 2/23/23, Callable 1/23/23 @ 100	1,000,000	1,001,519
4.22%, (LIBOR03M+130bps), 5/1/29, Callable 5/1/28 @ 100 (a)	750,000	765,158
Huntington Bancshares, Inc., 4.00%, 5/15/25, Callable 4/15/25 @ 100 (c)	250,000	259,688
John Deere Capital Corp., 3.65%, 10/12/23	500,000	518,710
Morgan Stanley, 3.13%, 1/23/23	500,000	501,475
NXP BV / NXP Funding LLC, 4.88%, 3/1/24, Callable 2/1/24 @ 100 (b)	200,000	210,840
		6,801,721
Health Care (6.0%):
Becton Dickinson and Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100	350,000	350,123
Celgene Corp., 3.90%, 2/20/28, Callable 11/20/27 @ 100	1,000,000	1,019,740
CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	500,000	507,025
Gilead Sciences, Inc., 2.55%, 9/1/20	700,000	699,062
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	450,000	430,547
		3,006,497
Materials (2.1%):
DowDuPont, Inc., 4.21%, 11/15/23, Callable 10/15/23 @ 100	1,000,000	1,045,570
Total Corporate Bonds (Cost $19,424,235)		19,821,691

Security Description	Principal Amount	Value

Residential Mortgage Backed Securities (1.8%)
Bank of America Funding Corp., Series 2004-2, Class 1CB1, 5.75%, 9/20/34, Callable 5/20/24 @ 100	$92,652	$96,088
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 4.43%, 10/25/33, Callable 4/25/19 @ 100(d)	148,405	148,404
Countrywide Home Loans, Inc., Series 2004-5, Class 2A9, 5.25%, 5/25/34, Callable 4/25/19 @ 100	123,360	123,360
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A2B, 2.73% (LIBOR01M+24bps), 6/25/37, Callable 2/25/20 @ 100(a)	105,592	103,247
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 1/25/20, Callable 8/25/21 @ 100	4,924	4,941
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 4/25/19 @ 100	3,200	3,200
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 4.57%, 2/25/35, Callable 4/25/19 @ 100(d)	41,409	41,409
Prime Mortgage Trust, Series 2004-2, Class A2, 4.75%, 11/25/19, Callable 4/25/19 @ 100	3,861	3,861
Residential Funding Mortgage Securities I, Inc., Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 4/25/19 @ 100	2,789	2,789
Structured Asset Securities Corp., Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 4/25/19 @ 100(d)	52	52
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A1, 4.56%, 12/25/34, Callable 4/25/19 @ 100(d)	85,799	85,799
Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class A9, 4.85%, 11/25/34, Callable 4/25/19 @ 100(d)	73,499	73,499
Wells Fargo Mortgage Backed Securities Trust, Series 2004-R, Class 2A1, 4.74%, 9/25/34, Callable 4/25/19 @ 100(d)	70,933	70,933
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y, Class 3A1, 4.91%, 11/25/34, Callable 4/25/19 @ 100(d)	122,386	122,386
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 4/25/19 @ 100	4,594	4,594
Wells Fargo Mortgage Backed Securities Trust, Series 2005-6, Class A4, 5.50%, 8/25/35, Callable 4/25/19 @ 100	40,596	40,596
Total Residential Mortgage Backed Securities (Cost $915,925)		925,158

U.S. Government Mortgage Backed Agencies (9.8%)
Federal National Mortgage Association
Series 2018-M1, Class A2, 2.99%, 12/25/27	65,000	65,117
3.50%, 7/1/43 - 3/1/48	4,785,620	4,851,208
		4,916,325
Total U.S. Government Mortgage Backed Agencies (Cost $4,842,579)		4,916,325

U.S. Treasury Obligations (20.8%)
U.S. Treasury Bonds
2.75%, 11/15/47	1,200,000	1,183,017
3.00%, 2/15/48	360,000	372,622
3.13%, 5/15/48	1,265,000	1,341,748

Security Description	Shares or Principal Amount	Value
U.S. Treasury Notes
2.38%, 1/31/23	$1,805,000	$1,814,278
2.63%, 2/28/23	460,000	466,679
2.88%, 11/30/23	3,500,000	3,598,783
2.50%, 1/31/25	1,650,000	1,668,976
Total U.S. Treasury Obligations (Cost $10,130,409)		10,446,103

Collateral for Securities Loaned^ (2.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class , 2.51%(e)	171,793	171,793
Fidelity Investments Money Market Government Portfolio, Class I , 2.35%(e)	309,783	309,783
Fidelity Investments Prime Money Market Portfolio, Class I , 2.50%(e)	6,895	6,895
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class , 2.57%(e)	96,200	96,200
JPMorgan Prime Money Market Fund, Capital Class , 2.52%(e)	257,672	257,672
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class , 2.53%(e)	223,321	223,321
Total Collateral for Securities Loaned (Cost $1,065,664)		1,065,664
Total Investments (Cost $49,710,385) — 100.1%		50,302,788
Liabilities in excess of other assets — (0.1)%		(45,381)
NET ASSETS - 100.00%		$50,257,407

^	Purchased with cash collateral from securities on loan.
(a)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2019.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2019, the fair value of these securities was $3,738,171 and amounted to 7.4% of net assets.

(c)	All or a portion of this security is on loan.
(d)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2019.

(e)	Rate disclosed is the daily yield on March 31, 2019.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Future	6	6/28/19	$1,277,785	$1,278,563	$778
30-Year U.S. Treasury Bond Future	35	6/19/19	5,101,754	5,237,970	136,216
5-Year U.S. Treasury Note Future	48	6/28/19	5,507,430	5,559,749	52,319
Ultra Long Term U.S. Treasury Bond Future	2	6/19/19	323,023	336,000	12,977
					$202,290

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	54	6/19/19	$6,607,470	$6,707,815	$(100,345)

	Total unrealized appreciation				$202,290
	Total unrealized depreciation				(100,345)
	Total net unrealized appreciation				$101,945

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Diversified Stock Fund	March 31, 2019
(Unaudited)
(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Common Stocks (97.0%):

Communication Services (12.8%):
Alphabet, Inc., Class C(a)	960	$1,125
Comcast Corp., Class A	18,095	724
Facebook, Inc., Class A(a)	3,143	524
Momo, Inc., ADR(a)	8,105	310
Netflix, Inc.(a)	400	143
Nexstar Broadcasting Group, Inc., Class A	2,911	315
The Walt Disney Co.	1,368	152
T-Mobile US, Inc.(a)	5,740	397
Verizon Communications, Inc.	3,797	225
		3,915
Consumer Discretionary (11.6%):
Aaron’s, Inc.	6,069	319
Amazon.com, Inc.(a)	492	877
Asbury Automotive Group, Inc.(a)	4,156	288
AutoZone, Inc.(a)	353	362
Burlington Stores, Inc.(a)	1,237	194
Dollar General Corp.	2,551	304
eBay, Inc.	5,045	187
O’Reilly Automotive, Inc.(a)	1,144	444
The Home Depot, Inc.	3,011	578
		3,553
Consumer Staples (2.5%):
PepsiCo, Inc.	3,651	447
Wal-Mart Stores, Inc.	3,133	306
		753
Energy (4.8%):
Chevron Corp.	3,048	375
Exxon Mobil Corp.	3,388	274
Occidental Petroleum Corp.	2,151	142
Phillips 66	4,144	395
Valero Energy Corp.	3,134	266
		1,452
Financials (17.3%):
Ally Financial, Inc.	15,237	419
Athene Holding Ltd., Class A(a)	6,069	248
Bank of America Corp.	25,582	706
Berkshire Hathaway, Inc., Class B(a)	2,550	512
Discover Financial Services	6,016	428
E*TRADE Financial Corp.	8,195	380
Essent Group Ltd.(a)	9,565	415
JPMorgan Chase & Co.	1,771	179
LPL Financial Holdings, Inc.	4,202	293
Nmi Holdings, Inc.(a)	7,720	200
Regions Financial Corp.	14,916	211
ServisFirst Bancshares, Inc.	4,458	151
SVB Financial Group(a)	1,599	356
Synovus Financial Corp.	11,214	385
TD Ameritrade Holding Corp.	7,785	389
		5,272
Health Care (12.2%):
AbbVie, Inc.	3,543	286
Anthem, Inc.	1,775	510
Biogen, Inc.(a)	1,496	353

Security Description	Shares	Value
Bristol-Myers Squibb Co.	3,531	168
Celgene Corp.(a)	3,734	$352
HCA Holdings, Inc.	3,092	403
Innoviva, Inc.(a)	13,392	188
Johnson & Johnson	2,110	295
Medtronic PLC	1,501	137
Merck & Co., Inc.	2,598	216
UnitedHealth Group, Inc.	1,527	378
Universal Health Services, Inc., Class B	3,261	436
		3,722
Industrials (11.7%):
Air Lease Corp.	10,945	376
Allison Transmission Holdings, Inc.	7,442	334
Comfort Systems USA, Inc.	7,269	381
Herman Miller, Inc.	11,757	414
Norfolk Southern Corp.	2,360	441
SkyWest, Inc.	6,618	359
Southwest Airlines Co.	7,470	388
The Boeing Co.	716	273
Union Pacific Corp.	1,878	314
United Rentals, Inc.(a)	2,591	296
		3,576
Information Technology (23.5%):
Apple, Inc.	5,637	1,071
Booz Allen Hamilton Holdings Corp.	8,230	477
Broadcom, Inc.	1,989	598
Cabot Microelectronics Corp.	3,896	436
CDW Corp. of Delaware	4,633	446
Cisco Systems, Inc.	12,960	699
Euronet Worldwide, Inc.(a)	2,721	388
Intel Corp.	8,149	438
KEMET Corp.	19,606	333
Mastercard, Inc., Class A	973	229
Microsoft Corp.	9,153	1,080
PayPal Holdings, Inc.(a)	1,647	171
Visa, Inc., Class A	1,432	224
Vishay Intertechnology, Inc.	11,869	219
Zebra Technologies Corp., Class A(a)	1,908	400
		7,209
Real Estate (0.6%):
CBRE Group, Inc., Class A(a)	3,676	182
Total Common Stocks (Cost $26,018)		29,634

Exchange-Traded Funds (2.2%):
SPDR S&P 500 ETF Trust, 1.85%(b)	2,359	666
Total Exchange-Traded Fund (Cost $614)		666

Collateral for Securities Loaned^ (2.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(c)	106,230	106
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(c)	191,558	192
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(c)	4,264	4
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(c)	59,486	59
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(c)	159,500	160

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(c)	138,093	138
Total Collateral for Securities Loaned (Cost $659)		659
Total Investments (Cost $27,291) - 101.4%		30,959
Other assets in excess of liabilities - (1.4%)		(414)
NET ASSETS - 100.0%		$30,545

^ Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on March 31, 2019.

ADR - American Depositary Receipt

PLC - Public Liability Company

ETF- Exchange Traded Fund

Investments	Percent of Investments
Information Technology	23.2%
Financials	17.0%
Communication Services	12.6%
Health Care	12.0%
Industrials	11.6%
Consumer Discretionary	11.5%
Energy	4.7%
Consumer Staples	2.4%
Real Estate	0.6%
Exchange-Traded Fund	2.2%
Collateral for Securities Loaned	2.2%
Total Investments	100.0%

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory High Yield VIP Series	March 31, 2019
(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (2.3%)

Communication Services (1.6%):
AMC Networks, Inc., Class A(a)(b)	3,000	$170,280
Cinemark Holdings, Inc.	2,500	99,975
TEGNA, Inc.	17,000	239,700
		509,955
Consumer Discretionary (0.7%):
Wynn Resorts Ltd.	2,000	238,640
Total Common Stocks (Cost $731,222)		748,595

Senior Secured Loans (29.4%)
Ai Ladder Luxembourg Subco Sarl, 1st Lien Term Loan B, 7.10% (LIBOR03M+450bps), 5/4/25(c)	$396,552	388,375
Alphabet Holding Co., Inc., 2nd Lien Term Loan, 10.25% (LIBOR01M+775bps), 8/15/25, Callable 5/5/19 @ 101(c)	500,000	404,375
Avaya, Inc., 1st Lien Term Loan B, 6.73% (LIBOR01M+425bps), 12/15/24, Callable 5/5/19 @ 100(c)	345,625	343,824
Bass Pro Group LLC, Term Loan B, 7.50% (LIBOR01M+500bps), 12/16/23, Callable 4/29/19 @ 100(c)	490,013	478,252
Caesars Resort Collection LLC, 1st Lien Term Loan B, 5.25% (LIBOR01M+275bps), 10/2/24, Callable 5/5/19 @ 100(c)	245,009	241,508
Commscope, Inc., 1st Lien Term Loan B2, 5.73% (LIBOR01M+325bps), 2/7/26(c)	250,000	249,583
CPM Holdings, Inc., 1st Lien Term Loan, 6.25% (LIBOR01M+375bps), 11/15/25, Callable 4/24/19 @ 100(c)	199,500	197,505
Crown Finance US, Inc., 1st Lien Term Loan B, 5.00% (LIBOR01M+250bps), 2/7/25, Callable 5/5/19 @ 100(c)	330,711	322,635
Dayco Products LLC, 6.88% (LIBOR03M+425bps), 5/19/24, Callable 5/5/19 @ 100(c)	489,737	476,269
Dynasty Acquisition Co., Inc., 1st Lien Term Loan, 1/24/26(g)	162,587	162,542
Hertz Corp., Term Loan B1, 5.25% (LIBOR01M+275bps), 6/30/23, Callable 5/5/19 @ 100(c)	487,277	477,688
Holley Purchaser, Inc., 1st Lien Term Loan, 7.74% (LIBOR03M+500bps), 10/24/25, Callable 5/5/19 @ 101(c)	199,500	195,510
LifeScan Global Corp., 1st Lien Term Loan, 8.60% (LIBOR03M+600bps), 6/19/24, Callable 5/5/19 @ 101(c)	8,750	8,400
LifeScan Global Corp., 1st Lien Term Loan, 8.66% (LIBOR06M+600bps), 6/19/24, Callable 5/5/19 @ 101(c)	482,500	463,200
Navistar, Inc., 1st Lien Term Loan B, 6.00% (LIBOR01M+350bps), 11/2/24, Callable 5/5/19 @ 100(c)	245,630	244,505
Ortho-Clinical Diagnostics SA, 1st Lien Term Loan B, 5.75% (LIBOR01M+325bps), 5/22/25, Callable 5/5/19 @ 100(c)	248,731	239,299
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 11.36% (LIBOR03M+875bps), 7/1/24, Callable 5/5/19 @ 100(c)	400,000	398,000
PetSmart, Inc., 5.49% (LIBOR01M+300bps), 3/10/22, Callable 5/5/19 @ 100(c)	491,111	439,854
Radiate Holdco LLC, 5.50% (LIBOR01M+300bps), 2/1/24, Callable 5/5/19 @ 100(c)	493,703	481,982

Security Description	Principal Amount	Value
Regionalcare Hospital Partners Holdings, Inc., 6.98% (LIBOR01M+450bps), 11/16/25, Callable 5/5/19 @ 101(c)	249,375	246,375
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 5.25% (LIBOR01M+275bps), 2/5/23, Callable 5/5/19 @ 100(c)	254,308	251,129
SIWF Holdings, Inc. , 10.99% (LIBOR01M+850bps), 5/26/26(c)	500,000	453,750
Specialty Building Products Holdings LLC, 1st Lien Term Loan, 8.25% (LIBOR01M+575bps), 10/1/25, Callable 5/5/19 @ 101(c)	500,000	486,875
Sprint Communications, Inc., 1st Lien Term Loan B, 5.00% (LIBOR01M+250bps), 2/2/24, Callable 5/5/19 @ 100(c)	494,949	481,338
StandardAero, Ltd., 1st Lien Term Loan, 1/24/26(g)	87,413	87,388
Stars Group Holdings BV, 6.10% (LIBOR03M+350bps), 6/27/25, Callable 5/5/19 @ 100(c)	482,264	480,947
Tenneco, Inc., 1st Lien Term Loan B, 5.25% (LIBOR01M+275bps), 6/18/25, Callable 5/5/19 @ 100(c)	199,500	190,024
Utz Quality Foods LLC, 2nd Lien Term Loan, 9.75% (LIBOR01M+725bps), 11/21/25, Callable 5/5/19 @ 101(c)	300,000	293,250
Wynn Resorts Ltd., 1st Lien Term Loan B, 4.76% (LIBOR01M+225bps), 10/30/24, Callable 4/30/19 @ 100(c)	250,000	244,493
Total Senior Secured Loans (Cost $9,632,556)		9,428,875

Corporate Bonds (66.1%)

Communication Services (7.2%):
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88	500,000	467,045
AMC Networks, Inc., 4.75%, 8/1/25, Callable 8/1/21 @ 102.38	400,000	396,660
Cablevision Systems Corp., 5.88%, 9/15/22	500,000	522,915
Hughes Satellite Systems Corp., 6.63%, 8/1/26 (b)	500,000	491,505
Telesat Canada/Telesat LLC, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66 (d)	300,000	325,494
Windstream Services LLC/Windstream Finance Corp., 9.00%, 6/30/25, Callable 6/30/21 @ 104.5 (b)(d)(e)	178,000	121,067
		2,324,686
Consumer Discretionary (13.5%):
AV Homes, Inc., 6.63%, 5/15/22, Callable 5/15/19 @ 103.31	175,000	181,440
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94 (b)	400,000	349,112
Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	392,000	406,410
Churchill Downs, Inc., 5.50%, 4/1/27, Callable 4/1/22 @ 102.75 (d)	150,000	152,165
Eldorado Resorts, Inc., 6.00%, 9/15/26	400,000	406,000
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (d)	500,000	524,899
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	150,000	151,853
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.25%, , 5/15/26, Callable 5/15/22 @ 103.13 (d)	75,000	76,501
8.50%, , 5/15/27, Callable 5/15/22 @ 104.25 (d)	75,000	75,247
Party City Holdings, Inc., 6.63%, 8/1/26, Callable 8/1/21 @ 103.31 (b)(d)	500,000	496,985
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (d)	200,000	204,252
The Enterprise Development Authority, 12.00%, 7/15/24, Callable 7/15/21 @ 109 (d)	500,000	507,430
Travelport Corporate Finance PLC, 6.00%, 3/15/26, Callable 3/15/21 @ 103 (d)	160,000	174,355
William Carter Co., 5.63%, 3/15/27, Callable 3/15/22 @ 102.81 (d)	130,000	134,531

Security Description	Principal Amount	Value
Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	$550,000	$474,562
		4,315,742
Consumer Staples (6.2%):
Albertsons Cos. LLC, 5.75%, 3/15/25, Callable 9/15/19 @ 104.31	500,000	475,165
B&G Foods, Inc., 5.25%, 4/1/25, Callable 4/1/20 @ 103.94 (b)	200,000	192,848
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13 (d)	500,000	504,500
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (d)	500,000	442,505
Simmons Foods, Inc., 7.75%, 1/15/24, Callable 1/15/21 @ 103.88 (d)	330,000	351,559
		1,966,577
Energy (1.1%):
Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 1/30/26, Callable 1/30/21 @ 104.13 (d)	350,000	359,492

Financials (6.0%):
Acrisure LLC / Acrisure Finance, Inc., 8.13%, 2/15/24, Callable 2/15/21 @ 104.06 (d)	225,000	233,327
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (d)	500,000	520,040
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23, Callable 2/15/20 @ 105.25 (d)	500,000	517,070
Gray Escrow, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25 (d)	120,000	127,506
Intelsat Jackson Holdings SA, 5.50%, 8/1/23, Callable 5/6/19 @ 102.75	250,000	221,833
Resideo Funding, Inc., 6.13%, 11/1/26, Callable 11/1/21 @ 104.59 (d)	300,000	309,594
		1,929,370
Health Care (10.6%):
Air Medical Group Holdings, Inc., 6.38%, 5/15/23, Callable 5/6/19 @ 103.19 (b)(d)	500,000	426,370
Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75 (d)	250,000	270,715
Bausch Health Cos., Inc., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06 (b)(d)	500,000	495,355
Change Health/Finance, Inc., 5.75%, 3/1/25, Callable 3/1/20 @ 102.88 (d)	300,000	297,159
Endo Finance LLC, 6.00%, 2/1/25, Callable 2/1/20 @ 103	200,000	144,472
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 5/6/19 @ 101.66 (d)	150,000	142,290
Polaris Intermediate Corp., 8.50%, 12/1/22, Callable 6/1/19 @ 104 (d)	250,000	247,738
Surgery Center Holdings, 6.75%, 7/1/25, Callable 7/1/20 @ 103.38 (d)	500,000	452,465
Tenet Healthcare Corp., 8.13%, 4/1/22 (b)	200,000	215,354
Verscend Escrow Corp., 9.75%, 8/15/26, Callable 8/15/21 @ 104.88 (d)	500,000	499,260
Vizient, Inc., 10.38%, 3/1/24, Callable 5/6/19 @ 107.78 (d)	200,000	217,232
		3,408,410
Industrials (15.4%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 5/6/19 @ 105.53 (d)	500,000	461,440
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 2/15/20 @ 105 (d)	300,000	300,003
Allison Transmission, Inc., 5.88%, 6/1/29, Callable 6/1/24 @ 102.94 (d)	150,000	151,718
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 5/6/19 @ 102 (d)	250,000	238,313
Beacon Escrow Corp., 4.88%, 11/1/25, Callable 11/1/20 @ 102.44 (d)	470,000	444,042
Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (d)	200,000	205,948
Covanta Holding Corp., 5.88%, 7/1/25, Callable 7/1/20 @ 104.41	500,000	508,580
Manitowoc Co., Inc./The, 9.00%, 4/1/26, Callable 4/1/22 @ 104.5 (d)	300,000	303,966
Pisces Midco, Inc., 8.00%, 4/15/26, Callable 4/15/21 @ 104 (b)(d)	500,000	450,320

Security Description	Shares or Principal Amount	Value
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (b)(d)	250,000	241,220
Stevens Holding Co., Inc., 6.13%, 10/1/26, Callable 10/1/23 @ 101.53 (b)(d)	330,000	340,163
TransDigm, Inc.
6.50%, , 7/15/24, Callable 7/15/19 @ 103.25	200,000	205,474
6.25%, , 3/15/26, Callable 3/15/22 @ 103.13 (d)	200,000	207,818
Triumph Group, Inc., 4.88%, 4/1/21, Callable 5/6/19 @ 100	250,000	243,280
United Rentals, Inc., 6.50%, 12/15/26, Callable 12/15/21 @ 103.25 (b)	200,000	210,470
W/S Packaging Holdings, Inc., 9.00%, 4/15/23, Callable 4/15/20 @ 104.5 (d)	400,000	418,912
		4,931,667
Materials (6.0%):
Greif, Inc., 6.50%, 3/1/27, Callable 3/1/22 @ 103.25 (d)	400,000	409,495
Intertape Polymer Group, Inc., 7.00%, 10/15/26, Callable 10/15/21 @ 103.5 (d)	670,000	687,855
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13 (d)	330,000	309,339
Reynolds Group Issuer, Inc., 5.75%, 10/15/20, Callable 5/6/19 @ 100	193,822	194,196
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27, Callable 3/15/22 @ 103.25 (d)	130,000	130,742
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (d)	250,000	215,620
		1,947,247
Real Estate (0.1%):
Realogy Group LLC / Realogy Co-Issuer Corp., 9.38%, 4/1/27, Callable 4/1/22 @ 107.03 (d)	35,000	35,879
Total Corporate Bonds (Cost $21,281,317)		21,219,070

Collateral for Securities Loaned^ (9.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(f)	498,210	498,210
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(f)	898,394	898,394
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(f)	19,996	19,996
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(f)	278,987	278,987
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(f)	747,266	747,266
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(f)	647,648	647,648
Total Collateral for Securities Loaned (Cost $3,090,501)		3,090,501
Total Investments (Cost $34,735,596) — 107.4%		34,487,041
Liabilities in excess of other assets — (7.4)%		(2,376,230)
NET ASSETS - 100.00%		$32,110,811

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2019.

(d)                   Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2019, the fair value of these securities was $14,759,897 and amounted to 46.0% of net assets.

(e)                    Defaulted security.

(f)                     Rate disclosed is the daily yield on March 31, 2019.

(g)                   The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory INCORE Investment Quality Bond VIP Series	March 31, 2019
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (3.6%)
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 7/18/22 @ 100(a)	$1,000,000	$1,007,985
Avis Budget Rental Car Funding (AESOP) LLC, Series 2014-1, Class A, 2.46%, 7/20/20(a)(b)	2,666,667	2,664,576
CarMax Auto Owner Trust, Series 2015-3, Class B, 2.28%, 4/15/21, Callable 11/15/19 @ 100	3,225,000	3,211,881
Drive Auto Receivables Trust, Series 2017-3, Class B, 2.30%, 5/17/21, Callable 1/15/21 @ 100	135,888	135,848
DT Auto Owner Trust, Series 2017-3A, Class B, 2.40%, 5/17/21, Callable 5/15/21 @ 100(b)	770,157	769,756
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AV1B, 2.75% (LIBOR01M+26bps), 4/25/35, Callable 2/25/20 @ 100 (c)	807,476	804,855
Santander Drive Auto Receivables Trust, Series 2017-3, Class B, 2.19%, 3/15/22, Callable 5/15/21 @ 100(a)	3,495,000	3,484,550
Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.03%, 9/15/22, Callable 4/15/21 @ 100(a)	4,250,000	4,256,048
Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.21%, 10/15/21, Callable 12/15/20 @ 100(a)	2,553,600	2,550,913
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(a)(b)	3,825,000	3,838,238
Total Asset Backed Securities (Cost $22,705,617)		22,724,650

Collateralized Mortgage Obligations (2.6%)
Commercial Mortgage Trust, Series 2012-CR4, Class B, 3.70%, 10/15/45(b)	4,580,000	4,287,525
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.00%, 11/10/46(a)(b)	4,500,000	4,625,024
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.65%, 1/10/45(a)(d)	3,250,000	3,430,987
Morgan Stanley BAML Trust, Series 2013-C13, Class A2, 2.94%, 11/15/46(a)	598,125	598,088
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.70%, 4/15/45	3,275,000	3,398,197
Total Collateralized Mortgage Obligations (Cost $17,832,410)		16,339,821

Corporate Bonds (32.1%)

Communication Services (2.1%):
AT&T, Inc.
3.40%, , 5/15/25, Callable 2/15/25 @ 100	3,958,000	3,925,941
5.15%, , 11/15/46, Callable 5/15/46 @ 100(a)	3,833,000	3,919,817
SES Global Americas Holdings GP, 5.30%, 3/25/44(b)	2,475,000	2,198,270
Verizon Communications, Inc., 5.15%, 9/15/23	3,556,000	3,914,089
		13,958,117
Consumer Discretionary (2.5%):
Hasbro, Inc., 6.35%, 3/15/40	2,155,000	2,373,797
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	4,305,000	4,386,321
McDonald’s Corp., 2.63%, 1/15/22, MTN	4,818,000	4,810,532
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	2,624,000	2,677,005

Security Description	Principal Amount	Value
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	$1,220,000	$1,238,288
		15,485,943
Consumer Staples (2.3%):
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	1,000,000	1,061,470
Mead Johnson Nutrition Co.
3.00%, , 11/15/20	3,000,000	3,008,310
4.60%, , 6/1/44, Callable 12/1/43 @ 100(a)	2,091,000	2,277,434
Reynolds American, Inc.
4.45%, , 6/12/25, Callable 3/12/25 @ 100	1,938,000	1,991,780
5.70%, , 8/15/35, Callable 2/15/35 @ 100	1,835,000	1,904,473
Tyson Foods, Inc.
3.55%, , 6/2/27, Callable 3/2/27 @ 100	2,943,000	2,890,055
5.10%, , 9/28/48, Callable 3/28/48 @ 100	1,285,000	1,307,950
		14,441,472
Energy (2.1%):
Dolphin Energy Ltd., 5.89%, 6/15/19(b)	174,400	175,490
Ecopetrol SA, 5.88%, 9/18/23(e)	3,196,000	3,491,055
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100	657,000	710,434
Marathon Petroleum Corp.
6.50%, , 3/1/41, Callable 9/1/40 @ 100	1,285,000	1,564,539
5.85%, , 12/15/45, Callable 6/15/45 @ 100	850,000	908,217
Statoil ASA, 3.95%, 5/15/43	930,000	949,958
Valero Energy Corp.
4.35%, , 6/1/28, Callable 3/1/28 @ 100	2,162,000	2,243,702
4.00%, , 4/1/29, Callable 1/1/29 @ 100	975,000	983,804
6.63%, , 6/15/37	2,520,000	3,103,606
		14,130,805
Financials (12.6%):
Aflac, Inc.
2.88%, , 10/15/26, Callable 7/15/26 @ 100	2,450,000	2,395,169
4.75%, , 1/15/49, Callable 7/15/48 @ 100	341,000	376,075
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	1,648,000	1,683,284
Bank of America Corp.
2.33%, (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (c)	1,875,000	1,857,863
2.50%, , 10/21/22, Callable 10/21/21 @ 100, MTN	3,500,000	3,449,075
4.20%, , 8/26/24, MTN	4,035,000	4,175,660
3.25%, , 10/21/27, Callable 10/21/26 @ 100, MTN	1,775,000	1,737,583
BB&T Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	3,550,000	3,549,929
Capital One Financial Corp., 3.75%, 7/28/26, Callable 6/28/26 @ 100	3,281,000	3,198,089
Cincinnati Financial Corp., 6.13%, 11/1/34	2,170,000	2,651,415
Citigroup, Inc.
2.75%, , 4/25/22, Callable 3/25/22 @ 100	6,538,000	6,509,755
3.88%, (LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100(c)	1,760,000	1,711,230
HSBC Holdings PLC, 5.10%, 4/5/21(a)	5,000,000	5,206,649
JPMorgan Chase & Co.
2.95%, , 10/1/26, Callable 7/1/26 @ 100	3,400,000	3,318,536
5.60%, , 7/15/41	1,710,000	2,079,428
KeyBank NA, 2.25%, 3/16/20	6,523,000	6,494,755
Morgan Stanley
4.88%, , 11/1/22	3,317,000	3,498,971
3.75%, , 2/25/23(a)	3,000,000	3,076,110
3.13%, , 7/27/26, MTN	5,500,000	5,355,515
Newcrest Finance Pty Ltd., 5.75%, 11/15/41(b)	1,720,000	1,794,166
The Goldman Sachs Group, Inc.
2.35%, , 11/15/21, Callable 11/15/20 @ 100	4,540,000	4,468,495
5.75%, , 1/24/22 (a)	2,750,000	2,949,045

Security Description	Principal Amount	Value
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	$2,217,000	$2,339,356
UBS Group Funding Switzerland AG, 2.95%, 9/24/20(a)(b)	3,750,000	3,749,213
Wells Fargo & Co., 4.90%, 11/17/45(a)	1,450,000	1,552,385
		79,177,751
Health Care (4.0%):
AbbVie, Inc., 3.38%, 11/14/21	5,396,000	5,464,907
Amgen, Inc.
2.65%, , 5/11/22, Callable 4/11/22 @ 100	4,278,000	4,254,257
4.40%, , 5/1/45, Callable 11/1/44 @ 100	1,825,000	1,788,026
CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	4,669,000	4,745,011
Express Scripts Holding Co., 2.25%, 6/15/19(a)	3,102,000	3,097,099
Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100(a)	6,150,000	6,399,075
		25,748,375
Industrials (1.8%):
AerCap Ireland Capital Ltd., 3.75%, 5/15/19 (a)	2,900,000	2,901,740
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	825,000	767,465
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	1,440,000	1,548,619
Rockwell Automation, Inc.
3.50%, , 3/1/29, Callable 12/1/28 @ 100	1,270,000	1,306,043
6.25%, , 12/1/37	1,151,000	1,447,002
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	1,100,000	1,147,014
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100(a)	2,603,000	2,432,269
		11,550,152
Information Technology (1.7%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	974,000	1,100,591
Broadcom Corp., 3.63%, 1/15/24, Callable 11/15/23 @ 100	2,322,000	2,316,172
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100(e)	1,230,000	1,212,817
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	1,512,000	1,625,702
Tyco Electronics Group SA, 7.13%, 10/1/37	650,000	863,122
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	3,781,000	3,748,824
		10,867,228
Materials (0.9%):
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100	3,000,000	2,884,470
Rio Tinto Finance USA Ltd.
3.75%, , 6/15/25, Callable 3/15/25 @ 100	1,415,000	1,485,000
5.20%, , 11/2/40	723,000	861,997
		5,231,467
Utilities (2.1%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	1,800,000	1,758,636
Consolidated Edison, Inc., 6.30%, 8/15/37	1,870,000	2,368,374
Exelon Corp.
3.50%, , 6/1/22, Callable 5/1/22 @ 100	2,580,000	2,606,497
3.95%, , 6/15/25, Callable 3/15/25 @ 100	1,384,000	1,433,367
Iberdrola International BV
6.75%, , 9/15/33	373,000	450,506
6.75%, , 7/15/36(e)	783,000	979,079
Nevada Power Co., 6.65%, 4/1/36(a)	600,000	777,246
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	1,546,000	1,695,019
Public Service Enterprise Group, Inc., 4.00%, 6/1/44, Callable 12/1/43 @ 100	1,289,000	1,287,350
		13,356,074
Total Corporate Bonds (Cost $202,414,440)		203,947,384

Security Description	Principal Amount		Value
Residential Mortgage Backed Securities (0.8%)
Ameriquest Mortgage Securities, Inc. , Series 2003-5, Class A6, 4.17%, 4/25/33, Callable 4/25/19 @ 100(a)(d)	$71,577		$71,577
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 4.43%, 10/25/33, Callable 4/25/19 @ 100(a)(d)	1,068,856		1,068,856
Credit Suisse First Boston Mortgage Securities Corp. , Series 2002-HE16, Class M1, 3.81% (LIBOR01M+132bps), 10/25/32, Callable 4/25/19 @ 100(c)	997,298		997,249
GSR Mortgage Loan Trust, Series 2004-10F, Class 6A1, 5.00%, 9/25/34, Callable 1/25/19 @ —(a)	—	(f)	—	(f)
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 4/25/19 @ 100(a)	39,920		39,920
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 8/25/29 @ 100(a)(b)(d)	1,600,955		1,602,008
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 4/25/19 @ 100(a)	41,883		41,883
Structured Asset Securities Corp. , Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 4/25/19 @ 100(a)(d)	485		487
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y, Class 3A1, 4.91%, 11/25/34, Callable 4/25/19 @ 100(a)(d)	1,056,057		1,056,057
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 4/25/19 @ 100(a)	20,905		20,905
Total Residential Mortgage Backed Securities (Cost $4,917,620)			4,898,942

U.S. Government Mortgage Backed Agencies (54.3%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 7/1/39(a)	2,020,187		2,176,610
Series 4139, Class DA, 1.25%, 12/15/27(a)	7,461,209		7,098,894
Series 4395, Class PA, 2.50%, 4/15/37(a)	2,917,780		2,883,669
7.00%, 9/1/38(a)	76,554		89,877
Series 4290, Class CA, 3.50%, 12/15/38 - 3/1/49(a)	56,917,755		57,978,457
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40(a)	8,907,869		8,713,706
4.00%, 1/1/41(a)	2,010,078		2,092,299
4.50%, 1/1/41 - 12/1/45(a)	13,676,160		14,448,732
Series 4049, Class AB, 2.75%, 12/15/41(a)	1,456,344		1,456,353
Series 4494, Class JA, 3.75%, 5/15/42(a)	5,785,487		5,926,858
			102,865,455
Federal National Mortgage Association
6.00%, 8/1/21 - 2/1/37(a)	2,777,627		3,121,647
5.00%, 4/1/23 - 12/1/39(a)	1,354,228		1,456,244
7.50%, 12/1/29(a)	43,869		50,532
8.00%, 1/1/30 - 9/1/30(a)	23,553		27,597
7.00%, 2/1/32 - 6/1/32(a)	36,862		42,587
4.63%(LIBOR12M+166bps), 12/1/36(a)(c)	136,771		140,168
5.50%, 1/1/38 - 2/1/39(a)	881,505		959,289
4.50%, 12/1/38 - 6/1/40(a)	9,301,001		9,679,356
Series 2013-33, Class UD, 2.50%, 4/25/39 - 12/25/47(a)	8,893,983		8,759,814
Series 2013-137, Class A, 3.50%, 3/25/40 - 12/25/50(a)(g)	62,380,846		63,210,877
4.00%, 9/1/40 - 9/1/48(a)(g)	59,953,534		61,947,337
Series 2011-101, Class LA, 3.00%, 10/25/40 - 2/25/49(a)(g)	70,512,742		70,298,715
Series 2013-81, Class KA, 2.75%, 9/25/42(a)	5,863,919		5,831,457
Series 2013-44, Class PB, 1.75%, 1/25/43(a)	6,287,093		6,023,743
			231,549,363

Security Description	Shares or Principal Amount	Value
Government National Mortgage Association
6.00%, 10/15/32(a)	$97,045	$108,406
Series 2014-42, Class AD, 2.50%, 7/16/41	494,476	489,408
Series 2016-116, Class GA, 1.75%, 11/20/44(a)	11,586,089	11,069,419
		11,667,233
Multi-family (0.0%):(h)

Collateralized Mortgage Obligations (0.0%):(h)
Government National Mortgage Association
6.00%, 12/15/33 (a)	34,634	38,958

Total U.S. Government Mortgage Backed Agencies (Cost $346,613,953)		346,121,009

U.S. Treasury Obligations (15.4%)
U.S. Treasury Bills, 2.30%, 5/23/19(a)(i)	11,911,000	11,870,852
U.S. Treasury Bonds
2.88%, 5/15/43(a)	9,549,000	9,695,266
3.00%, 2/15/48(a)	37,346,000	38,655,371
U.S. Treasury Notes
2.75%, 8/31/23(a)	19,477,000	19,892,918
2.88%, 10/31/23(a)	3,270,000	3,359,327
2.75%, 2/15/28(a)	222,000	228,349
2.88%, 8/15/28(a)	13,570,000	14,100,240
Total U.S. Treasury Obligations (Cost $94,033,783)		97,802,323

Collateral for Securities Loaned^ (0.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(j)	797,683	797,683
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(j)	32,016	32,016
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(j)	1,438,415	1,438,415
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(j)	446,685	446,685
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(j)	1,196,445	1,196,445
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(j)	1,036,946	1,036,946
Total Collateral for Securities Loaned (Cost $4,948,190)		4,948,190

Total Investments (Cost $693,466,013) — 109.6%		696,782,319
Liabilities in excess of other assets — (9.6)%		(60,786,197)
NET ASSETS - 100.00%		$635,996,122

^  Purchased with cash collateral from securities on loan.

(a)                   All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(b)                   Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2019, the fair value of these securities was $25,704,266 and amounted to 4.0% of net assets.

(c)                    Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2019.

(d)                   The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2019.

(e)                    All or a portion of this security is on loan.

(f)                     Rounds to less than $1.

(g)                    Security purchased on a when-issued basis.

(h)                   Amount represents less than 0.05% of net assets.

(i)                       Rate represents the effective yield at March 31, 2019.

(j)                      Rate disclosed is the daily yield on March 31, 2019.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LLC—Limited Liability Company

MTN—Medium Term Note

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year US Treasury Note Future	259	6/19/19	$32,173,552	$32,172,669	$(883)
2-Year US Treasury Note Future	22	6/28/19	4,670,263	4,688,064	17,801
5-Year US Treasury Note Future	455	6/28/19	52,710,480	52,701,785	(8,695)
					$8,223

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
30-Year US Treasury Bond Future	53	6/19/19	7,655,910	7,931,784	(275,874)

	Total unrealized appreciation				$17,801
	Total unrealized depreciation				(285,452)
	Total net unrealized depreciation				$(267,651)

Centrally Cleared

Credit Default Swap Agreements - Buy Protection (a)

Underlying Instrument*	Fixed Deal Pay Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2019 (b)	Notional Amount (c)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index: Series 31	5.00%	12/20/23	Daily	3.34%	$25,088,000	**	$(1,697,021)	$(1,560,975)	$(136,046)

*                              As of March 31, 2019, the CDX North America High Yield Index included securities which had defaulted and represented 2% of the Index.

**                        Reflects the notional amount after the default of securities.

(a)                       When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)                      Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)                       The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory INCORE Low Duration Bond VIP Series	March 31, 2019
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (11.4%)
American Express Credit Account Master Trust, Series 2014-1, Class B, 2.96% (LIBOR01M+50bps), 12/15/21(a)(b)	$2,100,000	$2,100,269
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24%, 4/8/22, Callable 12/8/20 @ 100(b)	1,635,000	1,621,678
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.40%, 5/18/22, Callable 8/18/21 @ 100(b)	1,385,000	1,377,799
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class D, 3.34%, 8/8/21, Callable 1/8/20 @ 100(b)	1,675,000	1,681,338
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 7/18/22 @ 100(b)	2,800,000	2,822,358
Avis Budget Rental Car Funding (AESOP) LLC, Series 2014-1, Class A, 2.46%, 7/20/20(b)(c)	833,333	832,680
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class B, 2.22%, 5/16/22, Callable 6/15/21 @ 100(b)(c)	1,700,000	1,684,481
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22, Callable 11/15/20 @ 100(b)(c)	589,391	589,434
Drive Auto Receivables Trust, Series 2018-2, Class B, 3.22%, 4/15/22, Callable 7/15/21 @ 100(b)	3,600,000	3,603,521
DT Auto Owner Trust, Series 2017-3A, Class B, 2.40%, 5/17/21, Callable 5/15/21 @ 100(c)	303,147	302,989
GM Financing Automobile Leasing Trust, Series 2016-3, Class B, 1.97%, 5/20/20, Callable 5/20/19 @ 100(b)	2,000,000	1,998,298
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46%, 3/15/22, Callable 10/15/20 @ 100(b)	2,770,000	2,763,690
Santander Drive Auto Receivables Trust, Series 2017-3, Class B, 2.19%, 3/15/22, Callable 5/15/21 @ 100(b)	1,375,000	1,370,889
Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.03%, 9/15/22, Callable 4/15/21 @ 100(b)	2,750,000	2,753,913
Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.21%, 10/15/21, Callable 12/15/20 @ 100(b)	990,968	989,925
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(b)(c)	1,585,000	1,590,486
Toyota Auto Receivables Owner Trust, Series 2016-A, Class A3, 1.25%, 3/16/20, Callable 12/15/19 @ 100	104,201	104,083
World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.12%, 3/15/24(b)	1,610,000	1,598,044
Total Asset Backed Securities (Cost $29,824,372)		29,785,875

Collateralized Mortgage Obligations (2.5%)
Galaxy CLO Ltd. , Series 2017-24A, Class A, 3.56% (LIBOR03M+112bps), 1/15/31, Callable 1/15/20 @ 100(a)(b)	1,000,000	990,775
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.65%, 1/10/45(b)(d)	2,000,000	2,111,377
Morgan Stanley BAML Trust, Series 2013-C13, Class A2, 2.94%, 11/15/46(b)	149,531	149,522
Steele Creek CLO Ltd. , Series 2017-1A, Class A, 3.69% (LIBOR03M+125bps), 1/15/30, Callable 1/15/20 @ 100(a)(b)	2,175,000	2,159,790
Voya CLO Ltd. , Series 2017-4A, Class A1, 3.57% (LIBOR03M+113bps), 10/15/30, Callable 10/15/19 @ 100(a)(b)	1,000,000	991,499
Total Collateralized Mortgage Obligations (Cost $6,510,207)		6,402,963

Security Description	Principal Amount	Value
Corporate Bonds (48.4%)

Communication Services (3.3%):
AT&T, Inc.
2.45%, , 6/30/20, Callable 5/30/20 @ 100 (b)	$4,079,000	$4,062,643
3.96%, (LIBOR03M+118bps), 6/12/24 (a)	688,000	682,352
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (b)	2,255,000	2,291,351
Verizon Communications Inc., 3.72%(LIBOR03M+110bps), 5/15/25, Callable 3/15/25 @ 100 (a)(b)	719,000	720,150
Vodafone Group PLC, 3.43%(LIBOR03M+99bps), 1/16/24 (a)(b)	682,000	677,028
		8,433,524
Consumer Discretionary (4.6%):
Alibaba Group Holding Ltd., 2.50%, 11/28/19, Callable 10/28/19 @ 100	999,000	997,911
Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100 (b)	2,115,000	2,203,090
BorgWarner, Inc., 4.63%, 9/15/20 (b)	859,000	876,962
D.R Horton, Inc., 4.00%, 2/15/20 (b)	2,133,000	2,151,450
Hasbro, Inc., 3.15%, 5/15/21, Callable 3/15/21 @ 100 (b)	2,622,000	2,632,514
Lennar Corp., 4.50%, 6/15/19, Callable 5/6/19 @ 100 (b)	640,000	640,102
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (b)	2,635,000	2,703,643
		12,205,672
Consumer Staples (3.3%):
BAT Capital Corp., 2.30%, 8/14/20	2,250,000	2,227,163
Church & Dwight Co., Inc., 2.45%, 12/15/19, Callable 11/15/19 @ 100 (b)	1,515,000	1,508,864
Constellation Brands, Inc., 3.21%(LIBOR03M+70bps), 11/15/21, Callable 10/30/19 @ 100 (a)	2,500,000	2,502,225
Ingredion, Inc., 4.63%, 11/1/20	900,000	920,718
Molson Coors Brewing Co., 1.45%, 7/15/19 (b)	1,250,000	1,244,763
		8,403,733
Energy (3.7%):
Enable Midstream Partner, 2.40%, 5/15/19, Callable 5/6/19 @ 100 (b)	2,900,000	2,897,245
LUKOIL International Finance BV, 6.13%, 11/9/20 (b)(c)	2,815,000	2,921,632
Marathon Petroleum Corp., 3.40%, 12/15/20, Callable 11/15/20 @ 100 (b)	1,040,000	1,048,850
Pioneer Natural Resource Co.
7.50%, , 1/15/20 (b)	1,135,000	1,174,509
3.45%, , 1/15/21, Callable 12/15/20 @ 100 (b)	1,825,000	1,842,411
		9,884,647
Financials (11.8%):
Alleghany Corp., 5.63%, 9/15/20	800,000	827,448
Bank of America Corp.
2.25%, , 4/21/20, MTN (b)	1,300,000	1,292,733
2.33%, (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a)	754,000	747,108
3.44%, (LIBOR03M+96bps), 7/23/24, Callable 7/23/23 @ 100 (a)(b)	693,000	694,012
Capital One Financial Corp.
2.50%, , 5/12/20, Callable 4/12/20 @ 100	590,000	587,805
3.45%, , 4/30/21, Callable 3/30/21 @ 100 (b)	3,500,000	3,543,365
Citigroup, Inc.
3.84%, (LIBOR03M+107bps), 12/8/21, Callable 11/8/21 @ 100 (a)(b)(e)	1,500,000	1,518,630
3.44%, (LIBOR03M+95bps), 7/24/23, Callable 7/24/22 @ 100 (a)(b)(e)	703,000	704,378
HSBC Holdings PLC, 3.64%(LIBOR03M+100bps), 5/18/24, Callable 5/18/23 @ 100 (a)(b)	675,000	670,363
JPMorgan Chase & Co., 3.37%(LIBOR03M+89bps), 7/23/24, Callable 7/23/23 @ 100 (a)(b)	675,000	673,292
KeyBank NA, 1.60%, 8/22/19 (b)	3,000,000	2,986,650
Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 5/6/19 @ 102.69	325,000	331,445
Marsh & McLennan Cos., Inc., 2.35%, 3/6/20, Callable 2/6/20 @ 100	335,000	333,814

Security Description	Shares or Principal Amount	Value
Morgan Stanley
2.65%, , 1/27/20 (b)	$1,355,000	$1,353,943
3.81%, (LIBOR03M+122bps), 5/8/24, Callable 5/8/23 @ 100 (a)(b)	675,000	679,334
Newcrest Finance Pty Ltd., 4.20%, 10/1/22 (c)	575,000	585,643
Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100 (b)	1,190,000	1,198,782
SVB Financial Group, 5.38%, 9/15/20 (b)	1,741,000	1,800,368
The Goldman Sachs Group, Inc, 4.26%(LIBOR03M+175bps), 10/28/27, Callable 10/28/26 @ 100 (a)(b)(e)	650,000	652,880
The Goldman Sachs Group, Inc., 3.79%(LIBOR03M+117bps), 11/15/21, Callable 11/15/20 @ 100 (a)(b)	1,500,000	1,512,194
UBS Group Funding Switzerland AG
2.95%, , 9/24/20 (b)(c)	2,075,000	2,074,564
3.57%, (LIBOR03M+95bps), 8/15/23, Callable 8/15/22 @ 100 (a)(b)	686,000	683,181
Unum Group, 3.00%, 5/15/21, Callable 4/15/21 @ 100 (b)	3,000,000	3,000,240
ZB NA, 3.50%, 8/27/21	1,465,000	1,480,705
Zions BanCorp NA, 3.35%, 3/4/22, Callable 2/4/22 @ 100	910,000	918,108
		30,850,985
Health Care (4.9%):
Agilent Technologies, Inc., 5.00%, 7/15/20 (b)	1,500,000	1,541,160
Amgen, Inc., 2.20%, 5/11/20 (b)	2,705,000	2,690,636
Biogen, Inc., 2.90%, 9/15/20 (b)	2,623,000	2,624,233
Celgene Corp., 2.88%, 2/19/21 (b)	3,020,000	3,017,855
Express Scripts Holding Co., 2.25%, 6/15/19 (b)	2,390,000	2,386,224
Halfmoon Parent, Inc., 3.33%(LIBOR03M+89bps), 7/15/23, Callable 6/15/23 @ 100 (a)	702,000	698,062
		12,958,170
Industrials (3.5%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19 (b)	1,330,000	1,354,818
Aercap Holdings NV, 4.63%, 10/30/20 (b)	2,015,000	2,062,191
Equifax, Inc., 3.60%, 8/15/21	1,000,000	1,008,110
Honeywell International, Inc., 1.80%, 10/30/19	744,000	740,146
IDEX Corp., 4.50%, 12/15/20, Callable 9/15/20 @ 100 (b)	1,150,000	1,168,837
Kansas City Southern, 2.35%, 5/15/20, Callable 4/15/20 @ 100 (b)	1,756,000	1,742,303
Spirit AeroSystems, Inc., 3.59%(LIBOR03M+80bps), 6/15/21, Callable 5/31/19 @ 100 (a)	1,000,000	992,740
		9,069,145
Information Technology (4.5%):
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100	2,234,000	2,225,153
FLIR Systems, Inc., 3.13%, 6/15/21, Callable 5/15/21 @ 100	2,050,000	2,047,458
Lam Research Group, 2.80%, 6/15/21, Callable 5/15/21 @ 100	2,928,000	2,924,867
NetApp, Inc.
2.00%, , 9/27/19 (b)	1,025,000	1,020,828
3.38%, , 6/15/21, Callable 4/15/21 @ 100	1,310,000	1,319,943
VMware, Inc., 2.30%, 8/21/20 (b)	2,110,000	2,090,440
		11,628,689
Materials (2.8%):
Anglo American Capital PLC, 4.13%, 4/15/21 (b)(c)	3,275,000	3,312,335
LyondellBasell Industries NV, 6.00%, 11/15/21, Callable 8/17/21 @ 100	800,000	855,184
Newmont Mining Corp., 5.13%, 10/1/19 (b)	3,285,000	3,320,018
		7,487,537
Real Estate (3.1%):
CubeSmart, LP, 4.80%, 7/15/22, Callable 4/15/22 @ 100	2,731,000	2,842,343

Security Description	Shares or Principal Amount	Value
Healthcare Trust of America Holdings LP, 3.38%, 7/15/21, Callable 5/15/21 @ 100 (b)	$1,000,000	$1,002,600
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21 @ 100 (b)	2,200,000	2,193,246
Ventas Realty, LP, 4.25%, 3/1/22, Callable 12/1/21 @ 100	2,200,000	2,271,280
		8,309,469
Utilities (2.9%):
Eversource Energy, 2.50%, 3/15/21, Callable 2/15/21 @ 100 (b)(e)	1,950,000	1,938,768
Exelon Corp., 3.50%, 6/1/22, Callable 5/1/22 @ 100	2,117,000	2,138,742
Iberdrola Finance Ireland Ltd., 5.00%, 9/11/19 (b)(c)	3,290,000	3,318,985
		7,396,495
Total Corporate Bonds (Cost $126,493,491)		126,628,066

Residential Mortgage Backed Securities (7.3%)
Ameriquest Mortgage Securities, Inc. , Series 2003-5, Class A6, 4.17%, 4/25/33, Callable 4/25/19 @ 100(b)(d)	6,563	6,563
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 4.43%, 10/25/33, Callable 4/25/19 @ 100(b)(d)	452,962	452,962
Bear Stearns Alt-A Trust, Series 2004-6, Class 1A, 3.15% (LIBOR01M+64bps), 7/25/34, Callable 4/25/19 @ 100(a)(b)	140,520	140,266
Credit Suisse First Boston Mortgage Securities Corp. , Series 2003-23, Class 2A8, 4.50%, 1/15/19(b)	2,414	2,409
Credit Suisse First Boston Mortgage Securities Corp. , Series 2004-AR7, Class 4A1, 4.26%, 11/25/34, Callable 4/25/19 @ 100(b)(d)	395,016	393,337
Federal Home Loan Mortgage Corp. , Series 4341, Class HB, 2.00%, 4/15/44	4,045,375	3,987,524
Federal National Mortgage Association, Series 2011-103, Class MA, 2.50%, 5/25/40	2,382,211	2,370,269
Government National Mortgage Association, Series 2018-22, Class JA, 3.00%, 1/20/44	1,863,234	1,869,758
JPMorgan Mortgage Trust, Series 2017-1, Class A5, 3.50%, 1/25/47, Callable 1/25/41 @ 100(b)(c)(d)	931,065	934,233
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 9/25/40 @ 100(b)(c)(d)	2,346,957	2,293,973
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 8/25/29 @ 100(b)(c)(d)	640,382	640,803
JPMorgan Mortgage Trust, Series 2016-3, Class 1A3, 3.50%, 10/25/46, Callable 3/25/39 @ 100(b)(c)(d)	1,374,191	1,374,592
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.99%, 10/25/29, Callable 8/25/25 @ 100(b)(c)(d)	1,996,861	1,964,521
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 4/25/19 @ 100(b)	2,621	2,621
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 4/25/19 @ 100(b)	2,734	2,705
Madison Park Funding Ltd. , Series 2017-26A, Class AR, 3.71% (LIBOR03M+120bps), 7/29/30, Callable 10/29/19 @ 100(a)(b)	1,750,000	1,742,988
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1, 2.79% (LIBOR01M+28bps), 11/25/35, Callable 4/25/19 @ 100(a)(b)	63,538	63,508
Residential Asset Securities Corp. , Series 2005-KS1, Class M1, 3.18% (LIBOR01M+68bps), 2/25/35, Callable 4/25/19 @ 100(a)	666,614	660,019
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 4/25/19 @ 100(b)	2,376	2,376
Structured Asset Securities Corp. , Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 4/25/19 @ 100(b)(d)	86	86

Security Description	Shares or Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2004-O, Class A1, 4.68%, 8/25/34, Callable 4/25/19 @ 100(b)(d)	$79,691	$79,691
Wells Fargo Mortgage Backed Securities Trust, Series 2004-M, Class A7, 4.61%, 8/25/34, Callable 4/25/19 @ 100(b)(d)	122,309	122,309
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A2, 4.97%, 12/25/34, Callable 4/25/19 @ 100(b)(d)	48,540	48,540
Total Residential Mortgage Backed Securities (Cost $19,290,153)		19,156,053

U.S. Government Mortgage Backed Agencies (9.6%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40 (b)	973,159	1,042,921
5.50%, 10/25/23 (b)	6,215	6,462
Series 4395, Class PA, 2.50%, 4/15/37 - 2/15/38 (b)	1,872,243	1,861,253
7.00%, 9/1/38 (b)	6,511	7,645
Series 4320, Class AP, 3.50%, 7/15/39 - 3/1/48 (b)	939,392	959,314
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40 (b)	6,680,748	6,539,397
Series 4049, Class AB, 2.75%, 12/15/41 (b)	593,875	593,879
		11,010,871
Federal National Mortgage Association
Series 2010-156, Class DY, 3.50%, 1/25/26 - 12/25/50 (b)	4,099,104	4,160,453
6.00%, 2/1/37 (b)	1,050,642	1,182,091
Series 2013-33, Class UD, 2.50%, 4/25/39 - 12/25/47 (b)	1,168,040	1,153,741
Series 2011-21, Class PA, 4.50%, 5/25/40 (b)	2,528,555	2,615,136
Series 2011-101, Class LA, 3.00%, 10/25/40 - 2/1/47 (b)	1,014,087	1,018,544
5.00%, 2/1/41 - 10/1/41 (b)	3,605,183	3,860,867
		13,990,832
Total U.S. Government Mortgage Backed Agencies (Cost $25,346,148)		25,001,703

U.S. Treasury Obligations (18.4%)
U.S. Treasury Bills
2.36%, 1/2/20 (f)	24,500,000	24,063,412
U.S. Treasury Bonds
U.S. Treasury Notes
1.63%, 8/31/19 (b)	4,171,000	4,155,957
2.25%, 3/31/20 (b)	7,000,000	6,989,586
2.88%, 10/15/21	12,614,000	12,805,181
Total U.S. Treasury Obligations (Cost $47,896,281)		48,014,136

Collateral for Securities Loaned^ (0.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(g)	159,080	159,080
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(g)	6,385	6,385
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(g)	286,861	286,861
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(g)	89,081	89,081
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(g)	238,604	238,604

Security Description	Shares or Principal Amount	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(g)	$206,796	$206,796
Total Collateral for Securities Loaned (Cost $986,807)		986,807
Total Investments (Cost $256,347,459) — 98.0%		255,975,603
Other assets in excess of liabilities — 2.0%		5,194,813
NET ASSETS - 100.00%		$261,170,416

^                            Purchased with cash collateral from securities on loan.

(a)                   Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2019.

(b)                   All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(c)                    Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2019, the fair value of these securities was $24,421,352 and amounted to 9.4% of net assets.

(d)                   The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2019.

(e)                    All or a portion of this security is on loan.

(f)                     Rate represents the effective yield at March 31, 2019.

(g)                    Rate disclosed is the daily yield on March 31, 2019.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year US Treasury Note Future	429	6/28/19	$91,161,213	$91,417,240	$256,027
5-Year US Treasury Note Future	141	6/28/19	16,334,457	16,331,763	(2,694)
					$253,333

	Total unrealized appreciation				$256,027
	Total unrealized depreciation				(2,694)
	Total net unrealized appreciation				$253,333

Centrally Cleared

Credit Default Swap Agreements - Buy Protection(a)

Underlying Instrument*	Fixed Deal Pay Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 31	5.00%	12/20/23	Daily	3.36%	$10,682,000	**	$(722,560)	$(664,634)	$(57,926)

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(d)

As of March 31, 2019, the Fund’s open credit default swap agreements were as follows:

Underlying Instruments	Fixed Deal Received Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2019(b)	Notional Amount(e)	Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade 5 Year Index; Series 31	1.00%	12/20/23	Daily	0.56%	$19,000,000	$372,232	$318,579	$53,653

*                             As of March 31, 2019, the CDX North America High Yield Index included securities which had defaulted and represented 2% of the Index.

**                        Reflects the notional amount after the default of securities.

(a)                        When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)                       Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)                        The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

(d)                       When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(e)                        The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index or CDX North America Investment Grade 5 Year Index, Series 31.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS International Fund	March 31, 2019
(Unaudited)

Security Description	Shares	Fair Value
Common Stocks (92.7%)

Australia (6.8%):
Financials (1.8%):
Macquarie Group Ltd.	7,035	$647,758

Health Care (1.5%):
CSL Ltd.	4,026	558,499

Materials (1.6%):
BHP Billiton Ltd.	22,260	608,311

Real Estate (1.9%):
Scentre Group	237,391	692,820
		2,507,388
Belgium (0.2%):
Information Technology (0.2%):
Melexis NV	1,412	85,527

China (1.7%):
Communication Services (0.9%):
Tencent Holdings Ltd.	7,400	340,321

Financials (0.8%):
China Merchants Bank Co. Ltd., Class H	62,000	302,057
		642,378
Denmark (1.1%):
Consumer Staples (1.1%):
Royal Unibrew A/S	5,268	389,104

France (8.8%):
Consumer Discretionary (3.2%):
Cie Generale des Etablissements Michelin	4,569	539,730
LVMH Moet Hennessy Louis Vuitton SA	1,711	630,137
		1,169,867
Energy (1.3%):
Total SA	8,804	489,873

Financials (1.5%):
AXA SA	22,332	561,597

Information Technology (1.7%):
Cap Gemini SA	5,148	624,587

Materials (1.1%):
Arkema SA	4,054	386,694
		3,232,618
Germany (8.1%):
Financials (2.1%):
Allianz SE	3,519	784,099

Health Care (0.5%):
Bayer AG	2,957	190,382

Industrials (2.6%):
Siemens AG	5,173	556,245
Washtec AG	5,090	388,561
		944,806
Information Technology (1.5%):
SAP SE	4,847	560,263

Real Estate (1.4%):
Vonovia SE	9,695	503,062
		2,982,612

Security Description	Shares	Fair Value
Hong Kong (2.7%):
Financials (1.0%):
AIA Group Ltd.	37,200	$372,003

Real Estate (1.4%):
CK Asset Holdings Ltd.	58,500	521,006

Utilities (0.3%):
HK Electric Investments & HK Electric Investments Ltd.	84,000	85,842
		978,851
Ireland (1.0%):
Industrials (1.0%):
Experian PLC	14,098	381,495

Italy (3.7%):
Financials (0.9%):
Banca Generali SpA	12,708	316,308

Health Care (0.5%):
Recordati SpA	4,980	194,024

Utilities (2.3%):
Enel SpA	131,343	841,511
		1,351,843
Japan (18.9%):
Communication Services (0.4%):
Nippon Telegraph & Telephone Corp.	3,900	166,291

Consumer Discretionary (4.4%):
Hikari Tsushin, Inc.	2,000	379,683
Toyota Motor Corp.	15,500	913,282
United Arrows Ltd.	9,700	337,958
		1,630,923
Consumer Staples (0.6%):
Matsumotokiyoshi Holdings Co. Ltd.	6,400	213,881

Financials (2.4%):
Jafco Co. Ltd.	6,200	222,628
Mitsubishi UFJ Financial Group, Inc.	67,000	331,428
Tokio Marine Holdings, Inc.	6,600	319,806
		873,862
Health Care (2.5%):
Hoya Corp.	6,600	437,245
Shionogi & Co. Ltd.	7,500	465,696
		902,941
Industrials (5.2%):
EN-Japan, Inc.	8,900	260,039
Fuji Electric Co. Ltd.	9,500	270,523
Hitachi Construction Machinery Co. Ltd.	11,900	317,297
ITOCHU Corp.	11,800	213,899
Kyowa Exeo Corp.	12,500	345,863
Okuma Corp.	3,400	184,756
Sanwa Holdings Corp.	26,800	319,666
		1,912,043
Information Technology (1.6%):
Fujitsu Ltd.	2,600	188,065
Oracle Corp. Japan	3,900	262,317
Ulvac, Inc.	4,800	139,535
		589,917

Security Description	Shares	Fair Value
Materials (0.3%):
DIC Corp.	3,900	$114,289

Real Estate (0.5%):
Sumitomo Realty & Development	4,700	195,040

Utilities (1.0%):
Chubu Electric Power Co., Inc.	23,700	370,572
		6,969,759
Macau (0.7%):
Consumer Discretionary (0.7%):
Wynn Macau Ltd.	114,000	269,236

Netherlands (4.9%):
Communication Services (1.7%):
Koninklijke KPN NV	193,836	615,227

Financials (1.2%):
ING Groep NV	38,030	460,761

Industrials (2.0%):
Wolters Kluwer NV	10,704	729,161
		1,805,149
Norway (1.9%):
Energy (0.9%):
Aker BP ASA	9,118	325,279

Financials (1.0%):
SpareBank 1 SMN	37,445	379,643
		704,922
Russian Federation (0.6%):
Materials (0.6%):
Evraz PLC	26,007	210,371

Spain (2.1%):
Communication Services (1.3%):
Telefonica SA	57,437	481,080

Financials (0.8%):
Banco Santander SA	64,885	301,257
		782,337
Sweden (2.2%):
Industrials (2.2%):
Atlas Copco AB, Class B	23,054	571,912
Epiroc AB, Class B	23,671	226,834
		798,746
Switzerland (9.8%):
Consumer Staples (3.9%):
Nestle SA, Registered Shares	14,875	1,418,694

Financials (1.1%):
UBS Group AG, Registered Shares	34,381	417,268

Health Care (4.8%):
Novartis AG	7,891	758,670
Roche Holding AG	3,678	1,013,745
		1,772,415
		3,608,377

Security Description	Shares	Fair Value
United Kingdom (17.5%):
Consumer Discretionary (1.1%):
Next PLC	5,425	394,138

Consumer Staples (4.5%):
Britvic PLC	34,530	$428,459
Diageo PLC	15,276	625,006
Unilever PLC	10,876	625,932
		1,679,397
Energy (3.4%):
BP PLC	74,153	538,358
Royal Dutch Shell PLC, Class A	22,571	709,179
		1,247,537
Financials (3.5%):
Close Brothers Group PLC	15,855	300,564
HSBC Holdings PLC	57,900	470,398
Legal & General Group PLC	148,124	531,460
		1,302,422
Health Care (1.2%):
Smith & Nephew PLC	21,618	429,231

Industrials (1.2%):
RELX PLC	20,537	439,393

Materials (2.6%):
Croda International PLC	3,415	224,315
Rio Tinto PLC	12,468	724,541
		948,856
		6,440,974
Total Common Stocks (Cost $31,380,988)		34,141,687
Preferred Stocks (1.5%)
Japan (1.5%):
Consumer Staples (1.5%):
Ito En Ltd.	22,400	534,411
Total Preferred Stocks (Cost $407,751)		534,411
Exchange-Traded Funds (1.5%)
United States (1.5%):
iShares MSCI EAFE ETF	8,341	540,998
Total Exchange-Traded Funds (Cost $533,106)		540,998
Total Investments (Cost $32,321,845) — 95.7%		35,217,096
Other assets in excess of liabilities — 4.3%		1,599,609
NET ASSETS - 100.00%		$36,816,705

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Global Fund	March 31, 2019
(Unaudited)

Security Description	Shares	Fair Value
Common Stocks (98.2%)

Australia (2.5%):
Financials (1.4%):
Macquarie Group Ltd.	6,383	$587,724

Health Care (1.1%):
CSL Ltd.	3,592	498,293
		1,086,017
Belgium (0.3%):
Information Technology (0.3%):
Melexis NV	1,935	117,206

Bermuda (0.4%):
Industrials (0.4%):
Triton International, Ltd./Ber (a)	6,008	186,849

Canada (1.0%):
Industrials (1.0%):
Canadian Pacific Railway Ltd.	1,994	410,888

China (3.0%):
Communication Services (1.0%):
Tencent Holdings Ltd.	9,300	427,700

Consumer Staples (0.7%):
Foshan Haitan Flavouring	22,841	294,373

Financials (1.3%):
Industrial & Commercial Bank of China Ltd.	773,000	567,697
		1,289,770
Denmark (0.8%):
Consumer Staples (0.8%):
Royal Unibrew A/S	4,508	332,969

France (4.8%):
Consumer Discretionary (1.8%):
Cie Generale des Etablissements Michelin	2,494	294,613
LVMH Moet Hennessy Louis Vuitton SA	1,311	482,823
		777,436
Energy (1.0%):
Total SA	7,546	419,875

Financials (1.1%):
BNP Paribas SA	10,032	477,343

Materials (0.9%):
Arkema SA	4,105	391,560
		2,066,214
Germany (1.3%):
Financials (0.8%):
Hannover Rueck SE	2,338	335,905

Industrials (0.5%):
Washtec AG	2,607	199,014
		534,919
Hong Kong (0.7%):
Energy (0.7%):
CNOOC Ltd.	169,957	316,586

Security Description	Shares	Fair Value
India (0.9%):
Consumer Staples (0.9%):
Nestle India Ltd.	2,409	$380,893

Indonesia (0.5%):
Communication Services (0.5%):
PT Telekomunikasi Indonesia Persero TBK	808,400	223,528

Ireland (1.2%):
Industrials (1.2%):
Eaton Corp. PLC, ADR	6,563	528,715

Italy (2.8%):
Financials (0.8%):
Banca Generali SpA	14,103	351,030

Health Care (0.7%):
Recordati SpA	7,279	283,595

Utilities (1.3%):
Enel SpA	84,944	544,234
		1,178,859
Japan (7.7%):
Consumer Discretionary (2.2%):
Hikari Tsushin, Inc.	1,400	265,778
Toyota Motor Corp.	7,800	459,587
United Arrows Ltd.	5,900	205,562
		930,927
Financials (1.3%):
Jafco Co. Ltd.	6,200	222,628
Resona Holdings, Inc.	78,996	342,278
		564,906
Health Care (1.9%):
As One Corp.	4,579	364,448
Hoya Corp.	6,800	450,495
		814,943
Industrials (1.7%):
EN-Japan, Inc.	4,500	131,480
Hitachi Construction Machinery Co. Ltd.	7,200	191,978
Kyowa Exeo Corp.	8,400	232,420
Okuma Corp.	2,900	157,586
		713,464
Information Technology (0.3%):
Ulvac, Inc.	3,700	107,558

Materials (0.3%):
DIC Corp.	4,700	137,733
		3,269,531
Korea, Republic Of (0.9%):
Information Technology (0.9%):
Samsung Electronics Co. Ltd.	9,998	394,385

Macau (0.6%):
Consumer Discretionary (0.6%):
Wynn Macau Ltd.	115,600	273,015

Security Description	Shares	Fair Value
Mexico (0.8%):
Industrials (0.8%):
Promotora y Operadora de Infraestructura SAB de CV	33,179	$329,641

Netherlands (1.0%):
Industrials (1.0%):
Wolters Kluwer NV	6,254	426,025

Norway (2.1%):
Energy (0.8%):
Aker BP ASA	9,978	355,960

Financials (1.3%):
SpareBank 1 SMN	52,166	528,894
		884,854
Russian Federation (0.6%):
Materials (0.6%):
Evraz PLC	33,100	267,746

Singapore (1.0%):
Financials (1.0%):
Singapore Exchange Ltd.	75,100	406,070

Sweden (1.9%):
Industrials (1.9%):
Atlas Copco AB, Class B	16,756	415,674
Epiroc AB, Class B	19,993	191,589
Nolato AB	5,047	210,156
		817,419
Switzerland (1.8%):
Health Care (1.8%):
Roche Holding AG	2,827	779,189

Taiwan (0.5%):
Financials (0.5%):
Cathay Financial Holding Co. Ltd.	145,000	211,823

United Kingdom (7.0%):
Consumer Discretionary (0.9%):
Next PLC	5,056	367,329

Consumer Staples (1.9%):
Britvic PLC	22,501	279,199
Diageo PLC	6,071	248,391
Unilever PLC	5,149	296,333
		823,923
Financials (0.9%):
Close Brothers Group PLC	8,391	159,068
HSBC Holdings PLC	26,134	212,321
		371,389
Industrials (1.0%):
RELX PLC	19,980	427,476

Materials (2.3%):
Croda International PLC	5,210	342,221
Rio Tinto PLC	11,079	643,823
		986,044
		2,976,161

Security Description	Shares	Fair Value
United States (52.1%):
Communication Services (5.3%):
Alphabet, Inc., Class C (b)	719	$843,610
Facebook, Inc., Class A (b)	4,444	740,770
Verizon Communications, Inc.	11,444	676,684
		2,261,064
Consumer Discretionary (6.1%):
Amazon.com, Inc. (b)	604	1,075,573
McDonald’s Corp.	2,497	474,180
Ross Stores, Inc.	4,655	433,380
The TJX Co., Inc.	11,846	630,326
		2,613,459
Consumer Staples (4.0%):
Colgate-Palmolive Co.	10,377	711,240
PepsiCo, Inc.	8,089	991,307
		1,702,547
Energy (2.8%):
ConocoPhillips	8,809	587,913
Phillips 66	6,426	611,562
		1,199,475
Financials (8.8%):
Bank of America Corp.	28,287	780,438
CME Group, Inc.	1,489	245,060
JPMorgan Chase & Co.	5,949	602,217
MSCI, Inc.	4,150	825,186
The PNC Financial Services Group, Inc.	4,285	525,598
The Progressive Corp.	10,628	766,173
		3,744,672
Health Care (6.5%):
Amedisys, Inc. (b)	1,727	212,870
Amgen, Inc.	3,701	703,116
CVS Health Corp.	4,804	259,079
Eli Lilly & Co.	5,150	668,264
Johnson & Johnson	6,682	934,077
		2,777,406
Industrials (4.0%):
3M Co.	2,815	584,901
HD Supply Holdings, Inc. (b)	7,045	305,401
Honeywell International, Inc.	5,157	819,550
		1,709,852
Information Technology (12.4%):
Apple, Inc.	6,129	1,164,204
Cisco Systems, Inc.	19,079	1,030,075
Mastercard, Inc., Class A	4,038	950,747
Microsoft Corp.	12,100	1,427,074
Texas Instruments, Inc.	6,618	701,971
		5,274,071
Real Estate (0.6%):
Liberty Property Trust	5,492	265,923

Utilities (1.6%):
MGE Energy, Inc.	9,897	672,699
		22,221,168
Total Common Stocks (Cost $33,340,095)		41,910,440

Security Description	Shares	Fair Value
Preferred Stocks (0.6%)
Brazil (0.6%):
Financials (0.6%):
Itau Unibanco Holding S.A.	29,715	$261,338
Total Preferred Stocks (Cost $183,689)		261,338
Exchange-Traded Funds (0.2%)
United States (0.2%):
iShares MSCI ACWI ETF	880	63,492
Total Exchange-Traded Funds (Cost $61,126)		63,492
Collateral for Securities Loaned^ (0.4%)
United States (0.4%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51% (c)	30,215	30,215
Fidelity Investments Money Market Government Portfolio, Class I, 2.35% (c)	54,484	54,484
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50% (c)	1,213	1,213
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57% (c)	16,920	16,920
JPMorgan Prime Money Market Fund, Capital Class, 2.52% (c)	45,319	45,319
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53% (c)	39,278	39,278
Total Collateral for Securities Loaned (Cost $187,429)		187,429
Total Investments (Cost $33,772,339) — 99.4%		42,422,699
Other assets in excess of liabilities — 0.6%		240,275
NET ASSETS - 100.00%		$42,662,974

^                            Purchased with cash collateral from securities on loan.

(a)                   All or a portion of this security is on loan.

(b)                   Non-income producing security.

(c)                    Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Sophus Emerging Markets Fund	March 31, 2019
(Unaudited)

Security Description	Shares	Fair Value
Common Stocks (96.2%)

Australia (0.7%):
Materials (0.7%):
BHP Billiton Ltd., ADR (a)	45,184	$2,470,209

Brazil (7.3%):
Consumer Discretionary (1.4%):
BK Brasil Operacao e Assessoria a Restaurantes SA	366,800	2,071,612
Lojas Renner SA	254,800	2,850,782
		4,922,394
Consumer Staples (0.6%):
Atacadao Distribuicao Comercio E Industria Ltd.	423,700	2,174,347

Energy (1.8%):
Cosan Ltd.	151,022	1,750,345
Petroleo Brasileiro SA, ADR	295,646	4,706,684
		6,457,029
Financials (0.8%):
Banco Bradesco SA, ADR	272,961	2,978,005

Health Care (0.7%):
Odontoprev SA	550,900	2,307,847

Industrials (0.5%):
Companhia de Locacao das Americas	181,500	1,807,675

Materials (0.4%):
Vale SA, ADR	120,883	1,578,732

Real Estate (0.6%):
Multiplan Empreendimentos Imobiliarios SA	386,200	2,307,453

Utilities (0.5%):
Cia de Saneamento Basico do Estado de Sao Paulo	165,000	1,770,205
		26,303,687
Chile (0.6%):
Real Estate (0.6%):
Parque Arauco SA	849,272	2,272,475

China (28.5%):
Communication Services (7.8%):
Momo, Inc., ADR (b)	61,866	2,365,756
NetEase, Inc., ADR	10,001	2,414,742
Tencent Holdings Ltd.	452,215	20,797,034
YY, Inc., ADR (a)(b)	27,298	2,293,305
		27,870,837
Consumer Discretionary (5.9%):
Alibaba Group Holding Ltd., ADR (b)	98,624	17,993,949
Baozun, Inc., ADR (a)(b)	48,952	2,033,466
Xtep International Holdings Ltd.	1,695,500	1,212,945
		21,240,360
Consumer Staples (2.1%):
Ausnutria Dairy Corp. Ltd.	1,318,000	1,759,934
Want Want China Holdings Ltd.	3,279,000	2,727,803
Wuliangye Yibin Co., Ltd.	215,050	3,035,976
		7,523,713
Energy (0.6%):
PetroChina Co. Ltd.	3,328,000	2,178,623

Financials (6.3%):
China Construction Bank Corp.	10,457,857	8,976,983
China Merchants Bank Co. Ltd., Class H	1,185,000	5,773,192

Security Description	Shares	Fair Value
Ping An Insurance Group Co. of China Ltd.	709,000	$7,982,331
		22,732,506
Health Care (0.4%):
3SBio, Inc. (c)	664,500	1,306,996

Industrials (1.9%):
China Railway Construction Corp. Ltd.	3,384,000	4,441,673
Zoomlion Heavy Industry Science And Technology Co.	4,565,800	2,265,423
		6,707,096
Information Technology (0.7%):
BYD Electronic (International) Co. Ltd. (a)	1,861,000	2,406,716

Materials (1.3%):
Angang Steel Co. Ltd.	2,408,000	1,764,333
Anhui Conch Cement Co. Ltd.	491,000	3,004,478
		4,768,811
Real Estate (1.5%):
China Sce Property Holdings	4,815,000	2,513,594
Sunac China Holdings Ltd. (a)	582,000	2,906,420
		5,420,014
		102,155,672
Greece (0.9%):
Communication Services (0.6%):
Hellenic Telecommunications Organization SA	162,734	2,179,045

Industrials (0.3%):
Mytilineos Holdings SA	117,606	1,189,285
		3,368,330
Hong Kong (6.7%):
Consumer Discretionary (1.0%):
Pacific Textiles Holdings	1,960,000	1,763,165
Xinyi Glass Holdings Ltd.	1,496,000	1,717,915
		3,481,080
Energy (1.8%):
CNOOC Ltd.	2,158,000	4,019,792
Kunlun Energy Co. Ltd.	2,554,000	2,673,565
		6,693,357
Financials (0.9%):
Hong Kong Exchanges and Clearing Ltd.	90,900	3,176,013

Health Care (0.6%):
CSPC Pharmaceutical Group Ltd.	1,142,000	2,127,776

Industrials (0.1%):
CIMC Enric Holdings, Ltd.	278,000	286,108

Information Technology (0.6%):
Kingboard Laminates Holdings Ltd.	1,947,500	2,053,029

Real Estate (1.7%):
Shimao Property Holdings Ltd.	1,923,000	6,026,586
		23,843,949
Hungary (0.7%):
Financials (0.7%):
OTP Bank Public Co. Ltd.	53,038	2,339,703

India (10.2%):
Consumer Discretionary (1.1%):
Aditya Birla Fashion and Retail Ltd. (b)	432,620	1,376,518
Jubilant Foodworks, Ltd.	117,761	2,453,814
		3,830,332

Security Description	Shares	Fair Value
Consumer Staples (1.0%):
Nestle India Ltd.	13,911	$2,199,504
Radico Khaitan Ltd.	220,774	1,258,435
		3,457,939
Energy (1.5%):
Reliance Industries Ltd.	278,313	5,477,875

Financials (2.4%):
Cholamandalam Investment and Finance Co. Ltd.	91,330	1,915,395
Housing Development Finance Corp, Ltd.	125,052	3,552,229
Indusind Bank Ltd.	66,870	1,718,312
Rec, Ltd.	663,032	1,461,924
		8,647,860
Health Care (0.1%):
Jubilant Life Sciences Ltd.	54,452	522,563

Industrials (1.6%):
Adani Ports And Special Economic Zone	397,738	2,170,246
Larsen & Toubro Ltd.	174,569	3,492,489
		5,662,735
Information Technology (1.7%):
HCL Technologies Ltd.	168,547	2,648,358
Infosys Technologies, ADR (a)	315,035	3,443,332
		6,091,690
Utilities (0.8%):
Mahanagar Gas Ltd.	193,408	2,942,265
		36,633,259
Indonesia (2.4%):
Consumer Staples (0.5%):
PT Indofood CBP Sukses Makmur TBK	2,636,300	1,729,732

Financials (1.9%):
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (b)	11,902,100	1,847,962
PT Bank Negara Indonesia Persero TBK (b)	7,496,400	4,963,213
		6,811,175
		8,540,907
Korea, Republic Of (11.7%):
Communication Services (0.5%):
Innocean Worldwide, Inc.	28,485	1,752,497

Consumer Discretionary (1.8%):
Fila Korea Ltd.	67,603	4,650,188
Hyundai Mobis Co. Ltd.	9,989	1,837,082
		6,487,270
Consumer Staples (0.6%):
Neopharm Co. Ltd.	37,759	1,969,805

Energy (0.5%):
SK Innovation Co. Ltd.	11,761	1,860,680

Financials (0.7%):
Hana Financial Group, Inc.	80,324	2,579,267

Health Care (0.4%):
Samsung Biologics Co., Ltd. (b)(c)	5,330	1,504,621

Industrials (0.7%):
Samsung Engineering Co., Ltd. (b)	181,594	2,583,992

Information Technology (6.5%):
Samsung Electro-Mechanics Co. Ltd.	22,578	2,088,526
Samsung Electronics Co. Ltd.	430,842	16,995,169

Security Description	Shares	Fair Value
SK Hynix, Inc.	60,069	$3,938,851
		23,022,546
		41,760,678
Malaysia (0.5%):
Financials (0.5%):
Ammb Holdings Berhad	1,622,900	1,815,864

Mexico (2.0%):
Consumer Discretionary (0.3%):
El Puerto de Liverpool Sab de CV	164,982	1,046,509

Financials (1.0%):
Grupo Financiero Banorte SAB de CV	701,746	3,816,325

Materials (0.4%):
Alpek SAB de CV	1,149,013	1,535,830

Real Estate (0.3%):
Corporacion Inmobiliaria Vesta SAB de CV	658,913	953,057
		7,351,721
Philippines (0.7%):
Financials (0.1%):
Metro Pacific Investments Co.	4,716,000	435,867

Real Estate (0.6%):
Megaworld Corp.	17,194,700	1,899,815
		2,335,682
Russian Federation (3.5%):
Energy (1.8%):
LUKOIL PJSC, ADR	72,513	6,493,144
		6,493,144
Financials (0.7%):
Sberbank of Russia PJSC, ADR	196,798	2,600,137
		2,600,137
Materials (0.6%):
ALROSA AO	1,412,530	1,989,923

Utilities (0.4%):
Inter RAO UES PJSC	23,300,000	1,327,719
		12,410,923
Saudi Arabia (0.8%):
Financials (0.8%):
Al Rajhi Bank	96,652	2,750,729

South Africa (5.2%):
Communication Services (1.5%):
Naspers Ltd.	23,023	5,366,750

Consumer Discretionary (0.4%):
The Foschini Group Ltd.	125,776	1,427,710

Consumer Staples (0.5%):
The SPAR Group Ltd.	129,979	1,732,180

Financials (1.6%):
Absa Group Ltd.	184,500	1,953,062
Capitec Bank Holdings Ltd.	19,869	1,861,996
Nedbank Group Ltd.	112,205	1,961,477
		5,776,535
Materials (0.7%):
AngloGold Ashanti, Ltd.	182,002	2,393,638

Security Description	Shares	Fair Value
Real Estate (0.5%):
Growthpoint Properties, Ltd.	1,164,012	$1,971,053
		18,667,866
Switzerland (0.2%):
Materials (0.2%):
Ferrexpo PLC	245,356	791,771

Taiwan (9.1%):
Financials (0.9%):
Yuanta Financial Holding Co. Ltd.	5,988,000	3,415,846

Industrials (0.7%):
Far Eastern New Century Corp.	2,538,000	2,512,821

Information Technology (7.5%):
Chipbond Technology Corp.	492,000	1,138,406
Elite Material Co. Ltd.	548,000	1,899,465
Globalwafers Co. Ltd.	240,000	2,371,205
King Yuan Electronics Co. Ltd.	719,000	614,062
Largan Precision Co. Ltd.	24,000	3,599,907
Taiwan Semiconductor Manufacturing Co. Ltd.	1,955,998	15,666,974
Utechzone Co., Ltd.	606,000	1,574,195
		26,864,214
		32,792,881
Thailand (2.9%):
Consumer Discretionary (0.4%):
Com7 PCL	2,445,200	1,382,881

Consumer Staples (0.6%):
CP All PCL	886,400	2,088,983

Energy (0.9%):
PTT Exploration & Production	825,600	3,264,886

Financials (0.5%):
TMB Bank Public Corp.	29,630,300	1,904,543

Materials (0.5%):
Indorama Ventures	1,102,900	1,731,802
		10,373,095
United Arab Emirates (0.6%):
Financials (0.6%):
National Bank of Abu Dhabi PJSC	550,189	2,288,833

United Kingdom (1.0%):
Materials (1.0%):
Anglo American PLC	132,593	3,545,708
Total Common Stocks (Cost $314,577,338)		344,813,942

Preferred Stocks (1.9%)
Brazil (1.9%):
Financials (1.5%):
Itau Unibanco Holding S.A.	591,800	5,204,781

Industrials (0.4%):
Randon SA Implementos e Participacoes	628,200	1,556,539
		6,761,320
Total Preferred Stocks (Cost $6,084,871)		6,761,320

Security Description	Shares	Fair Value
Collateral for Securities Loaned^ (2.2%)
United States (2.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51% (d)	1,288,977	$1,288,977
Fidelity Investments Money Market Government Portfolio, Class I, 2.35% (d)	2,324,337	2,324,337
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50% (d)	51,735	51,735
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57% (d)	721,798	721,798
JPMorgan Prime Money Market Fund, Capital Class, 2.52% (d)	1,933,337	1,933,337
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53% (d)	1,675,603	1,675,603
Total Collateral for Securities Loaned (Cost $7,995,787)		7,995,787

Total Investments (Cost $328,657,996) — 100.3%		359,571,049
Liabilities in excess of other assets — (0.3)%		(1,146,052)
NET ASSETS - 100.00%		$358,424,997

^                            Purchased with cash collateral from securities on loan.

(a)                   All or a portion of this security is on loan.

(b)                   Non-income producing security.

(c)                    Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2019, the fair value of these securities was $2,811,617 and amounted to 0.8% of net assets.

(d)                   Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

PCL—Public Company Limited

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Sophus Emerging Markets Small Cap Fund	March 31, 2019
(Unaudited)

Security Description	Shares	Fair Value
Common Stocks (95.7%)

Brazil (6.3%):
Consumer Discretionary (2.1%):
Arezzo Industria E Comercio SA	4,100	$52,344
BK Brasil Operacao e Assessoria a Restaurantes SA	9,700	54,784
		107,128
Consumer Staples (0.7%):
Camil Alimentos SA	21,800	37,922

Energy (0.8%):
Cosan Ltd.	3,526	40,866

Financials (1.0%):
Banco ABC Brasil SA	11,308	55,027

Industrials (0.9%):
Companhia de Locacao das Americas	4,800	47,806

Real Estate (0.8%):
Iguatemi EMP de Shopping	4,000	39,767
		328,516
Chile (1.6%):
Energy (0.9%):
Geopark Ltd. (a)	2,728	47,167

Real Estate (0.7%):
Parque Arauco SA	13,040	34,892
		82,059
China (11.9%):
Communication Services (0.6%):
YY, Inc., ADR (a)	391	32,848

Consumer Discretionary (1.4%):
Baozun, Inc., ADR (a)(b)	705	29,286
Xtep International Holdings Ltd.	60,500	43,281
		72,567
Consumer Staples (1.7%):
Ausnutria Dairy Corp. Ltd.	40,000	53,412
Tianyun International Holdings Ltd.	204,000	34,321
		87,733
Health Care (1.3%):
Livzon Pharmaceutical Group, Inc.	8,300	28,888
Luye Pharma Group Ltd. (c)	44,000	38,547
		67,435
Industrials (1.5%):
Shenzhen Expressway Co. Ltd., Class H	34,000	39,882
Zoomlion Heavy Industry Science And Technology Co.	77,400	38,404
		78,286
Information Technology (1.8%):
BYD Electronic (International) Co. Ltd. (b)	34,500	44,617
Chinasoft International Ltd.	78,000	48,378
		92,995
Materials (2.0%):
China Bluechemical, Ltd., Class H	108,000	35,135
China Oriental Group Co., Ltd.	50,000	31,479
West China Cement Ltd.	270,000	35,852
		102,466
Real Estate (1.6%):
China Sce Property Holdings	86,000	44,895

Security Description	Shares	Fair Value
Yuzhou Properties Co. Ltd.	60,000	$36,298
		81,193
		615,523
Greece (2.3%):
Industrials (1.3%):
Mytilineos Holdings SA	6,478	65,508

Utilities (1.0%):
Terna Energy SA	7,331	53,116
		118,624
Hong Kong (3.0%):
Communication Services (0.7%):
Citic Telecom International Holdings Ltd.	83,000	37,345

Consumer Discretionary (0.7%):
Pacific Textiles Holdings	43,000	38,682

Industrials (0.1%):
CIMC Enric Holdings, Ltd.	6,000	6,175

Information Technology (0.7%):
Kingboard Laminates Holdings Ltd.	33,000	34,788

Real Estate (0.8%):
Yuexiu Property Co. Ltd.	162,000	39,056
		156,046
India (16.6%):
Consumer Discretionary (1.9%):
Aditya Birla Fashion and Retail Ltd. (a)	12,493	39,751
Jubilant Foodworks, Ltd.	2,807	58,490
		98,241
Consumer Staples (0.9%):
Radico Khaitan Ltd.	7,985	45,515

Financials (3.0%):
Cholamandalam Investment and Finance Co. Ltd.	2,433	51,026
Manappuram Finance Ltd.	37,668	68,186
Rec, Ltd.	16,755	36,943
		156,155
Health Care (1.0%):
Jubilant Life Sciences Ltd.	5,478	52,571

Industrials (3.5%):
Escorts Ltd.	6,692	76,902
KEI Industries, Ltd.	8,600	52,797
L&T Technology Services Ltd. (c)	2,234	50,681
		180,380
Information Technology (1.9%):
NIIT Technologies Ltd.	2,816	53,902
Zensar Technologies Ltd.	13,819	45,910
		99,812
Materials (2.2%):
Heidelberg Cement India Ltd.	27,243	71,460
Phillips Carbon Black Ltd.	16,326	41,581
		113,041
Utilities (2.2%):
CESC Ltd.	4,818	50,758
Mahanagar Gas Ltd.	4,206	63,985
		114,743
		860,458

Security Description	Shares	Fair Value
Indonesia (2.5%):
Consumer Discretionary (1.7%):
PT Mitra Adiperkasa TBK	813,700	$55,487
PT Sri Rejeki Isman TBK	1,336,000	31,760
		87,247
Financials (0.8%):
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (a)	279,700	43,427
		130,674
Korea, Republic Of (15.8%):
Communication Services (0.9%):
Innocean Worldwide, Inc.	749	46,081

Consumer Discretionary (1.7%):
Fila Korea Ltd.	1,323	91,005

Consumer Staples (0.8%):
Neopharm Co. Ltd.	820	42,777

Financials (0.6%):
DGB Financial Group, Inc.	4,135	29,789

Health Care (4.1%):
Caregen Co. Ltd. (d)(e)	571	34,637
Dong-A ST Co. Ltd.	439	37,323
Hanall Biopharma Co., Ltd. (a)	1,287	38,750
I-Sens, Inc.	2,214	50,777
Rayence Co. Ltd.	3,424	50,042
		211,529
Industrials (1.8%):
NICE Information Service Co. Ltd.	4,833	54,187
Samsung Engineering Co., Ltd. (a)	2,753	39,174
		93,361
Information Technology (4.3%):
DuzonBizon Co. Ltd.	1,238	50,983
Hanmi Semiconductor Co., Ltd.	5,851	41,353
KoMiCo Ltd.	1,737	38,585
Partron Co. Ltd.	4,442	52,106
Tokai Carbon Korea Co. Ltd.	735	42,720
		225,747
Materials (1.6%):
Hansol Chemical Co. Ltd.	642	46,600
Ssangyong Cement Industrial Co., Ltd.	6,351	35,862
		82,462
		822,751
Malaysia (0.9%):
Financials (0.9%):
RHB Capital Berhad	34,800	48,679

Mexico (2.4%):
Financials (0.7%):
Credito Real Sab de CV	33,011	37,201

Materials (0.7%):
Alpek SAB de CV	26,761	35,770

Real Estate (1.0%):
Macquarie Mexico Real Estate Management SA de CV (c)	47,167	51,113
		124,084

Security Description	Shares	Fair Value
Peru (1.6%):
Financials (0.7%):
Intercorp Financial Services, Inc.	843	$38,357

Industrials (0.9%):
Ferreycorp Saa	62,080	46,264
		84,621
Philippines (2.0%):
Consumer Discretionary (1.0%):
Bloomberry Resorts Corp.	235,000	53,724

Financials (0.3%):
Metro Pacific Investments Co.	134,000	12,385

Real Estate (0.7%):
Vista Land & Lifescapes, Inc.	259,900	35,793
		101,902
Russian Federation (0.9%):
Financials (0.9%):
Bank St Petersburg PJSC	58,408	48,436

Saudi Arabia (0.7%):
Financials (0.7%):
Bupa Arabia For Cooperative Insurance Co.	1,719	38,094

Singapore (0.8%):
Communication Services (0.8%):
IGG, Inc.	30,000	41,664

South Africa (5.5%):
Consumer Discretionary (0.7%):
The Foschini Group Ltd.	3,227	36,630

Consumer Staples (2.0%):
Clover Industries Ltd.	39,235	64,193
The SPAR Group Ltd.	3,064	40,833
		105,026
Materials (1.9%):
African Rainbow Minerals Ltd.	5,613	65,978
AngloGold Ashanti, Ltd.	2,517	33,103
		99,081
Real Estate (0.9%):
Vukile Property Fund Ltd.	33,100	46,083
		286,820
Switzerland (0.6%):
Materials (0.6%):
Ferrexpo PLC	8,718	28,133

Taiwan (16.6%):
Consumer Discretionary (2.9%):
Power Wind Health Industry, Inc.	7,000	41,284
Poya Co. Ltd.	4,000	47,349
Topkey Corp.	12,000	62,391
		151,024
Financials (0.7%):
Chailease Holding Co. Ltd.	9,000	36,882

Health Care (1.1%):
Bioteque Corp.	14,000	54,597

Security Description	Shares	Fair Value
Industrials (2.7%):
Sinmag Equipment Corp.	10,383	$40,471
Taiwan Secom Co., Ltd.	14,000	39,360
Xxentria Technology Material	25,000	61,630
		141,461
Information Technology (8.1%):
ASMedia Technology, Inc.	3,000	55,233
Chipbond Technology Corp.	14,000	32,394
Elite Material Co. Ltd.	17,000	58,925
First Hi-Tec Enterprise Co. Ltd.	32,000	54,389
Flexium Interconnect, Inc.	18,000	54,369
King Yuan Electronics Co. Ltd.	12,000	10,249
Sino-American Silicon Products, Inc.	22,000	48,323
Taiwan Union Technology Corp.	17,000	61,331
Utechzone Co., Ltd.	18,000	46,758
		421,971
Materials (1.1%):
Shinkong Synthetic Fibers Corp.	124,000	56,221
		862,156
Thailand (3.0%):
Consumer Discretionary (1.4%):
Com7 PCL	65,700	37,156
Somboon Advance Technology PCL	65,100	36,582
		73,738
Financials (1.6%):
Kiatnakin Bank PCL	22,900	50,206
TMB Bank Public Corp.	503,700	32,376
		82,582
		156,320
Turkey (0.7%):
Consumer Discretionary (0.7%):
Kordsa Teknik Tekstil AS	18,678	35,072
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (a)	—	—	(f)
		35,072
Total Common Stocks (Cost $4,622,162)		4,970,632

Preferred Stocks (0.8%)

Brazil (0.8%):
Industrials (0.8%):
Randon SA Implementos e Participacoes	16,600	41,132
Total Preferred Stocks (Cost $31,224)		41,132

Collateral for Securities Loaned^ (1.1%)
United States (1.1%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51% (g)	9,495	9,495
Fidelity Investments Money Market Government Portfolio, Class I, 2.35% (g)	17,122	17,122
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50% (g)	381	381
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57% (g)	5,317	5,317
JPMorgan Prime Money Market Fund, Capital Class, 2.52% (g)	14,242	14,242
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53% (g)	12,343	12,343
Total Collateral for Securities Loaned (Cost $58,900)		58,900

Security Description	Shares	Fair Value
Total Investments (Cost $4,712,286) — 97.6%		$5,070,664
Other assets in excess of liabilities — 2.4%		123,689
NET ASSETS - 100.00%		$5,194,353

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2019, the fair value of these securities was $140,341 and amounted to 2.7% of net assets.

(d)                   Security was fair valued using significant unobservable inputs as of March 31, 2019.

(e)                    The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of March 31, 2019, illiquid securities were 0.7% of the Fund’s net assets.

(f)                     Rounds to less than $1.

(g)                    Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

PCL—Public Company Limited

PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Large Cap Alpha VIP Series	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)

Communication Services (9.0%):
Alphabet, Inc., Class A(a)	30,395	$35,771,572
Facebook, Inc., Class A(a)	288,010	48,008,386
		83,779,958
Consumer Discretionary (6.9%):
Aramark	809,850	23,931,068
Booking Holdings, Inc.(a)	10,330	18,024,920
LKQ Corp.(a)	776,690	22,042,462
		63,998,450
Consumer Staples (4.7%):
Keurig Dr Pepper, Inc.(b)	365,100	10,211,847
Mondelez International, Inc., Class A	662,750	33,084,480
		43,296,327
Energy (11.8%):
Chevron Corp.	215,180	26,505,871
Devon Energy Corp.(b)	327,291	10,329,304
Diamondback Energy, Inc.	124,250	12,615,103
Enterprise Products Partners LP(b)	961,290	27,973,538
EQT Corp.	887,470	18,406,128
Helmerich & Payne, Inc.(b)	112,550	6,253,278
Noble Energy, Inc.	312,120	7,718,728
		109,801,950
Financials (24.2%):
Aflac, Inc.	763,380	38,169,000
Agnc Investment Corp.	786,020	14,148,360
Brown & Brown, Inc.	945,060	27,888,721
CBOE Holdings, Inc.	195,490	18,657,566
Cincinnati Financial Corp.(b)	329,010	28,261,959
Citigroup, Inc.	451,280	28,078,641
RenaissanceRe Holdings Ltd., ADR	109,330	15,688,855
The PNC Financial Services Group, Inc.	172,360	21,141,678
U.S. Bancorp	368,640	17,764,762
Wells Fargo & Co.	325,140	15,710,765
		225,510,307
Health Care (10.6%):
Allergan PLC	224,827	32,916,921
AstraZeneca PLC, ADR	261,210	10,560,720
CVS Health Corp.	270,865	14,607,749
UnitedHealth Group, Inc.	69,295	17,133,882
Zimmer Biomet Holdings, Inc.	192,760	24,615,452
		99,834,724
Industrials (6.6%):
Air Canada(a)	608,280	14,662,999
Eaton Corp. PLC, ADR	253,240	20,401,014
Parker-Hannifin Corp.	85,380	14,652,916
Union Pacific Corp.	67,730	11,324,456
		61,041,385
Information Technology (9.2%):
Cognizant Technology Solutions Corp., Class A	263,767	19,109,919
FleetCor Technologies, Inc.(a)	101,040	24,915,454
Visa, Inc., Class A	267,920	41,846,425
		85,871,798

See notes to schedule of portfolio investments.

Security Description	Shares	Value
Materials (4.4%):
Freeport-McMoRan, Inc.	1,086,210	$14,001,247
Sealed Air Corp.(b)	591,800	27,258,308
		41,259,555
Real Estate (4.7%):
Equity Commonwealth(b)	631,780	20,652,888
Invitation Homes, Inc.	934,280	22,731,033
		43,383,921
Utilities (5.6%):
Exelon Corp.	328,260	16,455,674
FirstEnergy Corp.	461,610	19,207,592
Vistra Energy Corp.(b)	634,410	16,513,692
		52,176,958
Total Common Stocks (Cost $807,934,792)		909,955,333

Collateral for Securities Loaned^ (4.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(c)	6,158,092	6,158,092
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(c)	11,104,527	11,104,527
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(c)	247,163	247,163
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(c)	3,448,394	3,448,394
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(c)	9,236,522	9,236,522
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(c)	8,005,199	8,005,199
Total Collateral for Securities Loaned (Cost $38,199,897)		38,199,897
Total Investments (Cost $846,134,689) — 101.8%		948,155,230
Liabilities in excess of other assets — (1.8)%		(17,189,244)
NET ASSETS - 100.00%		$930,965,986

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

LP—Limited Partnership

PLC—Public Limited Company

See notes to schedule of portfolio investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Small Cap Growth Equity VIP Series	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)

Biotechnology (15.6%):
Aimmune Therapeutics, Inc.(a)(b)	28,890	$645,692
Amicus Therapeutics, Inc.(a)	82,759	1,125,522
Apellis Pharmaceuticals, Inc.(a)(b)	43,160	841,620
Arena Pharmaceuticals, Inc.(a)	18,900	847,287
Ascendis Pharma A/S, ADR(a)	9,120	1,073,424
Audentes Therapeutics, Inc.(a)	23,910	932,968
Bluebird Bio, Inc.(a)(b)	7,752	1,219,622
Blueprint Medicines Corp.(a)	13,086	1,047,534
Celyad SA, ADR(a)(b)	16,330	333,132
Cytomx Therapeutics, Inc.(a)	46,300	497,725
Epizyme, Inc.(a)	44,430	550,488
Equillium, Inc.(a)	34,507	276,056
Fate Therapeutics, Inc.(a)	47,410	832,994
Gossamer Bio, Inc.(a)(b)	23,780	515,313
Immunomedics, Inc.(a)(b)	58,770	1,128,972
Invitae Corp.(a)	34,470	807,287
Iovance Biotherapeutics, Inc.(a)(b)	60,604	576,344
Kura Oncology, Inc.(a)	44,450	737,426
Ligand Pharmaceuticals, Inc., Class B(a)(b)	8,418	1,058,227
Myovant Sciences, Ltd.(a)	21,183	505,638
Sage Therapeutics, Inc.(a)(b)	5,306	843,919
		16,397,190
Communication Services (2.0%):
Bandwidth, Inc., Class A(a)	16,360	1,095,466
QuinStreet, Inc.(a)(b)	47,770	639,640
Yelp, Inc.(a)(b)	13,130	452,985
		2,188,091
Communications Equipment (0.5%):
Acacia Communications, Inc.(a)	9,660	554,001

Consumer Discretionary (16.0%):
Arco Platform Ltd., ADR, Class A(a)	25,040	808,542
At Home Group, Inc.(a)	23,310	416,317
Dave & Buster’s Entertainment, Inc.(b)	21,250	1,059,738
Dineequity, Inc.(b)	24,380	2,225,649
Eldorado Resorts, Inc.(a)(b)	34,390	1,605,669
G-III Apparel Group Ltd.(a)	21,080	842,357
Grand Canyon Education, Inc.(a)	5,719	654,883
Monro Muffler Brake, Inc.	17,730	1,533,999
National Vision Holdings, Inc.(a)	29,930	940,700
Ollie’s Bargain Outlet Holdings, Inc.(a)	17,168	1,464,945
Planet Fitness, Inc., Class A(a)	24,650	1,693,948
Red Rock Resorts, Inc., Class A	38,310	990,314
Steven Madden Ltd.	30,283	1,024,777
Strategic Education, Inc.	8,200	1,076,742
Wingstop, Inc.	7,250	551,218
		16,889,798
Consumer Staples (4.1%):
BJ’s Wholesale Club Holdings, Inc.(a)	6,300	172,620
Freshpet, Inc.(a)(b)	28,266	1,195,369
Nomad Foods Ltd., ADR(a)	97,670	1,997,352
Sprouts Farmers Markets, Inc.(a)	46,980	1,011,949
		4,377,290

Security Description	Shares	Value
Electronic Equipment, Instruments & Components (1.0%):
Littelfuse, Inc.	5,809	1,060,026

Energy (2.0%):
Matador Resources Co.(a)	33,720	$651,808
Newpark Resources, Inc.(a)	160,129	1,466,782
		2,118,590
Financials (6.9%):
eHealth, Inc.(a)	21,120	1,316,621
Firstcash, Inc.(b)	16,700	1,444,550
Green Dot Corp.(a)	8,520	516,738
Kemper Corp.	20,400	1,553,255
LendingTree, Inc.(a)(b)	4,300	1,511,708
Primerica, Inc.	8,990	1,098,129
		7,441,001
Health Care Equipment & Supplies (5.8%):
Glaukos Corp.(a)	11,860	929,468
Globus Medical, Inc., Class A(a)	19,730	974,859
Insulet Corp.(a)(b)	11,720	1,114,455
Irhythm Technologies, Inc.(a)(b)	6,120	458,755
Masimo Corp.(a)(b)	13,080	1,808,703
Penumbra, Inc.(a)(b)	5,590	821,786
		6,108,026
Health Care Providers & Services (2.3%):
Hanger, Inc.(a)	36,460	694,563
HealthEquity, Inc.(a)	13,300	983,934
LHC Group, Inc.(a)	7,310	810,387
		2,488,884
Health Care Technology (1.4%):
Inspire Medical System, Inc.(a)(b)	5,620	319,104
Teladoc, Inc.(a)(b)	20,700	1,150,920
		1,470,024
Industrials (11.0%):
Advanced Disposal Services, Inc.(a)	48,400	1,355,200
Altra Industrial Motion Corp.	34,530	1,072,157
Axon Enterprise, Inc.(a)(b)	30,740	1,672,563
Azul SA, ADR(a)(b)	42,350	1,237,043
Harsco Corp.(a)	65,540	1,321,286
Kennametal, Inc.(b)	40,820	1,500,135
Proto Labs, Inc.(a)	7,230	760,162
Saia, Inc.(a)(b)	10,320	630,552
Simpson Manufacturing Co., Inc.	20,570	1,219,184
Siteone Landscape Supply, Inc.(a)(b)	17,430	996,125
		11,764,407
IT Services (9.0%):
Euronet Worldwide, Inc.(a)(b)	19,353	2,759,545
Evo Payments, Inc.(a)	34,300	996,415
InterXion Holding NV, ADR(a)(b)	28,180	1,880,451
Liveramp Holdings, Inc.(a)	7,020	383,081
Wix.com Ltd., ADR(a)	20,170	2,437,141
WNS Holdings Ltd., ADR(a)	20,186	1,075,308
		9,531,941
Materials (4.8%):
Allegheny Technologies, Inc.(a)(b)	53,957	1,379,680

Security Description	Shares	Value
Ashland Global Holdings, Inc.	18,600	1,453,217
Ferro Corp.(a)	52,250	989,093
Ingevity Corp.(a)	7,210	761,448
Livent Corp.(a)(b)	41,060	$504,217
		5,087,655
Pharmaceuticals (1.5%):
Assembly Biosciences, Inc.(a)	13,290	261,680
GW Pharmaceuticals PLC, ADR(a)(b)	8,230	1,387,331
		1,649,011
Semiconductors & Semiconductor Equipment (4.5%):
Cabot Microelectronics Corp.	2,490	278,780
Inphi Corp.(a)	31,270	1,367,750
MKS Instruments, Inc.	11,320	1,053,326
Monolithic Power Systems, Inc.	5,947	805,759
Silicon Laboratories, Inc.(a)	15,080	1,219,369
		4,724,984
Software (9.5%):
Cornerstone OnDemand, Inc.(a)	37,150	2,035,077
Coupa Software, Inc.(a)(b)	21,160	1,925,137
Envestnet, Inc.(a)	17,700	1,157,403
Everbridge, Inc.(a)(b)	11,420	856,614
Q2 Holdings, Inc.(a)	15,000	1,038,900
RingCentral, Inc., Class A(a)	27,128	2,924,398
		9,937,529
Technology Hardware, Storage & Peripherals (0.9%):
Pure Storage, Inc.(a)	44,820	976,628
Total Common Stocks (Cost $86,302,670)		104,765,076

Collateral for Securities Loaned^ (26.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(c)	4,480,808	4,480,808
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(c)	8,079,980	8,079,980
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(c)	179,843	179,843
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(c)	2,509,152	2,509,152
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(c)	6,720,764	6,720,764
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(c)	5,824,818	5,824,818
Total Collateral for Securities Loaned (Cost $27,795,365)		27,795,365
Total Investments (Cost $114,098,035) — 125.0%		132,560,441
Liabilities in excess of other assets — (25.0)%		(26,521,674)
NET ASSETS - 100.00%		$106,038,767

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory S&P 500 Index VIP Series	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)

Communication Services (10.0%):
Activision Blizzard, Inc.	3,793	$172,695
Alphabet, Inc., Class C(a)	1,526	1,790,471
Alphabet, Inc., Class A(a)	1,487	1,750,035
AT&T, Inc.	36,176	1,134,479
CBS Corp., Class B	1,726	82,037
CenturyLink, Inc.	4,723	56,629
Charter Communications, Inc., Class A(a)	862	299,036
Comcast Corp., Class A	22,430	896,752
Discovery Communications, Inc., Class A(a)	780	21,076
Discovery Communications, Inc., Class C(a)	1,790	45,502
DISH Network Corp.(a)	1,139	36,095
Electronic Arts, Inc.(a)	1,488	151,225
Facebook, Inc., Class A(a)	11,847	1,974,776
Fox Corp., Class A(a)	1,751	64,279
Fox Corp., Class B(a)	806	28,919
Netflix, Inc.(a)	2,168	773,022
News Corp., Class A	1,914	23,810
News Corp., Class B	615	7,681
Omnicom Group, Inc.	1,111	81,092
Take-Two Interactive Software, Inc.(a)	562	53,036
The Interpublic Group of Co., Inc.	1,912	40,171
The Walt Disney Co.	8,673	962,964
TripAdvisor, Inc.(a)	510	26,240
Twitter, Inc.(a)	3,618	118,960
Verizon Communications, Inc.	20,520	1,213,348
Viacom, Inc., Class B	1,756	49,291
		11,853,621
Consumer Discretionary (10.0%):
Advance Auto Parts, Inc.	356	60,709
Amazon.com, Inc.(a)	2,049	3,648,757
Aptiv PLC	1,291	102,622
AutoZone, Inc.(a)	124	126,991
Best Buy Co., Inc.	1,163	82,643
Booking Holdings, Inc.(a)	224	390,860
BorgWarner, Inc.	1,031	39,601
Capri Holdings Ltd.(a)	758	34,679
CarMax, Inc.(a)	845	58,981
Carnival Corp., Class A	1,988	100,831
Chipotle Mexican Grill, Inc.(a)	121	85,948
D.R. Horton, Inc.	1,688	69,850
Darden Restaurants, Inc.	613	74,461
Dollar General Corp.	1,306	155,806
Dollar Tree, Inc.(a)	1,182	124,157
eBay, Inc.	4,271	158,625
Expedia, Inc.	581	69,139
Foot Locker, Inc.	561	33,997
Ford Motor Co.	19,406	170,385
Garmin Ltd.	602	51,983
General Motors Co.	6,510	241,520
Genuine Parts Co.	725	81,222
H&R Block, Inc.	1,021	24,443
Hanesbrands, Inc.	1,795	32,095
Harley-Davidson, Inc.	792	28,243
Hasbro, Inc.	575	48,887
Hilton Worldwide Holdings, Inc.	1,454	120,842
Kohl’s Corp.	820	56,391
L Brands, Inc.	1,134	31,276

Security Description	Shares	Value
Leggett & Platt, Inc.	651	$27,485
Lennar Corp., Class A	1,420	69,708
LKQ Corp.(a)	1,563	44,358
Lowe’s Co., Inc.	3,978	435,471
Macy’s, Inc.	1,527	36,694
Marriott International, Inc., Class A	1,400	175,126
Mattel, Inc.(a)	1,715	22,295
McDonald’s Corp.	3,801	721,809
MGM Resorts International	2,533	64,997
Mohawk Industries, Inc.(a)	305	38,476
Newell Brands, Inc.	1,932	29,637
Nike, Inc., Class B	6,251	526,396
Nordstrom, Inc.	532	23,610
Norwegian Cruise Line Holdings Ltd.(a)	1,081	59,412
O’Reilly Automotive, Inc.(a)	389	151,049
PulteGroup, Inc.	1,266	35,397
PVH Corp.	376	45,853
Ralph Lauren Corp.	262	33,976
Ross Stores, Inc.	1,840	171,304
Royal Caribbean Cruises Ltd.	852	97,656
Starbucks Corp.	6,176	459,124
Tapestry, Inc.	1,440	46,786
Target Corp.	2,591	207,954
The Gap, Inc.	1,061	27,777
The Home Depot, Inc.	5,609	1,076,310
The TJX Co., Inc.	6,146	327,029
Tiffany & Co.	539	56,891
Tractor Supply Co.	602	58,852
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	280	97,644
Under Armour, Inc., Class A(a)	933	19,724
Under Armour, Inc., Class C(a)	956	18,040
VF Corp.	1,611	140,012
Whirlpool Corp.	316	41,993
Wynn Resorts Ltd.	481	57,393
Yum! Brands, Inc.	1,522	151,911
		11,904,093
Consumer Staples (7.4%):
Altria Group, Inc.	9,309	534,616
Archer-Daniels-Midland Co.	2,781	119,945
Brown-Forman Corp., Class B	826	43,596
Campbell Soup Co.	957	36,490
Church & Dwight Co., Inc.	1,221	86,972
Colgate-Palmolive Co.	4,279	293,283
Conagra Brands, Inc.	2,412	66,909
Constellation Brands, Inc., Class A	827	144,998
Costco Wholesale Corp.	2,187	529,560
Coty, Inc., Class A	2,238	25,737
General Mills, Inc.	2,964	153,387
Hormel Foods Corp.	1,354	60,605
Kellogg Co.	1,247	71,553
Kimberly-Clark Corp.	1,711	211,993
Lamb Weston Holdings, Inc.	727	54,481
McCormick & Co., Inc.	609	91,734
Molson Coors Brewing Co., Class B	932	55,594
Mondelez International, Inc., Class A	7,172	358,026
Monster Beverage Corp.(a)	1,942	105,994
PepsiCo, Inc.	6,976	854,909
Philip Morris International, Inc.	7,720	682,371
Sysco Corp.	2,346	156,619
The Clorox Co.	636	102,053

Security Description	Shares	Value
The Coca-Cola Co.	19,108	$895,401
The Estee Lauder Cos., Inc., Class A	1,084	179,456
The Hershey Co.	690	79,233
The J.M. Smucker Co.	565	65,823
The Kraft Heinz Co.	3,088	100,823
The Kroger Co.	3,962	97,465
The Procter & Gamble Co.	12,423	1,292,612
Tyson Foods, Inc., Class A	1,466	101,784
Walgreens Boots Alliance, Inc.	3,982	251,941
Wal-Mart Stores, Inc.	7,070	689,538
		8,595,501
Energy (5.4%):
Anadarko Petroleum Corp.	2,481	112,836
Apache Corp.	1,864	64,606
Baker Hughes, Inc.	2,550	70,686
Cabot Oil & Gas Corp.	2,103	54,888
Chevron Corp.	9,436	1,162,326
Cimarex Energy Co.	504	35,230
Concho Resources, Inc.	996	110,516
ConocoPhillips	5,634	376,013
Devon Energy Corp.	2,177	68,706
Diamondback Energy, Inc.	767	77,874
EOG Resources, Inc.	2,881	274,214
Exxon Mobil Corp.	21,041	1,700,113
Halliburton Co.	4,333	126,957
Helmerich & Payne, Inc.	543	30,169
Hess Corp.	1,264	76,131
HollyFrontier Corp.	780	38,431
Kinder Morgan, Inc.	9,667	193,437
Marathon Oil Corp.	4,065	67,926
Marathon Petroleum Corp.	3,345	200,198
National Oilwell Varco, Inc.	1,904	50,723
Noble Energy, Inc.	2,401	59,377
Occidental Petroleum Corp.	3,722	246,396
ONEOK, Inc.	2,044	142,753
Phillips 66	2,083	198,239
Pioneer Natural Resources Co.	836	127,306
Schlumberger Ltd.	6,883	299,892
TechnipFMC PLC	2,113	49,698
The Williams Cos., Inc.	6,014	172,722
Valero Energy Corp.	2,074	175,937
		6,364,300
Financials (12.6%):
Affiliated Managers Group, Inc.	258	27,634
Aflac, Inc.	3,726	186,300
American Express Co.	3,434	375,335
American International Group, Inc.	4,318	185,933
Ameriprise Financial, Inc.	673	86,211
Aon PLC	1,192	203,474
Arthur J. Gallagher & Co.	914	71,383
Assurant, Inc.	306	29,042
Bank of America Corp.	44,609	1,230,762
BB&T Corp.	3,792	176,442
Berkshire Hathaway, Inc., Class B(a)	9,657	1,939,994
BlackRock, Inc., Class A	604	258,131
Brighthouse Financial, Inc.(a)	579	21,012
Capital One Financial Corp.	2,324	189,848
CBOE Holdings, Inc.	557	53,160
Chubb Ltd.	2,276	318,822

Security Description	Shares	Value
Cincinnati Financial Corp.	753	$64,683
Citigroup, Inc.	11,678	726,605
Citizens Financial Group, Inc.	2,286	74,295
CME Group, Inc.	1,777	292,459
Comerica, Inc.	790	57,923
Discover Financial Services	1,631	116,062
E*TRADE Financial Corp.	1,223	56,784
Everest Re Group Ltd.	202	43,624
Fifth Third BanCorp	3,831	96,618
First Republic Bank	818	82,176
Franklin Resources, Inc.	1,468	48,650
Hartford Financial Services Group, Inc.	1,785	88,750
Huntington Bancshares, Inc.	5,199	65,923
Intercontinental Exchange, Inc.	2,823	214,943
Invesco Ltd.	1,972	38,079
Jefferies Financial Group, Inc.	1,306	24,540
JPMorgan Chase & Co.	16,260	1,646,000
KeyCorp	5,010	78,908
Lincoln National Corp.	1,015	59,581
Loews Corp.	1,360	65,185
M&T Bank Corp.	688	108,030
Marsh & McLennan Co., Inc.	2,508	235,501
MetLife, Inc.	4,754	202,378
Moody’s Corp.	825	149,399
Morgan Stanley	6,449	272,148
MSCI, Inc.	419	83,314
Nasdaq, Inc.	575	50,307
Northern Trust Corp.	1,085	98,095
People’s United Financial, Inc.	1,875	30,825
Principal Financial Group, Inc.	1,285	64,494
Prudential Financial, Inc.	2,031	186,608
Raymond James Financial, Inc.	630	50,658
Regions Financial Corp.	5,054	71,514
S&P Global, Inc.	1,235	260,029
State Street Corp.	1,880	123,723
SunTrust Banks, Inc.	2,201	130,409
SVB Financial Group(a)	261	58,036
Synchrony Financial	3,243	103,452
T. Rowe Price Group, Inc.	1,173	117,441
The Allstate Corp.	1,649	155,303
The Bank of New York Mellon Corp.	4,363	220,026
The Charles Schwab Corp.	5,891	251,899
The Goldman Sachs Group, Inc.	1,701	326,575
The PNC Financial Services Group, Inc.	2,253	276,353
The Progressive Corp.	2,900	209,061
The Travelers Co., Inc.	1,308	179,405
Torchmark Corp.	504	41,303
U.S. Bancorp	7,472	360,076
Unum Group	1,066	36,063
Wells Fargo & Co.	20,334	982,539
Willis Towers Watson PLC	641	112,592
Zions BanCorp	925	42,004
		14,884,831
Health Care (14.5%):
Abbott Laboratories	8,722	697,236
AbbVie, Inc.	7,326	590,402
ABIOMED, Inc.(a)	224	63,972
Agilent Technologies, Inc.	1,577	126,759
Alexion Pharmaceuticals, Inc.(a)	1,110	150,050
Align Technology, Inc.(a)	361	102,643

Security Description	Shares	Value
Allergan PLC	1,553	$227,375
AmerisourceBergen Corp.	776	61,708
Amgen, Inc.	3,090	587,038
Anthem, Inc.	1,276	366,186
Baxter International, Inc.	2,367	192,461
Becton, Dickinson & Co.	1,336	333,639
Biogen, Inc.(a)	977	230,943
Boston Scientific Corp.(a)	6,883	264,170
Bristol-Myers Squibb Co.	8,108	386,833
Cardinal Health, Inc.	1,480	71,262
Celgene Corp.(a)	3,488	329,058
Centene Corp.(a)	2,052	108,961
Cerner Corp.(a)	1,611	92,165
Cigna Corp.	1,887	303,467
CVS Health Corp.	6,441	347,363
Danaher Corp.	3,120	411,901
DaVita, Inc.(a)	628	34,094
Dentsply Sirona, Inc.	1,105	54,797
Edwards Lifesciences Corp.(a)	1,032	197,453
Eli Lilly & Co.	4,288	556,411
Gilead Sciences, Inc.	6,334	411,773
HCA Holdings, Inc.	1,326	172,884
Henry Schein, Inc.(a)	752	45,203
Hologic, Inc.(a)	1,330	64,372
Humana, Inc.	673	179,018
IDEXX Laboratories, Inc.(a)	427	95,477
Illumina, Inc.(a)	730	226,804
Incyte Pharmaceuticals, Inc.(a)	882	75,861
Intuitive Surgical, Inc.(a)	569	324,660
IQVIA Holdings, Inc.(a)	786	113,066
Johnson & Johnson	13,226	1,848,863
Laboratory Corp. of America Holdings(a)	490	74,960
McKesson Corp.	953	111,558
Medtronic PLC	6,660	606,592
Merck & Co., Inc.	12,819	1,066,156
Mettler-Toledo International, Inc.(a)	123	88,929
Mylan NV(a)	2,561	72,579
Nektar Therapeutics(a)	865	29,064
PerkinElmer, Inc.	550	52,998
Perrigo Co. PLC	621	29,907
Pfizer, Inc.	27,571	1,170,940
Quest Diagnostics, Inc.	667	59,977
Regeneron Pharmaceuticals, Inc.(a)	389	159,731
ResMed, Inc.	712	74,027
Stryker Corp.	1,536	303,391
Teleflex, Inc.	229	69,195
The Cooper Co., Inc.	245	72,562
Thermo Fisher Scientific, Inc.	1,999	547,166
UnitedHealth Group, Inc.	4,765	1,178,194
Universal Health Services, Inc., Class B	415	55,515
Varian Medical Systems, Inc.(a)	451	63,916
Vertex Pharmaceuticals, Inc.(a)	1,270	233,617
Waters Corp.(a)	355	89,357
WellCare Health Plans, Inc.(a)	248	66,898
Zimmer Biomet Holdings, Inc.	1,015	129,616
Zoetis, Inc.	2,378	239,393
		17,092,566
Industrials (9.4%):
3M Co.	2,860	594,250
A.O. Smith Corp.	704	37,537

Security Description	Shares	Value
Alaska Air Group, Inc.	611	$34,289
Allegion PLC	469	42,543
American Airlines Group, Inc.	1,985	63,044
AMETEK, Inc.	1,128	93,590
Arconic, Inc.	2,143	40,953
C.H. Robinson Worldwide, Inc.	680	59,153
Caterpillar, Inc.	2,858	387,229
Cintas Corp.	421	85,088
Copart, Inc.(a)	997	60,408
CSX Corp.	3,848	287,907
Cummins, Inc.	719	113,509
Deere & Co.	1,582	252,867
Delta Air Lines, Inc.	3,068	158,462
Dover Corp.	720	67,536
Eaton Corp. PLC, ADR	2,104	169,498
Emerson Electric Co.	3,052	208,971
Equifax, Inc.	599	70,982
Expeditors International of Washington, Inc.	853	64,743
Fastenal Co.	1,421	91,385
FedEx Corp.	1,193	216,422
Flowserve Corp.	650	29,341
Fluor Corp.	693	25,502
Fortive Corp.	1,462	122,647
Fortune Brands Home & Security, Inc.	698	33,232
General Dynamics Corp.	1,346	227,851
General Electric Co.	43,230	431,868
Harris Corp.	586	93,590
Honeywell International, Inc.	3,621	575,449
Huntington Ingalls Industries, Inc.	206	42,683
IHS Markit Ltd.(a)	1,805	98,156
Illinois Tool Works, Inc.	1,499	215,151
Ingersoll-Rand PLC	1,203	129,864
J.B. Hunt Transport Services, Inc.	432	43,757
Jacobs Engineering Group, Inc.	582	43,761
Johnson Controls International PLC	4,533	167,449
Kansas City Southern	501	58,106
L3 Technologies, Inc.	394	81,310
Lockheed Martin Corp.	1,221	366,495
Masco Corp.	1,463	57,511
Nielsen Holdings PLC	1,765	41,778
Norfolk Southern Corp.	1,328	248,190
Northrop Grumman Corp.	843	227,273
PACCAR, Inc.	1,722	117,337
Parker-Hannifin Corp.	642	110,180
Pentair PLC	783	34,851
Quanta Services, Inc.	702	26,493
Raytheon Co.	1,402	255,276
Republic Services, Inc., Class A	1,070	86,007
Robert Half International, Inc.	591	38,510
Rockwell Automation, Inc.	594	104,223
Rollins, Inc.	732	30,466
Roper Technologies, Inc.	515	176,115
Snap-on, Inc.	276	43,200
Southwest Airlines Co.	2,470	128,218
Stanley Black & Decker, Inc.	752	102,400
Textron, Inc.	1,165	59,019
The Boeing Co.	2,609	995,124
TransDigm Group, Inc.(a)	242	109,866
Union Pacific Corp.	3,590	600,249
United Continental Holdings, Inc.(a)	1,113	88,795
United Parcel Service, Inc., Class B	3,456	386,173

Security Description	Shares	Value
United Rentals, Inc.(a)	395	$45,129
United Technologies Corp.	4,025	518,782
Verisk Analytics, Inc., Class A	812	107,995
W.W. Grainger, Inc.	224	67,408
Wabtec Corp.	662	48,803
Waste Management, Inc.	1,936	201,170
Xylem, Inc.	892	70,504
		11,113,623
Information Technology (20.9%):
Accenture PLC, Class A	3,166	557,280
Adobe Systems, Inc.(a)	2,422	645,439
Advanced Micro Devices, Inc.(a)	4,375	111,650
Akamai Technologies, Inc.(a)	811	58,157
Alliance Data Systems Corp.	226	39,545
Amphenol Corp., Class A	1,480	139,772
Analog Devices, Inc.	1,829	192,539
ANSYS, Inc.(a)	416	76,007
Apple, Inc.	22,246	4,225,628
Applied Materials, Inc.	4,715	186,997
Arista Networks, Inc.(a)	259	81,445
Autodesk, Inc.(a)	1,088	169,532
Automatic Data Processing, Inc.	2,163	345,518
Broadcom, Inc.	1,967	591,497
Broadridge Financial Solutions, Inc.	574	59,518
Cadence Design Systems, Inc.(a)	1,392	88,406
Cisco Systems, Inc.	21,861	1,180,276
Citrix Systems, Inc.	621	61,889
Cognizant Technology Solutions Corp., Class A	2,856	206,917
Corning, Inc.	3,907	129,322
DXC Technology Co.	1,332	85,661
F5 Networks, Inc.(a)	295	46,294
Fidelity National Information Services, Inc.	1,604	181,412
Fiserv, Inc.(a)	1,945	171,705
FleetCor Technologies, Inc.(a)	426	105,047
FLIR Systems, Inc.	673	32,021
Fortinet, Inc.(a)	720	60,458
Gartner, Inc.(a)	446	67,649
Global Payments, Inc.	783	106,895
Hewlett Packard Enterprises Co.	6,838	105,510
HP, Inc.	7,616	147,979
Intel Corp.	22,333	1,199,282
International Business Machines Corp.	4,419	623,521
Intuit, Inc.	1,287	336,435
IPG Photonics Corp.(a)	176	26,713
Jack Henry & Associates, Inc.	383	53,137
Juniper Networks, Inc.	1,728	45,740
Keysight Technologies, Inc.(a)	932	81,270
KLA-Tencor Corp.	820	97,916
Lam Research Corp.	758	135,690
Mastercard, Inc., Class A	4,483	1,055,523
Maxim Integrated Products, Inc.	1,358	72,205
Microchip Technology, Inc.	1,177	97,644
Micron Technology, Inc.(a)	5,567	230,084
Microsoft Corp.	38,102	4,493,749
Motorola Solutions, Inc.	814	114,302
NetApp, Inc.	1,227	85,080
Nvidia Corp.	3,009	540,296
Oracle Corp.	12,654	679,646
Paychex, Inc.	1,587	127,277
PayPal Holdings, Inc.(a)	5,826	604,972

Security Description	Shares	Value
Qorvo, Inc.(a)	610	$43,755
QUALCOMM, Inc.	6,011	342,807
Red Hat, Inc.(a)	878	160,411
Salesforce.com, Inc.(a)	3,799	601,648
Seagate Technology PLC	1,273	60,964
Skyworks Solutions, Inc.	864	71,263
Symantec Corp.	3,174	72,970
Synopsys, Inc.(a)	743	85,556
TE Connectivity Ltd.	1,683	135,902
Texas Instruments, Inc.	4,661	494,392
The Western Union Co.	2,165	39,988
Total System Services, Inc.	808	76,768
VeriSign, Inc.(a)	523	94,956
Visa, Inc., Class A	8,692	1,357,604
Western Digital Corp.	1,444	69,399
Xerox Corp.	993	31,756
Xilinx, Inc.	1,257	159,375
		24,857,961
Materials (2.5%):
Air Products & Chemicals, Inc.	1,091	208,337
Albemarle Corp.	525	43,040
Avery Dennison Corp.	417	47,121
Ball Corp.	1,660	96,048
Celanese Corp., Series A	636	62,716
CF Industries Holdings, Inc.	1,107	45,254
DowDuPont, Inc.	11,198	596,964
Eastman Chemical Co.	694	52,661
Ecolab, Inc.	1,258	222,087
FMC Corp.	669	51,393
Freeport-McMoRan, Inc.	7,196	92,756
International Flavors & Fragrances, Inc.	503	64,781
International Paper Co.	1,988	91,985
Linde PLC	2,737	481,519
Lyondellbasell Industries NV, Class A	1,511	127,045
Martin Marietta Materials, Inc.	310	62,366
Newmont Mining Corp.	2,645	94,612
Nucor Corp.	1,517	88,517
Packaging Corp. of America	469	46,609
PPG Industries, Inc.	1,172	132,284
Sealed Air Corp.	773	35,604
The Mosaic Co.	1,761	48,093
The Sherwin-Williams Co.	405	174,438
Vulcan Materials Co.	655	77,552
WestRock Co.	1,268	48,628
		3,092,410
Real Estate (3.1%):
Alexandria Real Estate Equities, Inc.	560	79,834
American Tower Corp.	2,191	431,757
Apartment Investment & Management Co.(a)	750	37,718
AvalonBay Communities, Inc.	688	138,102
Boston Properties, Inc.	767	102,686
CBRE Group, Inc., Class A(a)	1,551	76,697
Crown Castle International Corp.	2,064	264,192
Digital Realty Trust, Inc.	1,032	122,808
Duke Realty Investments, Inc.	1,784	54,555
Equinix, Inc.	414	187,608
Equity Residential	1,837	138,363
Essex Property Trust, Inc.	326	94,292
Extra Space Storage, Inc.	632	64,407

Security Description	Shares	Value
Federal Realty Investment Trust	369	$50,867
HCP, Inc.	2,373	74,275
Host Hotels & Resorts, Inc.	3,677	69,495
Iron Mountain, Inc.	1,422	50,424
Kimco Realty Corp.	2,093	38,721
Mid-America Apartment Communities, Inc.	566	61,881
Prologis, Inc.	3,130	225,204
Public Storage	745	162,246
Realty Income Corp.	1,509	111,002
Regency Centers Corp.	832	56,152
SBA Communications Corp.(a)	559	111,610
Simon Property Group, Inc.	1,534	279,510
SL Green Realty Corp.	416	37,407
The Macerich Co.	526	22,802
UDR, Inc.	1,369	62,235
Ventas, Inc.	1,769	112,880
Vornado Realty Trust	861	58,066
Welltower, Inc.	1,919	148,914
Weyerhaeuser Co.	3,707	97,642
		3,624,352
Utilities (3.4%):
AES Corp.	3,289	59,465
Alliant Energy Corp.	1,172	55,236
Ameren Corp.	1,215	89,363
American Electric Power Co., Inc.	2,450	205,188
American Water Works Co., Inc.	898	93,625
Atmos Energy Corp.	580	59,699
CenterPoint Energy, Inc.	2,489	76,412
CMS Energy Corp.	1,407	78,145
Consolidated Edison, Inc.	1,594	135,187
Dominion Resources, Inc.	3,969	304,265
DTE Energy Co.	903	112,640
Duke Energy Corp.	3,610	324,900
Edison International	1,618	100,187
Entergy Corp.	941	89,988
Evergy, Inc.	1,265	73,433
Eversource Energy	1,574	111,675
Exelon Corp.	4,816	241,426
FirstEnergy Corp.	2,501	104,067
NextEra Energy, Inc.	2,375	459,135
NiSource, Inc.	1,850	53,021
NRG Energy, Inc.	1,395	59,260
Pinnacle West Capital Corp.	557	53,238
PPL Corp.	3,580	113,629
Public Service Enterprise Group, Inc.	2,510	149,119
Sempra Energy	1,361	171,295
The Southern Co.	5,138	265,532
WEC Energy Group, Inc.	1,567	123,918
Xcel Energy, Inc.	2,554	143,560
		3,906,608
Total Common Stocks (Cost $38,749,328)		117,289,866
Total Investments (Cost $38,749,328) — 99.2%		117,289,866
Other assets in excess of liabilities — 0.8%		958,997
NET ASSETS - 100.00%		$118,248,863

(a)      Non-income producing security.

ADR—American Depositary Receipt

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	6	6/21/19	$833,004	$851,340	$18,336

	Total unrealized appreciation				$18,336
	Total unrealized depreciation				—
	Total net unrealized appreciation				$18,336

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory Sophus Emerging Markets VIP Series	March 31, 2019
(Unaudited)

Security Description	Shares	Fair Value
Common Stocks (96.8%)

Australia (0.7%):
Materials (0.7%):
BHP Billiton Ltd., ADR(b)	5,878	$321,350

Brazil (7.3%):
Consumer Discretionary (1.5%):
BK Brasil Operacao e Assessoria a Restaurantes SA	49,300	278,437
Lojas Renner SA	33,600	375,927
		654,364
Consumer Staples (0.6%):
Atacadao Distribuicao Comercio E Industria Ltd.	55,400	284,302

Energy (1.7%):
Cosan Ltd.	19,647	227,709
Petroleo Brasileiro SA, ADR	35,120	559,110
		786,819
Financials (0.9%):
Banco Bradesco SA, ADR	35,436	386,607

Health Care (0.7%):
Odontoprev SA	77,000	322,571

Industrials (0.5%):
Companhia de Locacao das Americas	23,700	236,043

Materials (0.3%):
Vale SA, ADR	10,258	133,969

Real Estate (0.6%):
Multiplan Empreendimentos Imobiliarios SA	43,800	261,695

Utilities (0.5%):
Cia de Saneamento Basico do Estado de Sao Paulo	23,000	246,756
		3,313,126
Chile (0.7%):
Real Estate (0.7%):
Parque Arauco SA	114,545	306,499

China (28.6%):
Communication Services (7.7%):
Momo, Inc., ADR(c)	7,895	301,905
NetEase, Inc., ADR	1,093	263,905
Tencent Holdings Ltd.	57,230	2,631,965
YY, Inc., ADR(b)(c)	3,202	269,000
		3,466,775
Consumer Discretionary (6.0%):
Alibaba Group Holding Ltd., ADR(c)	12,572	2,293,761
Baozun, Inc., ADR(b)(c)	6,203	257,673
Xtep International Holdings Ltd.	214,500	153,451
		2,704,885
Consumer Staples (2.1%):
Ausnutria Dairy Corp. Ltd.	184,000	245,697
Want Want China Holdings Ltd.	441,000	366,868
Wuliangye Yibin Co., Ltd.	23,500	331,762
		944,327
Energy (0.6%):
PetroChina Co. Ltd.	442,000	289,348

Financials (6.4%):
China Construction Bank Corp.	1,288,638	1,106,162
China Merchants Bank Co. Ltd., Class H	154,500	752,707

Security Description	Shares	Fair Value
Ping An Insurance Group Co. of China Ltd.	91,500	$1,030,160
		2,889,029
Health Care (0.4%):
3SBio, Inc.(a)	94,000	184,887

Industrials (1.9%):
China Railway Construction Corp. Ltd.	429,000	563,084
Zoomlion Heavy Industry Science And Technology Co.	563,800	279,742
		842,826
Information Technology (0.7%):
BYD Electronic (International) Co. Ltd.(b)	243,000	314,257

Materials (1.3%):
Angang Steel Co. Ltd.	284,000	208,086
Anhui Conch Cement Co. Ltd.	62,500	382,444
		590,530
Real Estate (1.5%):
China Sce Property Holdings	617,000	322,095
Sunac China Holdings Ltd.	76,000	379,533
		701,628
		12,928,492
Greece (0.9%):
Communication Services (0.6%):
Hellenic Telecommunications Organization SA	19,292	258,324

Industrials (0.3%):
Mytilineos Holdings SA	14,765	149,311
		407,635
Hong Kong (6.8%):
Consumer Discretionary (1.0%):
Pacific Textiles Holdings	259,000	232,990
Xinyi Glass Holdings Ltd.	198,000	227,371
		460,361
Energy (2.0%):
CNOOC Ltd.	281,000	523,430
Kunlun Energy Co. Ltd.	334,000	349,636
		873,066
Financials (0.9%):
Hong Kong Exchanges and Clearing Ltd.	11,600	405,300

Health Care (0.6%):
CSPC Pharmaceutical Group Ltd.	150,000	279,480

Industrials (0.1%):
CIMC Enric Holdings Ltd.	34,000	34,992

Information Technology (0.5%):
Kingboard Laminates Holdings Ltd.	218,500	230,340

Real Estate (1.7%):
Shimao Property Holdings Ltd.	248,500	778,786
		3,062,325
Hungary (0.6%):
Financials (0.6%):
OTP Bank Public Co. Ltd.	6,451	284,578

India (10.1%):
Consumer Discretionary (1.1%):
Aditya Birla Fashion And Retail Ltd.(c)	54,722	174,115

Security Description	Shares	Fair Value
Jubilant Foodworks, Ltd.	15,103	314,705
		488,820
Consumer Staples (1.0%):
Nestle India Ltd.	1,810	286,184
Radico Khaitan Ltd.	29,012	165,371
		451,555
Energy (1.6%):
Reliance Industries Ltd.	36,415	716,736

Financials (2.4%):
Cholamandalam Investment and Finance Co. Ltd.	11,950	250,618
Housing Development Finance Corp, Ltd.	15,966	453,530
Indusind Bank Ltd.	7,578	194,727
Rec, Ltd.	84,232	185,724
		1,084,599
Health Care (0.1%):
Jubilant Life Sciences Ltd.	6,883	66,055

Industrials (1.6%):
Adani Ports And Special Economic Zone	50,310	274,515
Larsen & Toubro Ltd.	22,252	445,181
		719,696
Information Technology (1.5%):
HCL Technologies Ltd.	18,019	283,130
Infosys Technologies, ADR(b)	37,312	407,820
		690,950
Utilities (0.8%):
Mahanagar Gas Ltd.	22,393	340,659
		4,559,070
Indonesia (2.3%):
Consumer Staples (0.5%):
PT Indofood CBP Sukses Makmur TBK	323,900	212,518

Financials (1.8%):
Bank Tabungan Pensiunan Nasional Syariah TBK PT(c)	1,545,000	239,882
PT Bank Negara Indonesia Persero TBK(c)	895,000	592,561
		832,443
		1,044,961
Korea, Republic Of (11.9%):
Communication Services (0.4%):
Innocean Worldwide, Inc.	2,846	175,096

Consumer Discretionary (1.9%):
Fila Korea Ltd.	8,845	608,419
Hyundai Mobis Co. Ltd.	1,350	248,279
		856,698
Consumer Staples (0.5%):
Neopharm Co. Ltd.	4,500	234,755

Energy (0.5%):
SK Innovation Co. Ltd.	1,558	246,487

Financials (0.7%):
Hana Financial Group, Inc.	9,983	320,562

Health Care (0.5%):
Samsung Biologics Co., Ltd.(a)(c)	764	215,672

Industrials (0.8%):
Samsung Engineering Co., Ltd.(c)	25,416	361,657

Information Technology (6.6%):
Samsung Electro-Mechanics Co. Ltd.	2,950	272,883

Security Description	Shares	Fair Value
Samsung Electronics Co. Ltd.	56,373	2,223,712
SK Hynix, Inc.	7,595	498,020
		2,994,615
		5,405,542
Malaysia (0.5%):
Financials (0.5%):
Ammb Holdings Berhad	204,700	229,039

Mexico (2.1%):
Consumer Discretionary (0.3%):
El Puerto de Liverpool Sab de CV	24,754	157,019

Financials (1.0%):
Grupo Financiero Banorte SAB de CV	87,645	476,642

Materials (0.5%):
Alpek SAB de CV	158,998	212,525

Real Estate (0.3%):
Corporacion Inmobiliaria Vesta SAB de CV	85,541	123,727
		969,913
Philippines (0.7%):
Financials (0.1%):
Metro Pacific Investments Co.	644,000	59,520

Real Estate (0.6%):
Megaworld Corp.	2,205,100	243,638
		303,158
Russian Federation (3.5%):
Energy (1.9%):
LUKOIL PJSC, ADR	9,488	848,491
		848,491
Financials (0.7%):
Sberbank of Russia PJSC, ADR	25,244	335,129

Materials (0.6%):
ALROSA AO	184,820	260,368

Utilities (0.3%):
Inter RAO UES PJSC	2,571,000	146,505
		1,590,493
Saudi Arabia (0.9%):
Financials (0.9%):
Al Rajhi Bank	13,757	391,526

South Africa (5.3%):
Communication Services (1.5%):
Naspers Ltd.	2,814	655,954

Consumer Discretionary (0.5%):
The Foschini Group Ltd.	19,873	225,583

Consumer Staples (0.5%):
The SPAR Group Ltd.	16,146	215,172

Financials (1.6%):
Absa Group Ltd.	24,884	263,415
Capitec Bank Holdings Ltd.	2,537	237,751
Nedbank Group Ltd.	13,642	238,478
		739,644
Materials (0.7%):
AngloGold Ashanti, Ltd.	23,814	313,195

Security Description	Shares	Fair Value
Real Estate (0.5%):
Growthpoint Properties, Ltd.	140,211	$237,423
		2,386,971
Switzerland (0.2%):
Materials (0.2%):
Ferrexpo PLC	33,139	106,941

Taiwan (9.2%):
Financials (0.9%):
Yuanta Financial Holding Co. Ltd.	702,000	400,455

Industrials (0.7%):
Far Eastern New Century Corp.	325,000	321,776

Information Technology (7.6%):
Chipbond Technology Corp.	71,000	164,282
Elite Material Co. Ltd.	72,000	249,565
Globalwafers Co. Ltd.	31,000	306,281
King Yuan Electronics Co. Ltd.	91,000	77,719
Largan Precision Co. Ltd.	3,000	449,988
Taiwan Semiconductor Manufacturing Co. Ltd.	251,259	2,012,511
Utechzone Co. Ltd.	77,000	200,021
		3,460,367
		4,182,598
Thailand (2.9%):
Consumer Discretionary (0.4%):
Com7 PCL	317,400	179,505

Consumer Staples (0.5%):
CP All PCL	100,700	237,320

Energy (0.9%):
PTT Exploration & Production	104,200	412,065

Financials (0.6%):
TMB Bank Public Corp.	3,846,400	247,235

Materials (0.5%):
Indorama Ventures	140,800	221,088
		1,297,213
United Arab Emirates (0.7%):
Financials (0.7%):
National Bank of Abu Dhabi PJSC	71,989	299,480

United Kingdom (0.9%):
Materials (0.9%):
Anglo American PLC	15,256	407,965
Total Common Stocks (Cost $37,033,054)		43,798,875

Preferred Stocks (1.9%)

Brazil (1.9%):
Financials (1.5%):
Itau Unibanco Holding S.A.	74,850	658,293

Industrials (0.4%):
Randon SA Implementos e Participacoes	79,800	197,727
		856,020
Total Preferred Stocks (Cost $769,450)		856,020

Security Description	Shares or Principal Amount	Fair Value
Collateral for Securities Loaned^ (3.3%)

United States (3.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(d)	240,119	$240,119
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(d)	9,637	9,637
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(d)	432,992	432,992
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(d)	134,461	134,461
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(d)	360,154	360,154
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(d)	312,142	312,142
Total Collateral for Securities Loaned (Cost $1,489,505)		1,489,505
Total Investments (Cost $39,292,009) — 102.0%		46,144,400
Liabilities in excess of other assets — (2.0)%		(886,730)
NET ASSETS - 100.00%		$45,257,670

^	Purchased with cash collateral from securities on loan.
(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2019, the fair value of these securities was $400,559 and amounted to 0.01% of net assets.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

PCL—Public Company Limited

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Discovery Fund	March 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.3%)

Banks (23.4%):
Atlantic Capital Bancshares, Inc.(a)	60,683	$1,082
Bridge Bancorp, Inc.(b)	36,800	1,078
Carolina Financial Corp.	21,326	738
Civista Bancshares, Inc.	44,500	971
Financial Institutions, Inc.	28,700	780
First BanCorp	13,200	459
First Bank Williamstown NJ	69,100	797
First Foundation, Inc.(b)	85,527	1,161
First Internet Bancorp	35,900	694
First Mid-Illinois Bancshares, Inc.	31,800	1,060
Franklin Financial Network, Inc.	40,800	1,184
German American BanCorp	46,650	1,372
HarborOne BanCorp, Inc.(a)	60,000	1,032
Heritage Commerce Corp.	87,500	1,059
Heritage Financial Corp.	55,000	1,657
Hometrust Bancshares, Inc.	53,050	1,337
Howard BanCorp, Inc.(a)	62,500	926
Independent Bank Corp.	66,000	1,418
Mercantile Bank Corp.	46,500	1,520
Old Line Bancshares, Inc.	40,700	1,015
Origin BanCorp, Inc.	32,500	1,107
Peoples BanCorp, Inc.	43,750	1,355
People’s Utah Bancorp	28,550	753
Qcr Holdings, Inc.	35,000	1,187
SB One BanCorp	43,300	940
Smartfinancial, Inc.(a)	51,000	964
Southern National BanCorp of Virginia, Inc.	94,000	1,377
Trico Bancshares	35,000	1,375
Univest Corp. of Pennsylvania	55,200	1,350
Washington Trust BanCorp, Inc.	28,050	1,351
		33,099
Capital Markets (1.5%):
Cowen Group, Inc., Class A(a)(b)	91,900	1,332
Diamond Hill Investment Group, Inc.	6,000	840
		2,172
Communication Services (1.5%):
Entravision Communications Corp., Class A	171,657	556
Marcus Corp.	40,314	1,615
		2,171
Consumer Discretionary (11.5%):
Carrols Restaurant Group, Inc.(a)(b)	167,900	1,674
Hibbett Sports, Inc.(a)	33,073	754
K12, Inc.(a)	52,200	1,782
M/I Homes, Inc.(a)	45,100	1,201
Malibu Boats, Inc., Class A(a)	47,650	1,886
MarineMax, Inc.(a)(b)	82,200	1,575
Modine Manufacturing Co.(a)	96,000	1,332
Motorcar Parts of America, Inc.(a)(b)	74,900	1,413
Ruth’s Hospitality Group, Inc.(b)	72,400	1,853
Tower International, Inc.	43,700	919
Unifi, Inc.(a)	44,100	853
Zumiez, Inc.(a)	45,422	1,131
		16,373
Consumer Finance (0.9%):
Ezcorp, Inc.(a)(b)	141,700	1,321

Energy (4.8%):
Earthstone Energy, Inc., Class A(a)	152,000	1,076
Matrix Service Co.(a)	60,400	1,183
Natural Gas Services Group, Inc.(a)	56,432	977
Newpark Resources, Inc.(a)	202,000	1,849
Ring Energy, Inc.(a)(b)	93,880	551

Security Description	Shares	Value
Solaris Oilfield Infrastructure, Inc., Class A	71,696	$1,179
		6,815
Health Care (5.0%):
Addus HomeCare Corp.(a)(b)	23,300	1,481
Capital Senior Living Corp.(a)	157,400	628
Invacare Corp.(b)	76,408	640
Orthofix Medical, Inc.(a)	28,350	1,599
RadNet, Inc.(a)	57,520	713
RTI Surgical, Inc.(a)	327,000	1,965
		7,026
Industrials (15.7%):
Columbus McKinnon Corp.	41,800	1,436
Covenant Transport Group, Inc., Class A(a)	52,382	994
CRA International, Inc.	22,400	1,132
Daseke, Inc.(a)	96,066	489
Ducommon, Inc.(a)	44,000	1,915
DXP Enterprise, Inc.(a)	26,300	1,024
Eagle Bulk Shipping, Inc.(a)	231,400	1,076
Echo Global Logistics, Inc.(a)	43,908	1,088
Foundation Building Materials, Inc.(a)	100,300	987
Global Brass & Copper Holdings, Inc.	30,700	1,057
Great Lakes Dredge & Dock Corp.(a)	109,868	979
Kelly Services, Inc., Class A	65,250	1,440
MYR Group, Inc.(a)	28,000	970
NN, Inc.(b)	111,400	834
Park-Ohio Holdings Corp.	22,801	738
SP Plus Corp.(a)	40,000	1,365
Spartan Motors, Inc.	121,500	1,073
Team, Inc.(a)(b)	63,500	1,111
Titan International, Inc.	200,000	1,194
Triumph Group, Inc.	38,395	732
USA Truck, Inc.(a)	35,724	516
		22,150
Information Technology (11.1%):
ADTRAN, Inc.	61,182	838
Axcelis Technologies, Inc.(a)(b)	66,840	1,345
Cohu, Inc.	41,355	610
Control4 Corp.(a)(b)	32,400	549
Diebold, Inc.(a)	76,000	841
Digi International, Inc.(a)	92,950	1,178
Extreme Networks, Inc.(a)	152,000	1,138
FormFactor, Inc.(a)	109,000	1,754
Harmonic, Inc.(a)(b)	293,500	1,591
I3 Verticals, Inc.(a)	58,800	1,413
Infinera Corp.(a)(b)	156,829	681
Perficient, Inc.(a)	42,069	1,152
Photronics, Inc.(a)	94,700	895
Rudolph Technologies, Inc.(a)	34,098	777
ScanSource, Inc.(a)	30,000	1,074
		15,836
Insurance (1.8%):
HCI Group, Inc.(b)	26,500	1,132
Heritage Insurance Holdings, Inc.	99,550	1,454
		2,586

Materials (5.0%):
Haynes International, Inc.	38,500	1,264
Koppers Holdings, Inc.(a)	45,800	1,190
Rayonier Advanced Materials, Inc.	103,000	1,397
Ryerson Holding Corp.(a)	88,850	761
Schnitzer Steel Industries, Inc.	58,000	1,392
SunCoke Energy, Inc.(a)(b)	133,000	1,129
		7,133

Security Description	Shares	Value
Real Estate (8.2%):
Bluerock Residential Growth REIT, Inc.	121,000	$1,304
Catchmark Timber Trust, Inc.	132,000	1,296
Cedar Realty Trust, Inc.	359,000	1,221
City Office REIT, Inc.	112,500	1,272
Community Healthcare Trust, Inc.	38,200	1,371
Independence Realty Trust, Inc.	62,300	672
NexPoint Residential Trust, Inc.	47,800	1,832
Umh Properties, Inc.	76,500	1,077
Urstadt Biddle Properties, Inc., Class A	69,800	1,441
		11,486
Thrifts & Mortgage Finance (6.9%):
Bridgewater Bancshares, Inc.(a)	90,000	928
First Defiance Financial Corp.	45,700	1,313
Home BanCorp, Inc.	28,774	957
Homestreet, Inc.(a)	49,490	1,304
PCSB Financial Corp.	67,300	1,317
Territorial BanCorp, Inc.(b)	30,800	829
United Community Financial Corp.	168,100	1,571
United Financial Bancorp, Inc.	103,700	1,488
		9,707
Total Common Stocks (Cost $128,683)		137,875

Collateral for Securities Loaned^ (9.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(c)	2,137,381	2,137
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(c)	3,854,754	3,855
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(c)	85,799	86
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(c)	1,197,053	1,197
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(c)	3,206,307	3,206
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(c)	2,778,874	2,779
Total Collateral for Securities Loaned (Cost $13,260)		13,260
Total Investments (Cost $141,943) — 106.6%		151,135
Liabilities in excess of other assets — (6.6)%		(9,312)
NET ASSETS - 100.00%		$141,823

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on March 31, 2019.

REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Mid-Cap Value Fund	March 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)

Communication Services (2.2%):
CBS Corp., Class B	10,650	$506
Cinemark Holdings, Inc.(a)	17,650	706
TEGNA, Inc.	40,914	577
		1,789
Consumer Discretionary (8.8%):
Advance Auto Parts, Inc.	3,100	529
Aramark	23,783	703
Brunswick Corp.	13,044	657
Caesars Entertainment Corp.(b)	66,626	579
D.R. Horton, Inc.	18,523	766
Kohl’s Corp.	9,024	621
Ralph Lauren Corp.	6,350	824
Royal Caribbean Cruises Ltd.	6,855	786
Tapestry, Inc.	19,189	623
The Gap, Inc.	19,265	504
Wyndham Worldwide Corp.	13,915	563
		7,155
Consumer Staples (5.7%):
BJ’s Wholesale Club Holdings, Inc.(b)	29,252	802
Conagra Brands, Inc.	28,200	782
Lamb Weston Holdings, Inc.	8,579	643
Post Holdings, Inc.(b)	6,925	758
Tyson Foods, Inc., Class A	12,950	899
US Foods Holding Corp.(b)	21,353	745
		4,629
Energy (5.8%):
Diamondback Energy, Inc.	7,265	738
Hess Corp.	11,286	680
HollyFrontier Corp.	10,569	521
Marathon Oil Corp.	43,286	723
Noble Energy, Inc.	27,694	685
The Williams Cos., Inc.	21,625	621
WPX Energy, Inc.(b)	62,810	823
		4,791
Financials (17.1%):
Affiliated Managers Group, Inc.(a)	6,500	696
Ally Financial, Inc.	40,000	1,100
American Financial Group, Inc.	9,227	888
Arthur J. Gallagher & Co.	12,110	945
CIT Group, Inc.	21,238	1,020
Comerica, Inc.	11,758	862
Everest Re Group Ltd.	3,400	734
FNF Group	18,935	692
Hanover Insurance Group, Inc.	5,700	651
Huntington Bancshares, Inc.	64,450	817
Lincoln National Corp.	13,349	784
LPL Financial Holdings, Inc.	9,126	636
Raymond James Financial, Inc.	9,125	734
SunTrust Banks, Inc.	12,040	713
Synovus Financial Corp.	24,195	831
Voya Financial, Inc.(a)	19,480	973
Zions BanCorp	22,317	1,013
		14,089
Health Care (6.8%):
Cardinal Health, Inc.	13,100	631
Encompass Health Corp.	11,125	650
Hill-Rom Holdings, Inc.	7,006	742
Hologic, Inc.(b)	14,407	697
Laboratory Corp. of America Holdings(b)	6,805	1,040
Perrigo Co. PLC	13,767	663

Security Description	Shares	Value
Zimmer Biomet Holdings, Inc.	9,595	$1,225
		5,648
Industrials (12.9%):
Beacon Roofing Supply, Inc.(b)	16,175	520
Cummins, Inc.	6,334	1,000
Dycom Industries, Inc.(b)	10,593	487
Huntington Ingalls Industries, Inc.	4,345	900
Kansas City Southern	7,825	907
L3 Technologies, Inc.	3,976	821
Old Dominion Freight Line, Inc.	3,987	576
Oshkosh Corp.(a)	8,971	674
Parker-Hannifin Corp.	5,908	1,014
Quanta Services, Inc.	22,475	848
Republic Services, Inc., Class A	7,642	614
Stanley Black & Decker, Inc.	8,025	1,092
Timken Co.	11,222	490
United Continental Holdings, Inc.(b)	9,245	738
		10,681
Information Technology (11.4%):
Analog Devices, Inc.	7,935	835
Avnet, Inc.	12,351	536
Flextronics International Ltd.(b)	72,504	725
Leidos Holdings, Inc.	7,678	492
Motorola Solutions, Inc.	4,925	692
NCR Corp.(b)	24,571	671
Nuance Communications, Inc.(b)	45,075	763
ON Semiconductor Corp.(b)	26,405	543
Qorvo, Inc.(b)	10,650	764
Symantec Corp.	36,813	846
SYNNEX Corp.	7,240	690
Teradata Corp.(a)(b)	2,436	106
Teradyne, Inc.	14,330	571
Worldpay, Inc.(b)	10,000	1,135
		9,369
Materials (6.1%):
Allegheny Technologies, Inc.(a)(b)	24,999	639
Cabot Corp.	14,900	620
Carpenter Technology Corp.	16,338	750
FMC Corp.	11,037	848
Nucor Corp.	12,550	732
Sonoco Products Co.	11,922	734
The Mosaic Co.	24,350	665
		4,988
Real Estate (11.7%):
Alexandria Real Estate Equities, Inc.	8,700	1,240
Apartment Investment & Management Co.(b)	14,981	753
Camden Property Trust	10,670	1,083
Duke Realty Investments, Inc.	37,554	1,148
HCP, Inc.	35,512	1,112
Host Hotels & Resorts, Inc.	56,650	1,071
Kimco Realty Corp.	50,560	935
Site Centers Corp.	48,950	667
Welltower, Inc.	9,390	729
Weyerhaeuser Co.	31,100	819
		9,557
Utilities (9.6%):
Alliant Energy Corp.	18,624	878
Atmos Energy Corp.	7,074	728
DTE Energy Co.	8,370	1,044
Edison International	11,975	741
Evergy, Inc.	13,712	796
FirstEnergy Corp.	21,771	906
Pinnacle West Capital Corp.	8,096	774

Security Description	Shares	Value
PPL Corp.	40,050	1,271
UGI Corp.	11,672	$647
		7,785
Total Common Stocks (Cost $75,727)		80,481

Collateral for Securities Loaned^ (3.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(c)	415,257	415
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(c)	748,809	749
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(c)	16,667	17
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(c)	232,499	232
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(c)	622,845	623
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(c)	539,813	540
Total Collateral for Securities Loaned (Cost $2,576)		2,576
Total Investments (Cost $78,303) — 101.2%		83,057
Liabilities in excess of other assets — (1.2)%		(992)
NET ASSETS - 100.00%		$82,065

^                            Purchased with cash collateral from securities on loan.

(a)                   All or a portion of this security is on loan.

(b)                   Non-income producing security.

(c)                    Rate disclosed is the daily yield on March 31, 2019.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small-Cap Value Fund	March 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.3%)

Communication Services (2.6%):
AMC Entertainment Holdings, Inc., Class A(a)	894,101	$13,277
Gray Television, Inc.(b)	797,280	17,029
Lions Gate Entertainment	763,300	11,526
TEGNA, Inc.	1,160,816	16,368
		58,200
Consumer Discretionary (8.2%):
Adtalem Global Education, Inc.(b)	495,791	22,965
American Eagle Outfitters, Inc.	825,581	18,303
Asbury Automotive Group, Inc.(b)	280,002	19,421
Brunswick Corp.	322,886	16,251
Caleres, Inc.	685,147	16,916
Cooper Tire & Rubber Co.(a)	495,972	14,825
G-III Apparel Group Ltd.(b)	454,410	18,158
Helen of Troy Ltd.(b)	101,600	11,782
Jack in the Box, Inc.	172,241	13,962
Meritage Homes Corp.(b)	369,700	16,529
Penn National Gaming, Inc.(b)	990,777	19,914
		189,026
Consumer Staples (3.8%):
BJ’s Wholesale Club Holdings, Inc.(b)	540,800	14,818
Cott Corp.(a)	900,718	13,159
Energizer Holdings, Inc.	287,254	12,906
Lancaster Colony Corp.	79,821	12,507
Performance Food Group Co.(b)	492,686	19,530
Sanderson Farms, Inc.(a)	95,700	12,617
		85,537
Energy (5.6%):
Callon Petroleum Co.(a)(b)	3,084,536	23,288
Delek US Holdings, Inc.	444,453	16,187
Golar LNG Ltd.(a)	872,954	18,410
Helix Energy Solutions Group, Inc.(b)	2,591,802	20,501
Magnolia Oil & Gas Corp.(a)(b)	1,852,094	22,225
Oasis Petroleum, Inc.(b)	2,373,312	14,335
PDC Energy, Inc.(b)	352,800	14,352
		129,298
Financials (24.9%):
American Equity Investment Life Holding Co.	617,631	16,688
BancorpSouth Bank(a)	893,453	25,212
BankUnited, Inc.	649,905	21,707
Berkshire Hills Bancorp, Inc.(a)	608,300	16,570
Cadence BanCorp(a)	1,163,505	21,583
Centerstate Banks, Inc.	899,820	21,425
Eagle Bancorp, Inc.(a)(b)	402,985	20,230
eHealth, Inc.(b)	187,800	11,707
First Commonwealth Financial Corp.	1,211,380	15,263
First Financial Bancorp	702,168	16,894
FNB Corp.	1,069,439	11,336
Fulton Financial Corp.(a)	1,127,948	17,461
Hancock Holding Co.	544,486	21,997
Hanover Insurance Group, Inc.	174,067	19,873
IBERIABANK Corp.	247,193	17,726
Kemper Corp.	274,259	20,882
LegacyTexas Financial Group, Inc.(a)	455,296	17,024
LPL Financial Holdings, Inc.	312,938	21,796
Oceanfirst Financial Corp.(a)	798,028	19,201
Pacific Premier Bancorp, Inc.(a)	610,994	16,210
PacWest Bancorp(a)	303,400	11,411
People’s United Financial, Inc.(a)	1,070,718	17,603
Piper Jaffray	178,213	12,979
Primerica, Inc.	189,880	23,195
Prosperity Bancshares, Inc.	159,800	11,036
RLI Corp.(a)	262,113	18,807

Security Description	Shares	Value
Sterling BanCorp	771,279	14,369
Stifel Financial Corp.(a)	506,039	$26,699
Synovus Financial Corp.	501,998	17,249
United Community Banks, Inc.	855,316	21,323
Western Alliance BanCorp(b)	598,023	24,543
		569,999
Health Care (4.0%):
Brookdale Senior Living, Inc.(b)	1,524,126	10,029
CONMED Corp.(a)	235,824	19,616
Endo International PLC(a)(b)	771,700	6,197
Magellan Health, Inc.(b)	381,606	25,155
Orthofix Medical, Inc.(b)	226,800	12,794
Select Medical Holdings Corp.(b)	1,231,067	17,346
		91,137
Industrials (13.2%):
Aerojet Rocketdyne Holdings, Inc.(a)(b)	429,467	15,259
Beacon Roofing Supply, Inc.(a)(b)	459,272	14,770
Clean Harbors, Inc.(b)	173,000	12,375
Continental Building Products, Inc.(b)	653,200	16,193
Curtiss-Wright Corp.	99,600	11,289
Dycom Industries, Inc.(a)(b)	371,422	17,063
EMCOR Group, Inc.	358,456	26,196
EnerSys	200,786	13,083
Genesee & Wyoming, Inc., Class A(a)(b)	132,304	11,529
GMS, Inc.(b)	262,240	3,965
Hub Group, Inc., Class A(b)	279,952	11,436
KBR, Inc.	911,189	17,395
Meritor, Inc.(b)	877,978	17,867
Saia, Inc.(b)	302,081	18,457
SkyWest, Inc.	442,401	24,018
Spirit Airlines, Inc.(b)	217,475	11,496
Team, Inc.(a)(b)	638,282	11,170
The Greenbrier Cos., Inc.(a)	365,543	11,781
Timken Co.	609,723	26,596
Triumph Group, Inc.	615,700	11,735
		303,673
Information Technology (12.8%):
Anixter International, Inc.(b)	308,907	17,333
CACI International, Inc., Class A(b)	70,100	12,760
Ciena Corp.(b)	491,900	18,367
Conduent, Inc.(b)	986,800	13,647
Diodes, Inc.(a)(b)	446,656	15,499
Flextronics International Ltd.(b)	2,096,896	20,969
FormFactor, Inc.(a)(b)	1,106,676	17,806
NCR Corp.(b)	791,539	21,601
Nuance Communications, Inc.(b)	920,645	15,587
Perspecta, Inc.	978,728	19,790
Plexus Corp.(b)	349,500	21,302
Sanmina Corp.(b)	432,585	12,480
Synaptics, Inc.(a)(b)	146,000	5,804
SYNNEX Corp.	238,825	22,781
Teradata Corp.(a)(b)	68,714	2,999
TTM Technologies, Inc.(b)	1,527,930	17,923
Verint Systems, Inc.(b)	424,746	25,425
Viavi Solutions, Inc.(b)	1,162,500	14,392
		296,465
Materials (4.2%):
Allegheny Technologies, Inc.(a)(b)	765,930	19,585
Carpenter Technology Corp.(a)	346,379	15,881
Greif, Inc., Class A	272,400	11,237
Ingevity Corp.(b)	181,321	19,149
Louisiana Pacific Corp.	722,700	17,619
Orion Engineered Carbons SA	672,906	12,778
		96,249

Security Description	Shares	Value
Real Estate (10.6%):
Americold Realty Trust	609,884	$18,608
Cousins Properties, Inc.	1,642,261	15,864
DiamondRock Hospitality Co.	1,917,741	20,769
First Industrial Realty Trust, Inc.	777,797	27,504
Kite Realty Group Trust(a)	1,075,498	17,197
Mack Cali Realty Corp.	1,106,835	24,572
Pennsylvania Real Estate Invesment Trust(a)	1,160,305	7,298
Physicians Realty Trust(a)	873,282	16,426
Site Centers Corp.(a)	1,401,921	19,094
Stag Industrial, Inc.	844,537	25,041
Summit Hotel Properties, Inc.	1,465,905	16,726
Sunstone Hotel Investors, Inc.	1,018,742	14,670
Tier REIT, Inc.	566,023	16,222
		239,991
Utilities (7.4%):
ALLETE, Inc.	349,569	28,745
Black Hills Corp.(a)	338,723	25,089
New Jersey Resources Corp.	387,485	19,293
NorthWestern Corp.	288,591	20,320
ONE Gas, Inc.	238,301	21,216
PNM Resources, Inc.	572,375	27,096
Southwest Gas Corp.	350,070	28,797
		170,556
Total Common Stocks (Cost $2,034,726)		2,230,131

Exchange-Traded Funds (0.5%)
iShares Russell 2000 Value Index Fund	95,534	11,455
Total Exchange-Traded Funds (Cost $11,255)		11,455

Security Description	Shares	Value
Collateral for Securities Loaned^ (5.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(c)	18,922,636	18,923
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(c)	34,122,085	34,122
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(c)	759,485	759
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(c)	10,596,253	10,596
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(c)	28,382,063	28,382
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(c)	24,598,501	24,599
Total Collateral for Securities Loaned (Cost $117,381)		117,381
Total Investments (Cost $2,163,362) — 102.9%		2,358,967
Liabilities in excess of other assets — (2.9)%		(65,654)
NET ASSETS - 100.00%		$2,293,313

^                            Purchased with cash collateral from securities on loan.

(a)                   All or a portion of this security is on loan.

(b)                   Non-income producing security.

(c)                    Rate disclosed is the daily yield on March 31, 2019.

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small/Mid-Cap Value Fund	March 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.8%)

Communication Services (2.4%):
Cinemark Holdings, Inc.	30,050	$1,202
Lions Gate Entertainment	64,135	968
TEGNA, Inc.	65,361	922
		3,092
Consumer Discretionary (8.7%):
American Eagle Outfitters, Inc.	41,628	923
Aramark	37,204	1,100
Brunswick Corp.	21,831	1,099
Caesars Entertainment Corp.(a)	107,620	935
Caleres, Inc.	28,434	702
G-III Apparel Group Ltd.(a)	20,217	808
Kohl’s Corp.	16,840	1,158
PulteGroup, Inc.	31,935	893
Ralph Lauren Corp.	10,050	1,303
The Gap, Inc.	30,354	795
Wyndham Hotels & Resorts, Inc.	16,050	802
Wyndham Worldwide Corp.	21,097	854
		11,372
Consumer Staples (4.0%):
Energizer Holdings, Inc.	16,175	727
Lamb Weston Holdings, Inc.	15,889	1,191
Lancaster Colony Corp.	4,275	670
Performance Food Group Co.(a)	34,999	1,387
Post Holdings, Inc.(a)	10,411	1,139
		5,114
Energy (5.0%):
Delek US Holdings, Inc.	24,485	892
Diamondback Energy, Inc.	13,129	1,333
Helix Energy Solutions Group, Inc.(a)	144,518	1,143
HollyFrontier Corp.	15,610	769
Parsley Energy, Inc., Class A(a)	53,587	1,034
WPX Energy, Inc.(a)	102,562	1,345
		6,516
Financials (23.5%):
Affiliated Managers Group, Inc.	9,116	976
Agnc Investment Corp.	87,046	1,567
Ally Financial, Inc.	69,797	1,919
American Equity Investment Life Holding Co.	20,980	567
American Financial Group, Inc.	18,178	1,750
Arthur J. Gallagher & Co.	15,878	1,240
Assurant, Inc.(b)	9,781	928
BankUnited, Inc.	45,659	1,524
CIT Group, Inc.	27,177	1,304
Comerica, Inc.	16,756	1,229
Eagle Bancorp, Inc.(a)(b)	22,562	1,133
Everest Re Group Ltd.	3,473	750
FNB Corp.	60,439	641
Hancock Holding Co.	22,850	923
Hanover Insurance Group, Inc.	8,715	995
IBERIABANK Corp.	12,853	922
LPL Financial Holdings, Inc.	10,884	758
PacWest Bancorp(b)	24,568	924
People’s United Financial, Inc.	58,291	958
Primerica, Inc.	8,501	1,038
Raymond James Financial, Inc.	11,199	901
Sterling BanCorp	52,252	973
Stifel Financial Corp.(b)	17,667	932
Synovus Financial Corp.	37,525	1,289
Voya Financial, Inc.(b)	31,373	1,567
Western Alliance BanCorp(a)	29,327	1,204
Zions BanCorp	29,390	1,334
		30,246

Security Description	Shares	Value
Health Care (5.1%):
Brookdale Senior Living, Inc.(a)	76,349	$502
Encompass Health Corp.	17,741	1,036
Hill-Rom Holdings, Inc.	11,260	1,192
Hologic, Inc.(a)	22,733	1,100
Magellan Health, Inc.(a)	16,884	1,113
Perrigo Co. PLC	13,289	640
Steris PLC	8,413	1,077
		6,660
Industrials (14.6%):
Acuity Brands, Inc.	6,744	809
Alaska Air Group, Inc.	12,417	697
Beacon Roofing Supply, Inc.(a)	25,425	818
Clean Harbors, Inc.(a)	9,784	700
Continental Building Products, Inc.(a)	35,971	892
Curtiss-Wright Corp.	8,398	952
Dycom Industries, Inc.(a)	19,063	876
EMCOR Group, Inc.	15,033	1,099
EnerSys	15,396	1,004
Genesee & Wyoming, Inc., Class A(a)	12,225	1,065
Huntington Ingalls Industries, Inc.	8,162	1,691
Kirby Corp.(a)	12,225	918
Knight-Swift Transportation Holdings, Inc.(b)	25,526	834
Meritor, Inc.(a)	55,997	1,140
Old Dominion Freight Line, Inc.	6,002	867
Oshkosh Corp.	15,182	1,141
Quanta Services, Inc.	30,207	1,139
SkyWest, Inc.	17,912	972
Timken Co.	33,418	1,457
		19,071
Information Technology (10.6%):
Avnet, Inc.	19,100	828
Ciena Corp.(a)	22,414	837
Cypress Semiconductor Corp.(b)	67,727	1,010
Flextronics International Ltd.(a)	116,350	1,164
Leidos Holdings, Inc.	17,372	1,113
NCR Corp.(a)	41,126	1,122
Nuance Communications, Inc.(a)	81,973	1,388
ON Semiconductor Corp.(a)	43,219	889
Plexus Corp.(a)	16,460	1,003
SYNNEX Corp.	11,826	1,129
Teradata Corp.(a)(b)	4,530	198
Teradyne, Inc.	21,652	863
Verint Systems, Inc.(a)	22,065	1,321
Viavi Solutions, Inc.(a)	65,011	805
		13,670
Materials (5.3%):
Allegheny Technologies, Inc.(a)(b)	42,930	1,098
Carpenter Technology Corp.	21,579	989
Greif, Inc., Class A	22,941	946
Ingevity Corp.(a)	10,153	1,072
Louisiana Pacific Corp.	37,905	924
Orion Engineered Carbons SA	49,563	941
Sonoco Products Co.	16,545	1,018
		6,988
Real Estate (10.9%):
Americold Realty Trust	40,158	1,225
Apartment Investment & Management Co.(a)	35,882	1,805
Camden Property Trust	17,715	1,798
DiamondRock Hospitality Co.	95,017	1,029
Duke Realty Investments, Inc.	65,912	2,015
Highwoods Properties, Inc.	38,607	1,806
Kimco Realty Corp.	88,313	1,634
Mack Cali Realty Corp.(b)	47,362	1,051

Security Description	Shares	Value
Site Centers Corp.	120,401	$1,640
		14,003
Utilities (5.7%):
Alliant Energy Corp.	31,411	1,481
Atmos Energy Corp.	12,269	1,263
Black Hills Corp.	16,140	1,195
Pinnacle West Capital Corp.	11,366	1,086
PNM Resources, Inc.	28,956	1,371
UGI Corp.	18,652	1,033
		7,429
Total Common Stocks (Cost $120,403)		124,161

Exchange-Traded Funds (1.0%)
iShares Russell 2000 Value Index Fund	10,814	1,297
Total Exchange-Traded Funds (Cost $1,297)		1,297

Security Description	Shares	Value
Collateral for Securities Loaned^ (4.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(c)	878,064	878
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(c)	1,582,962	1,584
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(c)	35,242	35
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(c)	491,696	492
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(c)	1,317,009	1,317
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(c)	1,141,438	1,141
Total Collateral for Securities Loaned (Cost $5,447)		5,447
Total Investments (Cost $127,147) — 101.0%		130,905
Liabilities in excess of other assets — (1.0)%		(1,335)
NET ASSETS - 100.00%		$129,570

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on March 31, 2019.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Multi-Cap Fund	March 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)

Communication Services (11.9%):
Alphabet, Inc., Class A(a)	10,393	$12,232
Comcast Corp., Class A	207,850	8,310
Facebook, Inc., Class A(a)	32,300	5,384
Momo, Inc., ADR(a)	101,200	3,870
Netflix, Inc.(a)	5,500	1,961
Nexstar Broadcasting Group, Inc., Class A	36,300	3,934
The Walt Disney Co.	17,000	1,888
T-Mobile US, Inc.(a)	76,500	5,286
Verizon Communications, Inc.	48,165	2,848
		45,713
Consumer Discretionary (11.8%):
Aaron’s, Inc.	75,800	3,987
Amazon.com, Inc.(a)	5,510	9,812
Asbury Automotive Group, Inc.(a)	55,500	3,849
AutoZone, Inc.(a)	5,900	6,042
Burlington Stores, Inc.(a)	15,435	2,418
Dollar General Corp.	31,820	3,796
eBay, Inc.	63,000	2,340
O’Reilly Automotive, Inc.(a)	14,275	5,543
The Home Depot, Inc.	38,215	7,334
		45,121
Consumer Staples (2.5%):
PepsiCo, Inc.	45,600	5,588
Wal-Mart Stores, Inc.	39,665	3,869
		9,457
Energy (5.0%):
Chevron Corp.	37,910	4,670
Exxon Mobil Corp.	45,200	3,652
Occidental Petroleum Corp.	27,370	1,812
Phillips 66	55,475	5,280
Valero Energy Corp.	41,700	3,537
		18,951
Financials (17.8%):
Ally Financial, Inc.	208,065	5,720
Athene Holding Ltd., Class A(a)	77,100	3,146
Bank of America Corp.	319,870	8,826
Berkshire Hathaway, Inc., Class B(a)	31,840	6,396
Discover Financial Services	76,200	5,422
E*TRADE Financial Corp.	104,035	4,830
Essent Group Ltd.(a)	123,455	5,364
JPMorgan Chase & Co.	22,090	2,236
LPL Financial Holdings, Inc.	52,500	3,657
Nmi Holdings, Inc.(a)	96,700	2,502
Regions Financial Corp.	194,420	2,751
ServisFirst Bancshares, Inc.(b)	59,300	2,002
SVB Financial Group(a)	21,300	4,736
Synovus Financial Corp.	142,235	4,887
TD Ameritrade Holding Corp.	105,755	5,287
		67,762
Health Care (12.7%):
AbbVie, Inc.	55,250	4,453
Anthem, Inc.	22,200	6,371
Biogen, Inc.(a)	20,100	4,751
Bristol-Myers Squibb Co.	44,800	2,137
Celgene Corp.(a)	46,600	4,396
HCA Holdings, Inc.	39,300	5,124
Innoviva, Inc.(a)(b)	156,615	2,197
Johnson & Johnson	26,905	3,761
Medtronic PLC	19,100	1,740
Merck & Co., Inc.	33,025	2,747
UnitedHealth Group, Inc.	19,425	4,803

Security Description	Shares	Value
Universal Health Services, Inc., Class B	44,400	$5,939
		48,419
Industrials (12.5%):
Air Lease Corp.	139,100	4,779
Allison Transmission Holdings, Inc.	93,230	4,188
Atkore International Group, Inc.(a)	90,120	1,940
Comfort Systems USA, Inc.	92,315	4,836
Herman Miller, Inc.	147,200	5,178
Norfolk Southern Corp.	32,255	6,028
SkyWest, Inc.	82,360	4,471
Southwest Airlines Co.	93,300	4,844
The Boeing Co.	8,900	3,395
Union Pacific Corp.	23,440	3,919
United Rentals, Inc.(a)	35,540	4,060
		47,638
Information Technology (24.1%):
Apple, Inc.	66,820	12,692
Booz Allen Hamilton Holdings Corp.	103,100	5,994
Broadcom, Inc.	25,300	7,608
Cabot Microelectronics Corp.	48,600	5,441
CDW Corp. of Delaware	57,600	5,552
Cisco Systems, Inc.	173,200	9,351
Euronet Worldwide, Inc.(a)(b)	34,600	4,934
Intel Corp.	103,430	5,554
KEMET Corp.(b)	243,045	4,124
Mastercard, Inc., Class A	13,300	3,131
Microsoft Corp.	115,960	13,676
PayPal Holdings, Inc.(a)	22,400	2,326
Visa, Inc., Class A	19,500	3,046
Vishay Intertechnology, Inc.	182,480	3,370
Zebra Technologies Corp., Class A(a)	23,850	4,997
		91,796
Real Estate (0.6%):
CBRE Group, Inc., Class A(a)	45,900	2,270
Total Common Stocks (Cost $330,034)		377,127

Exchange-Traded Funds (1.0%)
iShares Russell 3000 ETF	23,700	3,951
Total Exchange-Traded Funds (Cost $3,694)		3,951

Collateral for Securities Loaned^ (1.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(c)	704,479	704
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(c)	1,270,645	1,271
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(c)	28,275	28
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(c)	394,492	394
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(c)	1,056,648	1,057
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(c)	915,786	916
Total Collateral for Securities Loaned (Cost $4,370)		4,370
Total Investments (Cost $338,098) — 101.0%		385,448
Liabilities in excess of other assets — (1.0)%		(3,993)
NET ASSETS - 100.00%		$381,455

^                          Purchased with cash collateral from securities on loan.

(a)                 Non-income producing security.

(b)                 All or a portion of this security is on loan.

(c)                  Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory S&P 500 Index Fund	March 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)

Communication Services (10.0%):
Activision Blizzard, Inc.	7,396	$337
Alphabet, Inc., Class A(a)	2,899	3,412
Alphabet, Inc., Class C(a)	2,976	3,492
AT&T, Inc.	70,539	2,212
CBS Corp., Class B	3,367	160
CenturyLink, Inc.	9,209	110
Charter Communications, Inc., Class A(a)	1,680	583
Comcast Corp., Class A	43,735	1,750
Discovery Communications, Inc., Class A(a)(b)	1,520	41
Discovery Communications, Inc., Class C(a)	3,490	89
DISH Network Corp.(a)	2,222	70
Electronic Arts, Inc.(a)	2,901	295
Facebook, Inc., Class A(a)	23,100	3,850
Fox Corp., Class A(a)	3,415	125
Fox Corp., Class B(a)	1,571	56
Netflix, Inc.(a)	4,228	1,508
News Corp., Class A	3,731	46
News Corp., Class B	1,199	15
Omnicom Group, Inc.	2,166	158
Take-Two Interactive Software, Inc.(a)	1,096	103
The Interpublic Group of Co., Inc.	3,727	78
The Walt Disney Co.	16,907	1,877
TripAdvisor, Inc.(a)	995	51
Twitter, Inc.(a)	7,054	232
Verizon Communications, Inc.	40,011	2,366
Viacom, Inc., Class B	3,424	96
		23,112
Consumer Discretionary (10.1%):
Advance Auto Parts, Inc.	694	118
Amazon.com, Inc.(a)	3,995	7,114
Aptiv PLC	2,518	200
AutoZone, Inc.(a)	242	248
Best Buy Co., Inc.	2,267	161
Booking Holdings, Inc.(a)	436	761
BorgWarner, Inc.	2,011	77
Capri Holdings, Ltd.(a)	1,478	68
CarMax, Inc.(a)(b)	1,647	115
Carnival Corp., Class A	3,877	197
Chipotle Mexican Grill, Inc.(a)	236	168
D.R. Horton, Inc.	3,291	135
Darden Restaurants, Inc.	1,196	145
Dollar General Corp.	2,546	304
Dollar Tree, Inc.(a)	2,304	242
eBay, Inc.	8,328	309
Expedia, Inc.	1,132	135
Foot Locker, Inc.	1,093	66
Ford Motor Co.	37,839	332
Garmin Ltd.	1,174	101
General Motors Co.	12,693	471
Genuine Parts Co.	1,413	158
H&R Block, Inc.	1,990	48
Hanesbrands, Inc.	3,500	63
Harley-Davidson, Inc.	1,545	55
Hasbro, Inc.	1,121	96
Hilton Worldwide Holdings, Inc.	2,836	236
Kohl’s Corp.	1,599	110
L Brands, Inc.	2,211	61
Leggett & Platt, Inc.	1,269	54
Lennar Corp., Class A	2,769	136
LKQ Corp.(a)	3,048	87
Lowe’s Co., Inc.	7,756	849
Macy’s, Inc.	2,978	72
Marriott International, Inc., Class A	2,730	341
Mattel, Inc.(a)	3,345	43
McDonald’s Corp.	7,411	1,408

Security Description	Shares	Value
MGM Resorts International	4,939	127
Mohawk Industries, Inc.(a)	595	75
Newell Brands, Inc.	3,767	58
Nike, Inc., Class B	12,189	1,027
Nordstrom, Inc.	1,038	46
Norwegian Cruise Line Holdings Ltd.(a)	2,108	116
O’Reilly Automotive, Inc.(a)	759	295
PulteGroup, Inc.	2,469	69
PVH Corp.	733	89
Ralph Lauren Corp.	511	66
Ross Stores, Inc.	3,589	334
Royal Caribbean Cruises Ltd.	1,661	190
Starbucks Corp.	12,042	895
Tapestry, Inc.	2,808	91
Target Corp.	5,053	405
The Gap, Inc.	2,068	54
The Home Depot, Inc.	10,938	2,099
The TJX Co., Inc.	11,983	638
Tiffany & Co.	1,051	111
Tractor Supply Co.	1,174	115
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	546	190
Under Armour, Inc., Class A(a)(b)	1,818	38
Under Armour, Inc., Class C(a)	1,864	35
VF Corp.	3,141	273
Whirlpool Corp.	616	82
Wynn Resorts Ltd.	938	112
Yum! Brands, Inc.	2,967	296
		23,210
Consumer Staples (7.4%):
Altria Group, Inc.	18,151	1,042
Archer-Daniels-Midland Co.	5,423	234
Brown-Forman Corp., Class B	1,610	85
Campbell Soup Co.(b)	1,866	71
Church & Dwight Co., Inc.	2,381	170
Colgate-Palmolive Co.	8,344	572
Conagra Brands, Inc.	4,702	130
Constellation Brands, Inc., Class A	1,613	283
Costco Wholesale Corp.	4,265	1,033
Coty, Inc., Class A	4,365	50
General Mills, Inc.	5,778	299
Hormel Foods Corp.(b)	2,640	118
Kellogg Co.	2,431	139
Kimberly-Clark Corp.	3,335	413
Lamb Weston Holdings, Inc.	1,419	106
McCormick & Co., Inc.	1,187	179
Molson Coors Brewing Co., Class B	1,817	108
Mondelez International, Inc., Class A	13,984	698
Monster Beverage Corp.(a)	3,787	207
PepsiCo, Inc.	13,602	1,667
Philip Morris International, Inc.	15,053	1,331
Sysco Corp.	4,574	305
The Clorox Co.	1,241	199
The Coca-Cola Co.	37,259	1,746
The Estee Lauder Cos., Inc., Class A	2,113	350
The Hershey Co.	1,346	155
The J.M. Smucker Co.	1,102	128
The Kraft Heinz Co.	6,022	197
The Kroger Co.	7,725	190
The Procter & Gamble Co.	24,223	2,520
Tyson Foods, Inc., Class A	2,859	199
Walgreens Boots Alliance, Inc.	7,765	491
Wal-Mart Stores, Inc.	13,785	1,345
		16,760
Energy (5.3%):
Anadarko Petroleum Corp.	4,838	220
Apache Corp.	3,635	126

Security Description	Shares	Value
Baker Hughes, Inc.	4,971	138
Cabot Oil & Gas Corp.	4,100	107
Chevron Corp.	18,399	2,266
Cimarex Energy Co.	982	69
Concho Resources, Inc.	1,942	215
ConocoPhillips	10,985	733
Devon Energy Corp.	4,244	134
Diamondback Energy, Inc.	1,496	152
EOG Resources, Inc.	5,617	535
Exxon Mobil Corp.	41,028	3,316
Halliburton Co.	8,449	247
Helmerich & Payne, Inc.	1,059	59
Hess Corp.	2,465	148
HollyFrontier Corp.	1,521	75
Kinder Morgan, Inc.	18,850	377
Marathon Oil Corp.	7,926	132
Marathon Petroleum Corp.	6,523	390
National Oilwell Varco, Inc.	3,713	99
Noble Energy, Inc.	4,683	116
Occidental Petroleum Corp.	7,258	480
ONEOK, Inc.	3,986	278
Phillips 66	4,062	387
Pioneer Natural Resources Co.	1,630	248
Schlumberger Ltd.	13,421	585
TechnipFMC PLC	4,120	97
The Williams Cos., Inc.	11,726	337
Valero Energy Corp.	4,044	343
		12,409
Financials (12.6%):
Affiliated Managers Group, Inc.	504	54
Aflac, Inc.	7,266	363
American Express Co.	6,697	732
American International Group, Inc.	8,420	363
Ameriprise Financial, Inc.	1,312	168
Aon PLC	2,324	396
Arthur J. Gallagher & Co.	1,782	139
Assurant, Inc.	597	57
Bank of America Corp.	86,982	2,399
BB&T Corp.	7,395	344
Berkshire Hathaway, Inc., Class B(a)	18,830	3,783
BlackRock, Inc., Class A	1,178	503
Brighthouse Financial, Inc.(a)	1,130	41
Capital One Financial Corp.	4,531	370
CBOE Holdings, Inc.	1,086	104
Chubb Ltd.	4,439	622
Cincinnati Financial Corp.	1,467	126
Citigroup, Inc.	22,771	1,417
Citizens Financial Group, Inc.	4,458	145
CME Group, Inc.	3,464	570
Comerica, Inc.	1,540	113
Discover Financial Services	3,180	226
E*TRADE Financial Corp.	2,385	111
Everest Re Group Ltd.	394	85
Fifth Third BanCorp	7,453	188
First Republic Bank	1,596	160
Franklin Resources, Inc.	2,862	95
Hartford Financial Services Group, Inc.	3,481	173
Huntington Bancshares, Inc.	10,137	129
Intercontinental Exchange, Inc.	5,505	419
Invesco Ltd.	3,845	74
Jefferies Financial Group, Inc.	2,547	48
JPMorgan Chase & Co.	31,706	3,209
KeyCorp	9,768	154
Lincoln National Corp.	1,978	116
Loews Corp.	2,653	127
M&T Bank Corp.	1,341	211
Marsh & McLennan Co., Inc.	4,891	458
MetLife, Inc.	9,270	395

Security Description	Shares	Value
Moody’s Corp.	1,609	291
Morgan Stanley	12,576	531
MSCI, Inc.	817	162
Nasdaq, Inc.	1,121	98
Northern Trust Corp.	2,115	191
People’s United Financial, Inc.	3,657	60
Principal Financial Group, Inc.	2,506	126
Prudential Financial, Inc.	3,960	364
Raymond James Financial, Inc.	1,229	99
Regions Financial Corp.	9,855	139
S&P Global, Inc.	2,407	507
State Street Corp.	3,667	241
SunTrust Banks, Inc.	4,292	254
SVB Financial Group(a)	510	113
Synchrony Financial	6,324	202
T. Rowe Price Group, Inc.	2,288	229
The Allstate Corp.	3,215	303
The Bank of New York Mellon Corp.	8,506	429
The Charles Schwab Corp.	11,487	491
The Goldman Sachs Group, Inc.	3,316	638
The PNC Financial Services Group, Inc.	4,392	539
The Progressive Corp.	5,654	408
The Travelers Co., Inc.	2,550	350
Torchmark Corp.	982	80
U.S. Bancorp	14,569	702
Unum Group	2,078	70
Wells Fargo & Co.	39,648	1,916
Willis Towers Watson PLC	1,250	220
Zions BanCorp	1,803	82
		29,022
Health Care (14.5%):
Abbott Laboratories	17,007	1,359
AbbVie, Inc.	14,284	1,150
ABIOMED, Inc.(a)	437	125
Agilent Technologies, Inc.	3,076	247
Alexion Pharmaceuticals, Inc.(a)	2,164	293
Align Technology, Inc.(a)	705	200
Allergan PLC	3,028	443
AmerisourceBergen Corp.	1,513	120
Amgen, Inc.	6,026	1,145
Anthem, Inc.	2,489	715
Baxter International, Inc.	4,616	375
Becton, Dickinson & Co.	2,605	651
Biogen, Inc.(a)	1,905	450
Boston Scientific Corp.(a)	13,421	515
Bristol-Myers Squibb Co.	15,810	754
Cardinal Health, Inc.	2,886	139
Celgene Corp.(a)	6,801	642
Centene Corp.(a)	4,001	212
Cerner Corp.(a)	3,141	180
Cigna Corp.	3,680	592
CVS Health Corp.	12,560	677
Danaher Corp.	6,084	803
DaVita, Inc.(a)	1,225	67
Dentsply Sirona, Inc.	2,155	107
Edwards Lifesciences Corp.(a)	2,012	385
Eli Lilly & Co.	8,362	1,085
Gilead Sciences, Inc.	12,351	803
HCA Holdings, Inc.	2,586	337
Henry Schein, Inc.(a)	1,466	88
Hologic, Inc.(a)	2,593	126
Humana, Inc.	1,313	349
IDEXX Laboratories, Inc.(a)	833	186
Illumina, Inc.(a)	1,423	442
Incyte Pharmaceuticals, Inc.(a)	1,720	148
Intuitive Surgical, Inc.(a)	1,109	633
IQVIA Holdings, Inc.(a)	1,532	220
Johnson & Johnson	25,788	3,605

Security Description	Shares	Value
Laboratory Corp. of America Holdings(a)	955	146
McKesson Corp.	1,858	$217
Medtronic PLC	12,987	1,182
Merck & Co., Inc.	24,995	2,079
Mettler-Toledo International, Inc.(a)	240	174
Mylan NV(a)	4,993	142
Nektar Therapeutics(a)	1,686	57
PerkinElmer, Inc.	1,073	103
Perrigo Co. PLC	1,210	58
Pfizer, Inc.	53,760	2,283
Quest Diagnostics, Inc.	1,300	117
Regeneron Pharmaceuticals, Inc.(a)	759	312
ResMed, Inc.	1,388	144
Stryker Corp.	2,995	592
Teleflex, Inc.	446	135
The Cooper Co., Inc.	478	142
Thermo Fisher Scientific, Inc.	3,898	1,068
UnitedHealth Group, Inc.	9,291	2,298
Universal Health Services, Inc., Class B	809	108
Varian Medical Systems, Inc.(a)	879	125
Vertex Pharmaceuticals, Inc.(a)	2,476	455
Waters Corp.(a)	692	174
WellCare Health Plans, Inc.(a)	484	131
Zimmer Biomet Holdings, Inc.	1,980	253
Zoetis, Inc.	4,636	467
		33,330
Industrials (9.4%):
3M Co.	5,576	1,159
A.O. Smith Corp.	1,373	73
Alaska Air Group, Inc.	1,192	67
Allegion PLC	915	83
American Airlines Group, Inc.	3,870	123
AMETEK, Inc.	2,199	182
Arconic, Inc.	4,179	80
C.H. Robinson Worldwide, Inc.	1,325	115
Caterpillar, Inc.	5,573	755
Cintas Corp.	820	166
Copart, Inc.(a)	1,945	118
CSX Corp.	7,503	561
Cummins, Inc.	1,402	221
Deere & Co.	3,084	493
Delta Air Lines, Inc.	5,983	309
Dover Corp.	1,404	132
Eaton Corp. PLC, ADR	4,102	330
Emerson Electric Co.	5,952	408
Equifax, Inc.	1,169	139
Expeditors International of Washington, Inc.	1,662	126
Fastenal Co.	2,771	178
FedEx Corp.	2,326	422
Flowserve Corp.	1,268	57
Fluor Corp.	1,352	50
Fortive Corp.	2,851	239
Fortune Brands Home & Security, Inc.	1,361	65
General Dynamics Corp.	2,624	444
General Electric Co.	84,294	842
Harris Corp.	1,142	182
Honeywell International, Inc.	7,060	1,122
Huntington Ingalls Industries, Inc.	402	83
IHS Markit Ltd.(a)	3,519	192
Illinois Tool Works, Inc.	2,923	420
Ingersoll-Rand PLC	2,345	253
J.B. Hunt Transport Services, Inc.	842	85
Jacobs Engineering Group, Inc.	1,135	85
Johnson Controls International PLC	8,838	327
Kansas City Southern	977	113
L3 Technologies, Inc.	768	158
Lockheed Martin Corp.	2,380	714
Masco Corp.	2,852	112

Security Description	Shares	Value
Nielsen Holdings PLC	3,442	$81
Norfolk Southern Corp.	2,590	484
Northrop Grumman Corp.	1,644	443
PACCAR, Inc.	3,357	229
Parker-Hannifin Corp.	1,253	215
Pentair PLC	1,527	68
Quanta Services, Inc.	1,369	52
Raytheon Co.	2,733	498
Republic Services, Inc., Class A	2,087	168
Robert Half International, Inc.	1,153	75
Rockwell Automation, Inc.	1,158	203
Rollins, Inc.	1,427	59
Roper Technologies, Inc.	1,003	343
Snap-on, Inc.	539	84
Southwest Airlines Co.	4,817	250
Stanley Black & Decker, Inc.	1,466	200
Textron, Inc.	2,272	115
The Boeing Co.	5,088	1,942
TransDigm Group, Inc.(a)	471	214
Union Pacific Corp.	7,000	1,171
United Continental Holdings, Inc.(a)	2,170	173
United Parcel Service, Inc., Class B	6,739	753
United Rentals, Inc.(a)	771	88
United Technologies Corp.	7,849	1,012
Verisk Analytics, Inc., Class A	1,583	211
W.W. Grainger, Inc.	437	132
Wabtec Corp.(b)	1,291	95
Waste Management, Inc.	3,775	392
Xylem, Inc.	1,739	137
		21,670
Information Technology (20.9%):
Accenture PLC, Class A	6,173	1,087
Adobe Systems, Inc.(a)	4,723	1,259
Advanced Micro Devices, Inc.(a)	8,531	218
Akamai Technologies, Inc.(a)	1,580	113
Alliance Data Systems Corp.	441	77
Amphenol Corp., Class A	2,886	273
Analog Devices, Inc.	3,566	375
ANSYS, Inc.(a)	811	148
Apple, Inc.	43,377	8,239
Applied Materials, Inc.	9,193	365
Arista Networks, Inc.(a)	506	159
Autodesk, Inc.(a)	2,121	330
Automatic Data Processing, Inc.	4,218	674
Broadcom, Inc.	3,836	1,154
Broadridge Financial Solutions, Inc.	1,120	116
Cadence Design Systems, Inc.(a)	2,715	172
Cisco Systems, Inc.	42,626	2,302
Citrix Systems, Inc.	1,212	121
Cognizant Technology Solutions Corp., Class A	5,569	403
Corning, Inc.	7,618	252
DXC Technology Co.	2,598	167
F5 Networks, Inc.(a)	576	90
Fidelity National Information Services, Inc.	3,127	354
Fiserv, Inc.(a)	3,792	335
FleetCor Technologies, Inc.(a)	831	205
FLIR Systems, Inc.	1,312	62
Fortinet, Inc.(a)	1,404	118
Gartner, Inc.(a)	869	132
Global Payments, Inc.	1,526	208
Hewlett Packard Enterprises Co.	13,334	206
HP, Inc.	14,849	289
Intel Corp.	43,546	2,337
International Business Machines Corp.	8,617	1,216
Intuit, Inc.	2,509	656
IPG Photonics Corp.(a)	344	52
Jack Henry & Associates, Inc.	747	104
Juniper Networks, Inc.	3,369	89

Security Description	Shares	Value
Keysight Technologies, Inc.(a)	1,818	$159
KLA-Tencor Corp.	1,600	191
Lam Research Corp.	1,478	265
Mastercard, Inc., Class A	8,741	2,058
Maxim Integrated Products, Inc.	2,647	141
Microchip Technology, Inc.	2,295	190
Micron Technology, Inc.(a)	10,855	449
Microsoft Corp.	74,293	8,762
Motorola Solutions, Inc.	1,587	223
NetApp, Inc.	2,392	166
Nvidia Corp.	5,868	1,054
Oracle Corp.	24,674	1,325
Paychex, Inc.	3,095	248
PayPal Holdings, Inc.(a)	11,361	1,180
Qorvo, Inc.(a)	1,189	85
QUALCOMM, Inc.	11,720	668
Red Hat, Inc.(a)	1,712	313
Salesforce.com, Inc.(a)	7,408	1,173
Seagate Technology PLC	2,483	119
Skyworks Solutions, Inc.	1,686	139
Symantec Corp.	6,190	142
Synopsys, Inc.(a)	1,449	167
TE Connectivity Ltd.	3,281	265
Texas Instruments, Inc.	9,088	964
The Western Union Co.	4,221	78
Total System Services, Inc.	1,576	150
VeriSign, Inc.(a)	1,020	185
Visa, Inc., Class A	16,947	2,647
Western Digital Corp.	2,816	135
Xerox Corp.	1,935	62
Xilinx, Inc.	2,451	311
		48,471
Materials (2.5%):
Air Products & Chemicals, Inc.	2,127	406
Albemarle Corp.	1,024	84
Avery Dennison Corp.	813	92
Ball Corp.	3,238	188
Celanese Corp., Series A	1,240	122
CF Industries Holdings, Inc.	2,158	88
DowDuPont, Inc.	21,834	1,165
Eastman Chemical Co.	1,354	103
Ecolab, Inc.	2,453	433
FMC Corp.	1,304	100
Freeport-McMoRan, Inc.	14,031	181
International Flavors & Fragrances, Inc.(b)	981	126
International Paper Co.	3,876	179
Linde PLC	5,336	939
Lyondellbasell Industries NV, Class A	2,947	248
Martin Marietta Materials, Inc.	605	122
Newmont Mining Corp.	5,158	184
Nucor Corp.	2,957	173
Packaging Corp. of America	915	91
PPG Industries, Inc.	2,284	258
Sealed Air Corp.	1,507	69
The Mosaic Co.	3,434	94
The Sherwin-Williams Co.	790	340
Vulcan Materials Co.	1,277	151
WestRock Co.	2,473	95
		6,031
Real Estate (3.1%):
Alexandria Real Estate Equities, Inc.	1,092	156
American Tower Corp.	4,272	843
Apartment Investment & Management Co.(a)	1,462	74
AvalonBay Communities, Inc.	1,341	269
Boston Properties, Inc.	1,496	200
CBRE Group, Inc., Class A(a)	3,024	150

Security Description	Shares	Value
Crown Castle International Corp.	4,024	$515
Digital Realty Trust, Inc.	2,012	239
Duke Realty Investments, Inc.	3,479	106
Equinix, Inc.	807	366
Equity Residential	3,582	270
Essex Property Trust, Inc.	636	184
Extra Space Storage, Inc.	1,233	126
Federal Realty Investment Trust	720	99
HCP, Inc.	4,626	145
Host Hotels & Resorts, Inc.	7,170	136
Iron Mountain, Inc.	2,773	98
Kimco Realty Corp.	4,080	75
Mid-America Apartment Communities, Inc.	1,103	121
Prologis, Inc.	6,104	439
Public Storage	1,453	316
Realty Income Corp.	2,942	216
Regency Centers Corp.	1,622	109
SBA Communications Corp.(a)	1,090	218
Simon Property Group, Inc.	2,992	546
SL Green Realty Corp.	810	73
The Macerich Co.	1,025	44
UDR, Inc.	2,669	121
Ventas, Inc.	3,449	220
Vornado Realty Trust	1,679	113
Welltower, Inc.	3,741	290
Weyerhaeuser Co.	7,229	190
		7,067
Utilities (3.4%):
AES Corp.	6,413	116
Alliant Energy Corp.	2,286	108
Ameren Corp.	2,369	174
American Electric Power Co., Inc.	4,777	400
American Water Works Co., Inc.	1,750	182
Atmos Energy Corp.	1,132	117
CenterPoint Energy, Inc.	4,853	149
CMS Energy Corp.	2,744	152
Consolidated Edison, Inc.	3,109	264
Dominion Resources, Inc.	7,740	593
DTE Energy Co.	1,762	220
Duke Energy Corp.	7,040	633
Edison International	3,155	195
Entergy Corp.	1,836	176
Evergy, Inc.	2,466	143
Eversource Energy	3,069	218
Exelon Corp.	9,390	471
FirstEnergy Corp.	4,877	203
NextEra Energy, Inc.	4,630	894
NiSource, Inc.	3,607	103
NRG Energy, Inc.	2,721	116
Pinnacle West Capital Corp.	1,086	104
PPL Corp.	6,981	222
Public Service Enterprise Group, Inc.	4,894	291
Sempra Energy	2,654	334
The Southern Co.	10,018	518
WEC Energy Group, Inc.	3,055	242
Xcel Energy, Inc.	4,979	280
		7,618
Total Common Stocks (Cost $57,465)		228,700

Collateral for Securities Loaned^ (0.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(c)	95,783	96
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(c)	172,721	173
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(c)	3,844	4

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(c)	53,637	$54
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(c)	143,499	143
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(c)	124,499	124
Total Collateral for Securities Loaned (Cost $594)		594
Total Investments (Cost $58,059) — 99.5%		229,294
Other assets in excess of liabilities — 0.5%		1,196
NET ASSETS - 100.00%		$230,490

^                          Purchased with cash collateral from securities on loan.

(a)                 Non-income producing security.

(b)                 All or a portion of this security is on loan.

(c)                  Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	12	6/21/19	$1,661,923	$1,702,680	$40,757

	Total unrealized appreciation				$40,757
	Total unrealized depreciation				—
	Total net unrealized appreciation				$40,757

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Mid-Cap Core Growth Fund	March 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.6%)

Communication Services (2.9%):
Liberty Sirius XM Group, Class A(a)	134,999	$5,154
Liberty Sirius XM Group, Class C(a)	459,966	17,589
Live Nation Entertainment, Inc.(a)(b)	582,344	37,002
		59,745
Consumer Discretionary (15.2%):
AutoZone, Inc.(a)	41,100	42,092
Dollar General Corp.	333,600	39,798
Five Below, Inc.(a)	159,800	19,855
Grand Canyon Education, Inc.(a)(b)	259,800	29,750
Marriott Vacations Worldwide Corp.	222,521	20,806
NVR, Inc.(a)	9,000	24,903
PVH Corp.	151,073	18,423
Ross Stores, Inc.	389,136	36,229
Tractor Supply Co.	299,000	29,230
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	107,188	37,380
Yeti Holdings, Inc.(a)(b)	340,100	10,288
		308,754
Consumer Staples (1.4%):
Monster Beverage Corp.(a)	509,267	27,796

Energy (2.5%):
Cheniere Energy, Inc.(a)	506,765	34,643
Delek US Holdings, Inc.	444,978	16,206
		50,849
Financials (9.9%):
Brown & Brown, Inc.	818,900	24,166
Radian Group, Inc.	1,036,877	21,505
Reinsurance Group of America, Inc.	150,098	21,311
SLM Corp.(b)	2,834,043	28,085
SVB Financial Group(a)	174,208	38,737
Synchrony Financial	787,400	25,118
TD Ameritrade Holding Corp.	427,905	21,391
Zions BanCorp(b)	399,486	18,141
		198,454
Health Care (12.2%):
ABIOMED, Inc.(a)	76,263	21,780
Agilent Technologies, Inc.	367,793	29,563
Baxter International, Inc.	436,199	35,467
BioMarin Pharmaceutical, Inc.(a)	292,034	25,942
Centene Corp.(a)	441,948	23,467
Edwards Lifesciences Corp.(a)	107,400	20,549
Encompass Health Corp.	87,680	5,121
Incyte Pharmaceuticals, Inc.(a)	277,600	23,876
Veeva Systems, Inc., Class A(a)	175,700	22,289
Zoetis, Inc.	352,930	35,529
		243,583
Industrials (14.5%):
A.O. Smith Corp.(b)	525,429	28,016
AMETEK, Inc.	422,418	35,048
Chart Industries, Inc.(a)	231,300	20,937
Fortive Corp.	243,424	20,421
Harris Corp.	122,954	19,637
HEICO Corp.	235,300	22,323
Ingersoll-Rand PLC	292,700	31,597
Kratos Defense & Security Solutions, Inc.(a)(b)	564,000	8,815
L3 Technologies, Inc.(b)	97,752	20,173
Lyft, Inc., Class A(a)	89,000	6,968
Roper Technologies, Inc.	118,503	40,524
The Middleby Corp.(a)	18,600	2,419

Security Description	Shares	Value
Verisk Analytics, Inc., Class A	278,336	37,019
		293,897
Information Technology (21.8%):
Advanced Micro Devices, Inc.(a)(b)	744,500	$19,000
Alteryx, Inc.(a)(b)	136,000	11,406
Amphenol Corp., Class A	328,410	31,015
Arista Networks, Inc.(a)	35,100	11,038
CDW Corp. of Delaware	365,159	35,190
EPAM Systems, Inc.(a)	196,900	33,301
Fidelity National Information Services, Inc.	135,833	15,363
GoDaddy, Inc., Class A(a)	369,494	27,782
Microchip Technology, Inc.(b)	368,587	30,578
ON Semiconductor Corp.(a)	261,072	5,370
Palo Alto Networks, Inc.(a)	137,776	33,463
PTC, Inc.(a)	401,397	37,001
ServiceNow, Inc.(a)	124,300	30,639
Splunk, Inc.(a)	252,860	31,506
SS&C Technologies Holdings, Inc.	514,679	32,780
Universal Display Corp.(b)	31,400	4,799
Workday, Inc.(a)	101,500	19,574
Worldpay, Inc.(a)	270,192	30,667
		440,472
Materials (4.8%):
Ball Corp.(b)	589,359	34,100
CF Industries Holdings, Inc.	311,513	12,735
FMC Corp.(b)	245,432	18,854
Livent Corp.(a)(b)	639,899	7,858
Vulcan Materials Co.	190,172	22,516
		96,063
Real Estate (7.3%):
CBRE Group, Inc., Class A(a)	600,090	29,674
Cyrusone, Inc.(b)	314,300	16,482
Digital Realty Trust, Inc.	246,246	29,303
SBA Communications Corp.(a)	245,703	49,058
Sun Communities, Inc.	180,716	21,418
		145,935
Utilities (4.1%):
Atmos Energy Corp.	198,200	20,401
CenterPoint Energy, Inc.	646,234	19,839
Sempra Energy(b)	173,539	21,842
Southwest Gas Corp.	250,200	20,581
		82,663
Total Common Stocks (Cost $1,414,917)		1,948,211

Exchange-Traded Funds (0.6%)
SPDR S&P MidCap 400 ETF	35,011	12,093
Total Exchange-Traded Funds (Cost $11,588)		12,093

Collateral for Securities Loaned^ (4.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(c)	14,902,575	14,903
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(c)	26,872,943	26,873
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(c)	598,135	598
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(c)	8,345,108	8,345
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(c)	22,352,373	22,352

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(c)	19,372,573	$19,373
Total Collateral for Securities Loaned (Cost $92,444)		92,444
Total Investments (Cost $1,518,949) — 101.8%		2,052,748
Liabilities in excess of other assets — (1.8)%		(36,449)
NET ASSETS - 100.00%		$2,016,299

^                          Purchased with cash collateral from securities on loan.

(a)                 Non-income producing security.

(b)                 All or a portion of this security is on loan.

(c)                  Rate disclosed is the daily yield on March 31, 2019.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Small Cap Growth Fund	March 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)

Biotechnology (15.0%):
Abeona Therapeutics, Inc.(a)(b)	1,071	$8
Adamas Pharmaceuticals, Inc.(a)(b)	973	7
Aduro Biotech, Inc.(a)	1,210	5
Array BioPharma, Inc.(a)	2,930	71
Arrowhead Pharmaceuticals, Inc.(a)(b)	2,513	46
Athenex, Inc.(a)(b)	1,662	20
Aurinia Pharmaceuticals, Inc.(a)	6,904	45
Avrobio, Inc.(a)(b)	2,901	64
Bluebird Bio, Inc.(a)(b)	226	36
Cara Therapeutics, Inc.(a)	1,428	28
Caredx, Inc.(a)	1,010	32
Cellectis SA, ADR(a)	660	12
Cidara Therapeutics, Inc.(a)	2,541	7
Deciphera Pharmaceuticals, Inc.(a)(b)	708	16
Dynavax Technologies Corp.(a)	1,505	11
Esperion Therapeutics, Inc.(a)	273	11
Gamida Cell Ltd.(a)	1,000	11
Iovance Biotherapeutics, Inc.(a)	1,205	11
Kezar Life Sciences, Inc.(a)	1,982	35
Lexicon Pharmaceuticals(a)(b)	1,505	8
Logicbio Therapeutics, Inc.(a)	3,000	30
Madrigal Pharmaceuticals, Inc.(a)(b)	224	28
Orchard Therapeutics PLC, ADR(a)	6,720	120
Portola Pharmaceuticals, Inc.(a)	1,539	53
Principia Biopharma Inc.(a)(b)	1,464	50
Rigel Pharmaceuticals, Inc.(a)	8,121	21
Stemline Therapeutics, Inc.(a)	1,609	21
Sutro Biopharma Inc.(a)	6,000	68
TCR2 Therapeutics, Inc.(a)	11,000	193
TG Therapeutics, Inc.(a)(b)	2,119	17
Twist Bioscience Corp.(a)	2,631	61
UroGen Pharma Ltd.(a)	853	32
Viking Therapeutics, Inc.(a)(b)	5,623	56
Xencor, Inc.(a)	822	26
Zai Lab Ltd., ADR(a)	984	29
		1,289
Communication Services (2.5%):
Liberty Broadband Corp., Class A(a)	959	88
Vonage Holdings Corp.(a)	12,998	130
		218
Consumer Discretionary (12.6%):
At Home Group, Inc.(a)(b)	4,604	82
Burlington Stores, Inc.(a)	777	122
Cavco Industries, Inc.(a)(b)	330	39
Dana Holding Corp.	2,298	41
Dave & Buster’s Entertainment, Inc.(b)	2,155	108
Five Below, Inc.(a)	716	89
Group 1 Automotive, Inc.(b)	652	42
Legacy Housing Corp.(a)	8,580	102
Levi Strauss & Co., Class A(a)(b)	6,726	158
Modine Manufacturing Co.(a)	3,014	42
Planet Fitness, Inc., Class A(a)	1,546	106
Skyline Champion Corp.	4,307	82
Stoneridge, Inc.(a)	1,520	43
Tenneco, Inc.	1,334	30
		1,086
Energy (0.9%):
Abraxas Petroleum Corp.(a)	14,485	18
Lonestar Resources US, Inc., Class A(a)	14,914	60
		78
Financials (12.2%):
American Business Bank(a)	728	26

Security Description	Shares	Value
Bank Ozk	1,311	38
Coastal Financial Corp.(a)	8,400	142
Colony Bankcorp, Inc.	2,215	38
Crawford & Co., Class A(b)	5,701	53
Customers BanCorp, Inc.(a)	3,942	72
First Western Financial, Inc.(a)	9,051	119
Mercantil Bank Holding Corp.(a)	9,000	125
Morningstar, Inc.	668	84
Radian Group, Inc.	4,070	84
Silvercrest Asset Management Group, Inc.	3,935	56
SLM Corp.	5,481	54
Southwest Georgia Financial Corp.	1,625	34
WTB Financial Corp., Class B	360	127
		1,052
Health Care Equipment & Supplies (9.3%):
AtriCure, Inc.(a)	3,158	85
Axogen, Inc.(a)	1,370	29
Dexcom, Inc.(a)	459	55
Insulet Corp.(a)(b)	902	86
Merit Medical Systems, Inc.(a)	3,199	197
Neuronetics, Inc.(a)	3,996	61
Nuvectra Corp.(a)	2,334	26
Quidel Corp.(a)	911	60
Senseonics Holdings, Inc.(a)(b)	11,574	28
SI-BONE, Inc.(a)	8,957	168
		795
Health Care Providers & Services (1.3%):
Encompass Health Corp.(b)	778	45
Guardant Health, Inc.(a)	836	65
		110
Health Care Technology (0.7%):
Veeva Systems, Inc., Class A(a)	493	63

Industrials (12.3%):
Apogee Enterprises, Inc.	2,082	78
ASGN, Inc.(a)	1,743	111
Astronics Corp.(a)	2,127	70
Brightview Holdings, Inc.(a)	2,901	42
BWX Technologies, Inc.	1,070	53
Casella Waste Systems, Inc.(a)	3,626	129
Comfort Systems USA, Inc.	1,322	69
Construction Partners, Inc.(a)	5,757	73
Knight-Swift Transportation Holdings, Inc.(b)	1,520	50
Kratos Defense & Security Solutions, Inc.(a)	4,884	76
Marten Transport Ltd.	4,570	81
Owens Corning, Inc.	1,289	61
PGT, Inc.(a)	3,825	53
Trex Co., Inc.(a)	637	39
Tutor Perini Corp.(a)	1,665	29
US Xpress Enterprise, Inc., Class A(a)	5,756	38
		1,052
Information Technology (25.1%):
Lumentum Holdings, Inc.(a)	792	45
Silicom Ltd.(a)	1,645	63
ID Systems, Inc.(a)	9,414	56
Napco Security Systems, Inc.(a)	6,825	141
EPAM Systems, Inc.(a)	1,171	198
GoDaddy, Inc., Class A(a)	730	55
StoneCo Ltd., Class A(a)	2,520	104
WNS Holdings Ltd., ADR(a)	3,344	179
Marvell Technology Group Ltd., ADR	1,167	23
ON Semiconductor Corp.(a)	5,499	113
Box, Inc.(a)	3,588	69
Carbon Black, Inc.(a)	3,941	55
Coupa Software, Inc.(a)	535	49

Security Description	Shares	Value
Docusign, Inc.(a)	3,002	156
Dropbox, Inc.(a)	1,247	27
Elastic NV(a)(b)	588	47
Globant SA(a)	1,483	106
New Relic, Inc.(a)	422	42
Proofpoint, Inc.(a)	577	70
QAD, Inc.	3,137	135
RealPage, Inc.(a)(b)	695	42
Smartsheet, Inc.(a)	2,908	119
SS&C Technologies Holdings, Inc.	1,692	108
Zendesk, Inc.(a)	859	73
Zix Corp.(a)	10,270	71
		2,146
Life Sciences Tools & Services (0.4%):
BioNano Genomics, Inc.(a)	8,136	35

Materials (1.3%):
FMC Corp.	875	67
Livent Corp.(a)(b)	818	10
Summit Materials, Inc., Class A(a)(b)	2,157	34
		111
Pharmaceuticals (2.4%):
Aquestive Therapeutics, Inc.(a)	5,000	35
Collegium Pharmaceutical, Inc.(a)	1,187	18
Cymabay Therapeutics, Inc.(a)	1,278	17
Foamix Pharmaceuticals Ltd.(a)	4,125	15
Reata Pharmaceuticals, Inc.(a)	967	82
Xeris Pharmaceuticals, Inc.(a)	3,454	35
		202
Real Estate (3.1%):
Firstservice Corp.	868	77
Retail Opportunity Investments Corp.	2,745	48
Rexford Industrial Realty, Inc.	1,918	69
Sun Communities, Inc.	651	76
		270
Total Common Stocks (Cost $7,186)		8,507

Warrants (0.1%)

Health Care (0.1%):
Bionano Genomics, Inc.	8,136	10
Total Warrants (Cost $—)		10

Collateral for Securities Loaned^ (12.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(c)	170,755	171
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(c)	308,012	308
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(c)	6,853	7
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(c)	95,419	95
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(c)	256,215	256
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(c)	221,972	222
Total Collateral for Securities Loaned (Cost $1,059)		1,059
Total Investments (Cost $8,245) — 111.5%		9,576
Liabilities in excess of other assets — (11.5)%		(987)
NET ASSETS - 100.00%		$8,589

^                          Purchased with cash collateral from securities on loan.

(a)                 Non-income producing security.

(b)                 All or a portion of this security is on loan.

(c)                  Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent Emerging Markets Small-Cap Fund	March 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value
Common Stocks (98.7%)
Brazil (6.1%):
Consumer Discretionary (2.1%):
Construtora Tenda SA	29,000	$125
Tupy SA	13,700	64
		189
Consumer Staples (0.5%):
Sao Martinho SA	9,800	46

Energy (0.8%):
Qgep Paticipacoes SA	19,200	75

Financials (0.7%):
Banco Do Estado Do Rio Grande Do SUL SA	10,700	66

Health Care (0.6%):
Notre Dame Intermedica Participacoes SA	6,700	56

Utilities (1.4%):
EDP - Energias do Brasil SA	10,100	44
Eneva SA (a)	16,200	76
		120
		552
Chile (0.4%):
Utilities (0.4%):
AES Gener SA	135,725	36

China (9.3%):

Communication Services (0.7%):
China Communications Services Corp. Ltd.	74,000	66

Consumer Discretionary (2.0%):
China Lilang Ltd.	74,000	84
Tianneng Power International Ltd.	46,000	41
Zhongsheng Group Holdings Ltd.	21,000	52
		177
Energy (0.7%):
Hilong Holdings Ltd.	451,000	61

Health Care (1.3%):
Shanghai Haohai Biological Technology Co. Ltd. (b)	8,300	53
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H (b)	14,800	64
		117
Industrials (1.6%):
China Lesso Group Holdings Ltd.	68,000	44
Lonking Holdings Ltd.	108,000	35
Shenzhen Expressway Co. Ltd., Class H	52,000	61
		140
Information Technology (1.3%):
Chinasoft International Ltd. (c)	90,000	56
Hua Hong Semiconductor Ltd. (b)(c)	28,000	66
		122
Real Estate (1.1%):
China Sce Property Holdings	184,000	96

Utilities (0.6%):
China Tian Lun Gas Holdings Ltd.	51,000	58
		837
Cyprus (0.6%):
Financials (0.6%):
TCS Group Holding PLC, GDR	3,021	54

Egypt (1.4%):

Communication Services (0.8%):
Telecom Egypt Co.	82,361	69

Security Description	Shares	Fair Value
Financials (0.6%):
Credit Agricole Egypt	21,572	$58
		127
Greece (1.2%):
Industrials (0.6%):
Mytilineos Holdings SA	4,742	48

Utilities (0.6%):
Terna Energy SA	7,774	56
		104
Hong Kong (3.9%):
Consumer Discretionary (0.5%):
Chow Sang Sang Holdings International Ltd.	29,000	45

Financials (0.6%):
Far East Horizon Ltd.	47,000	50

Industrials (0.7%):
Sinotruk Hong Kong Ltd.	30,500	65

Materials (0.9%):
China Resources Cement Holdings Ltd.	78,000	81

Utilities (1.2%):
Canvest Environmental Protection Group Co. Ltd. (c)	97,000	49
China Water Affairs Group Ltd.	54,000	56
		105
		346
India (14.8%):
Consumer Discretionary (2.3%):
Mahindra CIE Automotive Ltd. (a)	26,245	89
Trident Ltd.	72,166	75
TTK Prestige, Ltd.	360	45
		209
Consumer Staples (0.6%):
Radico Khaitan Ltd.	9,481	54

Energy (0.6%):
Mangalore Refinery and Petrochemicals Ltd.	47,580	51

Financials (2.9%):
City Union Bank Ltd.	20,011	59
Muthoot Finance Ltd. (a)	14,265	127
Power Finance Corp. Ltd. (a)	41,894	74
		260
Health Care (2.2%):
Granules India Ltd.	34,243	57
Ipca Laboratories Ltd.	4,888	69
Jubilant Life Sciences Ltd.	7,230	69
		195
Industrials (2.2%):
HEG Ltd.	1,203	36
NCC, Ltd.	48,590	79
NRB Bearings Ltd.	28,546	79
		194
Information Technology (1.3%):
Mindtree Ltd.	3,913	53
Mphasis Ltd.	4,363	63
		116
Materials (1.2%):
Heidelberg Cement India Ltd.	17,946	47
National Aluminium Co. Ltd.	82,359	66
		113
Real Estate (0.8%):
Sobha Ltd.	9,743	73

Security Description	Shares	Fair Value
Utilities (0.7%):
Mahanagar Gas Ltd.	4,169	$63
		1,328
Indonesia (2.8%):
Communication Services (0.7%):
PT Link Net TBK	187,400	59

Consumer Discretionary (0.8%):
PT ACE Hardware Indonesia TBK	597,800	75

Consumer Staples (0.3%):
Japfa Comfeed Indonesia TBK PT	260,500	32

Industrials (1.0%):
PT Wijaya Karya Persero TBK	569,300	87
		253
Jersey (0.9%):
Information Technology (0.9%):
WNS Holdings Ltd., ADR (a)	1,494	80

Korea, Republic Of (16.7%):
Communication Services (1.3%):
Innocean Worldwide, Inc.	780	48
NHN Entertainment Corp. (a)	846	66
		114
Consumer Discretionary (3.2%):
F&F Co. Ltd.	1,073	77
Fila Korea Ltd.	1,706	117
GS Home Shopping, Inc.	297	47
SL Corp.	2,591	50
		291
Consumer Staples (1.9%):
Maeil Dairies Co. Ltd.	1,462	111
Nongshim Co. Ltd.	231	63
		174
Financials (0.6%):
KIWOOM Securities Co. Ltd.	713	51

Health Care (2.8%):
I-Sens, Inc.	2,684	61
Korea United Pharmaceuticals, Inc.	3,399	76
Samjin Pharmaceutical Co. Ltd.	1,933	65
Value Added Technology Co. Ltd.	2,282	49
		251
Industrials (1.1%):
Hyundai Construction Equipment Co. Ltd.	926	39
KEPCO Plant Service & Engineering Co. Ltd.	2,038	63
		102
Information Technology (2.9%):
DuzonBizon Co. Ltd.	1,206	50
Iljin Materials Co. Ltd. (a)	1,318	43
Seoul Semiconductor Co. Ltd.	3,296	60
SFA Engineering Corp.	2,738	105
		258
Materials (2.1%):
Ecopro Co., Ltd. (a)	1,847	45
Korea Petrochemical Ind Co. Ltd.	288	40
POSCO CHEMTECH Co. Ltd.	744	40
Soulbrain Co. Ltd.	1,379	64
		189
Real Estate (0.8%):
Korea Real Estate Investment & Trust Co. Ltd.	29,687	68
		1,498

Security Description	Shares	Fair Value
Luxembourg (0.7%):

Materials (0.7%):
Ternium SA, ADR	2,189	$60

Malaysia (5.0%):
Communication Services (0.6%):
TIME dotCom Berhad	25,300	54

Consumer Discretionary (0.6%):
UMW Holdings BHD	37,600	53

Energy (0.8%):
Serba Dinamik Holdings BHD	80,900	75

Financials (2.0%):
AEON Credit Service M Berhad	15,700	65
Malaysia Building Society	198,400	46
Syarikat Takaful Malaysia Keluarga BHD	53,100	65
		176
Industrials (1.0%):
Muhibbah Engineering (M) BHD	124,200	89
		447
Mexico (4.2%):
Consumer Staples (0.7%):
La Comer Sab de CV (a)	56,101	60

Financials (1.0%):
Banco del Bajio SA (b)	24,524	49
Bolsa Mexicana de Valores SAB de CV	21,562	45
		94
Industrials (0.7%):
Grupo Aeroportuario del Centro Norte SAB de CV	10,620	60

Materials (0.6%):
Grupo Cementos de Chihuahua SAB de CV	9,293	51

Real Estate (1.2%):
Concentradora Fibra Danhos S	36,696	52
Prologis Property Mexico SA de CV	30,369	59
		111
		376
Pakistan (0.9%):
Energy (0.5%):
Mari Petroleum Co. Ltd.	5,104	45

Utilities (0.4%):
The Hub Power Co. Ltd.	69,000	36
		81
Philippines (1.7%):
Consumer Discretionary (0.9%):
Bloomberry Resorts Corp.	363,100	83

Real Estate (0.8%):
Vista Land & Lifescapes, Inc.	498,800	69
		152
Poland (0.8%):
Industrials (0.8%):
PKP Cargo SA (a)	6,010	73

South Africa (4.7%):
Consumer Discretionary (0.8%):
Super Group Ltd. (a)	30,986	71

Energy (0.7%):
Exxaro Resources Ltd.	5,791	66

Industrials (0.7%):
Barloword Ltd.	7,525	67

Security Description	Shares	Fair Value
Materials (1.7%):
African Rainbow Minerals Ltd.	7,218	$85
Mpact Ltd.	38,547	65
		150
Real Estate (0.8%):
Vukile Property Fund Ltd.	48,699	68
		422
Taiwan (16.4%):

Consumer Discretionary (1.2%):
Lion Travel Service Co. Ltd.	19,000	54
Makalot Industrial Co. Ltd.	8,000	56
		110
Consumer Staples (0.9%):
TCI Co. Ltd.	6,000	82

Financials (0.8%):
King’s Town Bank Co. Ltd.	72,000	75

Health Care (1.8%):
Bioteque Corp.	19,000	74
TaiDoc Technology Corp.	15,000	82
		156
Industrials (2.4%):
Kung Long Batteries Industrial Co. Ltd.	17,000	92
Shin Zu Shing Co. Ltd.	18,000	64
Wisdom Marine Lines Co. Ltd.	55,000	54
		210
Information Technology (7.7%):
Accton Technology Corp.	15,000	61
Chipbond Technology Corp.	39,000	90
Coretronic Corp.	40,000	63
Elan Microelectronics Corp.	32,200	93
Merry Electronics Co. Ltd.	13,000	72
Parade Technologies Ltd.	3,000	50
Radiant Opto-Electronics Corp.	21,000	67
Sinbon Electronics Co. Ltd.	26,000	88
Tripod Technology Corp.	34,000	110
		694
Materials (0.8%):
Feng Hsin Steel Co. Ltd.	38,000	75

Real Estate (0.8%):
Chong Hong Construction Co. Ltd.	25,000	73
		1,475
Thailand (2.9%):
Communication Services (0.5%):
Major Cineplex Group PLC	53,700	47

Consumer Discretionary (0.7%):
Somboon Advance Technology PLC	117,300	66

Financials (0.5%):
Thanachart Capital PCL	25,600	44

Information Technology (0.5%):
SVI PCL	312,300	47

Real Estate (0.7%):
Supalai PCL	97,000	58
		262
Turkey (3.3%):
Consumer Staples (0.7%):
Coca-Cola Icecek	10,968	60

Industrials (1.0%):
Tekfen Holding AS	23,108	94

Materials (1.6%):
Anadolu Cam Sanayii AS	116,240	63

Security Description	Shares	Fair Value
Soda Sanayii AS	61,191	$82
		145
		299
Total Common Stocks (Cost $8,141)		8,862

Exchange-Traded Funds (0.6%)

United States (0.6%):
iShares MSCI Emerging Markets Small-Cap ETF	1,192	54
Total Exchange-Traded Funds (Cost $49)		54

Collateral for Securities Loaned^ (1.4%)

United States (1.4%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(d)	20,030	20
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(d)	36,118	36
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(d)	804	1
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(d)	11,216	11
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(d)	30,042	30
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(d)	26,037	26
Total Collateral for Securities Loaned (Cost $124)		124
Total Investments (Cost $8,314) — 100.7%		9,040
Liabilities in excess of other assets — (0.7)%		(61)
NET ASSETS - 100.00%		$8,979

^                          Purchased with cash collateral from securities on loan.

(a)                 Non-income producing security.

(b)                 Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2019, the fair value of these securities was $232 (thousands) and amounted to 2.6% of net assets.

(c)                  All or a portion of this security is on loan.

(d)                 Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

PCL—Public Company Limited

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent International Fund-Core Equity	March 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value
Common Stocks (96.8%)
Australia (5.8%):
Communication Services (0.3%):
Telstra Corp. Ltd.	30,169	$71

Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd.	3,936	69

Energy (1.1%):
Beach Energy Ltd.	96,136	140
Santos Ltd.	26,458	128
		268
Financials (1.6%):
Australia & New Zealand Banking Group Ltd.	4,122	76
Macquarie Group Ltd.	2,696	248
Westpac Banking Corp.	3,575	66
		390
Health Care (0.3%):
CSL Ltd.	501	70

Industrials (0.3%):
Qantas Airways Ltd.	17,573	71

Materials (1.4%):
RIO Tinto Ltd. (a)	4,789	333

Real Estate (0.5%):
Mirvac Group	58,106	114
		1,386
Austria (0.7%):
Financials (0.7%):
Erste Group Bank AG	2,385	88
Raiffeisen Bank International AG	3,143	70
		158
Belgium (0.7%):
Financials (0.4%):
KBC Groep NV	1,430	100

Materials (0.3%):
Solvay SA	533	58
		158
Brazil (1.5%):
Financials (0.8%):
Banco Santander Brasil SA	17,000	191

Materials (0.3%):
Vale SA	5,600	73

Energy (0.4%):
Petroleo Brasileiro SA	14,100	101
		365
Canada (6.0%):
Consumer Discretionary (0.4%):
Magna International, Inc.	1,766	86

Consumer Staples (0.4%):
Alimentation Couche-Tard, Inc., Class B	1,482	87

Energy (1.6%):
EnCana Corp.	9,987	72
Gran Tierra Energy, Inc. (b)	38,974	88
Parex Resources, Inc. (a)(b)	9,826	154
Suncor Energy, Inc.	2,278	74
		388
Financials (2.4%):
Bank of Montreal	1,483	111
Canadian Imperial Bank of Commerce	2,091	165
iA Financial Corp., Inc.	2,107	78

Security Description	Shares	Fair Value
Sun Life Financial, Inc.	3,230	124
The Bank of Nova Scotia	1,684	$90
		568
Industrials (0.4%):
Air Canada (b)	4,219	102

Materials (0.8%):
Kirkland Lake Gold Ltd.	2,936	89
Teck Resources Ltd., Class B	4,297	100
		189
		1,420
China (6.3%):
Communication Services (1.2%):
China Film Co. Ltd., Class A	40,600	107
Tencent Holdings Ltd.	4,100	188
		295
Consumer Discretionary (1.8%):
Alibaba Group Holding Ltd., ADR (b)	1,497	273
ANTA Sports Products Ltd.	22,000	150
		423
Financials (1.1%):
Bank of China Ltd.	223,275	101
Industrial & Commercial Bank of China Ltd.	220,250	162
		263
Health Care (0.3%):
Sinopharm Group Co. Ltd.	16,000	67

Industrials (0.8%):
China Railway Construction Corp. Ltd.	84,575	111
Zhejiang Expressway Co. Ltd., Class H	60,000	69
		180
Materials (0.7%):
Anhui Conch Cement Co. Ltd.	26,500	162

Real Estate (0.4%):
Country Garden Holdings Co. Ltd.	65,000	102
		1,492
Denmark (1.0%):
Consumer Staples (0.3%):
Carlsberg A/S, Class B	588	73

Industrials (0.3%):
Vestas Wind Systems A/S	854	72

Utilities (0.4%):
Orsted A/S (c)	1,365	104
		249
Finland (0.3%):
Industrials (0.3%):
Metso OYJ	2,064	71

France (7.9%):
Communication Services (0.7%):
Orange SA	4,517	74
Vivendi Universal SA	2,939	85
		159
Consumer Discretionary (1.3%):
Kering	212	122
LVMH Moet Hennessy Louis Vuitton SA	543	200
		322
Consumer Staples (1.5%):
L’Oreal SA	740	199
Pernod Ricard SA	847	152
		351

Security Description	Shares	Fair Value
Energy (0.8%):
Total SA	3,323	$185

Financials (0.3%):
AXA SA	2,541	64

Health Care (0.6%):
Korian-Medica	1,793	72
Sanofi	970	86
		158
Industrials (1.5%):
Airbus Group SE	724	96
Alstom SA	1,566	68
Teleperformance	656	118
Vinci SA	786	76
		358
Information Technology (0.6%):
Alten Ltd.	681	73
Cap Gemini SA	582	70
		143
Materials (0.3%):
Arkema SA	715	68

Real Estate (0.3%):
Nexity SA	1,548	76
		1,884
Germany (5.0%):
Communication Services (0.3%):
Deutsche Telekom AG, Registered Shares	4,749	79

Consumer Discretionary (0.7%):
Hugo Boss AG	959	65
Volkswagen AG	684	108
		173
Financials (1.0%):
Allianz SE	503	112
Hannover Rueck SE	943	136
		248
Health Care (0.3%):
Fresenius Medical Care AG & Co. KGaA	887	72

Industrials (0.8%):
Deutsche Lufthansa AG	3,097	68
MTU Aero Engines Holding AG	528	120
		188
Information Technology (0.5%):
Infineon Technologies AG	2,625	52
SAP SE	670	77
		129
Real Estate (0.8%):
Deutsche Wohnen AG	2,183	106
Leg Immobilien AG	587	72
		178
Utilities (0.6%):
E.ON AG	11,961	133
		1,200
Hong Kong (3.2%):
Communication Services (0.6%):
China Unicom Hong Kong Ltd.	62,000	79
HKT Trust & HKT Ltd.	48,000	77
		156
Energy (0.7%):
CNOOC Ltd.	45,000	84
Kunlun Energy Co. Ltd.	72,000	75
		159

Security Description	Shares	Fair Value
Financials (0.3%):
BOC Hong Kong Holdings Ltd.	16,000	$66

Industrials (0.4%):
CK Hutchison Holdings Ltd.	9,500	100

Real Estate (0.7%):
CK Asset Holdings Ltd.	8,395	75
Sun Hung KAI Properties Ltd.	5,000	86
		161
Utilities (0.5%):
China Water Affairs Group Ltd.	62,000	65
CLP Holdings Ltd.	5,500	64
		129
		771
Hungary (0.5%):
Financials (0.5%):
OTP Bank Public Co. Ltd.	2,438	108

India (1.9%):
Energy (0.4%):
Reliance Industries Ltd.	5,158	101

Health Care (0.8%):
Divi’s Laboratories Ltd.	4,377	107
Sanofi India Ltd.	849	72
		179
Information Technology (0.4%):
HCL Technologies Ltd.	6,598	104

Utilities (0.3%):
Power Grid Corp. of India Ltd.	25,515	73
		457
Indonesia (0.9%):
Consumer Staples (0.2%):
Japfa Comfeed Indonesia TBK PT	420,500	52

Industrials (0.4%):
PT Wijaya Karya Persero TBK	640,300	97

Utilities (0.3%):
PT Perusahaan Gas Negara Persero TBK	416,200	69
		218
Ireland (1.3%):
Health Care (0.7%):
ICON PLC (b)	1,290	176

Industrials (0.3%):
DCC PLC	803	70

Materials (0.3%):
Smurfit Kappa Group PLC	2,361	66
		312
Italy (1.3%):
Financials (0.3%):
Mediobanca SpA	8,225	86

Utilities (1.0%):
A2A SpA	47,342	86
Enel SpA	23,350	150
		236
		322
Japan (15.3%):
Communication Services (1.1%):
KDDI Corp.	3,400	73
Nexon Co. Ltd. (b)	4,500	71

Security Description	Shares	Fair Value
Nippon Telegraph & Telephone Corp.	2,700	$115
		259
Consumer Discretionary (3.4%):
Bandai Namco Holdings, Inc.	1,800	85
Honda Motor Co. Ltd.	5,400	147
Koito Manufacturing Co. Ltd.	2,100	119
Sony Corp.	5,500	232
Suzuki Motor Corp.	1,500	67
Toyota Motor Corp.	2,500	147
		797
Consumer Staples (0.9%):
Matsumotokiyoshi Holdings Co. Ltd.	1,800	60
Nippon Suisan Kaisha Ltd.	10,800	83
Seven & i Holdings Co. Ltd.	1,600	60
		203
Financials (2.1%):
Chiba Bank Ltd.	9,500	52
ORIX Corp.	10,700	154
Sumitomo Mitsui Financial Group, Inc.	2,925	102
Sumitomo Mitsui Trust Holdings, Inc.	1,900	68
Tokio Marine Holdings, Inc.	2,700	131
		507
Health Care (1.8%):
Astellas Pharma, Inc.	8,300	125
Hoya Corp.	2,500	165
Shionogi & Co. Ltd.	2,400	149
		439
Industrials (2.6%):
Central Japan Railway Co.	800	186
ITOCHU Corp.	9,400	170
Mitsui & Co. Ltd.	6,400	100
OBAYASHI Corp.	8,100	82
Taisei Corp.	1,700	79
		617
Information Technology (1.7%):
Advantest Corp.	3,000	70
FUJIFILM Holdings Corp.	1,900	86
Murata Manufacturing Co. Ltd.	2,100	105
NTT Data Corp.	6,400	71
OBIC Co. Ltd.	800	81
		413
Materials (0.9%):
Showa Denko KK	1,700	60
Tosoh Corp.	3,800	60
UBE Industries Ltd.	4,900	101
		221
Real Estate (0.4%):
Daiwa House Industry Co. Ltd.	3,200	102

Utilities (0.4%):
Kansai Electric Power Co.	6,400	94
		3,652
Korea, Republic Of (2.8%):
Communication Services (0.6%):
Cheil Worldwide, Inc.	3,548	76
Innocean Worldwide, Inc.	1,159	71
		147
Financials (0.7%):
Industrial Bank of Korea	8,145	101
Shinhan Financial Group Co. Ltd.	2,027	75
		176
Information Technology (1.2%):
Samsung Electronics Co. Ltd.	2,638	104
Samsung SDI Co. Ltd.	380	72

Security Description	Shares	Fair Value
Samsung SDS Co. Ltd.	474	$99
		275
Materials (0.3%):
POSCO	284	63
		661
Luxembourg (0.6%):
Materials (0.6%):
Arcelormittal	6,643	135

Malaysia (0.7%):
Consumer Discretionary (0.4%):
UMW Holdings BHD	64,300	90

Financials (0.3%):
RHB Capital Berhad	51,400	72
		162
Mexico (0.7%):
Consumer Discretionary (0.3%):
El Puerto de Liverpool Sab de CV	11,890	75

Consumer Staples (0.4%):
Wal-Mart de Mexico SAB de CV	32,363	87
		162
Netherlands (2.0%):
Consumer Staples (0.4%):
Koninklijke Ahold Delhaize NV	3,591	95

Financials (0.9%):
ING Groep NV	8,949	109
NN Group NV	2,529	105
		214
Industrials (0.4%):
AerCap Holdings NV (b)	2,064	96

Information Technology (0.3%):
NXP Semiconductor NV	802	71
		476
Norway (0.5%):
Financials (0.5%):
DNB ASA	5,848	108

Poland (0.4%):
Consumer Staples (0.4%):
Dino Polska SA (b)(c)	2,716	85

Portugal (0.5%):
Energy (0.5%):
Galp Energia SGPS SA	7,303	117

Russian Federation (0.9%):
Energy (0.6%):
LUKOIL PJSC, ADR	1,576	141

Financials (0.3%):
Sberbank of Russia PJSC	23,730	78
		219
Singapore (1.0%):
Consumer Discretionary (0.3%):
Genting Singapore Ltd.	91,600	71

Financials (0.7%):
DBS Group Holdings Ltd.	5,800	108

Security Description	Shares	Fair Value
Oversea-Chinese Banking Corp. Ltd.	7,800	$64
		172
		243
South Africa (1.6%):
Communication Services (0.5%):
Naspers Ltd.	513	119

Financials (0.7%):
Nedbank Group Ltd.	5,740	100
Old Mutual Ltd.	47,023	72
		172
Materials (0.4%):
Kumba Iron Ore Ltd.	2,730	82
		373
Spain (1.2%):
Energy (0.4%):
Repsol SA	5,870	100

Industrials (0.8%):
ACS, Actividades de Construccion y Servicios SA	4,067	179
		279
Sweden (2.6%):
Communication Services (0.4%):
Tele2 AB	7,608	102

Consumer Staples (0.3%):
Essity AB, Class B	2,463	71

Financials (0.4%):
Skandinaviska Enskilda Banken AB, Class A	9,246	80

Health Care (0.3%):
Swedish Orphan Biovitrum AB (b)	3,246	76

Industrials (0.6%):
Volvo AB, Class B	8,805	137

Information Technology (0.3%):
Hexagon AB, B Shares	1,299	68

Materials (0.3%):
Boliden AB	2,679	76
		610
Switzerland (7.0%):
Consumer Staples (1.9%):
Nestle SA, Registered Shares	4,831	461

Financials (1.5%):
Partners Group Holding AG	125	91
Swiss Life Holding AG	571	252
		343
Health Care (3.2%):
Lonza Group AG, Registered Shares	433	134
Novartis AG	3,189	307
Roche Holding AG	1,190	328
		769
Information Technology (0.4%):
Logitech International SA	2,652	104
		1,677
Taiwan (2.5%):
Consumer Staples (0.3%):
TCI Co. Ltd.	5,000	69

Financials (0.4%):
Chailease Holding Co. Ltd.	22,000	90

Information Technology (1.8%):
Accton Technology Corp.	21,000	85

Security Description	Shares	Fair Value
Delta Electronics, Inc.	17,000	$88
Radiant Opto-Electronics Corp.	23,000	74
Realtek Semiconductor Corp.	18,000	106
Taiwan Semiconductor Manufacturing Co. Ltd.	11,000	88
		441
		600
Turkey (0.2%):
Consumer Staples (0.2%):
BIM Birlesik Magazalar AS	4,387	60

United Kingdom (11.8%):
Communication Services (0.7%):
BT Group PLC	30,108	88
Cineworld UK Ltd.	20,013	76
		164
Consumer Discretionary (1.1%):
Barratt Developments PLC	11,843	92
Fiat DaimlerChrysler Automobiles NV	4,859	73
JD Sports Fashion PLC	13,262	87
		252
Consumer Staples (2.5%):
British American Tobacco PLC	3,019	126
Diageo PLC	3,901	160
Imperial Tobacco Group PLC	1,946	66
Tate & Lyle PLC	9,829	93
Tesco PLC	53,724	163
		608
Energy (1.4%):
BP PLC	38,657	280
Cairn Energy PLC (b)	26,428	56
		336
Financials (2.5%):
3I Group PLC	17,561	225
HSBC Holdings PLC	8,397	68
Legal & General Group PLC	30,258	109
Lloyds Banking Group PLC	157,951	128
Royal Bank of Scotland Group	20,515	66
		596
Health Care (1.1%):
AstraZeneca PLC	1,625	130
GlaxoSmithKline PLC	6,518	135
		265
Industrials (1.4%):
Ashtead Group PLC	7,015	170
CNH Industrial NV	8,683	88
RELX PLC	3,236	69
		327
Information Technology (0.2%):
Electrocomponents PLC	8,095	59

Materials (0.9%):
Anglo American PLC	8,051	215
		2,822
United States (0.2%):
Consumer Discretionary (0.2%):
Carnival PLC	1,148	57
Total Common Stocks (Cost $21,256)		23,069

Security Description	Shares	Fair Value
Preferred Stocks (0.4%)
Brazil (0.8%):
Communication Services (0.4%):
Telefonica Brasil SA	7,100	$86
Total Preferred Stocks (Cost $157)		86

Exchange-Traded Funds (1.7%)
United States (1.7%):
iShares Core MSCI EAFE ETF	4,677	284
iShares Core MSCI Emerging Markets ETF	2,123	110
		394
Total Exchange-Traded Funds (Cost $400)		394

Collateral for Securities Loaned^ (2.0%)
United States (2.0%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(d)	76,525	77
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(d)	137,994	138
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(d)	3,071	3
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(d)	42,852	43
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(d)	114,780	115
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(d)	99,479	99
Total Collateral for Securities Loaned (Cost $475)		475
Total Investments (Cost $22,288) — 100.9%		24,024
Liabilities in excess of other assets — (0.9)%		(204)
NET ASSETS - 100.00%		$23,820

^                            Purchased with cash collateral from securities on loan.

(a)                   All or a portion of this security is on loan.

(b)                   Non-income producing security.

(c)                    Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2019, the fair value of these securities was $189 (thousands) and amounted to 0.8% of net assets.

(d)                   Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent International Small-Cap Fund	March 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value
Common Stocks (98.0%)

Australia (6.3%):

Consumer Discretionary (0.3%):
The Star Entertainment Group Ltd.	1,666,523	$4,949

Consumer Staples (0.4%):
Metcash Ltd.	3,893,867	7,335

Energy (1.0%):
Beach Energy Ltd. (a)	11,692,677	17,059

Financials (0.3%):
Magellan Financial Group, Ltd.	213,028	5,524

Industrials (0.9%):
Downer Edi Ltd.	1,435,642	7,847
Seven Group Holdings Ltd.	585,851	7,342
		15,189
Information Technology (0.3%):
Appen, Ltd.	313,252	4,977

Materials (1.8%):
CSR Ltd.	2,936,045	6,933
Northern Star Resources Ltd.	1,684,627	10,700
Orora Ltd.	2,464,288	5,229
OZ Minerals Ltd.	1,091,051	8,228
		31,090
Real Estate (1.3%):
Charter Hall Group	2,957,086	21,570
		107,693
Belgium (0.8%):
Real Estate (0.8%):
Warehouses De Pauw SCA	83,420	13,384

Canada (8.0%):
Communication Services (0.6%):
Entertainment One Ltd.	1,853,010	10,791

Consumer Discretionary (1.3%):
BRP, Inc. (a)	266,445	7,394
Canada Goose Holdings, Inc. (a)(b)	289,857	13,919
		21,313
Energy (1.8%):
Enerflex Ltd.	485,685	6,939
Gran Tierra Energy, Inc. (b)	2,735,123	6,223
Parex Resources, Inc. (b)	832,593	13,035
Tamarack Valley Energy Ltd. (b)	2,852,891	5,188
		31,385
Financials (0.3%):
Canadian Western Bank	243,421	5,085

Industrials (1.4%):
Air Canada (b)	341,893	8,242
Badger Daylighting Ltd. (a)	215,998	6,566
TFI International, Inc.	299,530	8,848
		23,656
Materials (1.1%):
Detour Gold Corp. (b)	529,125	4,966
Kirkland Lake Gold Ltd. (a)	456,044	13,870
		18,836
Real Estate (1.0%):
Canadian Apartment Properties REIT	243,589	9,365
Tricon Capital Group, Inc.	892,528	7,688
		17,053
Utilities (0.5%):
Capital Power Corp.	364,112	8,529
		136,648

Security Description	Shares	Fair Value
Cayman Islands (0.3%):

Consumer Discretionary (0.3%):
Nexteer Automotive Group Ltd.	4,604,000	$5,701

Denmark (1.7%):
Consumer Staples (0.8%):
Royal Unibrew A/S	181,382	13,397

Health Care (0.5%):
GN Store Nord A/S	188,768	8,768

Industrials (0.4%):
DFDS A/S	164,414	6,808
		28,973
Finland (2.1%):
Communication Services (0.3%):
DNA Oyj	267,041	5,535

Industrials (1.1%):
Cramo Oyj	410,231	8,065
Valmet Oyj (a)	442,283	11,204
		19,269
Information Technology (0.4%):
Tieto OYJ	195,712	5,981

Materials (0.3%):
Metsa Board OYJ (a)	749,432	4,600
		35,385
France (8.1%):
Communication Services (0.4%):
Television Francaise (a)	853,787	7,865

Consumer Discretionary (1.0%):
Faurecia Manufacture Automoblie Parts	141,688	5,963
Fnac Darty SA (b)	64,490	4,817
Seb SA	33,739	5,680
		16,460
Financials (0.4%):
SCOR SE	146,836	6,253

Health Care (0.6%):
Korian-Medica	237,807	9,629

Industrials (2.7%):
Alstom SA	147,250	6,384
Eiffage SA	161,768	15,549
Teleperformance	136,295	24,498
		46,431
Information Technology (1.5%):
Alten Ltd.	122,870	13,154
Soitec (b)	84,211	6,908
Worldline SA (b)(c)	105,374	6,243
		26,305
Materials (0.9%):
Arkema SA	159,516	15,216

Real Estate (0.6%):
Nexity SA	201,813	9,849
		138,008
Germany (5.5%):
Communication Services (0.4%):
Scout24 AG (c)	144,798	7,503

Consumer Discretionary (0.4%):
Hugo Boss AG	88,957	6,081

Financials (0.2%):
Aareal Bank AG	133,204	4,113

Security Description	Shares	Fair Value
Health Care (1.1%):
Carl Zeiss Meditec AG	163,196	$13,637
Gerresheimer AG	78,046	5,874
		19,511
Industrials (1.4%):
Deutz AG	449,477	3,771
Duerr AG	119,801	4,703
Fraport AG	65,272	5,007
Koenig & Bauer AG	16,586	695
Rheinmetall AG	97,331	10,159
		24,335
Information Technology (0.5%):
Bechtle AG	84,279	7,818

Real Estate (1.5%):
Alstria Office REIT AG	521,349	8,484
TAG Immobilien AG	654,818	16,171
		24,655
		94,016
Hong Kong (0.4%):
Utilities (0.4%):
Towngas China Co. Ltd.	7,925,000	6,232

Ireland (1.3%):
Consumer Discretionary (0.4%):
Dalata Hotel Group PLC	1,039,789	6,865

Health Care (0.5%):
UDG Healthcare PLC	1,022,144	7,538

Industrials (0.4%):
Grafton Group PLC	705,534	7,443
		21,846
Israel (0.3%):
Financials (0.3%):
Israel Discount Bank-A	1,461,775	5,067

Italy (3.6%):

Communication Services (0.8%):
Infrastructure Wireless Italiane SpA (c)	1,480,648	13,256

Consumer Discretionary (0.3%):
Technogym SpA (c)	496,291	6,113

Energy (0.2%):
Saras SpA	2,003,851	3,713

Health Care (1.4%):
Amplifon SpA	855,331	16,690
Diasorin SpA	66,014	6,657
		23,347
Industrials (0.3%):
Interpump Group SpA	174,092	5,686

Utilities (0.6%):
A2A SpA	5,669,960	10,358
		62,473
Japan (22.2%):
Consumer Discretionary (3.8%):
BIC Camera, Inc.	577,200	6,072
Daikyonishikawa Corp.	449,700	4,142
His Co., Ltd.	163,200	6,011
Keihin Corp.	417,300	6,851
Paltac Corp.	253,100	13,806
Round One Corp.	598,700	7,597
Starts Corp., Inc.	261,700	5,597
Sumitomo Forestry Co. Ltd.	568,200	7,911
Sushiro Global Holdings Ltd.	105,500	7,272
		65,259

Security Description	Shares	Fair Value
Consumer Staples (1.8%):
Fuji Oil Co. Ltd.	187,000	$6,412
Matsumotokiyoshi Holdings Co. Ltd.	247,400	8,268
Nippon Suisan Kaisha Ltd.	1,483,600	11,345
Valor Holdings Co. Ltd.	211,900	5,142
		31,167
Financials (1.6%):
Aiful Corp. (b)	1,864,000	4,691
North Pacific Bank Ltd.	2,162,900	5,420
The Shiga Bank Ltd.	333,800	7,965
Zenkoku Hosho Co. Ltd.	258,200	9,038
		27,114
Health Care (1.8%):
Asahi Intecc Co. Ltd.	182,800	8,611
Jcr Pharmaceuticals Co. Ltd.	104,100	6,153
Sawai Pharmaceutical Co. Ltd.	122,100	7,083
Ship Healthcare Holdings, Inc.	200,900	8,265
		30,112
Industrials (5.3%):
Daifuku Co. Ltd.	138,600	7,251
Fullcast Holdings Co., Ltd.	255,300	5,463
Kanamotoc Co. Ltd.	223,600	5,549
Kumagai Gumi Co. Ltd.	178,800	5,602
Maeda Corp.	630,000	6,267
Makino Milling Machine Co. Ltd.	130,000	5,383
Okuma Corp.	119,600	6,499
Penta-Ocean Construction Co. Ltd.	1,206,600	5,605
Ryobi Ltd.	46,900	1,055
Sankyu, Inc.	142,800	6,981
Sanwa Holdings Corp.	720,600	8,595
Seino Holdings Co. Ltd.	574,200	7,675
Takasago Thermal Engineering Co. Ltd.	422,000	6,810
TODA Corp.	891,300	5,496
Tsubaki Nakashima Co., Ltd.	95,300	1,716
UT Group Co. Ltd.	244,400	5,631
		91,578
Information Technology (3.7%):
Advantest Corp.	236,300	5,520
Horiba Ltd.	125,200	6,983
Lasertec Corp.	188,900	7,933
Net One Systems Co. Ltd.	729,300	18,446
Taiyo Yuden Co. Ltd.	462,600	9,157
TIS, Inc.	313,600	14,883
		62,922
Materials (2.4%):
Denka Co. Ltd.	206,500	5,977
Rengo Co. Ltd.	758,500	7,126
Sumitomo Bakelite Co. Ltd.	134,900	4,845
Tokai Carbon Co. Ltd.	636,900	7,988
Tokyo Steel Manufacturing Co. Ltd.	964,800	8,397
Yamato Kogyo Co. Ltd.	244,000	6,674
		41,007
Real Estate (1.8%):
Japan Hotel REIT Investment Corp.	10,763	8,679
Kenedix Office Investment Corp.	1,247	8,659
Nippon Accommodations Fund, Inc.	1,771	8,987
Open House Co. Ltd.	135,300	4,657
		30,982
		380,141

Security Description	Shares	Fair Value
Korea, Republic Of (4.9%):
Communication Services (0.4%):
AfreecaTV Co. Ltd.	146,463	$7,081

Consumer Discretionary (0.7%):
GS Home Shopping, Inc.	37,084	5,849
SL Corp.	300,935	5,840
		11,689
Consumer Staples (0.4%):
Maeil Dairies Co. Ltd.	98,882	7,529

Financials (0.4%):
KIWOOM Securities Co. Ltd.	95,791	6,860

Health Care (0.6%):
Chong Kun Dang Pharmaceutical Corp.	60,744	5,472
Korea United Pharmaceuticals, Inc.	250,905	5,619
		11,091
Industrials (0.3%):
Hyundai Construction Equipment Co. Ltd.	104,694	4,411

Information Technology (1.1%):
DuzonBizon Co. Ltd.	135,817	5,593
Seoul Semiconductor Co. Ltd.	287,430	5,242
SFA Engineering Corp.	217,893	8,328
		19,163
Materials (1.0%):
Poongsan Corp.	173,427	4,422
SKC Co. Ltd.	199,270	6,363
Soulbrain Co. Ltd.	126,347	5,890
		16,675
		84,499
Luxembourg (0.4%):
Consumer Discretionary (0.4%):
B&M European Value Retail SA	1,282,215	6,245
SAF-Holland SA	27,944	320
		6,565
Netherlands (3.1%):
Financials (1.4%):
ASR Nederland NV	282,466	11,768
Euronext NV (c)	186,969	11,860
		23,628
Industrials (1.0%):
Imcd NV	88,270	6,734
Intertrust NV (c)	271,926	5,129
TKH Group NV	103,805	4,898
		16,761
Information Technology (0.4%):
Asm International NV	116,510	6,330

Materials (0.3%):
Amg Advanced Metallurgical Group NV	176,660	5,507
		52,226
New Zealand (0.5%):
Health Care (0.5%):
Summerset Group Holdings Ltd.	1,885,571	8,475

Singapore (1.1%):
Real Estate (1.1%):
Frasers Logistics & Industrial Trust	10,816,400	9,267
Mapletree Industrial Trust (a)	6,103,121	9,466
		18,733
Spain (1.4%):
Communication Services (0.5%):
Masmovil Ibercom SA (b)	371,998	7,865

Security Description	Shares	Fair Value
Financials (0.3%):
Bankinter SA	651,372	4,964

Industrials (0.3%):
Cia de Distribucion Integral Logista Holdings SA	238,207	5,612

Real Estate (0.3%):
Merlin Properties Socimi SA	447,036	5,850
		24,291
Sweden (3.8%):
Communication Services (0.4%):
THQ Nordic AB (b)	253,627	5,670

Consumer Discretionary (0.8%):
Dometic Group AB (c)	962,002	7,569
Evolution Gaming Group AB (c)	80,145	6,326
		13,895
Financials (0.3%):
Resurs Holdings AB (c)	891,815	5,530

Health Care (0.3%):
Swedish Orphan Biovitrum AB (b)	217,134	5,097

Industrials (0.8%):
Loomis AB, Class B	234,215	8,078
Peab AB	678,121	5,870
		13,948
Materials (0.4%):
SSAB AB, B Shares	2,314,430	7,057

Real Estate (0.8%):
Wihlborgs Fastigheter AB	956,282	13,046
		64,243
Switzerland (6.8%):

Consumer Discretionary (0.5%):
Forbo Holding AG	4,957	7,783

Consumer Staples (1.0%):
Coca-Cola HBC AG	421,424	14,368
Emmi AG	2,157	1,899
		16,267
Financials (2.5%):
Cembra Money Bank AG	54,910	5,197
Helvetia Holding AG, Registered Shares	8,349	5,101
Julius Baer Group Ltd.	123,925	5,014
Swiss Life Holding AG	44,745	19,720
Vontobel Holding AG	155,608	8,375
		43,407
Health Care (0.6%):
Siegfried Holding AG	305	110
Straumann Holding AG	12,090	9,886
		9,996
Industrials (1.2%):
Bucher Industries AG	15,686	5,251
Georg Fischer AG	9,075	8,276
Wizz Air Holdings PLC (b)(c)	185,003	7,258
		20,785
Information Technology (1.0%):
Logitech International SA	448,604	17,622
		115,860
United Kingdom (14.9%):
Communication Services (1.1%):
Auto Trader Group PLC (c)	1,190,533	8,096
Cineworld UK Ltd.	2,721,112	10,375
		18,471

Security Description	Shares	Fair Value
Consumer Discretionary (2.4%):
Bellway PLC	179,320	$7,113
Coats Group PLC	4,565,899	4,703
JD Sports Fashion PLC	2,450,920	16,055
Moneysupermarket.com Group PLC	1,455,548	7,056
Redrow PLC	860,164	6,739
		41,666
Consumer Staples (1.4%):
Nomad Foods Ltd., ADR (b)	324,217	6,630
Stock Spirits Group PLC	1,791,450	5,352
Tate & Lyle PLC	1,247,018	11,793
		23,775
Energy (0.9%):
Cairn Energy PLC (b)	2,436,520	5,134
Flex Lng, Ltd. (b)	348,856	4,516
Hunting PLC	681,122	5,272
		14,922
Financials (2.1%):
Ashmore Group PLC	1,428,504	7,951
Beazley PLC	1,180,756	7,922
IG Group Holdings PLC	681,173	4,615
Intermediate Capital Group PLC	698,521	9,701
Onesavings Bank PLC	1,179,685	5,896
		36,085
Health Care (1.0%):
Clinigen Group PLC	644,761	7,792
Hikma Pharmaceuticals PLC	382,222	8,925
		16,717
Industrials (2.4%):
Costain Group PLC	935,208	4,080
Hays PLC	3,393,048	6,638
Keller Group PLC	526,010	4,226
Meggitt PLC	880,192	5,769
National Express Group PLC	1,653,574	8,743
Northgate PLC	908,856	4,426
Vesuvius PLC	1,063,244	8,221
		42,103
Information Technology (1.7%):
Aveva Group PLC	175,414	7,375
Computacenter PLC	486,963	7,016
Electrocomponents PLC	1,099,490	8,051
Spectris PLC	205,329	6,718
		29,160
Materials (0.3%):
Synthomer PLC	1,059,709	5,240

Real Estate (1.6%):
Londonmetric Property PLC	2,643,871	6,878
Safestore Holdings PLC	1,387,465	10,782
The Unite Group PLC	792,951	9,477
		27,137
		255,276
United States (0.5%):
Information Technology (0.5%):
Globant SA (a)(b)	110,394	7,882
Total Common Stocks (Cost $1,476,198)		1,673,617

Exchange-Traded Funds (0.2%)

United States (0.2%):
Vanguard FTSE Developed Markets ETF (a)	74,346	3,038
Total Exchange-Traded Funds (Cost $2,737)		3,038

Security Description	Shares	Fair Value
Collateral for Securities Loaned^ (2.0%)

United States (2.0%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(d)	5,768,304	$5,768
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(d)	10,401,646	10,402
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(d)	231,519	232
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(d)	3,230,121	3,230
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(d)	8,651,880	8,652
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(d)	7,498,496	7,498
Total Collateral for Securities Loaned (Cost $35,782)		35,782

Total Investments (Cost $1,514,717) — 100.2%		1,712,437
Liabilities in excess of other assets — (0.2)%		(4,099)
NET ASSETS - 100.00%		$1,708,338

^                       Purchased with cash collateral from securities on loan.

(a)              All or a portion of this security is on loan.

(b)              Non-income producing security.

(c)               Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2019, the fair value of these securities was $84,883 (thousands) and amounted to 5.0% of net assets.

(d)              Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Total Return Bond Fund	March 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset Backed Securities (4.1%)
Ameriquest Mortgage Securities, Series 2004-R12, Class M1, 3.34%(LIBOR01M+86bps), 1/25/35, Callable 4/25/19 @ 100(a)	$365	$364
Drive Auto Receivables Trust, Series 2017-3, Class B, 2.30%, 5/17/21, Callable 1/15/21 @ 100	19	19
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38%, 11/15/21, Callable 12/15/19 @ 100(b)(c)	22	22
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22, Callable 11/15/20 @ 100(b)(d)	24	24
Drive Auto Recievables Trust, Series 2016-CA, Class C, 3.02%, 11/15/21, Callable 10/15/20 @ 100(d)	523	523
DT Auto Owner Trust, Series 2017-3A, Class B, 2.40%, 5/17/21, Callable 5/15/21 @ 100(d)	102	102
GM Financial Automobile Leasing Trust, Series 2017-1, Class A3, 2.06%, 5/20/20, Callable 12/20/19 @ 100	167	166
Home Equity Asset Trust, Series 2005-2, Class M5, 3.58%(LIBOR01M+110bps), 7/25/35, Callable 4/25/19 @ 100(a)	1,000	998
Park Place Securities, Inc., Series 2004-WCW2, Class M2, 3.46%(LIBOR01M+98bps), 10/25/34, Callable 4/25/19 @ 100(a)	129	129
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AV1B, 2.75%(LIBOR01M+26bps), 4/25/35, Callable 2/25/20 @ 100(a)	110	109
Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.21%, 10/15/21, Callable 12/15/20 @ 100(b)	344	343
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(b)(d)	525	527
Total Asset Backed Securities (Cost $3,282)		3,326

Collateralized Mortgage Obligations (3.1%)
Commercial Mortgage Trust, Series 2012-CR4, Class B, 3.70%, 10/15/45(d)	615	576
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.74%, 1/10/46(b)	320	325
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.65%, 1/10/45(b)(c)	500	528
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45	270	270
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.74%, 12/15/45	585	582
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.72%, 3/15/47, Callable 3/1/24 @ 100(c)	208	219
Total Collateralized Mortgage Obligations (Cost $2,631)		2,500

Corporate Bonds (31.1%)

Communication Services (2.1%):
AT&T, Inc.
3.40%, 5/15/25, Callable 2/15/25 @ 100	503	499
5.15%, 11/15/46, Callable 5/15/46 @ 100 (b)	492	503
SES Global Americas Holdings GP, 5.30%, 3/25/44 (d)	304	270
Verizon Communications, Inc., 5.15%, 9/15/23	448	493
		1,765
Consumer Discretionary (2.5%):
Hasbro, Inc., 6.35%, 3/15/40	280	308
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	585	596
McDonald’s Corp., 2.63%, 1/15/22, MTN	609	608
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	318	324
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	160	162
		1,998

Security Description	Shares or Principal Amount	Value
Consumer Staples (1.7%):
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	$140	$149
Mead Johnson Nutrition Co., 4.60%, 6/1/44, Callable 12/1/43 @ 100 (b)	239	260
Reynolds American, Inc.
4.45%, 6/12/25, Callable 3/12/25 @ 100	251	258
6.15%, 9/15/43 (b)	175	184
Tyson Foods, Inc.
3.55%, 6/2/27, Callable 3/2/27 @ 100	372	365
5.10%, 9/28/48, Callable 3/28/48 @ 100	160	163
		1,379
Energy (2.2%):
Ecopetrol SA, 5.88%, 9/18/23 (e)	401	438
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100	85	92
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	269	268
Statoil ASA, 3.95%, 5/15/43	130	133
Valero Energy Corp.
4.35%, 6/1/28, Callable 3/1/28 @ 100	274	284
4.00%, 4/1/29, Callable 1/1/29 @ 100	120	121
10.50%, 3/15/39	285	456
		1,792
Financials (11.2%):
Aflac, Inc.
2.88%, 10/15/26, Callable 7/15/26 @ 100	335	328
4.75%, 1/15/49, Callable 7/15/48 @ 100	75	83
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	204	208
Bank of America Corp.
2.33%(LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a)	265	263
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	515	508
4.20%, 8/26/24, MTN	509	527
BB&T Corp.
3.95%, 3/22/22, Callable 2/22/22 @ 100	365	375
2.75%, 4/1/22, Callable 3/1/22 @ 100, MTN	480	480
Capital One Financial Corp., 3.75%, 7/28/26, Callable 6/28/26 @ 100 (e)	417	406
Cincinnati Financial Corp., 6.13%, 11/1/34	320	391
Citigroup, Inc.
2.75%, 4/25/22, Callable 3/25/22 @ 100	829	825
3.88%(LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (a)	235	228
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100	425	415
5.60%, 7/15/41	230	280
Morgan Stanley
2.65%, 1/27/20 (b)	630	629
4.88%, 11/1/22	418	441
3.13%, 7/27/26, MTN	545	531
Newcrest Finance Pty Ltd., 5.75%, 11/15/41 (d)	155	162
The Goldman Sachs Group, Inc.
2.35%, 11/15/21, Callable 11/15/20 @ 100	265	261
3.50%, 1/23/25, Callable 10/23/24 @ 100	275	274
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	278	293
UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (b)(d)	500	500
Wells Fargo & Co.
3.45%, 2/13/23	585	592
4.90%, 11/17/45 (b)	185	198
		9,198
Health Care (4.0%):
AbbVie, Inc., 3.38%, 11/14/21	680	689
Amgen, Inc.
2.65%, 5/11/22, Callable 4/11/22 @ 100	542	539
6.90%, 6/1/38	125	158
CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	589	599
Express Scripts Holding Co., 2.25%, 6/15/19 (b)	415	414
Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100 (b)	835	869
		3,268

Security Description	Shares or Principal Amount	Value
Industrials (2.6%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19 (b)	$890	$906
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	115	107
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	210	226
Rockwell Automation, Inc.
3.50%, 3/1/29, Callable 12/1/28 @ 100	165	170
6.25%, 12/1/37	155	195
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	150	156
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (b)	319	298
		2,058
Information Technology (1.7%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	117	132
Broadcom Corp., 3.63%, 1/15/24, Callable 11/15/23 @ 100	294	293
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	165	163
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	215	231
Tyco Electronics Group SA, 7.13%, 10/1/37	82	109
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	480	476
		1,404
Materials (1.1%):
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100	380	365
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25, Callable 3/15/25 @ 100	190	199
5.20%, 11/2/40	100	119
Southern Copper Corp., 5.25%, 11/8/42 (b)	160	166
		849
Utilities (2.0%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	250	244
Consolidated Edison, Inc., 6.30%, 8/15/37	250	317
Exelon Corp.
3.50%, 6/1/22, Callable 5/1/22 @ 100	327	331
3.95%, 6/15/25, Callable 3/15/25 @ 100	173	179
Iberdrola International BV
6.75%, 9/15/33	50	60
6.75%, 7/15/36	110	138
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	190	208
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100 (b)	159	163
		1,640
Total Corporate Bonds (Cost $24,979)		25,351

Residential Mortgage Backed Securities (0.4%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 3.81%(LIBOR01M+132bps), 10/25/32, Callable 4/25/19 @ 100(a)	137	137
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 8/25/29 @ 100(b)(c)(d)	192	192
Total Residential Mortgage Backed Securities (Cost $330)		329

U.S. Government Mortgage Backed Agencies (54.9%)
Federal Home Loan Mortgage Corp.
8.50%, 2/1/20 (b)	1	1
9.00%, 4/1/25 (b)	19	21
Series 4139, Class DA, 1.25%, 12/15/27 (b)	1,045	994
7.50%, 8/1/29 (b)	10	11

Security Description	Shares or Principal Amount		Value
Series 4395, Class PA, 2.50%, 4/15/37 (b)	$391		$386
5.00%, 7/1/39 (b)	1,104		1,191
Series 4320, Class AP, 3.50%, 7/15/39 - 3/1/49 (b)	5,824		5,947
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40 (b)	1,231		1,204
Series 4049, Class AB, 2.75%, 12/15/41 (b)	202		202
Series 4494, Class JA, 3.75%, 5/15/42 (b)	773		792
4.50%, 12/1/45 (b)	1,489		1,579
3.00%, 10/1/46 (b)	721		719
			13,047
Federal National Mortgage Association
Series 1990-5, Class J, 8.20%, 1/25/20 (b)	—	(f)	—	(f)
6.00%, 2/1/37 (b)	379		427
Series 2013-33, Class UD, 2.50%, 4/25/39 - 12/25/47 (b)	793		780
Series 2013-137, Class A, 3.50%, 3/25/40 - 12/25/50 (b)(g)	8,992		9,127
Series 2011-21, Class PA, 4.50%, 5/25/40 (b)	902		933
Series 2011-101, Class LA, 3.00%, 10/25/40 - 2/25/49 (b)(g)	8,280		8,260
Series 2013-81, Class KA, 2.75%, 9/25/42 (b)	845		840
Series 2013-44, Class PB, 1.75%, 1/25/43 (b)	812		778
4.00%, 5/1/43 - 9/1/48 (b)(g)	8,065		8,315
Series 2015-61, Class PV, 3.50%, 5/25/44 (b)(c)	898		926
			30,386
Government National Mortgage Association
Series 2016-116, Class GA, 1.75%, 11/20/44 (b)	1,159		1,107
4.50%, 2/20/49	250		259
			1,366
Total U.S. Government Mortgage Backed Agencies (Cost $44,716)			44,799

U.S. Treasury Obligations (12.6%)
U.S. Treasury Bills, 2.30%, 5/23/19 (b)(h)	1,300		1,296
U.S. Treasury Bonds
2.88%, 5/15/43 (b)	369		375
3.00%, 2/15/48 (b)	5,491		5,683
U.S. Treasury Notes
2.88%, 10/31/23 (b)	1,050		1,079
2.88%, 8/15/28 (b)	1,793		1,863
Total U.S. Treasury Obligations (Cost $9,832)			10,296

Security Description	Shares	Value
Collateral for Securities Loaned^ (0.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(i)	56,490	56
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(i)	101,865	102
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(i)	2,267	2
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(i)	31,633	32
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(i)	84,729	85
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(i)	73,434	73
Total Collateral for Securities Loaned (Cost $350)		350
Total Investments (Cost $86,120) — 106.6%		86,951
Liabilities in excess of other assets — (6.6)%		(5,400)
NET ASSETS - 100.00%		$81,551

^                       Purchased with cash collateral from securities on loan.

(a)              Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2019.

(b)              All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(c)               The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2019.

(d)              Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2019, the fair value of these securities was $2,876 (thousands) and amounted to 3.5% of net assets.

(e)               All or a portion of this security is on loan.

(f)                Rounds to less than $1.

(g)               Security purchased on a when-issued basis.

(h)              Rate represents the effective yield at March 31, 2019.

(i)                  Rate disclosed is the daily yield on March 31, 2019.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2019, based on the last reset date of the security

MTN—Medium Term Note

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note Future	38	6/19/19	$4,720,444	$4,720,314	$(130)
2-Year U.S. Treasury Note Future	12	6/28/19	2,547,416	2,557,126	9,710
5-Year U.S. Treasury Note Future	61	6/28/19	7,066,680	7,065,514	(1,166)
					$8,414

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond Future	7	6/19/19	1,012,538	1,047,594	(35,056)

	Total unrealized appreciation				$9,710
	Total unrealized depreciation				(36,352)
	Total net unrealized depreciation				$(26,642)

Centrally Cleared

Credit Default Swap Agreements - Buy Protection(a)

Underlying Instrument*	Fixed Deal Pay Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 31	5.00%	12/20/23	Daily	3.36%	$3,234,000	**	$(218,756)	$(201,219)	$(17,537)

*                       As of March 31, 2019, the CDX North America High Yield Index included securities which had defaulted and represented 2% of the Index.

**                 Reflects the notional amount after the default of securities.

(a)                When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)               Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)                The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Portfolios II	Schedule of Portfolio Investments
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)

Communication Services (3.8%):
Activision Blizzard, Inc.	2,701	$122,977
Alphabet, Inc., Class A(a)	168	197,717
AT&T, Inc.	7,484	234,698
CBS Corp., Class B	4,129	196,251
Charter Communications, Inc., Class A(a)	475	164,782
Comcast Corp., Class A	5,491	219,530
DISH Network Corp.(a)	4,172	132,211
Electronic Arts, Inc.(a)	1,280	130,086
Facebook, Inc., Class A(a)	926	154,355
InterActive Corp.(a)	682	143,295
Match Group, Inc.(b)	1,892	107,106
Netflix, Inc.(a)	309	110,177
Omnicom Group, Inc.	3,218	234,882
Sirius XM Holdings, Inc.(b)	30,710	174,126
Take-Two Interactive Software, Inc.(a)	1,293	122,020
The Walt Disney Co.	2,338	259,589
T-Mobile US, Inc.(a)	3,258	225,128
TripAdvisor, Inc.(a)	2,395	123,223
Twitter, Inc.(a)(b)	3,399	111,759
Verizon Communications, Inc.	4,925	291,216
Viacom, Inc., Class B	6,359	178,497
World Wrestling Entertainment, Inc.(b)	1,581	137,199
Zayo Group Holdings, Inc.(a)	4,353	123,712
		3,894,536
Consumer Discretionary (11.9%):
Advance Auto Parts, Inc.	1,107	188,777
Amazon.com, Inc.(a)	78	138,899
Aramark	5,842	172,631
AutoZone, Inc.(a)	230	235,548
Best Buy Co., Inc.	2,061	146,455
Booking Holdings, Inc.(a)	108	188,450
BorgWarner, Inc.	4,117	158,134
Bright Horizons Family Solutions, Inc.(a)	2,237	284,346
Burlington Stores, Inc.(a)	992	155,427
CarMax, Inc.(a)(b)	3,226	225,175
Chipotle Mexican Grill, Inc.(a)	283	201,018
Columbia Sportswear Co.	1,669	173,876
D.R. Horton, Inc.	4,171	172,596
Darden Restaurants, Inc.	2,053	249,378
Dollar General Corp.	1,880	224,284
Domino’s Pizza, Inc.	694	179,121
Dunkin’ Brands Group, Inc.	3,124	234,612
eBay, Inc.	5,080	188,671
Etsy, Inc.(a)	1,164	78,244
Five Below, Inc.(a)	1,039	129,096
Foot Locker, Inc.(b)	2,581	156,409
Garmin Ltd.	2,171	187,466
General Motors Co.	4,495	166,765
Genuine Parts Co.	2,842	318,390
Grand Canyon Education, Inc.(a)	1,320	151,153
Hanesbrands, Inc.	6,720	120,154
Harley-Davidson, Inc.	5,212	185,859
Hilton Worldwide Holdings, Inc.	2,273	188,909
Hyatt Hotels Corp., Class A	2,982	216,404
Kohl’s Corp.	2,291	157,552
Lear Corp.	1,140	154,709
Leggett & Platt, Inc.	4,076	172,089
Lennar Corp., Class A	3,402	167,004
LKQ Corp.(a)	7,601	215,716
Macy’s, Inc.	5,205	125,076
Marriott International, Inc., Class A	1,530	191,388
McDonald’s Corp.	1,622	308,018
Mohawk Industries, Inc.(a)	942	118,833
Nordstrom, Inc.	3,223	143,037

Security Description	Shares	Value
Norwegian Cruise Line Holdings Ltd.(a)	3,177	$174,608
NVR, Inc.(a)	75	207,525
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,575	134,395
O’Reilly Automotive, Inc.(a)	584	226,767
Planet Fitness, Inc., Class A(a)	2,303	158,262
Pool Corp.	1,596	263,292
PulteGroup, Inc.	6,533	182,663
PVH Corp.	1,408	171,706
Qurate Retail, Inc.(a)	8,432	134,743
Ralph Lauren Corp.	1,218	157,950
Ross Stores, Inc.	2,161	201,189
Royal Caribbean Cruises Ltd.	1,405	161,041
Service Corp. International	5,743	230,581
Starbucks Corp.	3,296	245,025
Tapestry, Inc.	4,306	139,902
Target Corp.	2,605	209,077
The Gap, Inc.	7,252	189,857
The Home Depot, Inc.	1,261	241,973
The TJX Co., Inc.	4,716	250,938
Tiffany & Co.	1,651	174,263
Tractor Supply Co.	2,149	210,086
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	510	177,852
VF Corp.	1,914	166,346
Yum China Holdings, Inc.	3,489	156,691
Yum! Brands, Inc.	3,249	324,282
		12,060,683
Consumer Staples (7.6%):
Altria Group, Inc.	3,860	221,679
Archer-Daniels-Midland Co.	6,561	282,976
Brown-Forman Corp., Class B	4,747	250,547
Church & Dwight Co., Inc.	3,065	218,320
Colgate-Palmolive Co.	3,910	267,990
Conagra Brands, Inc.	6,301	174,790
Constellation Brands, Inc., Class A	1,079	189,181
Costco Wholesale Corp.	1,021	247,225
General Mills, Inc.	4,614	238,775
Herbalife Ltd.(a)	5,215	276,343
Hormel Foods Corp.(b)	6,431	287,852
Ingredion, Inc.	2,668	252,633
Keurig Dr Pepper, Inc.	8,799	246,108
Kimberly-Clark Corp.	1,974	244,579
Lamb Weston Holdings, Inc.	3,182	238,459
McCormick & Co., Inc.	1,703	256,523
Molson Coors Brewing Co., Class B	2,945	175,669
Mondelez International, Inc., Class A	6,368	317,891
Monster Beverage Corp.(a)	2,943	160,629
PepsiCo, Inc.	2,594	317,895
Philip Morris International, Inc.	2,417	213,639
Sysco Corp.	3,918	261,566
The Clorox Co.	1,491	239,246
The Coca-Cola Co.	6,315	295,921
The Estee Lauder Cos., Inc., Class A	1,075	177,966
The Hershey Co.	2,822	324,049
The J.M. Smucker Co.	2,087	243,136
The Kroger Co.	6,395	157,317
The Procter & Gamble Co.	2,573	267,721
Tyson Foods, Inc., Class A	3,860	268,000
US Foods Holding Corp.(a)	5,740	200,383
Walgreens Boots Alliance, Inc.	3,309	209,360
		7,724,368
Energy (3.4%):
Anadarko Petroleum Corp.	3,352	152,449
Cabot Oil & Gas Corp.	6,755	176,306
Chevron Corp.	1,978	243,650
Cimarex Energy Co.	1,934	135,187
ConocoPhillips	2,701	180,265
Continental Resources, Inc.(a)	2,785	124,684

Security Description	Shares	Value
Diamondback Energy, Inc.	1,455	$147,726
EOG Resources, Inc.	1,696	161,425
Exxon Mobil Corp.	3,252	262,761
Halliburton Co.	5,414	158,630
HollyFrontier Corp.	2,703	133,177
Marathon Oil Corp.	7,908	132,143
Marathon Petroleum Corp.	2,732	163,510
Occidental Petroleum Corp.	3,045	201,579
ONEOK, Inc.	3,189	222,720
Parsley Energy, Inc., Class A(a)	7,157	138,130
Phillips 66	1,940	184,630
Pioneer Natural Resources Co.	1,108	168,726
Schlumberger Ltd.	4,292	187,003
Valero Energy Corp.	2,012	170,678
		3,445,379
Financials (16.8%):
Aflac, Inc.	5,617	280,850
Ally Financial, Inc.	7,862	216,126
American Express Co.	2,276	248,766
Ameriprise Financial, Inc.	1,303	166,914
Arch Capital Group Ltd.(a)	8,502	274,785
Arthur J. Gallagher & Co.	3,908	305,214
Assurant, Inc.	2,539	240,976
Bank of America Corp.	7,313	201,766
BB&T Corp.	5,304	246,795
BlackRock, Inc., Class A	471	201,291
BOK Financial Corp.	2,583	210,644
Brown & Brown, Inc.	10,466	308,851
Capital One Financial Corp.	2,613	213,456
CBOE Holdings, Inc.	2,601	248,239
Chubb Ltd.	2,138	299,491
Citigroup, Inc.	3,332	207,317
Citizens Financial Group, Inc.	5,887	191,328
CME Group, Inc.	1,640	269,911
Comerica, Inc.	2,487	182,347
Commerce Bank, Inc.	4,630	268,818
Credit Acceptance Corp.(a)(b)	421	190,263
Cullen/Frost Bankers, Inc.	2,381	231,124
Discover Financial Services	2,981	212,128
E*TRADE Financial Corp.	4,011	186,231
East West Bancorp, Inc.	3,740	179,408
Erie Indemnity Co., Class A	1,453	259,390
FactSet Research Systems, Inc.	1,126	279,551
Fifth Third BanCorp	8,314	209,679
First American Financial Corp.	4,188	215,682
First Republic Bank	1,828	183,641
FNF Group	6,574	240,280
Franklin Resources, Inc.	6,481	214,780
Hartford Financial Services Group, Inc.	5,755	286,139
Huntington Bancshares, Inc.	15,894	201,536
Intercontinental Exchange, Inc.	3,662	278,825
Invesco Ltd.	9,827	189,759
JPMorgan Chase & Co.	2,593	262,489
KeyCorp	11,367	179,030
Lincoln National Corp.	3,159	185,433
LPL Financial Holdings, Inc.	2,375	165,419
M&T Bank Corp.	1,467	230,348
MarketAxess Holdings, Inc.	887	218,273
Marsh & McLennan Co., Inc.	2,840	266,676
MetLife, Inc.(b)	4,819	205,145
Moody’s Corp.	1,129	204,451
Morgan Stanley	4,698	198,256
MSCI, Inc.	1,008	200,431
New York Community Bancorp, Inc.	17,305	200,219
Northern Trust Corp.	2,494	225,483
People’s United Financial, Inc.	14,476	237,985
Popular, Inc.	4,182	218,008

Security Description	Shares	Value
Principal Financial Group, Inc.	3,724	$186,908
Prudential Financial, Inc.	2,273	208,843
Raymond James Financial, Inc.	2,454	197,326
Regions Financial Corp.	12,723	180,030
Reinsurance Group of America, Inc.	1,648	233,983
S&P Global, Inc.	1,135	238,974
Santander Consumer USA Holdings, Inc.	10,017	211,659
SEI Investments Co.	4,210	219,973
Signature Bank	1,487	190,440
State Street Corp.	2,727	179,464
SVB Financial Group(a)	559	124,299
Synchrony Financial	5,295	168,911
Synovus Financial Corp.	5,169	177,607
T. Rowe Price Group, Inc.	1,986	198,838
TD Ameritrade Holding Corp.	3,985	199,210
The Bank of New York Mellon Corp.	5,087	256,537
The Charles Schwab Corp.	4,339	185,536
The Goldman Sachs Group, Inc.	937	179,895
The PNC Financial Services Group, Inc.	1,934	237,224
The Progressive Corp.	2,829	203,943
The Travelers Co., Inc.	2,175	298,323
Torchmark Corp.	3,145	257,733
U.S. Bancorp	6,004	289,334
W.R. Berkley Corp.	3,887	329,306
Wells Fargo & Co.	5,193	250,926
Zions BanCorp	4,593	208,568
		17,153,737
Health Care (10.7%):
Abbott Laboratories(b)	2,803	224,072
ABIOMED, Inc.(a)	306	87,391
Agilent Technologies, Inc.	2,585	207,782
Align Technology, Inc.(a)	395	112,310
AmerisourceBergen Corp.	2,408	191,484
Amgen, Inc.	1,182	224,556
Anthem, Inc.	672	192,851
Baxter International, Inc.(b)	3,075	250,028
Biogen, Inc.(a)	588	138,991
Bio-Techne Corp.	914	181,475
Boston Scientific Corp.(a)	4,686	179,849
Bristol-Myers Squibb Co.	3,262	155,630
Bruker Corp.	4,529	174,095
Centene Corp.(a)	2,913	154,680
Cerner Corp.(a)	3,612	206,643
Charles River Laboratories International, Inc.(a)	1,136	165,004
Cigna Corp.	1,125	180,923
Danaher Corp.	1,751	231,167
Edwards Lifesciences Corp.(a)	901	172,388
Encompass Health Corp.	3,636	212,342
Exelixis, Inc.(a)	4,645	110,551
Gilead Sciences, Inc.	3,241	210,697
HCA Holdings, Inc.	1,506	196,352
Henry Schein, Inc.(a)	3,609	216,937
Hill-Rom Holdings, Inc.	1,916	202,828
Humana, Inc.	707	188,062
IDEXX Laboratories, Inc.(a)	831	185,812
Illumina, Inc.(a)	441	137,014
Intuitive Surgical, Inc.(a)	266	151,774
IQVIA Holdings, Inc.(a)	1,397	200,958
Jazz Pharmaceuticals PLC(a)	1,095	156,530
Johnson & Johnson(b)	1,866	260,848
Laboratory Corp. of America Holdings(a)	1,379	210,959
Masimo Corp.(a)	1,534	212,122
Medtronic PLC	2,900	264,131
Merck & Co., Inc.	3,559	296,003
Mettler-Toledo International, Inc.(a)	312	225,576
Molina Healthcare, Inc.(a)	931	132,165
Mylan NV(a)	4,854	137,562
PerkinElmer, Inc.(b)	1,925	185,493

Security Description	Shares	Value
Pra Health Sciences, Inc.(a)	1,395	$153,855
Quest Diagnostics, Inc.	2,591	232,983
Regeneron Pharmaceuticals, Inc.(a)	409	167,944
ResMed, Inc.	1,502	156,163
Stryker Corp.	1,080	213,322
The Cooper Co., Inc.	662	196,065
Thermo Fisher Scientific, Inc.	868	237,589
United Therapeutics Corp.(a)	1,416	166,196
UnitedHealth Group, Inc.	915	226,243
Universal Health Services, Inc., Class B	1,589	212,561
Varian Medical Systems, Inc.(a)	1,467	207,903
Veeva Systems, Inc., Class A(a)	1,099	139,419
Vertex Pharmaceuticals, Inc.(a)	926	170,338
Waters Corp.(a)	796	200,361
WellCare Health Plans, Inc.(a)	699	188,555
West Pharmaceutical Services, Inc.	2,017	222,273
Zoetis, Inc.	2,418	243,420
		10,861,225
Industrials (17.1%):
3M Co.	1,107	230,012
A.O. Smith Corp.	3,772	201,123
Alaska Air Group, Inc.	2,944	165,217
Allegion PLC	2,730	247,638
Allison Transmission Holdings, Inc.	4,280	192,258
AMERCO, Inc.	732	271,945
American Airlines Group, Inc.	3,381	107,381
AMETEK, Inc.	2,719	225,595
Arconic, Inc.(b)	7,147	136,579
C.H. Robinson Worldwide, Inc.	2,754	239,570
Carlisle Cos., Inc.	1,806	221,452
Caterpillar, Inc.	1,091	147,820
Cintas Corp.	1,059	214,034
Copart, Inc.(a)	2,639	159,897
Costar Group, Inc.(a)	363	169,310
CSX Corp.	3,050	228,201
Cummins, Inc.	1,455	229,701
Deere & Co.	1,099	175,664
Delta Air Lines, Inc.	3,732	192,758
Donaldson Co., Inc.(b)	3,671	183,770
Dover Corp.	2,517	236,095
Eaton Corp. PLC, ADR	2,957	238,216
Emerson Electric Co.	3,315	226,978
Equifax, Inc.	1,685	199,673
Expeditors International of Washington, Inc.	3,045	231,116
Fastenal Co.	3,297	212,031
FedEx Corp.	941	170,707
Flowserve Corp.	3,621	163,452
Fortive Corp.	2,830	237,409
Fortune Brands Home & Security, Inc.	3,552	169,111
General Dynamics Corp.	1,352	228,866
Graco, Inc.	4,743	234,873
Harris Corp.	1,023	163,383
HEICO Corp.	2,209	209,568
Hexcel Corp.	2,929	202,570
Honeywell International, Inc.	1,898	301,631
Hubbell, Inc.	1,565	184,639
Huntington Ingalls Industries, Inc.	915	189,588
IDEX Corp.	1,573	238,687
Illinois Tool Works, Inc.	1,554	223,046
Ingersoll-Rand PLC	2,310	249,364
J.B. Hunt Transport Services, Inc.	1,951	197,617
Johnson Controls International PLC	6,370	235,308
Kansas City Southern	2,012	233,352
KAR Auction Services, Inc.	4,028	206,677
Knight-Swift Transportation Holdings, Inc.	3,766	123,073
Lennox International, Inc.	974	257,525
Lincoln Electric Holdings, Inc.	2,391	200,533

Security Description	Shares	Value
Lockheed Martin Corp.	735	$220,618
Masco Corp.	4,750	186,723
Nordson Corp.	1,457	193,082
Norfolk Southern Corp.	1,133	211,746
Northrop Grumman Corp.	686	184,946
Old Dominion Freight Line, Inc.	1,157	167,059
Owens Corning, Inc.	3,111	146,590
PACCAR, Inc.	3,191	217,435
Parker-Hannifin Corp.	1,158	198,736
Raytheon Co.	1,147	208,846
Republic Services, Inc., Class A	4,878	392,094
Robert Half International, Inc.	2,375	154,755
Rockwell Automation, Inc.	1,131	198,445
Rollins, Inc.	5,957	247,930
Roper Technologies, Inc.	659	225,358
Snap-on, Inc.	1,266	198,154
Southwest Airlines Co.	3,246	168,500
Spirit Aerosystems Holdings, Inc., Class A	2,109	193,037
Teledyne Technologies, Inc.(a)	941	223,026
Textron, Inc.	3,471	175,841
The Boeing Co.	386	147,228
The Middleby Corp.(a)	1,691	219,881
Toro Co.	3,737	257,254
TransDigm Group, Inc.(a)	408	185,228
TransUnion	2,802	187,286
Union Pacific Corp.	1,164	194,621
United Continental Holdings, Inc.(a)	2,135	170,330
United Parcel Service, Inc., Class B	1,918	214,317
United Rentals, Inc.(a)	869	99,283
United Technologies Corp.	1,734	223,494
Verisk Analytics, Inc., Class A	2,050	272,650
W.W. Grainger, Inc.	595	179,053
WABCO Holdings, Inc.(a)	1,286	169,533
Wabtec Corp.(b)	1,912	140,953
Waste Management, Inc.	3,372	350,385
Woodward, Inc.	1,723	163,495
XPO Logistics, Inc.(a)(b)	1,780	95,657
Xylem, Inc.	2,761	218,229
		17,506,811
Information Technology (15.0%):
Accenture PLC, Class A	1,494	262,974
Adobe Systems, Inc.(a)	518	138,042
Advanced Micro Devices, Inc.(a)	2,983	76,126
Akamai Technologies, Inc.(a)	2,265	162,423
Alliance Data Systems Corp.	963	168,506
Amphenol Corp., Class A	2,488	234,968
Analog Devices, Inc.	1,630	171,591
ANSYS, Inc.(a)	979	178,873
Apple, Inc.	896	170,196
Applied Materials, Inc.	3,447	136,708
Arrow Electronics, Inc.(a)	2,589	199,508
Aspen Technology, Inc.(a)	1,478	154,096
Automatic Data Processing, Inc.	1,479	236,255
Black Knight, Inc.(a)	3,870	210,915
Booz Allen Hamilton Holdings Corp.	4,431	257,618
Broadcom, Inc.	563	169,300
Broadridge Financial Solutions, Inc.	1,953	202,507
Cadence Design Systems, Inc.(a)(b)	2,754	174,907
CDK Global, Inc.	3,701	217,693
CDW Corp. of Delaware	1,855	178,766
Ciena Corp.(a)(b)	3,830	143,012
Cisco Systems, Inc.	3,941	212,776
Citrix Systems, Inc.(b)	2,869	285,924
Cognex Corp.	2,333	118,656
Cognizant Technology Solutions Corp., Class A(b)	3,048	220,828
Cypress Semiconductor Corp.(b)	9,308	138,875
Dolby Laboratories, Inc., Class A(b)	3,618	227,825
DXC Technology Co.	2,118	136,209

Security Description	Shares	Value
EPAM Systems, Inc.(a)	1,039	$175,726
Euronet Worldwide, Inc.(a)	1,177	167,828
F5 Networks, Inc.(a)	1,165	182,823
Fair Isaac Corp.(a)	699	189,869
Fidelity National Information Services, Inc.	2,309	261,148
Fiserv, Inc.(a)	2,552	225,291
FleetCor Technologies, Inc.(a)	863	212,807
FLIR Systems, Inc.	3,659	174,095
Fortinet, Inc.(a)	1,576	132,337
Genpact Ltd.	7,218	253,929
Global Payments, Inc.	1,475	201,367
GoDaddy, Inc., Class A(a)	1,898	142,711
HP, Inc.	7,726	150,116
Intel Corp.	3,194	171,519
International Business Machines Corp.	1,437	202,761
Intuit, Inc.	680	177,759
IPG Photonics Corp.(a)	761	115,505
Jack Henry & Associates, Inc.	2,079	288,440
Juniper Networks, Inc.	7,675	203,157
KLA-Tencor Corp.	1,249	149,143
Lam Research Corp.(b)	748	133,899
Leidos Holdings, Inc.	3,430	219,829
Mastercard, Inc., Class A	748	176,117
Maxim Integrated Products, Inc.	3,088	164,189
Microchip Technology, Inc.	1,642	136,220
Micron Technology, Inc.(a)	2,727	112,707
Microsoft Corp.	1,601	188,822
Monolithic Power Systems, Inc.	1,039	140,774
Motorola Solutions, Inc.	1,253	175,946
National Instruments Corp.	3,399	150,780
NetApp, Inc.	2,099	145,545
Nvidia Corp.	584	104,863
ON Semiconductor Corp.(a)	5,269	108,383
Paychex, Inc.	3,670	294,333
Paycom Software, Inc.(a)	736	139,200
PayPal Holdings, Inc.(a)	1,508	156,591
PTC, Inc.(a)	1,602	147,672
RealPage, Inc.(a)(b)	2,456	149,055
Sabre Corp.	8,373	179,098
Salesforce.com, Inc.(a)	822	130,180
Seagate Technology PLC	3,069	146,974
Skyworks Solutions, Inc.	1,732	142,855
Synopsys, Inc.(a)	1,949	224,426
TE Connectivity Ltd.	2,648	213,826
Teradyne, Inc.	3,402	135,536
Texas Instruments, Inc.	1,584	168,015
The Trade Desk, Inc., Class A(a)	386	76,409
The Western Union Co.	17,642	325,847
Total System Services, Inc.	2,293	217,858
Trimble Navigation Ltd.(a)	4,578	184,951
Tyler Technologies, Inc.(a)	997	203,787
Universal Display Corp.	540	82,539
VeriSign, Inc.(a)	856	155,415
Visa, Inc., Class A	1,305	203,828
WEX, Inc.(a)	1,028	197,366
Xerox Corp.	5,043	161,275
Xilinx, Inc.	941	119,309
Zebra Technologies Corp., Class A(a)	723	151,490
		15,230,317
Materials (6.2%):
Air Products & Chemicals, Inc.	1,496	285,676
Albemarle Corp.(b)	1,863	152,729
AptarGroup, Inc.	2,901	308,637
Avery Dennison Corp.	2,259	255,267
Ball Corp.	4,390	254,005
Berry Global Group, Inc.(a)	4,001	215,534
Celanese Corp., Series A	1,850	182,429

Security Description	Shares	Value
CF Industries Holdings, Inc.	3,294	$134,659
Crown Holdings, Inc.(a)	3,643	198,799
DowDuPont, Inc.	3,277	174,697
Eastman Chemical Co.	2,433	184,616
Ecolab, Inc.	1,763	311,240
FMC Corp.	2,181	167,544
Freeport-McMoRan, Inc.	8,832	113,844
International Flavors & Fragrances, Inc.(b)	1,757	226,284
International Paper Co.	3,814	176,474
Lyondellbasell Industries NV, Class A	2,551	214,488
Martin Marietta Materials, Inc.	967	194,541
Nucor Corp.	3,485	203,350
Packaging Corp. of America	1,803	179,182
PPG Industries, Inc.	1,882	212,421
Reliance Steel & Aluminum Co.	2,676	241,536
RPM International, Inc.	4,170	242,027
Sonoco Products Co.	5,092	313,310
Steel Dynamics, Inc.	4,822	170,072
The Chemours Co.	3,422	127,162
The Mosaic Co.	5,037	137,560
The Sherwin-Williams Co.	505	217,509
Vulcan Materials Co.	1,285	152,144
Westlake Chemical Corp.	2,158	146,442
WestRock Co.	4,356	167,053
		6,261,231
Real Estate (0.3%):
CBRE Group, Inc., Class A(a)	4,088	202,151
Jones Lang LaSalle, Inc.	960	148,013
		350,164
Utilities (6.7%):
AES Corp.	12,938	233,919
Alliant Energy Corp.	6,780	319,541
Ameren Corp.	4,220	310,381
American Electric Power Co., Inc.	4,044	338,685
American Water Works Co., Inc.	2,894	301,728
Atmos Energy Corp.	2,879	296,336
CMS Energy Corp.	5,770	320,466
Consolidated Edison, Inc.	3,474	294,630
Dominion Resources, Inc.	4,211	322,815
DTE Energy Co.	2,521	314,470
Duke Energy Corp.	3,671	330,390
Evergy, Inc.	5,711	331,524
Eversource Energy	4,717	334,671
Exelon Corp.	6,899	345,846
NextEra Energy, Inc.	1,683	325,358
OGE Energy Corp.(b)	7,358	317,277
Pinnacle West Capital Corp.	3,243	309,966
PPL Corp.	8,067	256,047
Public Service Enterprise Group, Inc.	5,158	306,437
UGI Corp.	4,662	258,368
WEC Energy Group, Inc.	4,156	328,656
Xcel Energy, Inc.	5,804	326,243
		6,823,754
Total Common Stocks (Cost $91,675,662)		101,312,205

Collateral for Securities Loaned^ (4.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(c)	714,278	714,278
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(c)	28,668	28,668
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(c)	1,288,016	1,288,016

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(c)	399,980	$399,980
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(c)	1,071,346	1,071,346
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(c)	928,525	928,525
Total Collateral for Securities Loaned (Cost $4,430,813)		4,430,813
Total Investments (Cost $96,106,475) — 103.9%		105,743,018
Liabilities in excess of other assets — (3.9)%		(3,980,261)
NET ASSETS - 100.00%		$101,762,757

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	5	6/21/19	$696,370	$709,450	$13,080

	Total unrealized appreciation				$13,080
	Total unrealized depreciation				—
	Total net unrealized appreciation				$13,080

Victory Portfolios II	Schedule of Portfolio Investments
Victory Market Neutral Income Fund	March 31, 2019
(Unaudited)

Security Description	Shares	Fair Value
Common Stocks (82.8%)

Australia (2.5%):
Communication Services (0.2%):
Telstra Corp. Ltd.	56,854	$134,037

Consumer Staples (0.2%):
Wesfarmers Ltd.	6,030	148,457

Energy (0.2%):
Woodside Petroleum Ltd.	5,355	131,438

Financials (0.9%):
Australia & New Zealand Banking Group Ltd.	6,761	125,013
Commonwealth Bank of Australia	3,073	154,214
National Australia Bank Ltd.	10,158	182,482
Westpac Banking Corp.	7,377	135,955
		597,664
Materials (0.7%):
BHP Billiton Ltd.	5,001	136,665
BHP Group PLC	4,344	104,788
Fortescue Metals Group Ltd.	18,453	93,373
RIO Tinto Ltd.	1,884	131,177
		466,003
Utilities (0.3%):
AGL Energy Ltd.	10,509	162,509
		1,640,108
Belgium (0.2%):
Communication Services (0.2%):
Proximus SADP	4,832	139,630

Bermuda (0.6%):
Financials (0.4%):
Invesco Ltd.	6,098	117,752
James River Group Holdings Ltd. (a)	4,507	180,641
		298,393
Industrials (0.2%):
Triton International, Ltd./Ber	3,723	115,785
		414,178
Brazil (1.0%):
Financials (0.2%):
BB Seguridade Participacoes SA	19,400	131,421

Health Care (0.2%):
Fleury SA	21,900	114,121

Industrials (0.1%):
EcoRodovias Infraestrutura e Logistica SA	34,500	84,514

Information Technology (0.1%):
Cielo SA	26,900	65,209

Utilities (0.4%):
EDP - Energias do Brasil SA	29,800	129,254
Engie Brasil Energia SA	13,302	145,124
		274,378
		669,643
Canada (3.2%):
Communication Services (0.8%):
BCE, Inc.	5,268	233,949
TELUS Corp.	7,548	279,393
		513,342
Energy (0.5%):
Pembina Pipeline Corp.	4,711	173,075
TransCanada Corp.	3,810	171,139
		344,214
Financials (1.3%):
Great-West Lifeco, Inc.	7,645	185,146

Security Description	Shares	Fair Value
Power Corp. of Canada	9,154	$213,470
Power Financial Corp. (a)	9,258	216,311
The Bank of Nova Scotia	4,068	216,583
		831,510
Utilities (0.6%):
Emera, Inc.	5,752	215,108
Hydro One Ltd. (b)	12,598	195,730
		410,838
		2,099,904
Chile (0.7%):
Utilities (0.7%):
Aguas Andinas SA	492,128	279,984
Colbun SA	925,680	209,363
		489,347
China (3.6%):
Consumer Discretionary (0.3%):
Dongfeng Motor Group Co. Ltd.	110,000	110,357
Guangzhou Automobile Group Co. Ltd.	64,000	75,748
		186,105
Energy (0.5%):
China Petroleum & Chemical Corp., Class H	154,000	122,228
China Shenhua Energy Co. Ltd.	52,000	118,678
Yanzhou Coal Mining Co. Ltd.	88,000	86,599
		327,505
Financials (1.8%):
Agricultural Bank of China Ltd.	386,000	178,440
Bank of China Ltd.	469,000	213,153
Bank of Communications Co. Ltd., Class H	267,000	219,055
China Cinda Asset Management Co.	440,000	122,366
China CITIC Bank Corp. Ltd.	325,000	207,247
China Everbright Bank Co. Ltd.	344,000	162,888
China Huarong Asset Management Co. Ltd., Class H (b)	405,000	86,296
		1,189,445
Industrials (0.2%):
Zoomlion Heavy Industry Science And Technology Co.	307,200	152,424

Materials (0.1%):
Sinopec Shanghai Petrochemical Co. Ltd.	230,000	109,666

Real Estate (0.5%):
Country Garden Holdings Co. Ltd.	63,000	98,644
Guangzhou R&f Properties Co. Ltd., Class H	50,800	110,192
Red Star Macalline Group Corp. Ltd., Class H (a)(b)	116,200	112,572
		321,408
Utilities (0.2%):
China Power International Development Ltd.	539,000	138,071
		2,424,624
Curacao (0.2%):
Energy (0.2%):
Schlumberger Ltd.	2,663	116,027

Czech Republic (0.7%):
Financials (0.4%):
Komercni Banka AS	5,981	244,606

Utilities (0.3%):
CEZ AS	9,541	224,329
		468,935
Denmark (0.1%):
Financials (0.1%):
Danske Bank A/S	4,326	76,053

Egypt (0.1%):
Industrials (0.1%):
Elsewedy Electric Co.	105,187	94,657

Security Description	Shares	Fair Value
Finland (0.8%):
Financials (0.4%):
Nordea Bank AB (a)	15,621	$118,976
Sampo Oyj, Class A	4,021	182,219
		301,195
Materials (0.2%):
UPM-Kymmene Oyj	3,614	105,540

Utilities (0.2%):
Fortum Oyj	5,375	110,076
		516,811
France (2.4%):
Communication Services (0.5%):
Orange SA	13,797	224,904
Publicis Groupe SA	1,815	97,166
		322,070
Consumer Discretionary (0.2%):
Renault SA	1,633	107,956

Energy (0.2%):
Total SA	2,688	149,566

Financials (0.6%):
BNP Paribas SA	2,366	112,579
Credit Agricole SA	8,920	107,686
Natixis SA	18,002	96,412
Societe Generale SA	3,652	105,505
		422,182
Health Care (0.3%):
Sanofi	1,955	172,847

Industrials (0.2%):
Bouygues	2,632	94,078

Utilities (0.4%):
GDF Suez	9,186	136,972
Veolia Environnement SA	7,002	156,641
		293,613
		1,562,312
Germany (1.0%):
Consumer Discretionary (0.3%):
Bayerische Motoren Werke AG	1,662	128,313
Daimler AG, Registered Shares	1,859	109,078
		237,391
Industrials (0.2%):
Deutsche Post AG	4,486	145,969

Materials (0.5%):
BASF SE	1,678	123,731
Covestro AG (b)	1,238	68,293
Evonik Industries AG	4,346	118,583
		310,607
		693,967
Hong Kong (1.0%):
Industrials (0.2%):
NWS Holdings Ltd.	44,000	96,335

Materials (0.1%):
China Resources Cement Holdings Ltd.	82,000	84,963

Real Estate (0.2%):
Franshion Properties China Ltd.	212,000	138,630

Utilities (0.5%):
China Resources Power Holdings Co. Ltd.	80,000	120,323
Power Assets Holdings Ltd.	34,500	239,367
		359,690
		679,618

Security Description	Shares	Fair Value
Hungary (0.3%):
Communication Services (0.3%):
Magyar Telekom Telecommunications PLC	138,944	$224,539

India (0.3%):
Communication Services (0.2%):
Bharti Infratel Ltd.	28,505	128,932

Materials (0.1%):
Vedanta Ltd.	35,331	94,143
		223,075
Indonesia (0.9%):
Communication Services (0.2%):
PT Telekomunikasi Indonesia Persero TBK	499,300	138,060

Consumer Staples (0.2%):
Japfa Comfeed Indonesia TBK PT	482,600	59,564
PT Indofood Sukses Makmur TBK	243,500	109,122
		168,686
Energy (0.5%):
PT Adaro Energy TBK	952,300	90,215
PT Indo Tambangraya Megah TBK	64,500	108,628
Tambang Batubara Bukit Asam TBK PT	359,200	106,155
		304,998
		611,744
Ireland (0.5%):
Communication Services (0.1%):
WPP PLC	8,331	87,992

Industrials (0.2%):
Eaton Corp. PLC, ADR	1,835	147,828

Information Technology (0.2%):
Seagate Technology PLC	1,904	91,183
		327,003
Italy (1.5%):
Energy (0.5%):
Eni SpA	9,210	162,706
Snam SpA	32,200	165,620
		328,326
Financials (0.5%):
Assicurazioni Generali SpA	11,171	207,089
Intesa Sanpaolo SpA	37,522	91,561
		298,650
Industrials (0.2%):
Atlantia SpA	5,736	148,737

Utilities (0.3%):
Enel SpA	30,222	193,632
		969,345
Japan (1.9%):
Consumer Discretionary (0.5%):
Nissan Motor Co. Ltd.	18,200	149,488
Sekisui House Ltd.	10,700	177,347
		326,835
Consumer Staples (0.2%):
Japan Tobacco, Inc.	6,400	158,542

Industrials (0.5%):
Marubeni Corp.	13,800	95,698
Mitsui & Co. Ltd.	7,900	122,950
Sumitomo Corp.	9,100	126,188
		344,836
Information Technology (0.4%):
Canon, Inc.	5,500	159,722

Security Description	Shares	Fair Value
Tokyo Electron Ltd.	500	$72,542
		232,264
Materials (0.3%):
JFE Holdings, Inc.	6,100	103,846
Mitsubishi Chem Holdings	14,800	104,545
		208,391
		1,270,868
Korea, Republic Of (0.2%):
Energy (0.2%):
SK Innovation Co. Ltd.	640	101,253

Macau (0.1%):
Consumer Discretionary (0.1%):
Sands China Ltd.	14,800	74,490

Malaysia (1.2%):
Communication Services (0.1%):
Astro Malaysia Holdings BHD	200,600	75,322

Consumer Staples (0.2%):
British American Tobacco Malaysia BHD	14,800	131,212

Financials (0.5%):
Malayan Banking Berhad	144,400	328,324

Industrials (0.4%):
MISC BHD	82,200	135,009
Sime Darby BHD	240,900	131,785
		266,794
		801,652
Mexico (0.4%):
Consumer Staples (0.2%):
Kimberly-Clark de Mexico SAB de CV, Series A	89,236	151,465

Materials (0.2%):
Grupo Mexico SAB de CV, Series B	47,618	130,929
		282,394
Netherlands (0.9%):
Communication Services (0.2%):
Koninklijke KPN NV	42,520	134,957

Energy (0.2%):
Core Laboratories N.V. (a)	1,832	126,280

Financials (0.2%):
ING Groep NV	8,519	103,214

Industrials (0.1%):
Randstad Holding NV (a)	1,938	94,616

Materials (0.2%):
Lyondellbasell Industries NV, Class A	1,582	133,014
		592,081
Norway (0.5%):
Communication Services (0.2%):
Telenor ASA	8,119	162,630

Consumer Staples (0.2%):
Marine Harvest ASA	5,093	113,822

Energy (0.1%):
Aker BP ASA	2,094	74,702
		351,154
Philippines (0.2%):
Communication Services (0.2%):
Globe Telecom, Inc.	2,980	110,065

Poland (0.5%):
Financials (0.5%):
Bank Pekao SA	4,950	142,018

Security Description	Shares	Fair Value
Powszechny Zaklad Ubezpieczen na Zycie SA	14,771	$155,981
		297,999
Portugal (0.2%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	7,891	116,498

Russian Federation (2.0%):
Consumer Staples (0.4%):
Magnit PJSC	2,843	157,781
X5 Retail Group NV, Registered Shares, GDR	3,813	95,035
		252,816
Energy (0.2%):
Tatneft PAO	12,060	138,880

Materials (1.2%):
ALROSA AO	117,200	165,107
Evraz PLC	9,662	78,156
MMC Norilsk Nickel PJSC	950	198,396
Phosagro OAO-GDR, Registered Shares	12,066	151,187
Severstal PJSC	11,900	186,478
		779,324
Utilities (0.2%):
Federal Grid Co. Unified Energy System PJSC	69,990,000	175,076
		1,346,096
Singapore (0.3%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	98,100	219,086

South Africa (2.2%):
Communication Services (0.3%):
Telkom SA SOC Ltd.	24,892	126,454
Vodacom Group Ltd.	15,286	118,065
		244,519
Consumer Discretionary (0.7%):
The Foschini Group Ltd.	9,189	104,306
Truworths International Ltd.	19,290	93,319
Tsogo Sun Holdings, Ltd.	95,021	127,470
Woolworths Holdings Ltd.	37,111	119,606
		444,701
Consumer Staples (0.2%):
Avi Ltd.	18,107	113,370

Financials (0.7%):
Absa Group Ltd.	9,721	102,904
Nedbank Group Ltd.	6,428	112,369
RMB Holdings Ltd.	22,754	120,109
Standard Bank Group Ltd.	9,796	126,392
		461,774
Materials (0.3%):
African Rainbow Minerals Ltd.	8,548	100,477
Assore Ltd.	3,406	88,118
		188,595
		1,452,959
Spain (0.7%):
Communication Services (0.2%):
Telefonica SA	17,981	150,605

Energy (0.2%):
Repsol SA	7,904	135,206

Utilities (0.3%):
Endesa SA	6,775	172,879
		458,690

Security Description	Shares	Fair Value
Sweden (0.7%):
Communication Services (0.3%):
TeliaSonera AB	40,078	$180,695

Consumer Discretionary (0.1%):
Hennes & Mauritz AB, B Shares	5,103	85,152

Financials (0.3%):
Skandinaviska Enskilda Banken AB, Class A	13,575	117,623
Swedbank AB, A Shares	5,456	77,125
		194,748
		460,595
Switzerland (0.9%):
Communication Services (0.3%):
Swisscom AG (a)	400	195,757

Financials (0.3%):
Zurich Insurance Group AG	582	192,712

Industrials (0.2%):
Kuehne + Nagel International AG	949	130,241

Materials (0.1%):
Glencore PLC	21,807	90,355
		609,065
Taiwan (4.1%):
Consumer Staples (0.5%):
President Chain Store Corp.	14,000	138,023
Uni-President Enterprises Corp.	64,000	155,531
		293,554
Information Technology (2.8%):
Asustek Computer, Inc.	19,000	137,692
AU Optronics Corp.	368,000	135,665
Compal Electronics, Inc.	402,000	250,192
Foxconn Technology Co. Ltd.	79,000	157,913
Inventec Corp.	163,000	124,195
Lite-On Technology Corp.	108,000	157,431
Nanya Technology Corp.	37,000	74,003
Pegatron Corp.	68,000	117,926
Powertech Technology, Inc.	54,000	127,880
Quanta Computer, Inc.	121,000	227,288
Synnex Technology International Corp.	130,000	156,367
United Microelectronics Corp.	326,000	123,468
Winbond Electronics Corp.	167,000	80,228
		1,870,248
Materials (0.8%):
Formosa Chemicals & Fibre	44,000	160,324
Formosa Plastics Corp.	49,000	174,430
Nan Ya Plastics Corp.	86,000	220,533
		555,287
		2,719,089
Thailand (1.2%):
Communication Services (0.3%):
Intouch Holdings Public Co. Ltd.	97,300	175,059

Materials (0.2%):
PTT Global Chemical Public Co. Ltd.	66,100	140,408

Utilities (0.7%):
Ratchaburi Electricity Generating Holdings Public Co. Ltd.	162,400	299,496
TPI Polene Power PCL	906,600	174,443
		473,939
		789,406
Turkey (0.7%):
Communication Services (0.2%):
Turkcell Iletisim Hizmetleri AS	41,793	90,894

Consumer Discretionary (0.2%):
Ford Otomotiv Sanayi AS	8,764	76,984
Tofas Turk Otomobil Fabrikasi AS	21,511	66,342
		143,326

Security Description	Shares	Fair Value
Energy (0.1%):
Tupras Turkiye Petrol Rafinerileri AS	4,038	$90,727

Financials (0.1%):
Akbank TAS (c)	66,084	75,381

Materials (0.1%):
Eregli Demir ve Celik Fabrikalari TAS	54,901	90,215
		490,543
United Kingdom (2.4%):
Consumer Discretionary (0.3%):
Barratt Developments PLC	11,271	88,025
Persimmon PLC	3,101	87,697
		175,722
Consumer Staples (0.3%):
British American Tobacco PLC	2,492	103,941
Imperial Tobacco Group PLC	3,535	120,899
		224,840
Energy (0.4%):
BP PLC	17,165	124,619
Royal Dutch Shell PLC, Class A	4,417	138,782
		263,401
Financials (0.6%):
Aviva PLC	25,822	138,830
HSBC Holdings PLC	17,291	140,477
Legal & General Group PLC	39,675	142,352
		421,659
Health Care (0.2%):
GlaxoSmithKline PLC	6,671	138,569

Industrials (0.2%):
BAE Systems PLC	19,167	120,456

Materials (0.2%):
Rio Tinto PLC	1,967	114,306

Utilities (0.2%):
National Grid PLC	11,663	129,439
		1,588,392
United States (39.9%):
Communication Services (1.6%):
AT&T, Inc.	4,644	145,636
Cogent Communications Holdings, Inc.	3,320	180,110
Omnicom Group, Inc.	1,996	145,688
TEGNA, Inc.	11,152	157,243
Verizon Communications, Inc.	3,055	180,642
Viacom, Inc., Class B	3,946	110,764
Wiley (John) & Sons, Class A	3,026	133,810
		1,053,893
Consumer Discretionary (4.7%):
Acushnet Holdings Corp.	7,044	162,998
Bed Bath & Beyond, Inc. (a)	4,912	83,455
Brinker International, Inc.	2,542	112,814
Dana Holding Corp.	4,864	86,287
Dineequity, Inc.	1,045	95,398
Ethan Allen Interiors, Inc.	7,359	140,778
General Motors Co.	2,789	103,472
Hanesbrands, Inc.	4,170	74,560
Harley-Davidson, Inc.	3,233	115,289
Haverty Furniture Cos., Inc.	6,732	147,296
Hooker Furniture Corp.	3,669	105,777
Jack in the Box, Inc.	2,162	175,252
Kohl’s Corp.	1,422	97,791
LCI Industries	1,340	102,939
Leggett & Platt, Inc.	2,529	106,774
Macy’s, Inc.	3,229	77,593

Security Description	Shares	Fair Value
MDC Holdings, Inc.	4,871	$141,551
Nordstrom, Inc.	1,999	88,716
PetMed Express, Inc. (a)	4,748	108,159
Sturm Ruger & Co.	2,995	158,795
Tapestry, Inc.	2,671	86,781
Target Corp.	1,616	129,700
Tenneco, Inc.	3,207	71,067
The Buckle, Inc. (a)	5,244	98,168
The Cheesecake Factory, Inc. (a)	3,727	182,325
The Children’s Place, Inc.	1,109	107,883
The Gap, Inc.	4,500	117,810
Tupperware Brands Corp.	2,695	68,938
		3,148,366
Consumer Staples (4.0%):
Altria Group, Inc.	2,395	137,545
Archer-Daniels-Midland Co.	4,070	175,539
B&G Foods, Inc.	5,655	138,095
Conagra Brands, Inc.	3,909	108,436
General Mills, Inc.	2,863	148,160
Ingles Markets, Inc., Class A	3,997	110,397
John B. Sanfilippo & Son, Inc.	2,203	158,330
Keurig Dr Pepper, Inc.	5,460	152,716
Kimberly-Clark Corp.	1,225	151,777
Natural Health Trends Corp. (a)	6,952	90,098
PepsiCo, Inc.	1,610	197,306
Philip Morris International, Inc.	1,500	132,585
The Coca-Cola Co.	3,918	183,597
The J.M. Smucker Co.	1,295	150,868
The Procter & Gamble Co.	1,597	166,168
Universal Corp.	3,086	177,846
Vector Group Ltd. (a)	12,840	138,544
Weis Markets, Inc. (a)	3,509	143,202
		2,661,209
Energy (1.8%):
Chevron Corp.	1,228	151,265
Evolution Petroleum Corp.	13,628	91,989
Exxon Mobil Corp.	2,018	163,054
Falcon Minerals Corp.	14,311	126,509
Marathon Petroleum Corp.	1,695	101,446
Occidental Petroleum Corp.	1,889	125,052
ONEOK, Inc.	1,979	138,213
Phillips 66	1,204	114,585
RPC, Inc. (a)	9,575	109,251
Valero Energy Corp.	1,248	105,868
		1,227,232
Financials (8.7%):
Ameriprise Financial, Inc.	809	103,633
Artisan Partners Asset Management, Class A	6,160	155,047
BB&T Corp.	3,291	153,130
Berkshire Hills Bancorp, Inc. (a)	5,293	144,181
BlackRock, Inc., Class A	292	124,792
Boston Private Financial Holdings, Inc.	13,924	152,607
Citizens Financial Group, Inc.	3,652	118,690
Cohen & Steers, Inc.	4,326	182,860
Columbia Banking System, Inc.	4,623	151,126
Federated Investors, Inc., Class B	5,671	166,217
First American Financial Corp.	2,598	133,797
First Busey Corp.	7,672	187,197
First Financial Bancorp	5,685	136,781
FNF Group	4,079	149,087
Franklin Resources, Inc.	4,020	133,223
Hope Bancorp, Inc.	12,030	157,352
Huntington Bancshares, Inc.	9,861	125,038
KeyCorp	7,052	111,069
MetLife, Inc. (a)	2,990	127,284
Moelis & Co., Class A	2,562	106,605
Morgan Stanley	2,915	123,013

Security Description	Shares	Fair Value
Navient Corp.	10,419	$120,548
New York Community Bancorp, Inc.	10,736	124,216
Northwest Bancshares, Inc.	12,300	208,731
Park National Corp.	1,650	156,338
People’s United Financial, Inc.	8,982	147,664
Principal Financial Group, Inc.	2,310	115,939
Provident Financial Services, Inc.	6,674	172,790
Prudential Financial, Inc.	1,411	129,643
Regions Financial Corp.	7,894	111,700
Safety Insurance Group, Inc.	2,428	211,576
Sandy Spring BanCorp	5,366	167,848
Santander Consumer USA Holdings, Inc.	6,215	131,323
Southside Bancshares, Inc.	4,950	164,489
T. Rowe Price Group, Inc.	1,233	123,448
The PNC Financial Services Group, Inc.	1,200	147,192
The Progressive Corp.	1,755	126,518
Waddell & Reed Financial, Inc., Class A (a)	8,359	144,527
Washington Trust BanCorp, Inc.	3,883	186,966
Wells Fargo & Co.	3,222	155,687
		5,789,872
Health Care (0.8%):
Amgen, Inc.	733	139,255
Bristol-Myers Squibb Co.	2,024	96,565
Gilead Sciences, Inc.	2,011	130,735
Meridian Bioscience, Inc.	8,021	141,250
		507,805
Industrials (6.0%):
ABM Industries, Inc.	3,350	121,772
Acco Brands Corp.	11,650	99,724
Aircastle Ltd.	8,769	177,485
Allegiant Travel Co.	883	114,322
Applied Industrial Technologies, Inc.	2,631	156,466
Argan, Inc. (a)	2,287	114,236
Cummins, Inc.	902	142,399
Delta Air Lines, Inc.	2,315	119,570
Emerson Electric Co.	2,057	140,843
Ennis, Inc.	8,493	176,315
GATX Corp.	1,990	151,976
H&E Equipment Services, Inc.	2,727	68,475
Healthcare Services Group (a)	3,806	125,560
Herman Miller, Inc.	4,546	159,928
HNI Corp.	3,614	131,152
Hubbell, Inc.	971	114,559
Johnson Controls International PLC	3,952	145,987
KAR Auction Services, Inc.	2,499	128,224
Kimball International, Inc., Class B	10,265	145,147
Knoll, Inc.	8,313	157,199
Lockheed Martin Corp.	456	136,873
Matson, Inc.	3,403	122,814
Matthews International Corp., Class A	2,989	110,443
McGrath RentCorp	2,234	126,377
National Presto Industries, Inc.	1,381	149,907
Pitney Bowes, Inc.	12,551	86,225
Resources Connection, Inc.	6,779	112,125
Steelcase, Inc., Class A	7,292	106,099
Systemax, Inc.	3,413	77,270
The Greenbrier Cos., Inc.	2,832	91,275
United Parcel Service, Inc., Class B	1,190	132,971
Wabash National Corp.	6,595	89,362
		4,033,080
Information Technology (2.9%):
American Software, Inc.	9,310	111,254
Broadcom, Inc.	350	105,248
CSG Systems International, Inc. (a)	3,582	151,519
Cypress Semiconductor Corp. (a)	5,775	86,163
HP, Inc.	4,793	93,128

Security Description	Shares	Fair Value
InterDigital, Inc.	2,959	$195,235
International Business Machines Corp.	891	125,720
ManTech International Corp., Class A	2,752	148,663
Maxim Integrated Products, Inc.	1,916	101,874
MTS Systems Corp.	3,209	174,762
NIC, Inc.	7,459	127,474
Paychex, Inc.	2,278	182,696
The Western Union Co.	10,946	202,173
Xerox Corp.	3,129	100,065
		1,905,974
Materials (3.2%):
CF Industries Holdings, Inc.	2,043	83,518
Commercial Metals Co. (a)	7,294	124,581
DowDuPont, Inc.	2,033	108,379
Eastman Chemical Co.	1,510	114,579
Greif, Inc., Class A	2,755	113,644
Innophos Holdings, Inc.	3,574	107,720
International Paper Co.	2,366	109,475
Kaiser Aluminum Corp.	1,251	131,017
Kronos Worldwide, Inc.	6,108	85,634
Packaging Corp. of America	1,119	111,206
PolyOne Corp.	4,288	125,681
Rayonier Advanced Materials, Inc.	6,807	92,303
Schnitzer Steel Industries, Inc.	4,859	116,616
Schweitzer-Mauduit International, Inc.	3,261	126,266
Sensient Technologies Corp.	2,440	165,408
Sonoco Products Co.	3,160	194,435
WestRock Co.	2,703	103,660
Worthington Industries, Inc.	3,740	139,577
		2,153,699
Real Estate (0.4%):
Four Corners Property Trust, Inc.	8,268	244,733

Utilities (5.8%):
AES Corp.	8,028	145,146
Alliant Energy Corp.	4,206	198,229
American Electric Power Co., Inc.	2,510	210,213
Consolidated Edison, Inc.	2,156	182,850
Dominion Resources, Inc.	2,613	200,313
DTE Energy Co.	1,564	195,093
Duke Energy Corp.	2,278	205,020
Evergy, Inc.	3,543	205,671
Eversource Energy	2,927	207,671
Exelon Corp.	4,281	214,607
MGE Energy, Inc.	2,887	196,229
OGE Energy Corp. (a)	4,565	196,843
Otter Tail Corp.	3,952	196,889
Pinnacle West Capital Corp.	2,012	192,307
PPL Corp.	5,006	158,891
Public Service Enterprise Group, Inc.	3,201	190,171
SJW Corp.	2,845	175,650
Unitil Corp.	3,572	193,495
WEC Energy Group, Inc.	2,578	203,868
Xcel Energy, Inc.	3,601	202,412
		3,871,568
		26,597,431
Total Common Stocks (Cost $54,613,395)		55,171,326

Rights (0.0%)(d)

United States (0.0%):(d)
Materials (0.0%):(d)
Schulman, Inc. (c)(e)(g)	1,513	3,026
Total Rights (Cost $3,026)		3,026

Security Description	Shares	Fair Value
Collateral for Securities Loaned^ (4.2%)

United States (4.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51% (f)	457,530	$457,530
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50% (f)	18,363	18,363
Fidelity Investments Money Market Government Portfolio, Class I, 2.35% (f)	825,037	825,037
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57% (f)	256,207	256,207
JPMorgan Prime Money Market Fund, Capital Class, 2.52% (f)	686,250	686,250
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53% (f)	594,766	594,766
Total Collateral for Securities Loaned (Cost $2,838,153)		2,838,153
Total Investments (Cost $57,454,574) — 87.0%		58,012,505
Other assets in excess of liabilities — 13.0%		8,670,120
NET ASSETS - 100.00%		$66,682,625

^                            Purchased with cash collateral from securities on loan.

(a)                   All or a portion of this security is on loan.

(b)                   Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2019, the fair value of these securities was $462,891 and amounted to 0.7% of net assets.

(c)                    Non-income producing security.

(d)                   Amount represents less than 0.05% of net assets.

(e)                    The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of March 31, 2019, illiquid securities were less than 0.005% of the Fund’s net assets.

(f)                     Rate disclosed is the daily yield on March 31, 2019.

(g)                    No explicit date, expiration is subject to contingencies.  Rights entitle the Fund to cash based on approval and completion of the merger agreement between LyondellBasell Industries N.V. and A. Schulman.

ADR—American Depositary Receipt

GDR—Global Depository Receipt

OAO—Russian Open Joint Stock Corporations

PCL—Public Company Limited

PLC—Public Limited Company

Written Options

Exchange-traded options

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value

S&P E-Mini Option	Put	USD	2,810.00	4/18/19	173	$(183,380)
Total (Premiums Received $245,935)						$(183,380)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	113	6/21/19	$16,135,927	$16,725,130	$589,203

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	148	4/17/19	2,396,941	2,253,300	143,641
E-Mini S&P 500 Futures	213	6/21/19	$29,568,866	$30,222,570	$(653,704)
Mini MSCI EAFE Index Futures	149	6/21/19	13,684,760	13,904,680	(219,920)
Mini MSCI Emerging Markets Index Futures	261	6/21/19	13,579,548	13,799,070	(219,522)
Russell 2000 Mini Index Futures	176	6/21/19	13,576,633	13,585,440	(8,807)
					$(958,312)

	Total unrealized appreciation				$732,844
	Total unrealized depreciation				(1,101,953)
	Total net unrealized depreciation				$(369,109)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Volatility Wtd ETF	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)

Communication Services (3.7%):
Activision Blizzard, Inc.	18,330	$834,565
Alphabet, Inc., Class A(a)	1,139	1,340,478
AT&T, Inc.	50,786	1,592,649
CBS Corp., Class B	28,016	1,331,600
Charter Communications, Inc., Class A(a)	3,226	1,119,132
Comcast Corp., Class A	37,260	1,489,655
DISH Network Corp.(a)	28,307	897,049
Electronic Arts, Inc.(a)	8,683	882,453
Facebook, Inc., Class A(a)	6,280	1,046,813
InterActive Corp.(a)	4,631	973,019
Match Group, Inc.(b)	12,841	726,929
Netflix, Inc.(a)	2,097	747,706
Omnicom Group, Inc.	21,838	1,593,955
Sirius XM Holdings, Inc.(b)	208,385	1,181,543
Take-Two Interactive Software, Inc.(a)	8,774	828,002
The Walt Disney Co.	15,863	1,761,270
T-Mobile US, Inc.(a)	22,109	1,527,732
TripAdvisor, Inc.(a)	16,250	836,063
Twitter, Inc.(a)(b)	23,066	758,410
Verizon Communications, Inc.	33,419	1,976,065
Viacom, Inc., Class B	43,148	1,211,164
World Wrestling Entertainment, Inc.(b)	10,727	930,889
Zayo Group Holdings, Inc.(a)	29,538	839,470
		26,426,611
Consumer Discretionary (11.9%):
Advance Auto Parts, Inc.	7,513	1,281,192
Amazon.com, Inc.(a)	526	936,675
Aramark	39,645	1,171,510
AutoZone, Inc.(a)	1,557	1,594,555
Best Buy Co., Inc.	13,986	993,845
Booking Holdings, Inc.(a)	733	1,279,019
BorgWarner, Inc.	27,933	1,072,906
Bright Horizons Family Solutions, Inc.(a)	15,179	1,929,402
Burlington Stores, Inc.(a)	6,733	1,054,926
CarMax, Inc.(a)(b)	21,889	1,527,852
Chipotle Mexican Grill, Inc.(a)	1,923	1,365,926
Columbia Sportswear Co.	11,324	1,179,735
D.R. Horton, Inc.	28,300	1,171,054
Darden Restaurants, Inc.	13,928	1,691,834
Dollar General Corp.	12,760	1,522,267
Domino’s Pizza, Inc.	4,706	1,214,619
Dunkin’ Brands Group, Inc.	21,196	1,591,820
eBay, Inc.	34,470	1,280,215
Etsy, Inc.(a)	7,901	531,105
Five Below, Inc.(a)	7,048	875,714
Foot Locker, Inc.(b)	17,511	1,061,167
Garmin Ltd.	14,730	1,271,936
General Motors Co.	30,501	1,131,587
Genuine Parts Co.	19,286	2,160,611
Grand Canyon Education, Inc.(a)	8,959	1,025,895
Hanesbrands, Inc.	45,601	815,346
Harley-Davidson, Inc.	35,366	1,261,152
Hilton Worldwide Holdings, Inc.	15,426	1,282,055
Hyatt Hotels Corp., Class A	20,232	1,468,236
Kohl’s Corp.	15,546	1,069,098

Security Description	Shares	Value
Lear Corp.	7,736	$1,049,853
Leggett & Platt, Inc.	27,660	1,167,805
Lennar Corp., Class A	23,081	1,133,046
LKQ Corp.(a)	51,579	1,463,812
Macy’s, Inc.	35,320	848,740
Marriott International, Inc., Class A	10,379	1,298,309
McDonald’s Corp.	11,005	2,089,849
Mohawk Industries, Inc.(a)	6,396	806,855
Nordstrom, Inc.	21,870	970,591
Norwegian Cruise Line Holdings Ltd.(a)	21,559	1,184,883
NVR, Inc.(a)	511	1,413,938
Ollie’s Bargain Outlet Holdings, Inc.(a)	10,690	912,178
O’Reilly Automotive, Inc.(a)	3,965	1,539,610
Planet Fitness, Inc., Class A(a)	15,630	1,074,094
Pool Corp.	10,829	1,786,460
PulteGroup, Inc.	44,327	1,239,383
PVH Corp.	9,557	1,165,476
Qurate Retail, Inc.(a)	57,217	914,328
Ralph Lauren Corp.	8,268	1,072,194
Ross Stores, Inc.	14,665	1,365,312
Royal Caribbean Cruises Ltd.	9,536	1,093,016
Service Corp. International	38,970	1,564,646
Starbucks Corp.	22,368	1,662,837
Tapestry, Inc.	29,216	949,228
Target Corp.	17,676	1,418,676
The Gap, Inc.	49,210	1,288,318
The Home Depot, Inc.	8,554	1,641,427
The TJX Co., Inc.	32,002	1,702,825
Tiffany & Co.	11,202	1,182,371
Tractor Supply Co.	14,585	1,425,830
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	3,460	1,206,606
VF Corp.	12,985	1,128,526
Yum China Holdings, Inc.	23,672	1,063,110
Yum! Brands, Inc.	22,047	2,200,510
		81,837,896
Consumer Staples (7.6%):
Altria Group, Inc.	26,191	1,504,149
Archer-Daniels-Midland Co.	44,520	1,920,148
Brown-Forman Corp., Class B(b)	32,208	1,699,938
Church & Dwight Co., Inc.	20,795	1,481,228
Colgate-Palmolive Co.	26,532	1,818,503
Conagra Brands, Inc.	42,754	1,185,996
Constellation Brands, Inc., Class A	7,321	1,283,591
Costco Wholesale Corp.	6,929	1,677,788
General Mills, Inc.	31,309	1,620,241
Herbalife Ltd.(a)	35,386	1,875,104
Hormel Foods Corp.(b)	43,637	1,953,192
Ingredion, Inc.	18,104	1,714,268
Keurig Dr Pepper, Inc.	59,707	1,670,005
Kimberly-Clark Corp.	13,398	1,660,012
Lamb Weston Holdings, Inc.	21,591	1,618,030
McCormick & Co., Inc.	11,553	1,740,228
Molson Coors Brewing Co., Class B	19,984	1,192,046
Mondelez International, Inc., Class A	43,212	2,157,142
Monster Beverage Corp.(a)	19,971	1,090,017
PepsiCo, Inc.	17,604	2,157,370
Philip Morris International, Inc.	16,404	1,449,950
Sysco Corp.	26,584	1,774,748

Security Description	Shares	Value
The Clorox Co.	10,119	$1,623,695
The Coca-Cola Co.	42,850	2,007,951
The Estee Lauder Cos., Inc., Class A	7,293	1,207,356
The Hershey Co.	19,150	2,198,994
The J.M. Smucker Co.	14,162	1,649,873
The Kroger Co.	43,392	1,067,443
The Procter & Gamble Co.	17,461	1,816,817
Tyson Foods, Inc., Class A	26,192	1,818,511
US Foods Holding Corp.(a)	38,951	1,359,779
Walgreens Boots Alliance, Inc.	22,454	1,420,665
		52,414,778
Energy (3.4%):
Anadarko Petroleum Corp.	22,743	1,034,352
Cabot Oil & Gas Corp.	45,837	1,196,346
Chevron Corp.	13,422	1,653,321
Cimarex Energy Co.	13,124	917,368
ConocoPhillips	18,328	1,223,211
Continental Resources, Inc.(a)	18,900	846,153
Diamondback Energy, Inc.	9,871	1,002,203
EOG Resources, Inc.	11,508	1,095,331
Exxon Mobil Corp.	22,065	1,782,851
Halliburton Co.	36,739	1,076,453
HollyFrontier Corp.	18,344	903,809
Marathon Oil Corp.	53,659	896,642
Marathon Petroleum Corp.	18,535	1,109,320
Occidental Petroleum Corp.	20,664	1,367,957
ONEOK, Inc.	21,641	1,511,407
Parsley Energy, Inc., Class A(a)	48,562	937,247
Phillips 66	13,165	1,252,913
Pioneer Natural Resources Co.	7,519	1,144,993
Schlumberger Ltd.	29,122	1,268,846
Valero Energy Corp.	13,655	1,158,354
		23,379,077
Financials (17.0%):
Aflac, Inc.	38,117	1,905,850
Ally Financial, Inc.	53,345	1,466,454
American Express Co.	15,442	1,687,811
Ameriprise Financial, Inc.	8,844	1,132,916
Arch Capital Group Ltd.(a)	57,693	1,864,638
Arthur J. Gallagher & Co.	26,516	2,070,900
Assurant, Inc.	17,231	1,635,394
Bank of America Corp.	49,620	1,369,016
BB&T Corp.(b)	35,991	1,674,661
BlackRock, Inc., Class A	3,198	1,366,729
BOK Financial Corp.	17,524	1,429,082
Brown & Brown, Inc.	71,019	2,095,771
Capital One Financial Corp.	17,728	1,448,200
CBOE Holdings, Inc.	17,647	1,684,230
Chubb Ltd.	14,509	2,032,420
Citigroup, Inc.	22,612	1,406,919
Citizens Financial Group, Inc.	39,945	1,298,213
CME Group, Inc.	11,127	1,831,282
Comerica, Inc.	16,876	1,237,348
Commerce Bank, Inc.	31,419	1,824,187
Credit Acceptance Corp.(a)	2,858	1,291,616
Cullen/Frost Bankers, Inc.	16,157	1,568,360

Security Description	Shares	Value
Discover Financial Services	20,225	$1,439,211
E*TRADE Financial Corp.	27,217	1,263,685
East West Bancorp, Inc.	25,376	1,217,287
Erie Indemnity Co., Class A	9,859	1,760,029
FactSet Research Systems, Inc.	7,643	1,897,529
Fifth Third BanCorp	56,415	1,422,786
First American Financial Corp.	28,420	1,463,630
First Republic Bank	12,401	1,245,804
FNF Group	44,607	1,630,386
Franklin Resources, Inc.	43,974	1,457,298
Hartford Financial Services Group, Inc.	39,050	1,941,566
Huntington Bancshares, Inc.	107,848	1,367,513
Intercontinental Exchange, Inc.	24,849	1,892,003
Invesco Ltd.	66,682	1,287,629
JPMorgan Chase & Co.	17,595	1,781,142
KeyCorp	77,131	1,214,813
Lincoln National Corp.	21,437	1,258,352
LPL Financial Holdings, Inc.	16,117	1,122,549
M&T Bank Corp.	9,957	1,563,448
MarketAxess Holdings, Inc.	6,019	1,481,156
Marsh & McLennan Co., Inc.	19,270	1,809,453
MetLife, Inc.(b)	32,703	1,392,167
Moody’s Corp.	7,658	1,386,787
Morgan Stanley	31,882	1,345,420
MSCI, Inc.	6,836	1,359,270
New York Community Bancorp, Inc.	117,422	1,358,573
Northern Trust Corp.	16,923	1,530,008
People’s United Financial, Inc.	98,229	1,614,885
Popular, Inc.	28,376	1,479,241
Principal Financial Group, Inc.	25,270	1,268,301
Prudential Financial, Inc.	15,424	1,417,157
Raymond James Financial, Inc.	16,651	1,338,907
Regions Financial Corp.	86,330	1,221,570
Reinsurance Group of America, Inc.	11,182	1,587,620
S&P Global, Inc.	7,704	1,622,077
Santander Consumer USA Holdings, Inc.	67,971	1,436,227
SEI Investments Co.	28,566	1,492,574
Signature Bank	10,093	1,292,611
State Street Corp.	18,502	1,217,617
SVB Financial Group(a)	3,790	842,744
Synchrony Financial	35,932	1,146,231
Synovus Financial Corp.	35,072	1,205,074
T. Rowe Price Group, Inc.	13,479	1,349,517
TD Ameritrade Holding Corp.	27,041	1,351,780
The Bank of New York Mellon Corp.	34,519	1,740,793
The Charles Schwab Corp.	29,441	1,258,897
The Goldman Sachs Group, Inc.	6,357	1,220,480
The PNC Financial Services Group, Inc.	13,124	1,609,790
The Progressive Corp.	19,199	1,384,056
The Travelers Co., Inc.	14,756	2,023,933
Torchmark Corp.	21,340	1,748,813
U.S. Bancorp	40,740	1,963,260
W.R. Berkley Corp.	26,378	2,234,743
Wells Fargo & Co.	35,235	1,702,555
Zions BanCorp	31,167	1,415,293
		116,398,237
Health Care (10.6%):
Abbott Laboratories(b)	19,018	1,520,299

Security Description	Shares	Value
ABIOMED, Inc.(a)	2,074	$592,314
Agilent Technologies, Inc.	17,543	1,410,106
Align Technology, Inc.(a)	2,678	761,436
AmerisourceBergen Corp.	16,340	1,299,357
Amgen, Inc.	8,020	1,523,640
Anthem, Inc.	4,561	1,308,916
Baxter International, Inc.(b)	20,862	1,696,289
Biogen, Inc.(a)	3,991	943,393
Bio-Techne Corp.	6,200	1,231,010
Boston Scientific Corp.(a)	31,794	1,220,254
Bristol-Myers Squibb Co.	22,131	1,055,870
Bruker Corp.	30,730	1,181,261
Centene Corp.(a)	19,764	1,049,468
Cerner Corp.(a)	24,508	1,402,103
Charles River Laboratories International, Inc.(a)	7,709	1,119,732
Cigna Corp.	7,633	1,227,539
Danaher Corp.	11,882	1,568,662
Edwards Lifesciences Corp.(a)	6,113	1,169,600
Encompass Health Corp.	24,672	1,440,845
Exelixis, Inc.(a)	31,520	750,176
Gilead Sciences, Inc.	21,990	1,429,570
HCA Holdings, Inc.	10,216	1,331,962
Henry Schein, Inc.(a)	24,487	1,471,914
Hill-Rom Holdings, Inc.	13,003	1,376,498
Humana, Inc.	4,801	1,277,066
IDEXX Laboratories, Inc.(a)	5,638	1,260,657
Illumina, Inc.(a)	2,991	929,274
Intuitive Surgical, Inc.(a)	1,805	1,029,897
IQVIA Holdings, Inc.(a)	9,481	1,363,842
Jazz Pharmaceuticals PLC(a)	7,427	1,061,690
Johnson & Johnson(b)	12,660	1,769,741
Laboratory Corp. of America Holdings(a)	9,355	1,431,128
Masimo Corp.(a)	10,408	1,439,218
Medtronic PLC	19,680	1,792,453
Merck & Co., Inc.	24,151	2,008,639
Mettler-Toledo International, Inc.(a)	2,114	1,528,422
Molina Healthcare, Inc.(a)	6,320	897,187
Mylan NV(a)	32,936	933,406
PerkinElmer, Inc.(b)	13,061	1,258,558
Pra Health Sciences, Inc.(a)	9,466	1,044,005
Quest Diagnostics, Inc.	17,579	1,580,703
Regeneron Pharmaceuticals, Inc.(a)	2,778	1,140,702
ResMed, Inc.	10,189	1,059,350
Stryker Corp.	7,327	1,447,229
The Cooper Co., Inc.	4,494	1,330,988
Thermo Fisher Scientific, Inc.	5,892	1,612,758
United Therapeutics Corp.(a)	9,606	1,127,456
UnitedHealth Group, Inc.	6,206	1,534,496
Universal Health Services, Inc., Class B	10,779	1,441,907
Varian Medical Systems, Inc.(a)	9,955	1,410,823
Veeva Systems, Inc., Class A(a)	7,456	945,868
Vertex Pharmaceuticals, Inc.(a)	6,283	1,155,758
Waters Corp.(a)	5,401	1,359,486
WellCare Health Plans, Inc.(a)	4,743	1,279,424
West Pharmaceutical Services, Inc.	13,689	1,508,528

Security Description	Shares	Value
Zoetis, Inc.	16,408	$1,651,793
		73,694,666
Industrials (17.1%):
3M Co.(b)	7,509	1,560,220
A.O. Smith Corp.	25,598	1,364,885
Alaska Air Group, Inc.	19,977	1,121,109
Allegion PLC	18,526	1,680,493
Allison Transmission Holdings, Inc.	29,044	1,304,656
AMERCO, Inc.	4,965	1,844,548
American Airlines Group, Inc.	22,942	728,638
AMETEK, Inc.	18,452	1,530,962
Arconic, Inc.(b)	48,493	926,701
C.H. Robinson Worldwide, Inc.	18,686	1,625,495
Carlisle Cos., Inc.	12,252	1,502,340
Caterpillar, Inc.	7,406	1,003,439
Cintas Corp.	7,189	1,452,969
Copart, Inc.(a)	17,908	1,085,046
Costar Group, Inc.(a)	2,466	1,150,192
CSX Corp.	20,696	1,548,475
Cummins, Inc.	9,874	1,558,808
Deere & Co.	7,460	1,192,406
Delta Air Lines, Inc.	25,324	1,307,985
Donaldson Co., Inc.(b)	24,912	1,247,095
Dover Corp.	17,079	1,602,010
Eaton Corp. PLC, ADR	20,064	1,616,356
Emerson Electric Co.	22,491	1,539,959
Equifax, Inc.	11,435	1,355,048
Expeditors International of Washington, Inc.	20,662	1,568,246
Fastenal Co.	22,373	1,438,808
FedEx Corp.	6,388	1,158,847
Flowserve Corp.	24,568	1,109,000
Fortive Corp.	19,205	1,611,107
Fortune Brands Home & Security, Inc.	24,102	1,147,496
General Dynamics Corp.	9,178	1,553,652
Graco, Inc.	32,187	1,593,900
Harris Corp.	6,943	1,108,867
HEICO Corp.	14,986	1,421,722
Hexcel Corp.	19,878	1,374,762
Honeywell International, Inc.	12,878	2,046,572
Hubbell, Inc.	10,618	1,252,712
Huntington Ingalls Industries, Inc.	6,206	1,285,883
IDEX Corp.	10,675	1,619,825
Illinois Tool Works, Inc.	10,548	1,513,954
Ingersoll-Rand PLC	15,675	1,692,116
J.B. Hunt Transport Services, Inc.	13,236	1,340,674
Johnson Controls International PLC	43,222	1,596,621
Kansas City Southern	13,654	1,583,591
KAR Auction Services, Inc.	27,329	1,402,251
Knight-Swift Transportation Holdings, Inc.(b)	25,556	835,170
Lennox International, Inc.	6,610	1,747,685
Lincoln Electric Holdings, Inc.	16,225	1,360,791
Lockheed Martin Corp.	4,989	1,497,498
Masco Corp.	32,229	1,266,922
Nordson Corp.	9,889	1,310,490
Norfolk Southern Corp.	7,688	1,436,810
Northrop Grumman Corp.	4,652	1,254,179
Old Dominion Freight Line, Inc.	7,851	1,133,606
Owens Corning, Inc.	21,111	994,750

Security Description	Shares	Value
PACCAR, Inc.	21,650	$1,475,231
Parker-Hannifin Corp.	7,858	1,348,590
Raytheon Co.	7,783	1,417,129
Republic Services, Inc., Class A	33,099	2,660,497
Robert Half International, Inc.	16,117	1,050,184
Rockwell Automation, Inc.	7,671	1,345,954
Rollins, Inc.	40,421	1,682,322
Roper Technologies, Inc.	4,474	1,529,974
Snap-on, Inc.(b)	8,591	1,344,663
Southwest Airlines Co.	22,023	1,143,214
Spirit Aerosystems Holdings, Inc., Class A	14,310	1,309,794
Teledyne Technologies, Inc.(a)	6,384	1,513,072
Textron, Inc.	23,553	1,193,195
The Boeing Co.	2,622	1,000,083
The Middleby Corp.(a)	11,474	1,491,964
Toro Co.	25,359	1,745,715
TransDigm Group, Inc.(a)	2,770	1,257,552
TransUnion	19,015	1,270,963
Union Pacific Corp.	7,900	1,320,880
United Continental Holdings, Inc.(a)	14,489	1,155,932
United Parcel Service, Inc., Class B	13,018	1,454,631
United Rentals, Inc.(a)	5,899	673,961
United Technologies Corp.	11,768	1,516,778
Verisk Analytics, Inc., Class A	13,910	1,850,029
W.W. Grainger, Inc.	4,040	1,215,757
WABCO Holdings, Inc.(a)	8,723	1,149,953
Wabtec Corp.	12,973	956,370
Waste Management, Inc.	22,879	2,377,357
Woodward, Inc.	11,693	1,109,549
XPO Logistics, Inc.(a)(b)	12,081	649,233
Xylem, Inc.	18,734	1,480,735
		118,799,603
Information Technology (15.2%):
Accenture PLC, Class A	10,137	1,784,315
Adobe Systems, Inc.(a)	3,512	935,913
Advanced Micro Devices, Inc.(a)	20,242	516,576
Akamai Technologies, Inc.(a)	15,367	1,101,968
Alliance Data Systems Corp.	6,536	1,143,669
Amphenol Corp., Class A	16,880	1,594,147
Analog Devices, Inc.	11,061	1,164,390
ANSYS, Inc.(a)	6,642	1,213,560
Apple, Inc.	6,078	1,154,516
Applied Materials, Inc.	23,392	927,727
Arrow Electronics, Inc.(a)	17,568	1,353,790
Aspen Technology, Inc.(a)	10,026	1,045,311
Automatic Data Processing, Inc.	10,036	1,603,151
Black Knight, Inc.(a)	26,261	1,431,225
Booz Allen Hamilton Holdings Corp.	30,068	1,748,154
Broadcom, Inc.	3,822	1,149,314
Broadridge Financial Solutions, Inc.	13,251	1,373,996
Cadence Design Systems, Inc.(a)	18,688	1,186,875
CDK Global, Inc.	25,115	1,477,264
CDW Corp. of Delaware	12,589	1,213,202
Ciena Corp.(a)(b)	25,989	970,429
Cisco Systems, Inc.	26,740	1,443,693
Citrix Systems, Inc.	19,468	1,940,180
Cognex Corp.	15,833	805,266

Security Description	Shares	Value
Cognizant Technology Solutions Corp., Class A(b)	20,680	$1,498,266
Cypress Semiconductor Corp.(b)	63,159	942,332
Dolby Laboratories, Inc., Class A	24,549	1,545,851
DXC Technology Co.	14,372	924,263
EPAM Systems, Inc.(a)	7,052	1,192,705
Euronet Worldwide, Inc.(a)	7,985	1,138,581
F5 Networks, Inc.(a)	7,903	1,240,218
Fair Isaac Corp.(a)	4,744	1,288,613
Fidelity National Information Services, Inc.	15,670	1,772,277
Fiserv, Inc.(a)	17,319	1,528,921
FleetCor Technologies, Inc.(a)	5,858	1,444,524
FLIR Systems, Inc.	24,825	1,181,174
Fortinet, Inc.(a)	10,696	898,143
Genpact Ltd.	48,979	1,723,081
Global Payments, Inc.	10,006	1,366,019
GoDaddy, Inc., Class A(a)	12,878	968,297
HP, Inc.	52,422	1,018,559
Intel Corp.	21,671	1,163,733
International Business Machines Corp.	9,752	1,376,007
Intuit, Inc.	4,615	1,206,407
IPG Photonics Corp.(a)	5,166	784,095
Jack Henry & Associates, Inc.	14,110	1,957,621
Juniper Networks, Inc.	52,076	1,378,452
KLA-Tencor Corp.	8,472	1,011,642
Lam Research Corp.	5,077	908,834
Leidos Holdings, Inc.	23,275	1,491,695
Mastercard, Inc., Class A	5,078	1,195,615
Maxim Integrated Products, Inc.	20,957	1,114,284
Microchip Technology, Inc.(b)	11,143	924,423
Micron Technology, Inc.(a)	18,502	764,688
Microsoft Corp.	10,862	1,281,064
Monolithic Power Systems, Inc.	7,052	955,475
Motorola Solutions, Inc.	8,503	1,193,991
National Instruments Corp.	23,061	1,022,986
NetApp, Inc.(b)	14,245	987,748
Nvidia Corp.	3,963	711,596
ON Semiconductor Corp.(a)	35,750	735,378
Paychex, Inc.	24,903	1,997,221
Paycom Software, Inc.(a)	4,992	944,137
PayPal Holdings, Inc.(a)	10,230	1,062,283
PTC, Inc.(a)	10,870	1,001,997
RealPage, Inc.(a)(b)	16,664	1,011,338
Sabre Corp.	56,814	1,215,251
Salesforce.com, Inc.(a)	5,580	883,705
Seagate Technology PLC	20,827	997,405
Skyworks Solutions, Inc.	11,750	969,140
Synopsys, Inc.(a)	13,226	1,522,974
TE Connectivity Ltd.	17,969	1,450,997
Teradyne, Inc.	23,081	919,547
Texas Instruments, Inc.	10,749	1,140,146
The Trade Desk, Inc., Class A(a)	2,618	518,233
The Western Union Co.	119,710	2,211,044
Total System Services, Inc.	15,561	1,478,451
Trimble Navigation Ltd.(a)	31,062	1,254,905
Tyler Technologies, Inc.(a)	6,764	1,382,562
Universal Display Corp.(b)	3,664	560,042
VeriSign, Inc.(a)	5,806	1,054,137
Visa, Inc., Class A	8,857	1,383,375
WEX, Inc.(a)	6,973	1,338,746

Security Description	Shares	Value
Xerox Corp.	34,222	$1,094,420
Xilinx, Inc.	6,388	809,935
Zebra Technologies Corp., Class A(a)	4,907	1,028,164
		103,346,344
Materials (6.1%):
Air Products & Chemicals, Inc.	10,149	1,938,053
Albemarle Corp.(b)	12,642	1,036,391
AptarGroup, Inc.	19,684	2,094,181
Avery Dennison Corp.	15,327	1,731,951
Ball Corp.	29,788	1,723,534
Berry Global Group, Inc.(a)	27,150	1,462,571
Celanese Corp., Series A	12,556	1,238,147
CF Industries Holdings, Inc.	22,354	913,832
Crown Holdings, Inc.(a)	24,720	1,348,970
DowDuPont, Inc.	22,239	1,185,561
Eastman Chemical Co.	16,507	1,252,551
Ecolab, Inc.	11,965	2,112,300
FMC Corp.	14,797	1,136,706
Freeport-McMoRan, Inc.	59,927	772,459
International Flavors & Fragrances, Inc.(b)	11,924	1,535,692
International Paper Co.	25,883	1,197,606
Lyondellbasell Industries NV, Class A	17,307	1,455,173
Martin Marietta Materials, Inc.	6,563	1,320,344
Nucor Corp.	23,649	1,379,919
Packaging Corp. of America	12,236	1,216,014
PPG Industries, Inc.	12,769	1,441,237
Reliance Steel & Aluminum Co.	18,155	1,638,671
RPM International, Inc.	28,293	1,642,126
Sonoco Products Co.	34,555	2,126,168
Steel Dynamics, Inc.	32,719	1,153,999
The Chemours Co.	23,221	862,892
The Mosaic Co.	34,177	933,374
The Sherwin-Williams Co.	3,429	1,476,905
Vulcan Materials Co.	8,717	1,032,093
Westlake Chemical Corp.	14,645	993,810
WestRock Co.	29,559	1,133,588
		42,486,818
Real Estate (0.3%):
CBRE Group, Inc., Class A(a)	27,741	1,371,792
Jones Lang LaSalle, Inc.	6,511	1,003,866
		2,375,658
Utilities (6.7%):
AES Corp.	87,792	1,587,279
Alliant Energy Corp.	46,008	2,168,357
Ameren Corp.	28,636	2,106,178
American Electric Power Co., Inc.	27,441	2,298,184
American Water Works Co., Inc.	19,634	2,047,041
Atmos Energy Corp.	19,538	2,011,046
CMS Energy Corp.	39,152	2,174,502
Consolidated Edison, Inc.	23,575	1,999,396
Dominion Resources, Inc.	28,577	2,190,713
DTE Energy Co.	17,108	2,134,052
Duke Energy Corp.	24,907	2,241,630
Evergy, Inc.	38,749	2,249,379
Eversource Energy	32,007	2,270,897

Security Description	Shares	Value
Exelon Corp.	46,814	$2,346,787
NextEra Energy, Inc.	11,420	2,207,714
OGE Energy Corp.	49,929	2,152,938
Pinnacle West Capital Corp.	22,003	2,103,047
PPL Corp.	54,742	1,737,511
Public Service Enterprise Group, Inc.	34,998	2,079,231
UGI Corp.	31,636	1,753,267
WEC Energy Group, Inc.	28,198	2,229,897
Xcel Energy, Inc.	39,382	2,213,662
		46,302,708
Total Common Stocks (Cost $649,120,884)		687,462,396

Collateral for Securities Loaned^ (3.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(c)	3,327,334	3,327,334
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(c)	133,547	133,547
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(c)	5,999,987	5,999,987
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(c)	1,863,232	1,863,232
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(c)	4,990,668	4,990,668
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(c)	4,325,361	4,325,361
Total Collateral for Securities Loaned (Cost $20,640,129)		20,640,129
Total Investments (Cost $669,761,013) — 102.6%		708,102,525
Liabilities in excess of other assets — (2.6)%		(18,147,222)
NET ASSETS - 100.00%		$689,955,303

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	14	6/21/19	$1,949,016	$1,986,460	$37,444

Total unrealized appreciation					$37,444
Total unrealized depreciation					—
Total net unrealized appreciation					$37,444

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)

Communication Services (2.4%):
Cars.com, Inc.(a)	3,332	$75,969
Cogent Communications Holdings, Inc.	2,007	108,880
Gray Television, Inc.(a)	2,979	63,631
Loral Space & Communications, Inc.(a)	2,619	94,415
Marcus Corp.	2,288	91,634
MSG Networks, Inc., Class A(a)	3,096	67,338
QuinStreet, Inc.(a)	3,456	46,276
Shenandoah Telecommunications Co.	1,884	83,574
Techtarget, Inc.(a)	3,641	59,239
TEGNA, Inc.	6,741	95,049
Wiley (John) & Sons, Class A	1,829	80,878
		866,883
Consumer Discretionary (14.5%):
Acushnet Holdings Corp.	4,257	98,506
American Outdoor Brands Corp.(a)	3,084	28,805
American Public Education, Inc.(a)	2,736	82,408
America’s Car-Mart, Inc./TX(a)	807	73,711
Asbury Automotive Group, Inc.(a)	1,233	85,521
Beazer Homes USA, Inc.(a)	3,585	41,263
Bed Bath & Beyond, Inc.	2,969	50,443
BJ’s Restaurants, Inc.	1,785	84,395
Bloomin’ Brands, Inc.	4,090	83,641
Boot Barn Holdings, Inc.(a)	1,668	49,106
Brinker International, Inc.	1,536	68,168
Caleres, Inc.	2,507	61,898
Career Education Corp.(a)	4,327	71,482
Cavco Industries, Inc.(a)	358	42,076
Century Communities, Inc.(a)	3,162	75,793
Conn’s, Inc.(a)	2,193	50,132
Dana Holding Corp.	2,940	52,156
Dave & Buster’s Entertainment, Inc.(b)	1,534	76,501
Del Taco Restaurants, Inc.(a)	8,166	82,150
Denny’s Corp.(a)	3,974	72,923
Dineequity, Inc.	632	57,695
Dorman Products, Inc.(a)	1,026	90,380
Ethan Allen Interiors, Inc.	4,447	85,071
Express, Inc.(a)	11,349	48,574
Fox Factory Holding Corp.(a)	928	64,858
Funko, Inc.(a)	1,902	41,311
Group 1 Automotive, Inc.	1,502	97,178
Haverty Furniture Cos., Inc.	4,069	89,030
Helen of Troy Ltd.(a)	843	97,754
Hooker Furniture Corp.	2,217	63,916
Installed Building Products, Inc.(a)	1,283	62,226
International Speedway Corp., Class A(b)	2,007	87,565
J. Jill, Inc.(b)	11,025	60,527
Jack in the Box, Inc.	1,306	105,864
La-Z-Boy, Inc.	2,386	78,714
LCI Industries	810	62,224
LGI Homes, Inc.(a)	896	53,975
Lithia Motors, Inc.	874	81,064
M/I Homes, Inc.(a)	2,732	72,726
Malibu Boats, Inc., Class A(a)	1,260	49,871
MarineMax, Inc.(a)	3,136	60,086
Mastercraft Boat Holdings, Inc.(a)	1,974	44,553
MDC Holdings, Inc.	2,944	85,553

Security Description	Shares	Value
Meritage Homes Corp.(a)	1,683	$75,247
Michaels Cos., Inc.(a)	4,928	56,278
Modine Manufacturing Co.(a)	4,083	56,631
Monarch Casino & Resort, Inc.(a)	2,287	100,445
Monro Muffler Brake, Inc.	1,078	93,269
Murphy USA, Inc.(a)	1,438	123,121
Nautilus, Inc.(a)	5,726	31,837
Oxford Industries, Inc.	1,111	83,614
PetMed Express, Inc.(b)	2,870	65,379
Ruth’s Hospitality Group, Inc.	4,496	115,052
Sally Beauty Holdings, Inc.(a)	3,368	62,005
Sleep Number Corp.(a)	1,206	56,682
Stamps.com, Inc.(a)	309	25,156
Standard Motor Products, Inc.	1,657	81,359
Steven Madden Ltd.	2,474	83,720
Stitch Fix, Inc.(a)	1,180	33,311
Stoneridge, Inc.(a)	2,717	78,413
Sturm Ruger & Co.	1,810	95,966
Taylor Morrison Home Corp., Class A(a)	5,186	92,051
Tenneco, Inc.	1,939	42,968
The Buckle, Inc.(b)	3,169	59,324
The Cheesecake Factory, Inc.	2,253	110,217
The Children’s Place, Inc.	670	65,178
Tilly’s, Inc.	4,088	45,499
Topbuild Corp.(a)	1,164	75,450
TRI Pointe Group, Inc.(a)	5,926	74,905
Tupperware Brands Corp.	1,629	41,670
Unifi, Inc.(a)	2,732	52,864
Visteon Corp.(a)	672	45,259
Weight Watchers International, Inc.(a)	1,712	34,497
William Lyon Homes, Class A(a)	4,221	64,877
Wingstop, Inc.	1,145	87,054
Winnebago Industries, Inc.	1,729	53,858
Zagg, Inc.(a)	4,678	42,429
		5,277,378
Consumer Staples (5.6%):
B&G Foods, Inc.	3,417	83,443
Cal-Maine Foods, Inc.	2,579	115,101
Central Garden & Pet Co., Class A(a)	2,437	56,660
Chefs’ Warehouse, Inc.(a)	1,968	61,106
Craft Brew Alliance, Inc.(a)	4,901	68,516
Elf Beauty, Inc.(a)	5,406	57,304
Hostess Brands, Inc.(a)	9,593	119,913
Ingles Markets, Inc., Class A	2,415	66,702
Inter Parfums, Inc.	1,302	98,782
J&J Snack Foods Corp.	669	106,264
John B. Sanfilippo & Son, Inc.	1,331	95,659
Medifast, Inc.	353	45,025
MGP Ingredients, Inc.	1,001	77,227
Natural Grocers By Vitamin Cottage, Inc.(a)	2,963	35,408
Natural Health Trends Corp.	4,201	54,445
PriceSmart, Inc.	1,307	76,956
Sprouts Farmers Markets, Inc.(a)	3,375	72,698
The Simply Good Foods Co.(a)	3,925	80,816
Tootsie Roll Industries, Inc.	4,058	151,104
Turning Point Brands, Inc.	1,381	63,650
Universal Corp.	1,865	107,480
USANA Health Sciences, Inc.(a)	796	66,761

Security Description	Shares	Value
Vector Group Ltd.	7,759	$83,720
WD-40 Co.(b)	548	92,853
Weis Markets, Inc.	2,121	86,558
		2,024,151
Energy (4.8%):
Arch Coal, Inc.	884	80,683
Bonanza Creek Energy, Inc.(a)	2,750	62,398
Cactus, Inc.(a)	1,912	68,066
Callon Petroleum Co.(a)	6,574	49,634
Carrizo Oil & Gas, Inc.(a)	4,280	53,372
Centennial Resource Development, Inc., Class A(a)	5,410	47,554
Cnx Resources Corp.(a)	6,042	65,072
Core Laboratories N.V.	1,107	76,306
Denbury Resources, Inc.(a)	16,665	34,163
Earthstone Energy, Inc., Class A(a)	5,994	42,438
Evolution Petroleum Corp.	8,236	55,593
Exterran Corp.(a)	4,002	67,434
Falcon Minerals Corp.	8,649	76,457
Fts International, Inc.(a)	4,228	42,280
Gulfport Energy Corp.(a)	6,424	51,520
Laredo Petroleum, Inc.(a)	11,618	35,900
Liberty Oilfield Services, Inc.(b)	3,315	51,018
Mammoth Energy Services, Inc.	2,542	42,324
Matador Resources Co.(a)	2,748	53,119
Newpark Resources, Inc.(a)	7,066	64,725
Propetro Holding Corp.(a)	2,956	66,628
Renewable Energy Group, Inc.(a)	2,324	51,035
Rex American Resources Corp.(a)	1,187	95,683
RPC, Inc.	5,786	66,018
Smart Sand, Inc.(a)	12,710	56,560
Solaris Oilfield Infrastructure, Inc., Class A(b)	3,304	54,318
SRC Energy, Inc.(a)	10,386	53,176
W&T Offshore, Inc.(a)	7,441	51,343
Whiting Petroleum Corp.(a)	1,823	47,653
World Fuel Services Corp.	2,715	78,436
		1,740,906
Financials (23.2%):
1st Source Corp.	2,309	103,697
American Equity Investment Life Holding Co.	2,781	75,143
Ameris Bancorp	2,019	69,353
AMERISAFE, Inc.	1,896	112,622
Artisan Partners Asset Management, Class A	3,723	93,708
Axos Financial, Inc.(a)	2,578	74,659
BancFirst Corp.	2,162	112,748
Banner Corp.	1,548	83,855
Berkshire Hills Bancorp, Inc.	3,199	87,141
Boston Private Financial Holdings, Inc.	8,415	92,228
Brookline BanCorp, Inc.	6,691	96,350
Capitol Federal Financial, Inc.	11,112	148,345
Centerstate Banks, Inc.	3,787	90,168
City Holding Co.	1,519	115,733
Cohen & Steers, Inc.	2,615	110,536
Columbia Banking System, Inc.	2,794	91,336
Eagle Bancorp, Inc.(a)	1,635	82,077
Employers Holdings, Inc.	2,248	90,167
Encore Capital Group, Inc.(a)(b)	2,082	56,693

Security Description	Shares	Value
Enterprise Financial Services Corp.	2,175	$88,675
FB Financial Corp.	2,367	75,176
FBL Financial Group, Inc., Class A	1,846	115,781
Federated Investors, Inc., Class B	3,427	100,445
First BanCorp	8,563	98,132
First BanCorp	2,704	93,991
First Busey Corp.	4,637	113,143
First Commonwealth Financial Corp.	5,444	68,594
First Financial Bancorp	3,436	82,670
First Interstate BancSystem, Inc., Class A	3,075	122,447
First Merchants Corp.	2,703	99,606
First Midwest Bancorp, Inc.	4,440	90,842
Flagstar BanCorp, Inc.	3,172	104,422
Fulton Financial Corp.(b)	6,415	99,304
Great Western BanCorp, Inc.	2,789	88,105
Hamilton Lane, Inc.	1,453	63,322
Heartland Financial USA, Inc.	2,350	100,228
Heritage Financial Corp.	3,269	98,528
Hilltop Holdings, Inc.(b)	5,103	93,130
Hope Bancorp, Inc.	7,271	95,105
Independent Bank Corp.	1,244	100,776
Independent Bank Group, Inc.	1,538	78,884
International Bancshares Corp.	2,901	110,325
James River Group Holdings Ltd.(b)	2,724	109,178
Kearny Financial Corp.	8,691	111,853
Kinsale Capital Group, Inc.	1,461	100,181
Lakeland Financial Corp.	2,584	116,848
LegacyTexas Financial Group, Inc.	2,185	81,697
Meta Financial Group, Inc.	3,898	76,713
Moelis & Co., Class A	1,548	64,412
National Bank Holdings Corp.	3,141	104,470
National General Holdings Corp.	3,184	75,556
National Western Life Group, Inc., Class A	406	106,563
Navient Corp.	6,296	72,845
NBT Bancorp, Inc.	2,942	105,941
Nelnet, Inc., Class A	2,054	113,113
Nmi Holdings, Inc.(a)	2,679	69,306
Northwest Bancshares, Inc.	7,434	126,155
Oceanfirst Financial Corp.	5,291	127,301
OFG BanCorp	3,799	75,182
Pacific Premier Bancorp, Inc.	2,615	69,376
Park National Corp.	997	94,466
Piper Jaffray	1,414	102,982
Pjt Partners, Inc.	1,751	73,192
PRA Group, Inc.(a)	2,328	62,414
Provident Financial Services, Inc.	4,034	104,440
Renasant Corp.	2,438	82,526
S&T Bancorp, Inc.	2,731	107,956
Safety Insurance Group, Inc.	1,468	127,922
Sandy Spring BanCorp	3,243	101,441
Seacoast Banking Corp. of Florida(a)	3,167	83,450
ServisFirst Bancshares, Inc.	3,008	101,550
Simmons First National Corp., Class A	3,644	89,205
South State Corp.	1,428	97,590
Southside Bancshares, Inc.	2,992	99,424
Tompkins Financial Corp.	1,097	83,449
Towne Bank	3,875	95,906
Trico Bancshares	2,919	114,688
Trustmark Corp.	3,362	113,064

Security Description	Shares	Value
Union Bankshares Corp.	2,890	$93,434
United Community Banks, Inc.	3,583	89,324
Veritex Holdings, Inc.	2,786	67,477
Waddell & Reed Financial, Inc., Class A	5,052	87,349
Walker & Dunlop, Inc.	1,247	63,485
Washington Federal, Inc.	4,074	117,698
Washington Trust BanCorp, Inc.	2,351	113,201
WesBanco, Inc.	2,792	110,982
Westamerica BanCorp	1,827	112,909
WSFS Financial Corp.	2,555	98,623
		8,365,027
Health Care (5.9%):
Addus HomeCare Corp.(a)	1,054	67,024
AMN Healthcare Services, Inc.(a)	1,299	61,170
Ani Pharmaceuticals, Inc.(a)	1,185	83,590
Atrion Corp.	156	137,074
Biospecifics Technologies Corp.(a)	988	61,582
Biotelemetry, Inc.(a)	654	40,953
Cambrex Corp.(a)	1,653	64,220
Computer Programs & Systems	2,480	73,631
CONMED Corp.	1,238	102,977
Corcept Therapeutics, Inc.(a)	3,091	36,288
CorVel Corp.(a)	1,429	93,228
Eagle Pharmaceuticals, Inc.(a)	1,176	59,376
Enanta Pharmaceuticals, Inc.(a)	540	51,581
Innoviva, Inc.(a)	4,531	63,570
Inogen, Inc.(a)	424	40,437
Integer Holdings Corp.(a)	851	64,182
Iradimed Corp.(a)	1,874	52,641
Lantheus Holdings, Inc.(a)	2,581	63,183
Lemaitre Vascular, Inc.	1,722	53,382
Mednax, Inc.(a)	3,378	91,780
Medpace Holdings, Inc.(a)	884	52,129
Meridian Bioscience, Inc.	4,848	85,373
Phibro Animal Health Corp., Class A	3,024	99,792
Repligen Corp.(a)	1,090	64,398
Select Medical Holdings Corp.(a)	4,098	57,741
Staar Surgical Co.(a)	1,350	46,157
Supernus Pharmaceuticals, Inc.(a)	1,375	48,180
The Ensign Group, Inc.	1,287	65,882
Tivity Health, Inc.(a)	2,483	43,601
US Physical Therapy, Inc.	826	86,755
Vanda Pharmaceuticals, Inc.(a)	1,951	35,898
Varex Imaging Corp.(a)	2,297	77,822
		2,125,597
Industrials (23.6%):
AAON, Inc.	1,957	90,374
AAR Corp.	2,058	66,906
ABM Industries, Inc.	2,024	73,572
Acco Brands Corp.	7,041	60,271
Aerojet Rocketdyne Holdings, Inc.(a)	1,884	66,939
Aerovironment, Inc.(a)	674	46,108
Aircastle Ltd.	5,300	107,273
Alamo Group, Inc.	1,099	109,835
Albany International Corp., Class A	1,253	89,702
Allegiant Travel Co.	534	69,137

Security Description	Shares	Value
Ameresco, Inc.(a)	3,918	$63,393
American Woodmark Corp.(a)	873	72,136
Apogee Enterprises, Inc.	2,138	80,154
Applied Industrial Technologies, Inc.	1,590	94,557
ArcBest Corp.	1,721	52,990
Argan, Inc.	1,383	69,081
Astronics Corp.(a)	2,240	73,293
Atkore International Group, Inc.(a)	2,696	58,045
AZZ, Inc.	1,979	81,000
Barnes Group, Inc.	1,817	93,412
BMC Stock Holdings, Inc.(a)	4,415	78,013
Brady Corp., Class A	2,260	104,887
Builders FirstSource, Inc.(a)	4,250	56,695
Chart Industries, Inc.(a)	844	76,399
Comfort Systems USA, Inc.	1,795	94,040
Continental Building Products, Inc.(a)	3,070	76,105
Dmc Global, Inc.	893	44,329
DXP Enterprise, Inc.(a)	1,798	69,978
Echo Global Logistics, Inc.(a)	3,099	76,793
Encore Wire Corp.	1,604	91,782
Ennis, Inc.	5,133	106,561
ESCO Technologies, Inc.	1,614	108,186
Exponent, Inc.	1,855	107,071
Federal Signal Corp.	3,601	93,590
Forward Air Corp.	1,462	94,635
Franklin Electric Co., Inc.	1,753	89,561
FTI Consulting, Inc.(a)	1,116	85,731
GATX Corp.	1,203	91,873
Gibraltar Industries, Inc.(a)	2,332	94,703
Global Brass & Copper Holdings, Inc.	2,547	87,719
GMS, Inc.(a)	2,785	42,109
Gorman-Rupp Co.	2,258	76,637
H&E Equipment Services, Inc.	1,648	41,381
Harsco Corp.(a)	2,491	50,219
Hawaiian Holdings, Inc.	1,984	52,080
Healthcare Services Group	2,300	75,877
Heartland Express, Inc.	5,359	103,321
Heidrick & Struggles International, Inc.	1,041	39,902
Herman Miller, Inc.	2,747	96,639
HNI Corp.	2,184	79,257
Hub Group, Inc., Class A(a)	1,701	69,486
ICF International, Inc.	1,264	96,165
Interface, Inc.	4,953	75,880
Jeld-Wen Holding, Inc.(a)	2,711	47,876
John Bean Technologies Corp.	776	71,307
Kadant, Inc.	1,117	98,251
Kaman Corp., Class A	1,627	95,082
KBR, Inc.	3,561	67,979
Kforce, Inc.	2,210	77,615
Kimball International, Inc., Class B	6,204	87,725
Knoll, Inc.	5,025	95,023
Lindsay Corp.	786	76,077
Marten Transport Ltd.	4,920	87,724
Matson, Inc.	2,057	74,237
Matthews International Corp., Class A	1,806	66,732
McGrath RentCorp	1,350	76,370
Meritor, Inc.(a)	2,975	60,541
Milacron Holdings Corp.(a)	5,120	57,958
MRC Global, Inc.(a)	3,984	69,640

Security Description	Shares	Value
Mueller Industries, Inc.	2,203	$69,042
MYR Group, Inc.(a)	2,752	95,303
National Presto Industries, Inc.	834	90,530
Now, Inc.(a)	3,960	55,282
NV5 Global, Inc.(a)	875	51,940
Patrick Industries, Inc.(a)	1,437	65,125
PGT, Inc.(a)	4,032	55,843
Pitney Bowes, Inc.	7,584	52,102
Primoris Services Corp.	3,941	81,500
Raven Industries, Inc.	2,413	92,587
Resources Connection, Inc.	4,097	67,764
Rush Enterprises, Inc., Class A	2,132	89,139
Saia, Inc.(a)	1,111	67,882
Simpson Manufacturing Co., Inc.	1,820	107,871
SkyWest, Inc.	1,311	71,174
SP Plus Corp.(a)	3,108	106,045
SPX Corp.(a)	2,237	77,825
Standex International Corp.	882	64,739
Steelcase, Inc., Class A	4,407	64,122
Sun Hydraulics Corp.	995	46,277
Systemax, Inc.	2,063	46,706
Tennant Co.	1,368	84,939
The Greenbrier Cos., Inc.	1,711	55,146
Thermon Group Holdings, Inc.(a)	3,538	86,716
TriMas Corp.(a)	3,176	96,010
Triton International, Ltd./Ber	2,250	69,975
TrueBlue, Inc.(a)	3,690	87,232
UniFirst Corp.	749	114,971
Universal Forest Products, Inc.	2,873	85,874
Universal Logistics Holdings, Inc.	3,202	63,015
US Ecology, Inc.	1,717	96,118
Valmont Industries, Inc.	714	92,891
Vectrus, Inc.(a)	3,117	82,881
Vicor Corp.(a)	1,353	41,970
Wabash National Corp.	3,986	54,010
Watts Water Technologies, Inc., Class A	1,094	88,417
Welbilt, Inc.(a)	3,613	59,181
Werner Enterprises, Inc.	2,530	86,400
Wesco Aircraft Holdings, Inc.(a)	7,208	63,358
WESCO International, Inc.(a)	1,716	90,965
		8,374,786
Information Technology (10.6%):
Advanced Energy Industries, Inc.(a)	1,226	60,908
American Software, Inc.	5,626	67,231
Amkor Technology, Inc.(a)	6,301	53,811
Anixter International, Inc.(a)	1,399	78,498
AppFolio, Inc.(a)	945	75,033
Axcelis Technologies, Inc.(a)	2,873	57,805
Badger Meter, Inc.	1,825	101,543
Brooks Automation, Inc.	1,817	53,293
Casa Systems, Inc.(a)	5,145	42,704
Cass Information Systems, Inc.	2,262	106,992
Cohu, Inc.	3,255	48,011
Comtech Telecommunications Corp.	2,520	58,514
CoreLogic, Inc.(a)	2,767	103,098
CSG Systems International, Inc.	2,165	91,580
CTS Corp.	2,984	87,640

Security Description	Shares	Value
Diodes, Inc.(a)	1,535	$53,265
Ebix, Inc.	1,006	49,666
ePlus, Inc.(a)	1,128	99,873
Evertec, Inc.	2,240	62,294
Exl Service Holdings, Inc.(a)	1,780	106,836
Fabrinet(a)	1,110	58,120
FormFactor, Inc.(a)	2,900	46,661
Ichor Holdings Ltd.(a)	2,396	54,102
II-VI, Inc.(a)	1,032	38,432
Insight Enterprises, Inc.(a)	1,337	73,615
InterDigital, Inc.	1,788	117,972
KEMET Corp.	2,220	37,673
ManTech International Corp., Class A	1,663	89,835
Mesa Laboratories, Inc.	568	130,924
MicroStrategy, Inc., Class A(a)	731	105,447
MTS Systems Corp.	1,940	105,652
Nanometrics, Inc.(a)	2,631	81,244
NIC, Inc.	4,508	77,042
OSI Systems, Inc.(a)	1,031	90,316
PC Connection, Inc.	1,191	43,674
Pcm, Inc.(a)	1,497	54,835
Perficient, Inc.(a)	3,315	90,798
Photronics, Inc.(a)	7,969	75,306
Plexus Corp.(a)	1,613	98,312
Power Integrations, Inc.	939	65,674
Presidio, Inc.	4,641	68,687
Progress Software Corp.	2,184	96,904
Rogers Corp.(a)	389	61,804
Rudolph Technologies, Inc.(a)	3,232	73,690
Sanmina Corp.(a)	2,295	66,211
ScanSource, Inc.(a)	2,435	87,222
Smart Global Holdings, Inc.(a)	1,285	24,672
SPS Commerce, Inc.(a)	618	65,545
Sykes Enterprises, Inc.(a)	2,850	80,598
TTM Technologies, Inc.(a)	5,872	68,879
Unisys Corp.(a)(b)	4,642	54,172
Zix Corp.(a)	6,447	44,355
		3,786,968
Materials (5.6%):
Advansix, Inc.(a)	2,020	57,711
AK Steel Holding Corp.(a)(b)	17,295	47,561
American Vanguard Corp.	4,316	74,322
Balchem Corp.	1,157	107,370
Carpenter Technology Corp.	1,381	63,319
Chase Corp.	806	74,587
Clearwater Paper Corp.(a)	2,331	45,408
Commercial Metals Co.	4,409	75,306
Ferro Corp.(a)	3,901	73,846
Futurefuel Corp.	4,069	54,525
Greif, Inc., Class A	1,665	68,681
H.B. Fuller Co.	1,774	86,287
Innophos Holdings, Inc.	2,160	65,102
Innospec, Inc.	1,044	87,017
Kaiser Aluminum Corp.	756	79,176
Kronos Worldwide, Inc.	3,692	51,762
Minerals Technologies, Inc.	1,460	85,833
PolyOne Corp.	2,592	75,972
PQ Group Holdings, Inc.(a)	5,076	77,003

Security Description	Shares	Value
Rayonier Advanced Materials, Inc.	4,114	$55,786
Ryerson Holding Corp.(a)	6,610	56,582
Schnitzer Steel Industries, Inc.	2,937	70,488
Schweitzer-Mauduit International, Inc.	1,971	76,317
Sensient Technologies Corp.	1,475	99,990
Stepan Co.	1,181	103,361
SunCoke Energy, Inc.(a)	6,712	56,985
Warrior Met Coal, Inc.	2,246	68,278
Worthington Industries, Inc.	2,260	84,343
		2,022,918
Real Estate (1.1%):
Four Corners Property Trust, Inc.	4,997	147,911
HFF, Inc., Class A	1,844	88,051
Marcus & Millichap, Inc.(a)	2,829	115,226
The RMR Group, Inc.	879	53,601
		404,789
Utilities (2.2%):
American States Water Co.	1,799	128,269
Chesapeake Utilities Corp.	1,154	105,256
MGE Energy, Inc.	1,745	118,608
Middlesex Water Co.	1,325	74,187
Otter Tail Corp.	2,389	119,020
SJW Corp.	1,719	106,131
Unitil Corp.	2,159	116,953
		768,424
Total Common Stocks (Cost $37,575,274)		35,757,827

Rights (0.0%)(c)
Materials (0.0%):(c)
Schulman, Inc. (a)(d)(f)	1,471	2,942
Total Right (Cost $2,942)		2,942

Collateral for Securities Loaned^ (1.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(e)	75,814	75,814
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(e)	3,043	3,043
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(e)	136,712	136,712
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(e)	42,454	42,454
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(e)	113,714	113,714

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(e)	98,555	$98,555
Total Collateral for Securities Loaned (Cost $470,292)		470,292
Total Investments (Cost $38,048,508) — 100.8%		36,231,061
Liabilities in excess of other assets — (0.8)%		(279,633)
NET ASSETS - 100.00%		$35,951,428

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Amount represents less than 0.05% of net assets.

(d)                   The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of March 31, 2019, illiquid securities were less than 0.05% of the Fund’s net assets.

(e)                    Rate disclosed is the daily yield on March 31, 2019.

(f)                     No explicit date, expiration is subject to contingencies.  Rights entitle the Fund to cash based on approval and completion of the merger agreement between LyondellBasell Industries N.V. and A. Schulman.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	2	6/21/19	$153,393	$154,380	$987

	Total unrealized appreciation				$987
	Total unrealized depreciation				—
	Total net unrealized appreciation				$987

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International Volatility Wtd ETF	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)

Australia (6.2%):
Communication Services (0.2%):
Telstra Corp. Ltd.	38,324	$90,325

Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	3,897	67,806

Consumer Staples (0.6%):
Wesfarmers Ltd.	4,064	99,967
Woolworths Ltd.	6,569	141,765
		241,732
Energy (0.7%):
Oil Search Ltd.	13,725	76,485
Origin Energy, Ltd.	13,912	71,108
Santos Ltd.	13,681	66,334
Woodside Petroleum Ltd.	3,611	88,747
		302,674
Financials (2.1%):
Asx Ltd.	2,622	129,997
Australia & New Zealand Banking Group Ltd.	4,557	84,207
Commonwealth Bank of Australia	2,071	103,855
Insurance Australia Group Ltd.	18,256	99,532
Macquarie Group Ltd.	976	89,670
National Australia Bank Ltd.	6,847	122,830
QBE Insurance Group Ltd.	11,099	96,993
Suncorp Group Ltd.	10,880	106,433
Westpac Banking Corp.	4,973	91,506
		925,023
Health Care (0.6%):
CSL Ltd.	572	79,158
Ramsay Health Care Ltd.	2,154	98,399
Sonic Healthcare, Ltd.	5,971	104,105
		281,662
Industrials (0.5%):
Brambles Ltd.	14,423	120,409
Cimic Group Ltd.	2,248	77,016
		197,425
Materials (1.1%):
BHP Billiton Ltd.	3,372	92,137
BHP Group PLC	2,928	70,484
Fortescue Metals Group Ltd.	12,443	62,804
Newcrest Mining Ltd.	5,476	99,168
RIO Tinto Ltd.	1,270	88,273
South32 Ltd.	23,527	62,298
		475,164
Utilities (0.2%):
AGL Energy Ltd.	7,084	109,480
		2,691,291
Austria (0.3%):
Energy (0.2%):
OMV AG	1,400	75,953

Financials (0.1%):
Erste Group Bank AG	1,790	65,771
		141,724

Security Description	Shares	Value
Belgium (2.0%):
Communication Services (0.2%):
Proximus SADP	3,258	$93,949

Consumer Staples (0.5%):
Anheuser-Busch InBev SA/NV	943	79,072
Colruyt SA	1,938	143,245
		222,317
Financials (0.7%):
Ageas	2,323	112,036
Groupe Bruxelles Lambert SA	1,181	114,738
KBC Groep NV	1,128	78,795
		305,569
Health Care (0.3%):
UCB SA	1,107	95,058

Materials (0.3%):
Solvay SA	624	67,454
Umicore SA	1,456	64,653
		132,107
		849,000
Bermuda (0.4%):
Industrials (0.2%):
Jardine Matheson Holdings Ltd.	1,300	81,068

Real Estate (0.2%):
Hongkong Land Holdings Ltd.	15,500	110,205
		191,273
Canada (10.4%):
Communication Services (1.1%):
BCE, Inc.	3,550	157,654
Rogers Communications, Inc.	2,635	141,728
TELUS Corp.	5,087	188,298
		487,680
Consumer Discretionary (0.5%):
Dollarama, Inc.	1,994	53,200
Magna International, Inc.	1,313	63,940
Restaurant Brands International, Inc.	1,203	78,274
		195,414
Consumer Staples (1.4%):
Alimentation Couche-Tard, Inc., Class B	1,897	111,759
George Weston Ltd.	1,789	128,652
Loblaw Cos. Ltd.	2,391	117,957
Metro, Inc.	3,380	124,454
Saputo, Inc.	3,224	109,904
		592,726
Energy (1.0%):
Canadian Natural Resources Ltd.	2,205	60,546
Husky Energy, Inc.	4,804	47,637
Imperial Oil Ltd.	3,114	85,016
Pembina Pipeline Corp.	3,175	116,645
TransCanada Corp.	2,568	115,351
		425,195
Financials (4.1%):
Bank of Montreal	1,956	146,370
Brookfield Asset Management, Inc.	2,464	114,810

Security Description	Shares	Value
Canadian Imperial Bank of Commerce	1,960	$154,899
Great-West Lifeco, Inc.	5,155	124,843
Intact Financial Corp.	1,600	135,405
Manulife Financial Corp.	4,621	78,158
National Bank of Canada (a)	3,978	179,549
Power Corp. of Canada	6,173	143,953
Power Financial Corp. (a)	6,240	145,796
Royal Bank of Canada (a)	2,005	151,283
Sun Life Financial, Inc.	2,888	110,964
The Bank of Nova Scotia	2,743	146,039
The Toronto-Dominion Bank	2,886	156,633
		1,788,702
Industrials (0.4%):
Canadian National Railway Co.	1,138	101,885
Canadian Pacific Railway Ltd.	397	81,807
		183,692
Information Technology (0.6%):
CGI, Inc. (b)	1,580	108,632
Constellation Software, Inc.	69	58,481
Open Text Corp.	2,523	96,883
		263,996
Materials (0.3%):
Franco-Nevada Corp.	1,076	80,680
Teck Resources Ltd., Class B	2,278	52,713
		133,393
Utilities (1.0%):
Emera, Inc.	3,879	145,063
Fortis, Inc.	4,418	163,303
Hydro One Ltd. (c)	8,492	131,937
		440,303
		4,511,101
Denmark (1.9%):
Consumer Staples (0.3%):
Carlsberg A/S, Class B	1,049	131,030

Financials (0.1%):
Danske Bank A/S	2,916	51,183

Health Care (0.7%):
Coloplast A/S	937	102,819
Genmab A/S (b)	329	57,104
H. Lundbeck A/S	950	41,116
Novo Nordisk A/S, Class B	1,806	94,555
		295,594
Industrials (0.5%):
A.P. Moeller-Maersk, Class B (a)	43	54,552
DSV A/S	927	76,674
Vestas Wind Systems A/S	815	68,586
		199,812
Materials (0.3%):
Christian Hansen Holding A/S	768	77,857
Novozymes A/S, B Shares	1,675	77,024
		154,881
		832,500

Security Description	Shares	Value
Finland (1.5%):
Energy (0.2%):
Neste Oyj	729	$77,677

Financials (0.4%):
Nordea Bank AB (a)	10,530	80,147
Sampo Oyj, Class A	2,710	122,828
		202,975
Industrials (0.4%):
Kone Oyj, Class B	1,919	96,770
Wartsila Oyj ABP, Class B	4,233	68,296
		165,066
Materials (0.3%):
Stora ENSO Oyj, R Shares	4,451	54,391
UPM-Kymmene Oyj	2,437	71,067
		125,458
Utilities (0.2%):
Fortum Oyj	3,623	74,079
		645,255
France (9.0%):
Communication Services (0.5%):
Orange SA	9,300	151,248
Publicis Groupe SA	1,225	65,580
		216,828
Consumer Discretionary (1.5%):
Accor SA	2,253	91,249
Cie Generale des Etablissements Michelin	488	57,690
Hermes International	142	93,681
Kering	102	58,483
LVMH Moet Hennessy Louis Vuitton SA	199	73,187
Psa Peugeot Citroen	2,545	62,057
Renault SA	1,101	72,747
Seb SA	317	53,332
Sodexo SA	888	97,766
		660,192
Consumer Staples (0.8%):
Danone SA	1,619	124,733
L’Oreal SA	394	105,970
Pernod Ricard SA	618	110,904
		341,607
Energy (0.2%):
Total SA	1,812	100,642

Financials (0.9%):
BNP Paribas SA	1,595	76,227
CNP Assurances	4,877	107,323
Credit Agricole SA	6,013	72,635
Natixis SA	12,134	64,931
Societe Generale SA	2,461	71,146
		392,262
Health Care (1.0%):
BioMerieux	778	64,311
Essilor International SA	985	107,584
Ipsen SA	473	64,829
Sanofi	1,318	116,399

Security Description	Shares	Value
Sartorius Stedim Biotech	462	$58,503
		411,626
Industrials (2.9%):
Aeroports de Paris	481	93,008
Airbus Group SE	577	76,301
Alstom SA	1,982	85,853
Bollore SA	17,885	80,801
Bouygues	1,774	63,373
Bureau Veritas SA	3,444	80,733
Edenred	1,581	71,941
Eiffage SA	1,024	98,383
Groupe Eurotunnel SE	6,973	105,700
Legrand SA	1,417	94,818
Safran SA	560	76,785
Schneider Electric SA	1,012	79,386
Teleperformance	396	71,154
Thales SA	704	84,291
Vinci SA	1,074	104,463
		1,266,990
Information Technology (0.4%):
Atos SE	444	42,827
Cap Gemini SA	517	62,684
Dassault Systemes SA	406	60,451
		165,962
Materials (0.3%):
Air Liquide SA	969	123,193

Utilities (0.5%):
Gdf Suez	6,191	92,214
Veolia Environnement SA	4,719	105,487
		197,701
		3,877,003
Germany (5.4%):
Consumer Discretionary (0.5%):
Bayerische Motoren Werke AG	1,121	86,441
Continental AG	385	57,950
Daimler AG, Registered Shares	1,254	73,489
		217,880
Consumer Staples (0.3%):
Beiersdorf AG	1,096	114,003

Financials (1.4%):
Allianz SE	509	113,198
Commerzbank AG	6,090	47,131
Deutsche Boerse AG	844	108,200
Hannover Rueck SE	809	116,144
Muenchener Rueckversicherungs-Gesellschaft AG	550	130,162
Talanx AG	2,834	109,218
		624,053
Health Care (0.5%):
Fresenius Medical Care AG & Co. KGaA	674	54,353
Fresenius SE & Co. KGaA	831	46,379
Merck KGaA	903	102,952
		203,684
Industrials (0.8%):
Deutsche Post AG	3,025	98,393
Hochtief AG	565	81,748

Security Description	Shares	Value
MTU Aero Engines Holding AG	308	$69,713
Siemens AG	968	104,163
		354,017
Information Technology (0.4%):
Infineon Technologies AG	2,557	50,719
SAP SE	784	90,572
Wirecard AG	187	23,428
		164,719
Materials (0.7%):
BASF SE	1,132	83,201
Covestro AG (c)	835	45,909
Evonik Industries AG	2,930	79,791
Symrise AG	1,072	96,574
		305,475
Real Estate (0.6%):
Deutsche Wohnen AG	2,670	129,460
Vonovia SE	2,430	125,973
		255,433
Utilities (0.2%):
E.ON AG	9,634	107,104
		2,346,368
Hong Kong (5.7%):
Consumer Discretionary (0.2%):
Galaxy Entertainment Group Ltd.	6,000	40,855
Techtronic Industries Co. Ltd.	8,000	53,760
		94,615
Consumer Staples (0.3%):
Sun Art Retail Group Ltd.	56,500	55,063
WH Group Ltd. (c)	52,000	55,645
		110,708
Financials (0.8%):
AIA Group Ltd.	7,000	69,691
Hang Seng Bank	4,300	106,107
Hong Kong Exchanges and Clearing Ltd.	2,300	80,166
The Bank of East Asia Ltd.	26,000	84,462
		340,426
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	38,000	34,661

Industrials (0.8%):
CK Hutchison Holdings Ltd.	9,500	99,784
MTR Corp. Ltd.	25,500	157,879
NWS Holdings Ltd.	30,000	65,582
		323,245
Real Estate (2.1%):
CK Asset Holdings Ltd.	9,703	86,280
Hang Lung Properties Ltd.	38,000	92,753
Henderson Land Development Co. Ltd.	19,128	121,595
New World Development Co. Ltd.	53,000	87,909
Sino Land Co. Ltd.	46,000	88,956
Sun Hung KAI Properties Ltd.	5,500	94,379
Swire Pacific Ltd., Class A	7,500	96,500
The Wharf Holdings Ltd.	27,000	81,519
Wharf Real Estate Investment	11,000	81,908

Security Description	Shares	Value
Wheelock & Co. Ltd.	13,000	$95,227
		927,026
Utilities (1.4%):
China Gas Holdings Ltd.	15,800	55,553
CK Infrastructure Holdings Ltd.	13,500	110,842
CLP Holdings Ltd.	10,000	115,928
Hong Kong & China Gas Co. Ltd.	74,394	178,363
Power Assets Holdings Ltd.	23,000	159,542
		620,228
		2,450,909
Ireland (1.1%):
Communication Services (0.2%):
WPP PLC	5,616	59,295

Consumer Staples (0.2%):
Kerry Group PLC	900	100,440

Industrials (0.5%):
DCC PLC	858	74,132
Experian PLC	3,513	95,107
Kingspan Group PLC	1,305	60,392
		229,631
Materials (0.2%):
CRH PLC	2,307	71,545
		460,911
Israel (0.3%):
Financials (0.3%):
Bank Leumi Le-Israel B.M.	17,306	112,994

Italy (2.2%):
Consumer Discretionary (0.1%):
Moncler SpA	1,460	58,820

Consumer Staples (0.2%):
Davide Campari - Milano SpA	8,626	84,656

Energy (0.5%):
Eni SpA	6,208	109,694
Snam SpA	21,703	111,463
		221,157
Financials (0.6%):
Assicurazioni Generali SpA	7,530	139,354
Intesa Sanpaolo SpA	25,291	61,584
UniCredit SpA	4,188	53,680
		254,618
Industrials (0.2%):
Atlantia SpA	3,867	100,147

Utilities (0.6%):
Enel SpA	20,371	130,326
Terna Rete Elettrica Nazionale SpA	19,141	121,255
		251,581
		970,979
Japan (19.5%):
Communication Services (0.9%):
KDDI Corp.	2,900	62,418
Nexon Co. Ltd. (b)	2,700	42,251
Nintendo Co. Ltd.	200	56,962

Security Description	Shares	Value
Nippon Telegraph & Telephone Corp.	1,500	$63,663
NTT DOCOMO, Inc.	3,200	70,795
SoftBank Group Corp.	400	38,787
Yahoo Japan Corp.	22,800	55,760
		390,636
Consumer Discretionary (4.0%):
Aisin Seiki Co. Ltd.	1,800	64,245
Bandai Namco Holdings, Inc.	1,500	70,256
Bridgestone Corp.	2,400	92,396
Denso Corp.	2,000	77,917
Fast Retailing Co., Ltd.	100	46,954
Hikari Tsushin, Inc.	400	75,697
Honda Motor Co. Ltd.	2,700	72,976
Isuzu Motors Ltd.	4,600	60,359
Koito Manufacturing Co. Ltd.	900	50,925
Mitsubishi Motors Corp.	12,600	66,861
Nissan Motor Co. Ltd.	12,300	100,811
Nitori Holdings Co. Ltd.	600	77,430
Oriental Land Co. Ltd.	800	90,750
Pan Pacific International Holdings Corp.	900	59,534
Panasonic Corp.	8,100	69,750
Rakuten, Inc.	8,200	77,553
Sekisui House Ltd.	7,200	119,036
Shimano, Inc.	500	81,220
Sumitomo Electric Industries Ltd.	5,800	76,864
Suzuki Motor Corp.	1,300	57,462
Toyota Industries Corp.	1,600	80,137
Toyota Motor Corp.	1,600	93,667
Yamaha Corp.	1,100	54,896
		1,717,696
Consumer Staples (2.0%):
Asahi Group Holdings Ltd.	1,900	84,532
Japan Tobacco, Inc.	4,300	106,520
Kao Corp.	900	70,808
Kikkoman Corp.	1,200	58,804
Kirin Holdings Co. Ltd.	3,200	76,311
Kose Corp.	300	55,040
MEIJI Holdings Co. Ltd.	1,000	81,130
Seven & i Holdings Co. Ltd.	2,300	86,678
Suntory Beverage & Food Ltd.	1,800	84,469
Uni-Charm Corp.	2,300	76,030
Yakult Honsha Co. Ltd.	1,000	69,849
		850,171
Financials (2.2%):
Japan Post Bank Co. Ltd.	12,100	132,018
Japan Post Holdings Co. Ltd.	12,700	148,535
Mitsubishi UFJ Financial Group, Inc.	19,100	94,802
Mizuho Financial Group, Inc.	91,000	140,676
ORIX Corp.	6,300	90,370
Resona Holdings, Inc.	20,300	87,879
Sumitomo Mitsui Financial Group, Inc.	2,900	101,439
Sumitomo Mitsui Trust Holdings, Inc.	2,500	89,703
The Dai-ichi Life Insurance Co. Ltd.	4,400	61,070
		946,492
Health Care (1.6%):
Astellas Pharma, Inc.	4,100	61,365

Security Description	Shares	Value
Chugai Pharmaceutical Co. Ltd.	1,200	$82,411
Eisai Co. Ltd.	800	44,855
Hoya Corp.	1,000	65,960
Kyowa Hakko Kirin Co. Ltd.	3,900	84,821
M3, Inc.	2,500	41,896
ONO Pharmaceutical Co. Ltd.	3,400	66,552
Otsuka Holdings Co. Ltd.	1,600	62,796
Shionogi & Co. Ltd.	1,200	74,202
Sysmex Corp.	800	48,299
Taisho Pharmaceutical Holdings	600	57,125
		690,282
Industrials (4.6%):
Central Japan Railway Co.	400	92,807
Daikin Industries Ltd.	500	58,524
East Japan Railway Co.	1,000	96,381
FANUC Corp.	400	68,153
Hankyu Hanshin Holdings, Inc.	2,400	89,884
ITOCHU Corp.	4,500	81,322
Japan Airlines Co. Ltd.	2,800	98,522
Komatsu Ltd.	2,300	53,354
Kubota Corp.	4,900	70,730
Makita Corp.	1,600	55,663
Marubeni Corp.	9,300	64,204
Mitsubishi Corp.	3,200	88,772
Mitsubishi Electric Corp.	5,600	71,889
Mitsubishi Heavy Industries Ltd.	3,000	124,483
Mitsui & Co. Ltd.	5,400	83,746
Nidec Corp.	500	63,284
Recruit Holdings Co. Ltd.	1,800	51,347
Secom Co. Ltd.	1,200	102,684
SG Holdings Co., Ltd.	2,400	69,849
SMC Corp.	100	37,478
Sumitomo Corp.	6,200	85,662
Taisei Corp.	1,500	69,578
Tokyu Corp.	5,300	92,455
Toyota Tsusho Corp.	2,100	68,320
West Japan Railway Co.	1,400	105,357
Yamato Holdings Co. Ltd.	2,400	61,922
		2,006,370
Information Technology (1.7%):
Canon, Inc.	3,700	107,284
FUJIFILM Holdings Corp.	1,900	86,315
Keyence Corp.	100	62,242
Murata Manufacturing Co. Ltd.	900	44,768
Nomura Research Institute Ltd.	1,626	73,809
NTT Data Corp.	5,900	65,011
OBIC Co. Ltd.	600	60,428
Omron Corp.	1,300	60,771
Oracle Corp. Japan	1,000	67,052
TDK Corp.	600	46,945
Tokyo Electron Ltd.	400	57,756
		732,381
Materials (1.2%):
Asahi Kasei Corp.	5,600	57,713
JFE Holdings, Inc.	4,100	69,505
Mitsubishi Chem Holdings	10,000	70,337
Nippon Paint Co. Ltd.	1,700	66,736

Security Description	Shares	Value
Nippon Steel & Sumitomo Metal	5,000	$88,169
Nitto Denko Corp.	1,000	52,477
Shin-Etsu Chemical Co. Ltd.	800	66,997
Toray Industries, Inc.	11,500	73,363
		545,297
Real Estate (1.0%):
Daito Trust Construction Co. Ltd.	400	55,699
Daiwa House Industry Co. Ltd.	2,400	76,217
Mitsubishi Estate Co. Ltd.	5,200	94,112
Mitsui Fudosan Co. Ltd.	3,500	87,887
Sumitomo Realty & Development	3,000	124,159
		438,074
Utilities (0.3%):
Kansai Electric Power Co.	4,500	66,276
Tokyo Electric Power Co. Holdin (b)	9,900	62,539
		128,815
		8,446,214
Korea, Republic Of (4.0%):
Communication Services (0.6%):
NAVER Corp.	475	51,894
NCSoft Corp.	156	68,173
Netmarble Games Corp.(c)	397	43,723
SK Telecom Co. Ltd.	381	84,424
		248,214
Consumer Discretionary (0.5%):
Hyundai Mobis Co. Ltd.	282	51,804
Hyundai Motor Co.	560	58,960
Kia Motors Corp.	2,019	62,882
LG Electronics, Inc.	997	65,969
		239,615
Consumer Staples (0.5%):
Amorepacific Corp.	222	36,870
KT&G Corp.	1,112	101,403
LG Household & Health Care Ltd.	49	61,174
		199,447
Energy (0.2%):
SK Innovation Co. Ltd.	432	68,321

Financials (0.7%):
Hana Financial Group, Inc.	2,381	76,360
KB Financial Group, Inc.	2,050	75,588
Samsung Fire & Marine Insurance Co. Ltd.	327	86,720
Shinhan Financial Group Co. Ltd.	2,335	86,405
		325,073
Health Care (0.1%):
Celltrion, Inc. (b)	240	38,203

Industrials (0.6%):
LG Corp.	1,200	81,938
Samsung C&T Corp.	797	75,136
SK Holdings Co. Ltd.	348	82,937
		240,011
Information Technology (0.6%):
Samsung Electronics Co. Ltd.	1,970	77,498
Samsung SDI Co. Ltd.	248	46,869

Security Description	Shares	Value
Samsung SDS Co. Ltd.	334	$69,154
SK Hynix, Inc.	882	57,660
		251,181
Materials (0.2%):
LG Chem Ltd.	190	61,269
Lotte Chemical Corp.	177	45,302
		106,571
		1,716,636
Luxembourg (0.3%):
Energy (0.2%):
Tenaris SA	5,112	71,757

Materials (0.1%):
Arcelormittal	2,408	48,771
		120,528
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd.	10,000	50,257
Wynn Macau Ltd.	16,000	37,709
		87,966
Mexico (0.1%):
Materials (0.1%):
Fresnillo PLC	3,780	42,864

Netherlands (3.0%):
Communication Services (0.2%):
Koninklijke KPN NV	28,660	90,842

Consumer Staples (0.8%):
Heineken Holding A, Class A	1,074	107,571
Heineken NV	1,043	110,058
Koninklijke Ahold Delhaize NV	3,904	103,886
		321,515
Financials (0.6%):
Exor NV	1,254	81,436
ING Groep NV	5,742	69,452
NN Group NV	2,489	103,375
		254,263
Health Care (0.4%):
Koninklijke Philips NV	2,008	81,788
Qiagen NV (b)	2,613	105,917
		187,705
Industrials (0.6%):
Akzo Nobel N.V.	1,141	101,087
Randstad Holding NV (a)	1,306	63,676
Wolters Kluwer NV	1,613	109,815
		274,578
Information Technology (0.2%):
ASML Holding NV	368	69,012

Materials (0.2%):
Koninklijke DSM NV	704	76,719
		1,274,634

Security Description	Shares	Value
Norway (1.0%):
Communication Services (0.3%):
Telenor ASA	5,472	$109,605

Consumer Staples (0.2%):
Marine Harvest ASA	3,433	76,647

Energy (0.3%):
Aker BP ASA	1,412	50,276
Statoil ASA	3,651	79,969
		130,245
Financials (0.2%):
DNB ASA	5,573	102,644
		419,141
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	5,319	78,451

Energy (0.2%):
Galp Energia SGPS SA	5,096	81,620
		160,071
Russian Federation (0.1%):
Materials (0.1%):
Evraz PLC	6,512	52,609

Singapore (2.8%):
Communication Services (0.4%):
Singapore Telecommunications Ltd.	66,100	147,333

Consumer Discretionary (0.3%):
Genting Singapore Ltd.	89,900	69,006
Jardine Cycle & Carriage Ltd.	3,100	74,337
		143,343
Consumer Staples (0.3%):
Wilmar International Ltd.	52,900	129,234

Financials (0.8%):
DBS Group Holdings Ltd.	6,200	115,452
Oversea-Chinese Banking Corp. Ltd.	14,400	117,440
United Overseas Bank Ltd.	6,100	113,410
		346,302
Industrials (0.7%):
Keppel Corp. Ltd.	20,400	93,651
Singapore Airlines Ltd.	17,200	122,631
Singapore Technologies Engineering Ltd.	37,100	102,409
		318,691
Real Estate (0.3%):
CapitaLand Ltd.	47,500	127,961
		1,212,864
Spain (3.1%):
Communication Services (0.2%):
Telefonica SA	12,120	101,532

Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	2,719	79,901

Energy (0.2%):
Repsol SA	5,327	91,175

Security Description	Shares	Value
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA	12,943	$73,935
Banco Santander SA	18,145	84,347
CaixaBank SA	20,193	63,053
		221,335
Health Care (0.2%):
Grifols SA	2,783	77,911

Industrials (0.7%):
ACS, Actividades de Construccion y Servicios SA	1,975	86,746
Aena SA (c)	606	109,091
Ferrovial SA	4,733	110,842
		306,679
Information Technology (0.2%):
Amadeus IT Holding SA	1,050	84,087

Utilities (0.9%):
Endesa SA	4,566	116,457
Iberdrola SA	15,707	137,871
Red Electrica Corp. SA	5,896	125,647
		379,975
		1,342,595
Sweden (2.5%):
Communication Services (0.3%):
TeliaSonera AB	27,017	121,927

Consumer Discretionary (0.3%):
Electrolux AB, B Shares	2,591	66,591
Hennes & Mauritz AB, B Shares	3,439	57,345
		123,936
Consumer Staples (0.4%):
Essity AB, Class B	3,106	89,584
Swedish Match AB	1,511	77,034
		166,618
Financials (0.5%):
Skandinaviska Enskilda Banken AB, Class A	9,150	79,221
Svenska Handelsbanken AB	9,930	104,797
Swedbank AB, A Shares (a)	3,678	51,973
		235,991
Industrials (0.8%):
Alfa Laval AB	3,337	76,610
Atlas Copco AB, A Shares	2,555	68,621
Epiroc AB, Class A	6,075	61,342
Sandvik AB	4,683	76,073
Volvo AB, Class B	5,268	81,609
		364,255
Information Technology (0.2%):
Hexagon AB, B Shares	1,260	65,742
		1,078,469
Switzerland (6.3%):
Communication Services (0.3%):
Swisscom AG (a)	270	132,084

Consumer Discretionary (0.3%):
CIE Financiere Richemont SA	998	72,722
The Swatch Group AG, B shares	232	66,419
		139,141

Security Description	Shares	Value
Consumer Staples (0.9%):
Barry Callebaut AG	48	$86,694
Chocoladefabriken Lindt & Spruengli AG	14	95,209
Coca-Cola HBC AG	2,228	75,869
Nestle SA, Registered Shares	1,454	138,608
		396,380
Financials (1.3%):
Credit Suisse Group AG, Registered Shares	6,491	75,669
Julius Baer Group Ltd.	1,518	61,345
Partners Group Holding AG	130	94,545
Swiss Life Holding AG	274	120,692
UBS Group AG, Registered Shares	6,550	79,416
Zurich Insurance Group AG	393	130,118
		561,785
Health Care (1.3%):
Lonza Group AG, Registered Shares	232	71,965
Novartis AG	1,290	124,115
Roche Holding AG	405	111,614
Sonova Holding AG, Registered Shares	394	77,969
Straumann Holding AG	95	77,536
Vifor Pharma AG	559	75,610
		538,809
Industrials (1.2%):
ABB Ltd.	5,043	94,781
Ferguson PLC	1,097	69,769
Geberit AG	229	93,624
Kuehne + Nagel International AG	640	87,819
Schindler Holding AG	327	67,798
SGS SA	42	104,547
		518,338
Information Technology (0.2%):
Stmicroelectronics NV	2,668	39,441
Temenos AG	335	49,400
		88,841
Materials (0.8%):
EMS-Chemie Holding AG	147	79,739
Givaudan SA, Registered Shares	47	120,108
Glencore PLC	14,703	60,876
Sika AG, Registered Shares	500	69,864
		330,587
		2,705,965
United Kingdom (8.8%):
Communication Services (0.4%):
Informa PLC	9,408	91,173
Pearson PLC	7,213	78,542
		169,715
Consumer Discretionary (1.2%):
Barratt Developments PLC	7,599	59,293
Burberry Group PLC	2,384	60,677
Compass Group PLC	4,729	111,123
Intercontinental Hotels Group PLC	1,525	91,647
Next PLC	1,030	74,843
Persimmon PLC	2,090	59,059
Whitbread PLC	1,203	79,549
		536,191

Security Description	Shares	Value
Consumer Staples (1.9%):
Associated British Foods PLC	2,661	$84,515
British American Tobacco PLC	1,679	69,834
Diageo PLC	3,194	130,517
Imperial Tobacco Group PLC	2,383	81,442
Reckitt Benckiser Group PLC	1,139	94,658
Tesco PLC	27,919	84,383
Unilever NV	2,352	136,596
Unilever PLC	2,155	123,335
		805,280
Energy (0.4%):
BP PLC	11,570	84,146
Royal Dutch Shell PLC, Class A	2,977	93,563
		177,709
Financials (1.9%):
3I Group PLC	5,882	75,431
Aviva PLC	17,405	93,470
Hargreaves Lansdown PLC	2,968	72,023
HSBC Holdings PLC	11,658	94,624
Legal & General Group PLC	26,743	95,873
Lloyds Banking Group PLC	105,028	84,987
London Stock Exchange Group PLC	1,649	102,020
Prudential PLC	3,711	74,299
Royal Bank of Scotland Group	20,741	66,712
Schroders PLC	2,204	77,549
		836,988
Health Care (0.7%):
AstraZeneca PLC	1,036	82,766
GlaxoSmithKline PLC	4,498	93,530
Smith & Nephew PLC	5,147	102,078
		278,374
Industrials (1.1%):
Ashtead Group PLC	2,055	49,574
BAE Systems PLC	12,923	81,180
Bunzl PLC	3,260	107,488
International Consolidated Airlines Group SA	10,203	68,026
Intertek Group PLC	1,162	73,494
RELX PLC	4,392	93,882
		473,644
Information Technology (0.2%):
The Sage Group PLC	8,266	75,477

Materials (0.8%):
Anglo American PLC	2,279	60,942
Antofagasta PLC	3,898	49,034
Croda International PLC	1,355	88,895
Mondi PLC	2,968	65,626
Rio Tinto PLC	1,326	77,029
		341,526
Utilities (0.2%):
National Grid PLC	7,861	87,093
		3,781,997
United States (0.4%):
Consumer Discretionary (0.1%):
Carnival PLC	1,391	68,198

Security Description	Shares	Value
Industrials (0.3%):
Waste Connections, Inc.	1,373	$121,630
		189,828
Total Common Stocks (Cost $40,885,424)		42,713,689

Collateral for Securities Loaned^ (2.1%)
United States (2.1%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51% (d)	145,800	145,800
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50% (d)	5,852	5,852
Fidelity Investments Money Market Government Portfolio, Class I, 2.35% (d)	262,912	262,912
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57% (d)	81,645	81,645
JPMorgan Prime Money Market Fund, Capital Class, 2.52% (d)	218,685	218,685
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53% (d)	189,532	189,532
Total Collateral for Securities Loaned (Cost $904,426)		904,426
Total Investments (Cost $41,789,850) — 101.0%		43,618,115
Liabilities in excess of other assets — (1.0)%		(410,953)
NET ASSETS - 100.00%		$43,207,162

^                            Purchased with cash collateral from securities on loan.

(a)                   All or a portion of this security is on loan.

(b)                   Non-income producing security.

(c)                    Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2019, the fair value of these securities was $386,305 and amounted to 0.9% of net assets.

(d)                   Rate disclosed is the daily yield on March 31, 2019.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	3	6/21/19	$279,592	$279,960	$368

	Total unrealized appreciation				$368
	Total unrealized depreciation				—
	Total net unrealized appreciation				$368

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Emerging Market Volatility Wtd ETF	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)

Brazil (5.3%):
Communication Services (0.2%):
TIM Participacoes SA	10,100	$30,418

Consumer Discretionary (0.9%):
Cvc Brasil Operadora E Agencia de Viagens SA	1,700	23,775
Grendene SA	15,800	33,821
Guararapes Confeccoes SA	800	29,427
Kroton Educacional S.A.	7,500	20,308
Lojas Renner SA	2,420	27,076
Magazine Luiza SA	500	22,076
		156,483
Consumer Staples (1.0%):
Ambev SA	7,400	31,813
Atacadao Distribuicao Comercio E Industria Ltd.	6,800	34,896
M Dias Branco SA	2,700	29,967
Natura Cosmeticos SA	2,400	27,827
Raia Drogasil SA	1,700	28,357
Sao Martinho SA	7,200	33,730
		186,590
Energy (0.1%):
Petroleo Brasileiro SA	3,400	24,370
Ultrapar Participacoes SA	1,800	21,610
		45,980
Financials (0.7%):
B3 SA- Brasil Bolsa Balcao	3,558	29,193
Banco do Brasil SA	1,800	22,401
BB Seguridade Participacoes SA	5,100	34,549
Irb Brasil Resseguros S/A	1,500	34,963
		121,106
Health Care (0.7%):
Fleury SA	5,800	30,224
Hypermarcas S.A.	5,400	35,726
Notre Dame Intermedica Participacoes SA	3,500	29,325
Odontoprev SA	8,300	34,770
		130,045
Industrials (0.6%):
CCR SA	5,900	17,693
EcoRodovias Infraestrutura e Logistica SA	9,100	22,292
Localiza Rent a Car SA	3,160	26,686
WEG SA	7,820	35,956
		102,627
Information Technology (0.1%):
Cielo SA	7,092	17,192

Materials (0.1%):
Cia Siderurgica Nacional SA	6,500	26,981

Utilities (0.9%):
Cia de Saneamento Basico do Estado de Sao Paulo	2,400	25,748
Companhia de Saneamento de Minas Gerais	1,600	24,960
EDP - Energias do Brasil SA	7,900	34,265
Engie Brasil Energia SA	3,575	39,003
Equatorial Energia SA - ORD	2,200	44,958
		168,934
		986,356

Security Description	Shares	Value
Chile (3.8%):
Consumer Discretionary (0.3%):
SACI Falabella	7,520	$55,953

Energy (0.3%):
Empresas COPEC SA	3,985	50,629

Financials (1.5%):
Banco de Chile	516,588	76,107
Banco de Credito e Inversiones	936	59,877
Banco Santander Chile	920,395	69,282
Sociedad Matriz del Banco de Chile SA, Class B	142,295	69,385
		274,651
Materials (0.2%):
Empresas Cmpc SA	10,521	37,130

Utilities (1.5%):
AES Gener SA	176,552	47,484
Aguas Andinas SA	129,445	73,645
Colbun SA	254,541	57,567
Enersis Chile	596,024	62,490
Enersis SA	223,159	39,700
		280,886
		699,249
China (16.3%):
Communication Services (0.6%):
China Communications Services Corp. Ltd.	20,000	17,835
China Literature, Ltd. (a)(c)	4,000	18,727
China Telecom Corp. Ltd.	68,000	37,770
Tencent Holdings Ltd.	600	27,593
		101,925
Consumer Discretionary (1.3%):
ANTA Sports Products Ltd.	4,000	27,211
BAIC Motor Corp. Ltd., Class H (c)	30,000	19,606
Brilliance China Automotive Holdings Ltd.	16,000	15,858
BYD Co. Ltd. (b)	3,500	21,090
Dongfeng Motor Group Co. Ltd.	30,000	30,039
Fuyao Glass Industry Group Co. Ltd. (c)	7,600	25,512
Great Wall Motor Co. Ltd., Class H (b)	26,000	19,509
Guangzhou Automobile Group Co. Ltd.	16,800	19,840
Minth Group Ltd.	6,000	18,880
Shenzhou International Group Holdings Ltd.	2,000	26,803
Zhongsheng Group Holdings Ltd.	7,500	18,612
		242,960
Consumer Staples (0.5%):
China Mengniu Dairy Co. Ltd.	9,000	33,479
China Resources Beer Holdings Co. Ltd.	6,000	25,262
Want Want China Holdings Ltd.	41,000	34,055
		92,796
Energy (0.7%):
China Petroleum & Chemical Corp., Class H	40,000	31,542
China Shenhua Energy Co. Ltd.	13,500	30,785
PetroChina Co. Ltd.	56,000	36,312
Yanzhou Coal Mining Co. Ltd.	24,000	23,573
		122,212
Financials (4.9%):
Agricultural Bank of China Ltd.	101,000	46,578
Bank of China Ltd.	123,000	55,783
Bank of Communications Co. Ltd., Class H	70,000	57,340
China Cinda Asset Management Co.	114,000	31,660

Security Description	Shares	Value
China CITIC Bank Corp. Ltd.	85,000	$54,142
China Construction Bank Corp.	53,000	45,440
China Everbright Bank Co. Ltd.	90,000	42,537
China Galaxy Securities Co. Ltd.	31,000	20,378
China Huarong Asset Management Co. Ltd., Class H (c)	103,000	21,913
China International Capital Corp. Ltd., Class H (c)	10,800	25,013
China Life Insurance Co. Ltd.	11,000	29,568
China Merchants Bank Co. Ltd., Class H	7,000	34,020
China Pacific Insurance Group Co. Ltd.	9,200	36,098
China Reinsurance Group Corp.	158,000	33,413
Citic Securities Co. Ltd.	10,500	24,452
Gf Securities Co. Ltd.	13,800	19,831
Guotai Junan Securities Co., Ltd. (c)	12,600	28,090
Haitong Securities Co. Ltd.	17,200	22,262
Huatai Securities Co. Ltd. (c)	11,800	23,601
Industrial & Commercial Bank of China Ltd.	61,000	44,683
New China Life Insurance Co. Ltd., Class H	5,300	27,007
Orient Securities Co. Ltd. (c)	25,600	20,546
People’s Insurance Co. Group of China Ltd.	71,000	30,391
PICC Property & Casualty Co. Ltd., Class H	25,000	28,409
Ping An Insurance Group Co. of China Ltd.	4,500	50,390
Postal Savings Bank of China Co. Ltd., Class H (c)	65,000	37,180
		890,725
Health Care (1.1%):
China Resources Pharmaceutical Group Ltd. (c)	26,000	36,766
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	6,000	26,447
Luye Pharma Group Ltd. (c)	30,000	26,217
Shanghai Fosun Pharmaceutical Group Co. Ltd.	6,000	21,670
Shanghai Pharmaceuticals Holding Co. Ltd.	16,200	35,290
Sinopharm Group Co. Ltd.	7,600	31,660
Wuxi Biologics Cayman, Inc. (a)(c)	2,000	19,453
		197,503
Industrials (2.7%):
China Communications Construction Co. Ltd.	37,000	38,274
China Conch Venture Holdings Ltd.	9,000	32,218
China Railway Construction Corp. Ltd.	23,000	30,121
China Railway Group Ltd.	33,000	30,101
China State Construction Int	22,000	20,599
Crrc Corp. Ltd., Class H	41,000	38,651
Fosun International Ltd.	17,000	28,804
Jiangsu Expressway Co. Ltd.	28,000	39,594
Metallurgical Corp. of China Ltd.	135,000	39,900
Shanghai Electric Group Co. Ltd.	120,000	45,556
Sinotrans Ltd.	55,000	23,612
Weichai Power Co. Ltd.	19,000	30,353
Xinjiang Goldwind Science & Technology Co. Ltd. (b)	15,200	21,881
Zhuzhou CSR Times Electric Co. Ltd.	6,900	40,786
Zoomlion Heavy Industry Science And Technology Co.	80,600	39,942
		500,392
Information Technology (0.9%):
AAC Technologies Holdings, Inc.	3,000	17,752
China Railway Signal & Communication Corp. Ltd. (c)	39,000	30,853
Legend Holdings Corp. (c)	11,200	29,749
Lenovo Group Ltd.	24,000	21,586
Semiconductor Manufacturing International Corp. (a)	23,000	23,265
Sunny Optical Technology Group Co. Ltd.	1,400	16,720

Security Description	Shares	Value
TravelSky Technology Ltd.	11,000	$29,078
		169,003
Materials (1.4%):
Aluminum Corp. of China Ltd. (a)	60,000	22,090
Angang Steel Co. Ltd.	32,000	23,400
Anhui Conch Cement Co. Ltd.	5,000	30,543
China Hongqiao Group Ltd.	33,000	24,845
China Molybdenum Co. Ltd.	42,000	17,550
China National Building Material Co. Ltd.	32,000	25,234
Jiangxi Copper Co. Ltd.	33,000	43,805
Sinopec Shanghai Petrochemical Co. Ltd.	60,000	28,587
Zijin Mining Group Co. Ltd.	80,000	33,122
		249,176
Real Estate (1.1%):
China Vanke Co. Ltd.	6,700	28,167
Country Garden Holdings Co. Ltd.	16,000	24,990
Guangzhou R&f Properties Co. Ltd., Class H	13,200	28,553
Logan Property Holdings Co. Ltd.	18,000	29,810
Longfor Properties Co. Ltd.	9,500	33,463
Red Star Macalline Group Corp. Ltd., Class H (c)	30,600	29,588
Sunac China Holdings Ltd.	5,000	24,905
		199,476
Utilities (1.1%):
CGN Power Co. Ltd., Class D (c)	215,000	59,983
China Longyuan Power Group Corp. Ltd.	41,000	28,518
China Power International Development Ltd.	138,000	35,337
China Resources Gas Group Ltd.	6,000	28,281
ENN Energy Holdings Ltd.	2,400	23,206
Huadian Power International Corp., Ltd.	60,000	24,689
		200,014
		2,966,182
Colombia (0.8%):
Financials (0.3%):
Grupo de INV Suramericana	4,798	55,178

Materials (0.3%):
Grupo Argos SA	7,932	45,062

Utilities (0.2%):
Interconexion Electrica SA ESP	8,642	43,291
		143,531
Czech Republic (0.7%):
Financials (0.4%):
Komercni Banka AS	1,575	64,371

Utilities (0.3%):
CEZ AS	2,507	58,916
		123,287
Egypt (0.4%):
Financials (0.2%):
Commercial International Bank	10,821	42,677

Industrials (0.2%):
Elsewedy Electric Co.	27,644	24,876
		67,553
Hong Kong (3.5%):
Communication Services (0.2%):
China Mobile Ltd.	4,500	45,862

Security Description	Shares	Value
Consumer Discretionary (0.4%):
Bosideng International Holdings, Ltd.	98,000	$23,970
Geely Automobile Holdings Ltd.	9,000	17,198
Haier Electronics Group Co. Ltd.	8,000	23,237
		64,405
Consumer Staples (0.2%):
Hengan International Group Co. Ltd.	4,500	39,441

Energy (0.3%):
CNOOC Ltd.	17,000	31,836
Kunlun Energy Co. Ltd.	28,000	29,249
		61,085
Financials (0.4%):
BOC Hong Kong Holdings Ltd.	10,000	41,403
China Taiping Insurance Holdings Co. Ltd.	7,800	23,252
		64,655
Health Care (0.1%):
CSPC Pharmaceutical Group Ltd.	10,000	18,599

Industrials (0.5%):
China Everbright International Ltd.	32,000	32,531
China Merchants Holdings International	18,000	38,341
Sinotruk Hong Kong Ltd.	7,000	14,892
		85,764
Materials (0.1%):
China Resources Cement Holdings Ltd.	22,000	22,702

Real Estate (0.5%):
China Overseas Land & Investment Ltd., Class H	8,000	30,371
China Resources Land Ltd.	6,000	26,905
Franshion Properties China Ltd.	56,000	36,526
		93,802
Utilities (0.8%):
Beijing Enterprises Holdings Ltd.	6,500	36,848
Beijing Enterprises Water Group Ltd.	56,000	34,600
China Resources Power Holdings Co. Ltd.	20,000	30,065
Guangdong Investment Ltd.	24,000	46,351
		147,864
		644,179
Hungary (0.9%):
Communication Services (0.3%):
Magyar Telekom Telecommunications PLC	37,026	59,773

Energy (0.3%):
MOL Hungarian Oil & Gas PLC	4,028	46,137

Financials (0.3%):
OTP Bank Public Co. Ltd.	1,152	50,720
		156,630
India (11.2%):
Communication Services (0.5%):
Bharti Airtel Ltd.	5,997	28,839
Bharti Infratel Ltd.	7,475	33,821

Security Description	Shares	Value
Zee Entertainment Enterprises Ltd.	2,674	$17,198
		79,858
Consumer Discretionary (1.9%):
Aditya Birla Fashion and Retail Ltd. (a)	11,160	35,502
Apollo Tyres Ltd.	9,821	31,582
Bajaj Auto Ltd.	969	40,724
Eicher Motors Ltd.	91	26,994
Mahindra & Mahindra Ltd.	3,380	32,884
Motherson Sumi Systems Ltd.	9,642	20,838
Page Industries Ltd.	81	29,202
Rajesh Exports Ltd.	5,138	49,398
Titan Co. Ltd.	2,573	42,415
Whirlpool of India, Ltd.	1,651	36,113
		345,652
Consumer Staples (1.6%):
Britannia Industries Ltd.	900	40,090
Colgate-Palmolive (India) Ltd.	2,584	46,935
Dabur India Ltd.	5,217	30,789
Emami Ltd.	4,969	28,695
Godrej Consumer Products Ltd.	3,160	31,296
Marico Ltd.	8,237	41,222
Nestle India Ltd.	262	41,459
Tata Global Beverages Ltd.	12,491	36,778
		297,264
Energy (0.2%):
Reliance Industries Ltd.	1,953	38,437

Financials (0.6%):
Bajaj Finserv Ltd.	320	32,510
ICICI Bank Ltd.	6,863	39,681
Kotak Mahindra Bank Ltd.	2,020	38,917
		111,108
Health Care (1.4%):
Aurobindo Pharma Ltd.	2,771	31,373
Biocon Ltd.	3,482	30,692
Cadila Healthcare Ltd.	8,223	41,200
Cipla Ltd.	4,936	37,689
Dr. Reddy’s Laboratories Ltd.	932	37,408
Glenmark Pharmaceuticals Ltd.	4,117	38,467
Torrent Pharmaceuticals Ltd.	1,504	42,335
		259,164
Industrials (1.2%):
Adani Enterprises Ltd.	11,481	24,323
Adani Ports And Special Economic Zone	5,443	29,715
Amara Raja Batteries Ltd.	3,984	41,409
Godrej Industries Ltd.	4,780	37,016
Larsen & Toubro Ltd.	2,694	53,878
Voltas Ltd.	4,043	36,740
		223,081
Information Technology (1.4%):
HCL Technologies Ltd.	2,415	37,914
Infosys Ltd.	3,822	41,044
Mindtree Ltd.	2,018	27,516
Mphasis Ltd.	2,021	28,917
Tata Consultancy Services Ltd.	1,335	38,578
Tech Mahindra Ltd.	2,800	31,364

Security Description	Shares	Value
Wipro Ltd.	10,186	$37,469
		242,802
Materials (2.2%):
ACC Ltd.	1,769	42,555
Ambuja Cements Ltd.	11,249	38,213
Asian Paints Ltd.	1,945	41,914
Berger Paints India Ltd.	7,834	36,615
Castrol India Ltd.	16,784	40,320
JSW Steel Ltd.	8,197	34,679
Pidilite Industries Ltd.	2,113	38,017
Tata Steel Ltd.	4,801	36,111
Ultra Tech Cement Ltd.	627	36,193
UPL Ltd.	2,554	35,354
Vedanta Ltd.	9,320	24,818
		404,789
Utilities (0.2%):
Tata Power Co. Ltd.	26,511	28,246
		2,030,401
Indonesia (4.2%):
Communication Services (0.3%):
PT Surya Citra Media TBK	210,800	24,508
PT Telekomunikasi Indonesia Persero TBK	128,500	35,657
		60,165
Consumer Discretionary (0.3%):
PT ACE Hardware Indonesia TBK	216,000	27,009
PT Astra International TBK	67,000	34,477
		61,486
Consumer Staples (0.6%):
Japfa Comfeed Indonesia TBK PT	132,700	16,360
PT Charoen Pokphand Indonesia TBK	41,800	18,793
PT Gudang Garam TBK	6,200	36,238
PT Indofood Sukses Makmur TBK	64,200	28,751
		100,142
Energy (0.6%):
PT Adaro Energy TBK	254,600	24,056
PT Indo Tambangraya Megah TBK	17,000	28,572
PT United Tractors TBK	14,800	28,124
Tambang Batubara Bukit Asam TBK PT	92,900	27,410
		108,162
Financials (1.1%):
Bank Danamon Indonesia TBK PT	62,700	40,963
PT Bank Central Asia TBK	25,800	50,295
PT Bank Mandiri Persero TBK (a)	61,200	32,030
PT Bank Negara Indonesia Persero TBK (a)	55,700	36,781
PT Bank Rakyat Indonesia Persero TBK	139,200	40,288
		200,357
Health Care (0.2%):
PT Kalbe Farma TBK	286,300	30,571

Industrials (0.3%):
PT Jasa Marga Persero TBK	86,100	36,140
PT Waskita Karya Persero TBK	161,300	22,492
		58,632
Materials (0.7%):
Aneka Tambang TBK	277,200	17,234

Security Description	Shares	Value
Pabrik Kertas Tjiwi Kimia TBK PT	21,500	$16,652
PT Indah Kiat Pulp & Paper Corp. TBK	18,600	11,237
PT Indocement Tunggal Prakarsa TBK	16,600	25,539
PT Semen Indonesia Persero TBK	27,800	27,243
Vale Indonesia TBK PT (a)	77,400	18,432
		116,337
Utilities (0.1%):
PT Perusahaan Gas Negara Persero TBK	128,300	21,181
		757,033
Malaysia (7.1%):
Communication Services (0.1%):
Astro Malaysia Holdings BHD	52,000	19,500

Consumer Discretionary (0.1%):
UMW Holdings BHD	20,300	28,509

Consumer Staples (2.5%):
British American Tobacco Malaysia BHD	3,900	34,546
Fraser & Neave Holdings Berhad	5,000	42,696
Genting Plantations BHD	25,700	66,770
IOI Corp. Berhad	48,800	53,345
Kuala Lumpur Kepong Berhad	17,300	105,156
PPB Group Berhad	15,960	71,664
Ql Resources BHD	24,300	40,976
Sime Darby Plantation BHD	26,200	32,236
		447,389
Energy (0.2%):
Dialog Group Berhad	42,800	33,254

Financials (1.9%):
CIMB Group Holdings Berhad	33,300	42,033
Hong Leong Bank Berhad	20,000	99,510
Malayan Banking Berhad	38,000	86,338
Public Bank Berhad	21,400	121,477
		349,358
Health Care (0.4%):
Hartalega Holdings Berhad	31,000	35,179
Top Glove Corp.	31,000	35,103
		70,282
Industrials (1.1%):
HAP Seng Consolidated BHD	51,700	125,448
MISC BHD	21,600	35,418
Sime Darby BHD	63,300	34,598
		195,464
Materials (0.5%):
Petronas Chemicals Group Berhad	25,400	57,026
Press Metal Aluminium Holdings BHD	34,200	37,804
		94,830
Utilities (0.3%):
Petronas Gas Berhad	12,300	53,119
		1,291,705
Mexico (3.9%):
Communication Services (0.3%):
America Movil SAB de CV	48,517	34,700

Security Description	Shares	Value
Grupo Televisa Sab	13,015	$28,831
		63,531
Consumer Discretionary (0.2%):
Alsea SAB de CV	13,757	28,830

Consumer Staples (1.5%):
Arca Continental SAB de CV	7,893	43,978
Coca-Cola Femsa SAB de CV	7,550	49,918
Gruma SAB de CV, Class B	4,143	42,312
Grupo Bimbo Sab	17,607	36,817
Grupo Lala SAB de CV	27,063	35,170
Kimberly-Clark de Mexico SAB de CV, Series A	23,461	39,821
Wal-Mart de Mexico SAB de CV	12,972	34,705
		282,721
Financials (0.3%):
Grupo Financiero Banorte SAB de CV	4,340	23,603
Grupo Financiero Inbursa SAB de CV	21,152	29,308
		52,911
Industrials (1.1%):
ALFA Sab de CV	31,388	33,367
Grupo Aeroportuario del Centro Norte SAB de CV	4,658	26,325
Grupo Aeroportuario del Pacifico SAB de CV	3,539	31,424
Grupo Aeroportuario del Sureste SAB de CV	1,890	30,545
Grupo Carso SAB de CV	8,103	31,854
Promotora y Operadora de Infraestructura SAB de CV	4,113	40,864
		194,379
Materials (0.3%):
Grupo Mexico SAB de CV, Series B	12,518	34,419
Mexichem SA de CV	11,252	26,908
		61,327
Utilities (0.2%):
Infraestructura Energetica, Class N	7,836	31,499
		715,198
Morocco (0.3%):
Financials (0.3%):
Attijariwafa Bank	1,374	60,407

Philippines (3.3%):
Communication Services (0.1%):
Globe Telecom, Inc.	790	29,162

Consumer Discretionary (0.3%):
Bloomberry Resorts Corp.	103,600	23,680
Jollibee Foods Corp.	5,980	36,108
		59,788
Consumer Staples (0.4%):
Puregold Price Club, Inc.	40,500	37,106
Universal Robina Corp.	10,410	30,139
		67,245
Financials (1.0%):
Ayala Corp.	2,135	38,227
Bank of the Philippine Islands	21,966	35,229
BDO Unibank, Inc.	12,510	31,883
Metro Pacific Investments Co.	369,300	34,116
Metropolitan Bank & Trust Co.	24,290	36,967
		176,422

Security Description	Shares	Value
Industrials (0.9%):
Aboitiz Equity Ventures, Inc.	19,160	$21,514
Alliance Global Group, Inc.	117,700	36,229
International Container Terminal Services, Inc.	18,640	46,405
JG Summit Holdings, Inc.	19,780	23,924
SM Investments Corp.	1,907	33,927
		161,999
Real Estate (0.4%):
Ayala Land, Inc.	40,500	34,637
SM Prime Holdings, Inc.	45,000	34,200
		68,837
Utilities (0.2%):
Manila Electric Co.	5,250	38,000
		601,453
Poland (2.0%):
Communication Services (0.3%):
Cd Projekt SA (a)	374	19,490
Cyfrowy Polsat SA (a)	5,827	38,989
		58,479
Consumer Staples (0.2%):
Dino Polska SA (a)(c)	937	29,541

Energy (0.5%):
Grupa Lotos SA	1,495	32,487
Polski Koncern Naftowy Orlen SA	1,176	29,919
Polskie Gornictwo Naftowe i Gazownictwo SA	18,648	30,392
		92,798
Financials (0.8%):
Bank Pekao SA	1,302	37,317
Bank Zachodni WBK SA	360	35,739
Powszechna Kasa Oszczednosci Bank Polski SA	3,744	37,636
Powszechny Zaklad Ubezpieczen na Zycie SA	3,883	40,976
		151,668
Materials (0.2%):
Jastrzebska Spolka Weglowa SA	1,724	27,402
		359,888
Russian Federation (2.5%):
Communication Services (0.5%):
Rostelecom PJSC	80,830	89,348

Consumer Staples (0.3%):
Magnit PJSC	742	41,173
X5 Retail Group NV, Registered Shares, GDR	1,003	24,995
		66,168
Energy (0.2%):
Tatneft PAO	3,180	36,601

Materials (1.0%):
ALROSA AO	30,800	43,394
MMC Norilsk Nickel PJSC	251	52,498
Phosagro OAO-GDR, Registered Shares	3,173	39,758
Severstal PJSC	3,130	49,051
		184,701

Security Description	Shares	Value
Utilities (0.5%):
Federal Grid Co. Unified Energy System PJSC	17,440,000	$43,628
Inter RAO UES PJSC	746,000	42,499
		86,127
		462,945
Singapore (0.2%):
Industrials (0.2%):
BOC Aviation, Ltd. (c)	4,200	34,270

South Africa (6.0%):
Communication Services (0.5%):
Naspers Ltd.	109	25,179
Telkom SA SOC Ltd.	6,545	33,086
Vodacom Group Ltd.	4,019	31,046
		89,311
Consumer Discretionary (0.8%):
Mr. Price Group Ltd.	1,553	20,404
The Foschini Group Ltd.	2,416	27,301
Truworths International Ltd.	5,072	24,398
Tsogo Sun Holdings, Ltd.	24,959	33,412
Woolworths Holdings Ltd.	9,748	31,410
		136,925
Consumer Staples (1.3%):
Avi Ltd.	4,762	29,807
Bid Corp. Ltd.	1,853	38,280
Clicks Group Ltd.	2,243	28,644
Pick n Pay Stores Ltd.	7,987	36,771
Shoprite Holdings Ltd.	2,179	23,959
The SPAR Group Ltd.	2,549	33,907
Tiger Brands Ltd.	1,975	36,283
		227,651
Financials (1.8%):
Absa Group Ltd.	2,556	26,951
Capitec Bank Holdings Ltd.	492	46,045
Discovery Ltd.	3,630	34,426
FirstRand Ltd.	6,826	29,793
Investec Ltd.	5,418	31,678
Nedbank Group Ltd.	1,691	29,452
Remgro Ltd.	2,788	35,807
RMB Holdings Ltd.	5,983	31,514
Sanlam Ltd.	6,120	31,294
Standard Bank Group Ltd.	2,576	33,078
		330,038
Health Care (0.2%):
Aspen Pharmacare Holdings Ltd.	2,027	13,065
Life Healthcare Group Holdings Ltd.	16,681	31,038
		44,103
Industrials (0.3%):
Barloword Ltd.	3,732	32,857
The Bidvest Group Ltd.	2,307	30,947
		63,804
Materials (1.1%):
African Rainbow Minerals Ltd.	2,248	26,446
Anglo American Platinum Ltd.	530	27,048
AngloGold Ashanti, Ltd.	1,775	23,575
Assore Ltd.	896	23,231

Security Description	Shares	Value
Mondi Ltd.	1,611	$35,602
Sappi Ltd.	6,413	29,631
Sasol Ltd.	992	30,947
		196,480
		1,088,312
Taiwan (16.7%):
Communication Services (1.4%):
Chunghwa Telecom Co. Ltd.	20,000	71,062
Far EasTone Telecommunications Co. Ltd.	28,000	67,506
Taiwan Mobile Co. Ltd.	32,000	115,777
		254,345
Consumer Discretionary (1.6%):
Cheng Shin Rubber Industry Co. Ltd.	29,000	39,475
Eclat Textile Co. Ltd.	3,000	40,398
Feng TAY Enterprise Co. Ltd.	4,000	28,295
Formosa Taffeta Co. Ltd.	36,000	42,988
Giant Manufacturing Co. Ltd.	5,000	35,693
Hotai Motor Co. Ltd.	3,000	36,748
Nien Made Enterprise Co. Ltd.	2,000	17,620
Pou Chen Corp.	33,000	40,209
		281,426
Consumer Staples (0.4%):
President Chain Store Corp.	4,000	39,392
Uni-President Enterprises Corp.	17,000	41,262
		80,654
Financials (4.6%):
Cathay Financial Holding Co. Ltd.	43,000	62,718
Chang Hwa Commercial Bank Ltd.	112,035	67,073
CTBC Financial Holding Co. Ltd.	77,800	51,626
E.Sun Financial Holding Co. Ltd.	98,013	75,534
First Financial Holding Co. Ltd.	149,040	102,042
Fubon Financial Holding Co. Ltd.	45,000	67,169
Hua Nan Financial Holdings Co. Ltd.	156,606	98,584
Mega Financial Holding Co. Ltd.	81,000	73,725
Taishin Financial Holding Co. Ltd.	175,650	80,079
Taiwan Cooperative Financial Holding Co. Ltd.	149,472	94,578
Yuanta Financial Holding Co. Ltd.	97,000	55,239
		828,367
Industrials (1.3%):
AirTac International Group	1,000	12,947
China Airlines Ltd.	135,000	43,192
Eva Airways Corp.	105,000	51,447
Far Eastern New Century Corp.	34,000	33,594
Hiwin Technologies Corp.	2,060	17,380
Taiwan High Speed Rail Corp.	37,000	43,222
Walsin Lihwa Corp.	45,000	25,772
		227,554
Information Technology (5.7%):
Accton Technology Corp.	6,000	24,239
Acer, Inc.	43,000	27,557
Advantech Co. Ltd.	5,000	41,534
ASE Technology Holding Co. Ltd.	16,000	35,045
Asustek Computer, Inc.	5,000	36,180
AU Optronics Corp.	97,000	35,724
Catcher Technology Co. Ltd.	3,000	23,071

Security Description	Shares	Value
Chroma ATE, Inc.	4,000	$19,015
Compal Electronics, Inc.	106,000	65,867
Delta Electronics, Inc.	7,000	36,115
Foxconn Technology Co. Ltd.	21,100	42,107
Hon Hai Precision Industry Co. Ltd.	15,400	36,729
Inventec Corp.	43,000	32,720
Lite-On Technology Corp.	28,000	40,749
MediaTek, Inc.	3,000	27,500
Micro-Star International Co. Ltd.	9,000	25,261
Nanya Technology Corp.	10,000	19,923
Novatek Microelectronics Corp.	4,000	25,699
Pegatron Corp.	18,000	31,131
Powertech Technology, Inc.	14,000	33,072
Quanta Computer, Inc.	32,000	60,017
Realtek Semiconductor Corp.	4,000	23,623
Synnex Technology International Corp.	34,000	40,820
Taiwan Semiconductor Manufacturing Co. Ltd.	5,000	39,831
United Microelectronics Corp.	86,000	32,510
Walsin Technology Corp.	2,000	12,979
Winbond Electronics Corp.	44,000	21,059
Wistron Corp.	54,000	41,528
WPG Holdings Ltd.	53,000	69,135
Yageo Corp.	1,198	12,556
Zhen Ding Technology Holding Ltd.	9,000	27,948
		1,041,244
Materials (1.7%):
Asia Cement Corp.	26,000	33,831
China Steel Corp.	88,000	72,243
Formosa Chemicals & Fibre	11,000	39,977
Formosa Plastics Corp.	13,000	46,191
Nan Ya Plastics Corp.	22,000	56,324
TA Chen Stainless Pipe	17,000	25,071
Taiwan Cement Corp.	29,800	39,887
		313,524
		3,027,114
Thailand (8.5%):
Communication Services (0.8%):
Advanced Info Service Public Co. Ltd.	8,800	51,028
Intouch Holdings Public Co. Ltd.	25,600	46,390
Vgi Global Media PCL	155,500	44,350
		141,768
Consumer Discretionary (1.1%):
Central Plaza Hotel PCL	26,500	36,537
Home Product Center Public Co. Ltd.	105,600	50,917
Minor International Public Co. Ltd.	36,900	45,353
Robinson PCL	19,500	36,104
Siam Global House PCL	57,940	31,589
		200,500
Consumer Staples (1.1%):
Berli Jucker PCL	23,700	36,971
Carabao Group PCL	10,100	17,268
Charoen Pokphand Foods Public Co. Ltd.	68,500	55,048
CP ALL Public Co. Ltd.	20,400	48,057
Thai Union Group Public Co. Ltd.	69,100	42,029
		199,373

Security Description	Shares	Value
Energy (0.4%):
PTT Exploration & Production PCL	8,100	$32,036
PTT PCL	26,400	39,936
		71,972
Financials (1.2%):
Bangkok Bank Public Co. Ltd.	9,000	58,712
Kasikornbank Public Co. Ltd.	8,100	47,863
Krung Thai Bank Public Co. Ltd.	100,500	60,810
The Siam Commercial Bank Public Co. Ltd.	11,200	46,591
		213,976
Health Care (0.5%):
Bangkok Dusit Medical Services Public Co. Ltd.	56,100	43,846
Bumrungrad Hospital Public Co. Ltd.	7,500	42,426
		86,272
Industrials (0.9%):
Airports of Thailand PCL	23,900	51,218
Bangkok Expressway & Metro PCL	120,600	38,387
Bts Group Holdings PCL	199,900	69,297
		158,902
Materials (0.8%):
Indorama Ventures Public Co. Ltd.	18,700	29,319
PTT Global Chemical Public Co. Ltd.	17,400	36,877
The Siam Cement Public Co. Ltd.	3,650	55,444
TOA Paint Thailand PCL	34,900	35,470
		157,110
Real Estate (0.2%):
Central Pattana Public Co. Ltd.	18,800	43,399

Utilities (1.5%):
B Grimm Power PCL	44,700	44,022
Banpu Power PCL	77,200	55,227
Energy Absolute Public Co. Ltd.	18,000	27,229
Global Power Synergy PCL	14,700	26,290
Ratchaburi Electricity Generating Holdings Public Co. Ltd.	42,700	78,722
TPI Polene Power PCL	249,200	47,906
		279,396
		1,552,668
Turkey (1.8%):
Communication Services (0.1%):
Turkcell Iletisim Hizmetleri AS	10,989	23,871

Consumer Discretionary (0.4%):
Arcelik AS (a)	7,460	22,653
Ford Otomotiv Sanayi AS	2,306	20,211
Tofas Turk Otomobil Fabrikasi AS	5,656	17,388
		60,252
Consumer Staples (0.2%):
BIM Birlesik Magazalar AS	2,361	32,326

Energy (0.1%):
Tupras Turkiye Petrol Rafinerileri AS	1,063	23,837

Financials (0.2%):
Akbank TAS (a)	17,363	19,717
Turkiye Garanti Bankasi AS	13,626	20,419
		40,136
Industrials (0.7%):
Aselsan Elektronik Sanayi ve Ticaret AS	7,152	27,346

Security Description	Shares	Value
Enka Insaat ve Sanayi AS	1	$—	(d)
KOC Holding AS	10,640	30,761
TAV Havalimanlari Holding AS	4,512	18,922
Tekfen Holding AS	5,099	20,651
Turkiye Sise ve Cam Fabrikalari AS	19,888	20,833
		118,513
Materials (0.1%):
Eregli Demir ve Celik Fabrikalari TAS	14,434	23,652
		322,587
Total Common Stocks (Cost $17,056,213)		18,090,948

Rights (0.0%)(e)
China (0.0%):(e)
Industrials (0.0%):(e)
Xinjiang Goldwind Science & Technology Co. Ltd. Expires 04/24/19 @HKD $8.21 (a)(f)	2,888	1,137
Total Rights (Cost $—)		1,137

Collateral for Securities Loaned^ (0.4%)
United States (0.4%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51% (g)	9,613	9,613
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50% (g)	386	386
Fidelity Investments Money Market Government Portfolio, Class I, 2.35% (g)	17,334	17,334
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57% (g)	5,383	5,383
JPMorgan Prime Money Market Fund, Capital Class, 2.52% (g)	14,418	14,418
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53% (g)	12,496	12,496
Total Collateral for Securities Loaned (Cost $59,630)		59,630
Total Investments (Cost $17,115,843) — 99.9%		18,151,715
Other assets in excess of liabilities — 0.1%		22,769
NET ASSETS - 100.00%		$18,174,484

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2019, the fair value of these securities was $516,608 and amounted to 2.8% of net assets.

(d)	Rounds to less than $1.
(e)	Amount represents less than 0.05% of net assets.
(f)

The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of March 31, 2019, illiquid securities were less than 0.05% of the Fund’s net assets.

(g)	Rate disclosed is the daily yield on March 31, 2019.

GDR—Global Depository Receipt

OAO—Russian Open Joint Stock Corporations

PCL—Public Company Limited

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	2	6/21/19	$103,878	$105,740	$1,862
	Total unrealized appreciation				$1,862
	Total unrealized depreciation				—
	Total net unrealized appreciation				$1,862

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Large Cap High Div Volatility Wtd ETF	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)

Communication Services (4.1%):
AT&T, Inc.	100,843	$3,162,436
Omnicom Group, Inc.	43,366	3,165,284
Verizon Communications, Inc.	66,359	3,923,808
Viacom, Inc., Class B	85,679	2,405,010
		12,656,538
Consumer Discretionary (7.2%):
General Motors Co.	60,564	2,246,924
Hanesbrands, Inc.	90,549	1,619,016
Harley-Davidson, Inc.(a)	70,228	2,504,331
Kohl’s Corp.	30,871	2,122,999
Leggett & Platt, Inc.	54,924	2,318,891
Macy’s, Inc.	70,135	1,685,344
Nordstrom, Inc.	43,427	1,927,290
Tapestry, Inc.	58,014	1,884,875
Target Corp.	35,099	2,817,046
The Gap, Inc.	97,716	2,558,205
		21,684,921
Consumer Staples (12.2%):
Altria Group, Inc.	52,005	2,986,647
Archer-Daniels-Midland Co.	88,404	3,812,864
Conagra Brands, Inc.	84,897	2,355,043
General Mills, Inc.	62,170	3,217,298
Keurig Dr Pepper, Inc.(a)	118,560	3,316,123
Kimberly-Clark Corp.	26,604	3,296,236
PepsiCo, Inc.	34,958	4,284,103
Philip Morris International, Inc.	32,574	2,879,216
The Coca-Cola Co.	85,088	3,987,224
The J.M. Smucker Co.	28,122	3,276,213
The Procter & Gamble Co.	34,674	3,607,829
		37,018,796
Energy (7.2%):
Chevron Corp.	26,654	3,283,240
Exxon Mobil Corp.	43,814	3,540,172
Marathon Petroleum Corp.	36,806	2,202,839
Occidental Petroleum Corp.	41,032	2,716,318
ONEOK, Inc.	42,975	3,001,374
Phillips 66	26,142	2,487,934
Schlumberger Ltd.	57,826	2,519,479
Valero Energy Corp.	27,115	2,300,165
		22,051,521
Financials (20.3%):
Ameriprise Financial, Inc.	17,559	2,249,308
BB&T Corp.	71,467	3,325,360
BlackRock, Inc., Class A	6,349	2,713,372
Citizens Financial Group, Inc.	79,321	2,577,933
First American Financial Corp.	56,435	2,906,403
FNF Group	88,576	3,237,452
Franklin Resources, Inc.	87,319	2,893,751
Huntington Bancshares, Inc.	214,155	2,715,485
Invesco Ltd.	132,409	2,556,818
KeyCorp	153,158	2,412,239
MetLife, Inc.	64,939	2,764,453
Morgan Stanley	63,306	2,671,513

Security Description	Shares	Value
New York Community Bancorp, Inc.	233,165	$2,697,719
People’s United Financial, Inc.	195,052	3,206,655
Principal Financial Group, Inc.	50,177	2,518,384
Prudential Financial, Inc.	30,628	2,814,101
Regions Financial Corp.	171,427	2,425,692
Santander Consumer USA Holdings, Inc.	134,971	2,851,937
T. Rowe Price Group, Inc.	26,763	2,679,512
The PNC Financial Services Group, Inc.	26,060	3,196,520
The Progressive Corp.	38,125	2,748,431
Wells Fargo & Co.	69,966	3,380,756
		61,543,794
Health Care (2.6%):
Amgen, Inc.	15,925	3,025,431
Bristol-Myers Squibb Co.	43,947	2,096,711
Gilead Sciences, Inc.	43,666	2,838,727
		7,960,869
Industrials (8.6%):
Cummins, Inc.	19,607	3,095,357
Delta Air Lines, Inc.	50,284	2,597,169
Eaton Corp. PLC, ADR	39,841	3,209,591
Emerson Electric Co.	44,660	3,057,871
Hubbell, Inc.	21,085	2,487,608
Johnson Controls International PLC	85,825	3,170,376
KAR Auction Services, Inc.	54,267	2,784,440
Lockheed Martin Corp.	9,906	2,973,385
United Parcel Service, Inc., Class B	25,847	2,888,144
		26,263,941
Information Technology (7.9%):
Broadcom, Inc.	7,590	2,282,389
Cypress Semiconductor Corp.	125,415	1,871,192
HP, Inc.	104,094	2,022,546
International Business Machines Corp.	19,365	2,732,402
Maxim Integrated Products, Inc.	41,613	2,212,563
Paychex, Inc.	49,451	3,965,970
Seagate Technology PLC	41,356	1,980,539
The Western Union Co.	237,709	4,390,485
Xerox Corp.	67,954	2,173,169
		23,631,255
Materials (6.9%):
CF Industries Holdings, Inc.	44,386	1,814,500
DowDuPont, Inc.	44,161	2,354,223
Eastman Chemical Co.	32,778	2,487,194
International Paper Co.	51,396	2,378,093
Lyondellbasell Industries NV, Class A	34,365	2,889,409
Packaging Corp. of America	24,298	2,414,735
Sonoco Products Co.	68,614	4,221,819
WestRock Co.	58,696	2,250,992
		20,810,965
Utilities (22.3%):
AES Corp.	174,329	3,151,868
Alliant Energy Corp.	91,357	4,305,655
American Electric Power Co., Inc.	54,489	4,563,454
Consolidated Edison, Inc.	46,814	3,970,295
Dominion Resources, Inc.	56,743	4,349,918

Security Description	Shares	Value
DTE Energy Co.	33,970	$4,237,418
Duke Energy Corp.	49,458	4,451,220
Evergy, Inc.	76,944	4,466,599
Eversource Energy	63,557	4,509,369
Exelon Corp.	92,957	4,659,934
OGE Energy Corp.	99,143	4,275,046
Pinnacle West Capital Corp.	43,691	4,175,986
PPL Corp.	108,699	3,450,106
Public Service Enterprise Group, Inc.	69,495	4,128,698
WEC Energy Group, Inc.	55,995	4,428,085
Xcel Energy, Inc.	78,199	4,395,566
		67,519,217
Total Common Stocks (Cost $291,867,664)		301,141,817

Collateral for Securities Loaned^ (0.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(b)	76,720	76,720
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(b)	3,079	3,079
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(b)	138,345	138,345
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(b)	42,962	42,962
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(b)	115,073	115,073
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(b)	99,732	99,732
Total Collateral for Securities Loaned (Cost $475,911)		475,911
Total Investments (Cost $292,343,575) — 99.5%		301,617,728
Other assets in excess of liabilities — 0.5%		1,655,978
NET ASSETS - 100.00%		$303,273,706

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	11	6/21/19	$1,543,322	$1,560,790	$17,468
	Total unrealized appreciation				$17,468
	Total unrealized depreciation				—
	Total net unrealized appreciation				$17,468

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap High Div Volatility Wtd ETF	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)

Communication Services (3.4%):
Cogent Communications Holdings, Inc.	15,758	$854,872
TEGNA, Inc.	52,934	746,369
Wiley (John) & Sons, Class A	14,362	635,088
		2,236,329
Consumer Discretionary (15.6%):
Acushnet Holdings Corp.	33,431	773,594
Bed Bath & Beyond, Inc.(a)	23,314	396,105
Brinker International, Inc.	12,065	535,445
Dana Holding Corp.	23,086	409,546
Dineequity, Inc.	4,960	452,798
Ethan Allen Interiors, Inc.	34,926	668,134
Haverty Furniture Cos., Inc.	31,950	699,065
Hooker Furniture Corp.	17,414	502,046
Jack in the Box, Inc.	10,259	831,595
LCI Industries	6,360	488,575
MDC Holdings, Inc.	23,122	671,926
PetMed Express, Inc.(a)	22,537	513,393
Sturm Ruger & Co.	14,213	753,573
Tenneco, Inc.	15,224	337,364
The Buckle, Inc.	24,886	465,866
The Cheesecake Factory, Inc.	17,692	865,492
The Children’s Place, Inc.	5,263	511,985
Tupperware Brands Corp.	12,790	327,168
		10,203,670
Consumer Staples (6.9%):
B&G Foods, Inc.(a)	26,836	655,335
Ingles Markets, Inc., Class A	18,968	523,896
John B. Sanfilippo & Son, Inc.	10,456	751,473
Natural Health Trends Corp.	32,987	427,512
Universal Corp.	14,647	844,107
Vector Group Ltd.	60,933	657,467
Weis Markets, Inc.	16,652	679,568
		4,539,358
Energy (3.3%):
Core Laboratories N.V.	8,693	599,208
Evolution Petroleum Corp.	64,676	436,563
Falcon Minerals Corp.	67,917	600,386
RPC, Inc.(a)	45,439	518,459
		2,154,616
Financials (23.4%):
Artisan Partners Asset Management, Class A	29,236	735,870
Berkshire Hills Bancorp, Inc.	25,122	684,323
Boston Private Financial Holdings, Inc.	66,083	724,270
Cohen & Steers, Inc.	20,533	867,931
Columbia Banking System, Inc.	21,943	717,317
Federated Investors, Inc., Class B	26,914	788,849
First Busey Corp.	36,415	888,526
First Financial Bancorp	26,982	649,187
Hope Bancorp, Inc.	57,095	746,803
James River Group Holdings Ltd.	21,396	857,552
Moelis & Co., Class A	12,158	505,894
Navient Corp.	49,446	572,090
Northwest Bancshares, Inc.	58,378	990,674

Security Description	Shares	Value
Park National Corp.	7,832	$742,082
Provident Financial Services, Inc.	31,676	820,092
Safety Insurance Group, Inc.	11,524	1,004,201
Sandy Spring BanCorp	25,471	796,733
Southside Bancshares, Inc.	23,493	780,672
Waddell & Reed Financial, Inc., Class A(a)	39,676	685,998
Washington Trust BanCorp, Inc.	18,462	888,946
		15,448,010
Health Care (1.0%):
Meridian Bioscience, Inc.	38,074	670,483

Industrials (22.2%):
ABM Industries, Inc.	15,896	577,820
Acco Brands Corp.	55,290	473,282
Aircastle Ltd.	41,620	842,389
Allegiant Travel Co.	4,191	542,609
Applied Industrial Technologies, Inc.	12,487	742,602
Argan, Inc.	10,858	542,357
Ennis, Inc.	40,306	836,753
GATX Corp.	9,443	721,162
H&E Equipment Services, Inc.	12,940	324,923
Healthcare Services Group	18,061	595,832
Herman Miller, Inc.	21,574	758,973
HNI Corp.	17,150	622,374
Kimball International, Inc., Class B	48,719	688,887
Knoll, Inc.	39,459	746,170
Matson, Inc.	16,149	582,817
Matthews International Corp., Class A	14,184	524,099
McGrath RentCorp	10,604	599,868
National Presto Industries, Inc.(a)	6,553	711,328
Pitney Bowes, Inc.	59,559	409,170
Resources Connection, Inc.	32,174	532,158
Steelcase, Inc., Class A	34,611	503,590
Systemax, Inc.	16,198	366,723
The Greenbrier Cos., Inc.	13,437	433,075
Triton International, Ltd./Ber	17,669	549,506
Wabash National Corp.	31,302	424,142
		14,652,609
Information Technology (6.6%):
American Software, Inc.	44,182	527,975
CSG Systems International, Inc.	17,002	719,185
InterDigital, Inc.	14,044	926,623
ManTech International Corp., Class A	13,060	705,501
MTS Systems Corp.	15,231	829,480
NIC, Inc.	35,404	605,054
		4,313,818
Materials (9.6%):
Commercial Metals Co.	34,620	591,310
Greif, Inc., Class A	13,075	539,344
Innophos Holdings, Inc.	16,966	511,355
Kaiser Aluminum Corp.	5,939	621,991
Kronos Worldwide, Inc.	28,990	406,440
PolyOne Corp.	20,352	596,517
Rayonier Advanced Materials, Inc.(a)	32,307	438,083
Schnitzer Steel Industries, Inc.	23,062	553,488
Schweitzer-Mauduit International, Inc.	15,481	599,424

Security Description	Shares	Value
Sensient Technologies Corp.	11,580	$785,008
Worthington Industries, Inc.	17,751	662,467
		6,305,427
Real Estate (1.8%):
Four Corners Property Trust, Inc.	39,242	1,161,563

Utilities (5.5%):
MGE Energy, Inc.	13,700	931,189
Otter Tail Corp.	18,759	934,573
SJW Corp.	13,503	833,675
Unitil Corp.	16,954	918,398
		3,617,835
Total Common Stocks (Cost $67,605,184)		65,303,718

Rights (0.0%)(b)
Materials (0.0%):(b)
Schulman, Inc. (c)(d)(f)	7,093	14,186
Total Right (Cost $14,186)		14,186

Collateral for Securities Loaned^ (3.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(e)	377,496	377,496
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(e)	15,151	15,151
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(e)	680,717	680,717
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(e)	211,389	211,389
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(e)	566,207	566,207
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(e)	490,725	490,725
Total Collateral for Securities Loaned (Cost $2,341,685)		2,341,685
Total Investments (Cost $69,961,055) — 102.9%		67,659,589
Liabilities in excess of other assets — (2.9)%		(1,921,624)
NET ASSETS - 100.00%		$65,737,965

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Amount represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)

The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of March 31, 2019, illiquid securities were less than 0.05% of the Fund’s net assets.

(e)	Rate disclosed is the daily yield on March 31, 2019.
(f)

No explicit date, expiration is subject to contingencies. Rights entitle the Fund to cash based on approval and completion of the merger agreement between LyondellBasell Industries N.V. and A. Schulman.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	5	6/21/19	$381,655	$385,950	$4,295
	Total unrealized appreciation				$4,295
	Total unrealized depreciation				—
	Total net unrealized appreciation				$4,295

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International High Div Volatility Wtd ETF	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)

Australia (11.7%):
Communication Services (1.0%):
Telstra Corp. Ltd.	170,598	$402,077

Consumer Staples (1.1%):
Wesfarmers Ltd.	18,091	445,003

Energy (0.9%):
Woodside Petroleum Ltd.	16,073	395,021

Financials (4.2%):
Australia & New Zealand Banking Group Ltd.	20,284	374,822
Commonwealth Bank of Australia	9,220	462,358
National Australia Bank Ltd.	30,477	546,732
Westpac Banking Corp.	22,135	407,297
		1,791,209
Materials (3.3%):
BHP Billiton Ltd.	15,012	410,188
BHP Group PLC	13,034	313,761
Fortescue Metals Group Ltd.	55,391	279,580
RIO Tinto Ltd.	5,655	393,058
		1,396,587
Utilities (1.2%):
AGL Energy Ltd.	31,533	487,327
		4,917,224
Belgium (1.0%):
Communication Services (1.0%):
Proximus SADP	14,501	418,157

Canada (14.9%):
Communication Services (3.7%):
BCE, Inc.	15,804	701,848
TELUS Corp.	22,644	838,177
		1,540,025
Energy (2.4%):
Pembina Pipeline Corp.	14,135	519,299
TransCanada Corp.	11,430	513,418
		1,032,717
Financials (5.9%):
Great-West Lifeco, Inc.	22,948	555,753
Power Corp. of Canada	27,478	640,783
Power Financial Corp. (a)	27,778	649,026
The Bank of Nova Scotia	12,088	643,572
		2,489,134
Utilities (2.9%):
Emera, Inc.	17,267	645,736
Hydro One Ltd. (b)	37,800	587,283
		1,233,019
		6,294,895
Denmark (0.5%):
Financials (0.5%):
Danske Bank A/S	12,980	227,829

Finland (3.7%):
Financials (2.1%):
Nordea Bank AB (a)	46,873	356,764

Security Description	Shares	Value
Sampo Oyj, Class A	12,065	$546,834
		903,598
Materials (0.8%):
UPM-Kymmene Oyj	10,846	316,288

Utilities (0.8%):
Fortum Oyj	16,126	329,726
		1,549,612
France (11.1%):
Communication Services (2.3%):
Orange SA	41,399	673,283
Publicis Groupe SA	5,453	291,922
		965,205
Consumer Discretionary (0.8%):
Renault SA	4,903	323,960

Energy (1.0%):
Total SA	8,067	448,056

Financials (3.0%):
BNP Paribas SA	7,100	339,320
Credit Agricole SA	26,768	323,349
Natixis SA	54,012	289,027
Societe Generale SA	10,957	316,760
		1,268,456
Health Care (1.2%):
Sanofi	5,868	518,233

Industrials (0.7%):
Bouygues	7,899	282,177

Utilities (2.1%):
Gdf Suez	27,559	410,489
Veolia Environnement SA	21,007	469,581
		880,070
		4,686,157
Germany (4.9%):
Consumer Discretionary (1.7%):
Bayerische Motoren Werke AG	4,991	384,858
Daimler AG, Registered Shares	5,580	327,009
		711,867
Industrials (1.0%):
Deutsche Post AG	13,466	438,002

Materials (2.2%):
BASF SE	5,037	370,213
Covestro AG (b)	3,718	204,419
Evonik Industries AG	13,045	355,249
		929,881
		2,079,750
Hong Kong (2.4%):
Industrials (0.7%):
NWS Holdings Ltd.	132,000	288,561

Utilities (1.7%):
Power Assets Holdings Ltd.	103,000	714,467
		1,003,028

Security Description	Shares	Value
Ireland (0.6%):
Communication Services (0.6%):
WPP PLC	24,998	$263,935

Italy (6.9%):
Energy (2.3%):
Eni SpA	27,636	488,321
Snam SpA	96,609	496,167
		984,488
Financials (2.1%):
Assicurazioni Generali SpA	33,520	620,337
Intesa Sanpaolo SpA	112,580	274,133
		894,470
Industrials (1.1%):
Atlantia SpA	17,215	445,831

Utilities (1.4%):
Enel SpA	90,679	580,131
		2,904,920
Japan (9.1%):
Consumer Discretionary (2.3%):
Nissan Motor Co. Ltd.	54,600	447,502
Sekisui House Ltd.	32,100	530,703
		978,205
Consumer Staples (1.1%):
Japan Tobacco, Inc.	19,100	473,148

Industrials (2.5%):
Marubeni Corp.	41,400	285,814
Mitsui & Co. Ltd.	23,800	369,103
Sumitomo Corp.	27,400	378,570
		1,033,487
Information Technology (1.7%):
Canon, Inc.	16,300	472,628
Tokyo Electron Ltd.	1,700	245,465
		718,093
Materials (1.5%):
JFE Holdings, Inc.	18,100	306,839
Mitsubishi Chem Holdings	44,400	312,295
		619,134
		3,822,067
Korea, Republic Of (0.7%):
Energy (0.7%):
SK Innovation Co. Ltd.	1,924	304,280

Macau (0.5%):
Consumer Discretionary (0.5%):
Sands China Ltd.	44,400	223,140

Netherlands (2.4%):
Communication Services (1.0%):
Koninklijke KPN NV	127,577	404,375

Financials (0.7%):
ING Groep NV	25,561	309,170

Security Description	Shares	Value
Industrials (0.7%):
Randstad Holding NV (a)	5,813	$283,420
		996,965
Norway (2.5%):
Communication Services (1.2%):
Telenor ASA	24,360	487,935

Consumer Staples (0.8%):
Marine Harvest ASA	15,281	341,173

Energy (0.5%):
Aker BP ASA	6,286	223,823
		1,052,931
Portugal (0.8%):
Consumer Staples (0.8%):
Jeronimo Martins SGPS SA	23,677	349,215

Russian Federation (0.6%):
Materials (0.6%):
Evraz PLC	28,990	234,206

Singapore (1.6%):
Communication Services (1.6%):
Singapore Telecommunications Ltd.	294,300	655,979

Spain (3.3%):
Communication Services (1.1%):
Telefonica SA	53,949	451,945

Energy (1.0%):
Repsol SA	23,715	405,898

Utilities (1.2%):
Endesa SA	20,327	518,446
		1,376,289
Sweden (3.3%):
Communication Services (1.3%):
TeliaSonera AB	120,266	542,759

Consumer Discretionary (0.6%):
Hennes & Mauritz AB, B Shares	15,311	255,309

Financials (1.4%):
Skandinaviska Enskilda Banken AB, Class A (a)	40,733	352,668
Swedbank AB, A Shares (a)	16,371	231,333
		584,001
		1,382,069
Switzerland (4.3%):
Communication Services (1.4%):
Swisscom AG (a)	1,202	588,020

Financials (1.4%):
Zurich Insurance Group AG	1,749	579,076

Industrials (0.9%):
Kuehne + Nagel International AG	2,851	391,207

Materials (0.6%):
Glencore PLC	65,448	270,978
		1,829,281

Security Description	Shares	Value
United Kingdom (11.3%):
Consumer Discretionary (1.2%):
Barratt Developments PLC	33,825	$263,930
Persimmon PLC	9,303	262,882
		526,812
Consumer Staples (1.6%):
British American Tobacco PLC	7,475	310,902
Imperial Tobacco Group PLC	10,606	362,474
		673,376
Energy (1.9%):
BP PLC	51,501	374,556
Royal Dutch Shell PLC, Class A	13,253	416,524
		791,080
Financials (3.0%):
Aviva PLC	77,477	416,073
HSBC Holdings PLC	51,893	421,196
Legal & General Group PLC	119,046	426,776
		1,264,045
Health Care (1.0%):
GlaxoSmithKline PLC	20,023	416,350

Industrials (0.9%):
BAE Systems PLC	57,524	361,356

Materials (0.8%):
Rio Tinto PLC	5,902	342,854

Utilities (0.9%):
National Grid PLC	34,992	387,681
		4,763,554
Total Common Stocks (Cost $42,988,859)		41,335,483

Collateral for Securities Loaned^ (5.5%)
United States (5.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51% (c)	378,834	378,834
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50% (c)	15,205	15,205
Fidelity Investments Money Market Government Portfolio, Class I, 2.35% (c)	683,128	683,128
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57% (c)	212,138	212,138
JPMorgan Prime Money Market Fund, Capital Class, 2.52% (c)	568,212	568,212
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53% (c)	492,464	492,464
Total Collateral for Securities Loaned (Cost $2,349,981)		2,349,981
Total Investments (Cost $45,338,840) — 103.6%		43,685,464
Liabilities in excess of other assets — (3.6)%		(1,534,151)
NET ASSETS - 100.00%		$42,151,313

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2019, the fair value of these securities was $791,702 and amounted to 1.9% of net assets.

(c)	Rate disclosed is the daily yield on March 31, 2019.

PLC—Public Limited Company

Futures Contracts Purchased	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	4	6/21/19	$374,901	$373,280	$(1,621)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(1,621)
	Total net unrealized depreciation				$(1,621)

Victory Portfolios	Schedule of Portfolio Investments
VictoryShares Emerging Market High Div Volatility Wtd ETF	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)

Brazil (4.9%):
Financials (1.0%):
BB Seguridade Participacoes SA	48,700	$329,908

Health Care (0.8%):
Fleury SA	55,100	287,126

Industrials (0.6%):
EcoRodovias Infraestrutura e Logistica SA	86,500	211,897

Information Technology (0.5%):
Cielo SA	67,300	163,144

Utilities (2.0%):
EDP - Energias do Brasil SA	75,100	325,738
Engie Brasil Energia SA	33,750	368,208
		693,946
		1,686,021
Chile (3.6%):
Utilities (3.6%):
Aguas Andinas SA	1,234,211	702,178
Colbun SA	2,427,313	548,961
		1,251,139
China (17.5%):
Consumer Discretionary (1.4%):
Dongfeng Motor Group Co. Ltd.	278,000	278,365
Guangzhou Automobile Group Co. Ltd.	164,000	193,673
		472,038
Energy (2.4%):
China Petroleum & Chemical Corp., Class H	390,000	307,540
China Shenhua Energy Co. Ltd.	130,000	296,445
Yanzhou Coal Mining Co. Ltd.	221,000	217,067
		821,052
Financials (8.5%):
Agricultural Bank of China Ltd.	967,000	445,946
Bank of China Ltd.	1,174,000	532,433
Bank of Communications Co. Ltd., Class H	670,000	548,823
China Cinda Asset Management Co.	1,089,000	302,434
China CITIC Bank Corp. Ltd.	815,000	519,128
China Everbright Bank Co. Ltd.	862,000	407,407
China Huarong Asset Management Co. Ltd., Class H (a)	980,000	208,492
		2,964,663
Industrials (1.1%):
Zoomlion Heavy Industry Science And Technology Co.	769,600	381,383

Materials (0.8%):
Sinopec Shanghai Petrochemical Co. Ltd.	580,000	276,342

Real Estate (2.3%):
Country Garden Holdings Co. Ltd.	156,000	243,648
Guangzhou R&f Properties Co. Ltd., Class H	126,400	273,421
Red Star Macalline Group Corp. Ltd., Class H (a)	291,400	281,759
		798,828
Utilities (1.0%):
China Power International Development Ltd.	1,316,000	336,976
		6,051,282

Security Description	Shares	Value
Czech Republic (3.4%):
Financials (1.8%):
Komercni Banka AS	15,016	$613,713

Utilities (1.6%):
CEZ AS	23,924	562,229
		1,175,942
Egypt (0.7%):
Industrials (0.7%):
Elsewedy Electric Co.	263,603	237,212

Hong Kong (2.5%):
Materials (0.6%):
China Resources Cement Holdings Ltd.	206,000	212,569

Real Estate (1.0%):
Franshion Properties China Ltd.	528,000	344,390

Utilities (0.9%):
China Resources Power Holdings Co. Ltd.	196,000	294,635
		851,594
Hungary (1.6%):
Communication Services (1.6%):
Magyar Telekom Telecommunications PLC	349,885	564,835

India (1.6%):
Communication Services (0.9%):
Bharti Infratel Ltd.	71,269	322,456

Materials (0.7%):
Vedanta Ltd.	88,947	236,854
		559,310
Indonesia (4.4%):
Communication Services (1.0%):
PT Telekomunikasi Indonesia Persero TBK	1,225,200	339,975

Consumer Staples (1.2%):
Japfa Comfeed Indonesia TBK PT	1,266,000	156,082
PT Indofood Sukses Makmur TBK	612,500	274,302
		430,384
Energy (2.2%):
PT Adaro Energy TBK	2,428,500	229,458
PT Indo Tambangraya Megah TBK	161,900	272,108
Tambang Batubara Bukit Asam TBK PT	885,400	261,235
		762,801
		1,533,160
Malaysia (5.8%):
Communication Services (0.5%):
Astro Malaysia Holdings BHD	495,900	185,963

Consumer Staples (1.0%):
British American Tobacco Malaysia BHD	37,200	329,512

Financials (2.4%):
Malayan Banking Berhad	362,100	822,712

Industrials (1.9%):
MISC BHD	206,000	337,779
Sime Darby BHD	603,700	329,964
		667,743
		2,005,930

Security Description	Shares	Value
Mexico (2.0%):
Consumer Staples (1.1%):
Kimberly-Clark de Mexico SAB de CV, Series A	223,695	$379,689

Materials (0.9%):
Grupo Mexico SAB de CV, Series B	119,369	328,213
		707,902
Philippines (0.8%):
Communication Services (0.8%):
Globe Telecom, Inc.	7,515	277,411

Poland (2.2%):
Financials (2.2%):
Bank Pekao SA	12,419	355,947
Powszechny Zaklad Ubezpieczen na Zycie SA	37,033	390,796
		746,743
Russian Federation (9.1%):
Consumer Staples (1.8%):
Magnit PJSC	7,084	393,092
X5 Retail Group NV, Registered Shares, GDR	9,564	238,335
		631,427
Energy (1.0%):
Tatneft PAO	30,280	348,511

Materials (5.1%):
ALROSA AO	293,710	413,808
MMC Norilsk Nickel PJSC	2,396	501,135
Phosagro OAO-GDR, Registered Shares	30,254	379,083
Severstal PJSC	29,850	467,790
		1,761,816
Utilities (1.2%):
Federal Grid Co. Unified Energy System PJSC	166,240,000	415,871
		3,157,625
South Africa (10.5%):
Communication Services (1.8%):
Telkom SA SOC Ltd.	62,404	315,462
Vodacom Group Ltd.	38,326	296,062
		611,524
Consumer Discretionary (3.2%):
The Foschini Group Ltd.	23,039	260,339
Truworths International Ltd.	48,360	232,632
Tsogo Sun Holdings, Ltd.	238,202	318,871
Woolworths Holdings Ltd.	93,032	299,768
		1,111,610
Consumer Staples (0.8%):
Avi Ltd.	45,399	284,167

Financials (3.3%):
Absa Group Ltd.	24,373	256,995
Nedbank Group Ltd.	16,119	280,746
RMB Holdings Ltd.	57,047	300,483
Standard Bank Group Ltd.	24,564	315,426
		1,153,650
Materials (1.4%):
African Rainbow Minerals Ltd.	21,433	252,146

Security Description	Shares	Value
Assore Ltd.	8,545	$221,549
		473,695
		3,634,646
Taiwan (19.6%):
Consumer Staples (2.1%):
President Chain Store Corp.	34,000	334,837
Uni-President Enterprises Corp.	159,300	386,645
		721,482
Information Technology (13.5%):
Asustek Computer, Inc.	47,000	340,094
AU Optronics Corp.	924,000	340,301
Compal Electronics, Inc.	1,008,000	626,361
Foxconn Technology Co. Ltd.	200,000	399,117
Inventec Corp.	408,000	310,455
Lite-On Technology Corp.	270,000	392,936
Nanya Technology Corp.	93,000	185,288
Pegatron Corp.	171,000	295,746
Powertech Technology, Inc.	136,000	321,267
Quanta Computer, Inc.	305,000	572,036
Synnex Technology International Corp.	324,000	388,993
United Microelectronics Corp.	819,000	309,603
Winbond Electronics Corp.	421,000	201,498
		4,683,695
Materials (4.0%):
Formosa Chemicals & Fibre	109,000	396,132
Formosa Plastics Corp.	124,000	440,587
Nan Ya Plastics Corp.	214,000	547,881
		1,384,600
		6,789,777
Thailand (5.8%):
Communication Services (1.3%):
Intouch Holdings Public Co. Ltd.	243,900	441,969

Materials (1.0%):
PTT Global Chemical Public Co. Ltd.	165,600	350,966

Utilities (3.5%):
Ratchaburi Electricity Generating Holdings Public Co. Ltd.	406,800	749,979
TPI Polene Power PCL	2,378,100	457,164
		1,207,143
		2,000,078
Turkey (3.5%):
Communication Services (0.7%):
Turkcell Iletisim Hizmetleri AS	104,767	227,587

Consumer Discretionary (1.0%):
Ford Otomotiv Sanayi AS	21,983	192,675
Tofas Turk Otomobil Fabrikasi AS	53,925	165,781
		358,456
Energy (0.7%):
Tupras Turkiye Petrol Rafinerileri AS	10,134	227,243

Financials (0.5%):
Akbank TAS (b)	165,704	188,168

Security Description	Shares	Value
Materials (0.6%):
Eregli Demir ve Celik Fabrikalari TAS	137,631	$225,531
		1,226,985
Total Common Stocks (Cost $35,244,072)		34,457,592
Total Investments (Cost $35,244,072) — 99.5%		34,457,592
Other assets in excess of liabilities — 0.5%		186,808
NET ASSETS - 100.00%		$34,644,400

(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2019, the fair value of these securities was $490,251 and amounted to 1.4% of net assets.

(b)	Non-income producing security.

GDR—Global Depository Receipt

OAO—Russian Open Joint Stock Corporations

PCL—Public Company Limited

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	2	6/21/19	$104,538	$105,740	$1,202

	Total unrealized appreciation				$1,202
	Total unrealized depreciation				—
	Total net unrealized appreciation				$1,202

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Dividend Accelerator ETF	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)

Aerospace & Defense (5.0%):
General Dynamics Corp.	511	$86,502
Lockheed Martin Corp.	1,422	426,828
Northrop Grumman Corp.	429	115,658
		628,988
Air Freight & Logistics (1.3%):
Expeditors International of Washington, Inc.	2,139	162,350

Building Products (2.0%):
Lennox International, Inc.	947	250,387

Commercial Services & Supplies (3.7%):
Cintas Corp.	440	88,928
Rollins, Inc.	5,094	212,013
Waste Management, Inc.	1,612	167,503
		468,444
Consumer Discretionary (11.0%):
Leggett & Platt, Inc.	1,954	82,498
Lowe’s Co., Inc.	1,502	164,424
McDonald’s Corp.	919	174,518
Nike, Inc., Class B	2,452	206,482
Pool Corp.	1,206	198,954
Ross Stores, Inc.	814	75,783
The Home Depot, Inc.	1,292	247,923
The TJX Co., Inc.	1,959	104,238
VF Corp.	1,350	117,329
		1,372,149
Consumer Staples (19.3%):
Altria Group, Inc.	1,076	61,795
Brown-Forman Corp., Class B	2,231	117,752
Church & Dwight Co., Inc.	1,081	77,000
Colgate-Palmolive Co.	3,351	229,677
Costco Wholesale Corp.	913	221,074
Hormel Foods Corp.(a)	1,891	84,641
Kimberly-Clark Corp.	1,384	171,478
McCormick & Co., Inc.	1,024	154,245
PepsiCo, Inc.	2,758	337,993
Sysco Corp.	2,858	190,800
The Clorox Co.	849	136,231
The Procter & Gamble Co.	3,197	332,647
Walgreens Boots Alliance, Inc.	1,220	77,189
Wal-Mart Stores, Inc.	2,413	235,340
		2,427,862
Electrical Equipment (1.8%):
Emerson Electric Co.	3,291	225,335

Energy (0.7%):
Exxon Mobil Corp.	1,134	91,627

Financials (15.0%):
Aflac, Inc.	1,839	91,950
American Financial Group, Inc.	2,555	245,817
Brown & Brown, Inc.	3,417	100,836
Cincinnati Financial Corp.	939	80,660
Commerce Bank, Inc.(a)	3,157	183,295

Security Description	Shares	Value
FactSet Research Systems, Inc.	1,015	$251,993
Marsh & McLennan Co., Inc.	1,907	179,067
Old Republic International Corp.	848	17,740
S&P Global, Inc.	281	59,165
SEI Investments Co.	2,214	115,682
T. Rowe Price Group, Inc.	936	93,712
Torchmark Corp.	2,525	206,924
W.R. Berkley Corp.	3,003	254,414
		1,881,255
Health Care (3.8%):
Johnson & Johnson	698	97,573
UnitedHealth Group, Inc.	1,053	260,365
West Pharmaceutical Services, Inc.	1,016	111,963
		469,901
Industrial Conglomerates (3.6%):
3M Co.	1,167	242,480
Carlisle Cos., Inc.	976	119,677
Roper Technologies, Inc.	256	87,544
		449,701
Information Technology (14.4%):
Automatic Data Processing, Inc.	2,971	474,587
Broadridge Financial Solutions, Inc.	1,926	199,707
Intuit, Inc.	1,358	354,995
Jack Henry & Associates, Inc.	1,131	156,915
Mastercard, Inc., Class A	876	206,254
Texas Instruments, Inc.	2,290	242,900
Visa, Inc., Class A	1,256	196,175
		1,831,533
Machinery (9.6%):
Donaldson Co., Inc.	3,475	173,959
Dover Corp.	2,047	192,009
Graco, Inc.	2,669	132,169
IDEX Corp.	1,626	246,728
Illinois Tool Works, Inc.	1,151	165,203
Nordson Corp.	362	47,972
Stanley Black & Decker, Inc.	456	62,094
Toro Co.	2,814	193,716
		1,213,850
Materials (5.1%):
Air Products & Chemicals, Inc.	1,035	197,643
AptarGroup, Inc.	1,997	212,461
Ecolab, Inc.	440	77,678
PPG Industries, Inc.	786	88,716
The Sherwin-Williams Co.	149	64,176
		640,674
Trading Companies & Distributors (1.1%):
W.W. Grainger, Inc.	478	143,845

Utilities (2.3%):
Atmos Energy Corp.	765	78,741

Security Description	Shares	Value
Consolidated Edison, Inc.	2,452	$207,954
		286,695
Total Common Stocks (Cost $11,425,334)		12,544,596

Collateral for Securities Loaned^ (1.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class , 2.51%(b)	26,406	26,406
Fidelity Investments Prime Money Market Portfolio, Class I , 2.50%(b)	1,060	1,060
Fidelity Investments Money Market Government Portfolio, Class I , 2.35%(b)	47,617	47,617
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class , 2.57%(b)	14,787	14,787
JPMorgan Prime Money Market Fund, Capital Class , 2.52%(b)	39,607	39,607
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class , 2.53%(b)	34,327	34,327
Total Collateral for Securities Loaned (Cost $163,804)		163,804
Total Investments (Cost $11,589,138) — 101.0%		12,708,400
Liabilities in excess of other assets — (1.0)%		(124,276)
NET ASSETS - 100.00%		$12,584,124

^                          Purchased with cash collateral from securities on loan.

(a)                 All or a portion of this security is on loan.

(b)                 Rate disclosed is the daily yield on March 31, 2019.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Multi-Factor Minimum Volatility ETF	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)

Communication Services (1.9%):
Omnicom Group, Inc.	6,446	$470,494
The Walt Disney Co.	2,521	279,907
		750,401
Consumer Discretionary (7.2%):
Best Buy Co., Inc.	2,560	181,914
Carnival Corp., Class A	1,684	85,412
Cracker Barrel Old Country Store, Inc.(a)	1,200	193,932
Darden Restaurants, Inc.	1,860	225,934
Dollar General Corp.	2,199	262,341
H&R Block, Inc.	11,683	279,691
Kohl’s Corp.	5,337	367,025
Las Vegas Sands Corp.	1,498	91,318
Six Flags Entertainment Corp.	2,883	142,276
Target Corp.	7,064	566,957
The Gap, Inc.	7,802	204,256
The Home Depot, Inc.	501	96,137
Williams-Sonoma, Inc.	1,305	73,432
		2,770,625
Consumer Staples (19.9%):
Flowers Foods, Inc.	2,443	52,085
General Mills, Inc.	7,918	409,757
Ingredion, Inc.	6,173	584,520
Keurig Dr Pepper, Inc.(a)	28,189	788,446
Kimberly-Clark Corp.	8,364	1,036,300
PepsiCo, Inc.	10,211	1,251,358
Sysco Corp.	3,235	215,969
The Hershey Co.	1,301	149,394
The Kroger Co.	25,436	625,726
The Procter & Gamble Co.	12,068	1,255,675
Wal-Mart Stores, Inc.	12,844	1,252,675
		7,621,905
Energy (1.5%):
Valero Energy Corp.	6,937	588,466
Financials (18.6%):
Aflac, Inc.	15,177	758,850
Agnc Investment Corp.	47,200	849,600
Brown & Brown, Inc.	36,485	1,076,673
Everest Re Group Ltd.	4,117	889,107
First American Financial Corp.	4,552	234,428
FNF Group	21,878	799,641
Hanover Insurance Group, Inc.	2,462	281,087
Marsh & McLennan Co., Inc.	1,137	106,764
New Residential Investment Corp.	35,534	600,880
Old Republic International Corp.	8,921	186,627
The Allstate Corp.	1,408	132,605
The Progressive Corp.	4,878	351,655
The Travelers Co., Inc.	5,933	813,770
		7,081,687
Health Care (18.4%):
AmerisourceBergen Corp.	2,821	224,326
CVS Health Corp.	6,263	337,764
Encompass Health Corp.	1,486	86,782

Security Description	Shares	Value
HCA Holdings, Inc.	5,769	$752,162
Humana, Inc.	2,438	648,508
Johnson & Johnson	11,496	1,607,026
Pfizer, Inc.	26,745	1,135,860
UnitedHealth Group, Inc.	3,864	955,413
Universal Health Services, Inc., Class B	1,557	208,280
WellCare Health Plans, Inc.(b)	3,712	1,001,312
		6,957,433
Industrials (10.6%):
3M Co.	1,105	229,597
Expeditors International of Washington, Inc.	2,017	153,090
Lockheed Martin Corp.	3,579	1,074,272
Raytheon Co.	5,334	971,215
Republic Services, Inc., Class A	1,016	81,666
Spirit Aerosystems Holdings, Inc., Class A	2,054	188,003
Waste Management, Inc.	13,259	1,377,743
		4,075,586
Information Technology (18.6%):
Apple, Inc.	10,979	2,085,461
Cisco Systems, Inc.	11,871	640,916
F5 Networks, Inc.(b)	879	137,941
Intel Corp.	13,748	738,268
International Business Machines Corp.	6,891	972,320
MAXIMUS, Inc.	1,684	119,530
Microsoft Corp.	20,277	2,391,469
		7,085,905
Real Estate (0.2%):
Medical Properties Trust, Inc.	3,685	68,209

Utilities (2.6%):
IDACORP, Inc.	9,866	982,062
Total Common Stocks (Cost $36,770,618)		37,982,279

Collateral for Securities Loaned^ (1.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class , 2.51%(c)	64,033	64,033
Fidelity Investments Prime Money Market Portfolio, Class I , 2.50%(c)	2,570	2,570
Fidelity Investments Money Market Government Portfolio, Class I , 2.35%(c)	115,469	115,469
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class , 2.57%(c)	35,858	35,858
JPMorgan Prime Money Market Fund, Capital Class , 2.52%(c)	96,043	96,043

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class , 2.53%(c)	83,240	$83,240
Total Collateral for Securities Loaned (Cost $397,213)		397,213
Total Investments (Cost $37,167,831) — 100.5%		38,379,492
Liabilities in excess of other assets — (0.5)%		(174,859)
NET ASSETS - 100.00%		$38,204,633

^                          Purchased with cash collateral from securities on loan.

(a)                 All or a portion of this security is on loan.

(b)                 Non-income producing security.

(c)                  Rate disclosed is the daily yield on March 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	1	6/21/19	$138,834	$141,890	$3,056

	Total unrealized appreciation				$3,056
	Total unrealized depreciation				—
	Total net unrealized appreciation				$3,056

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)

Communication Services (3.7%):
Activision Blizzard, Inc.	23,548	$1,072,140
Alphabet, Inc., Class A(a)	1,464	1,722,967
AT&T, Inc.	65,242	2,045,989
CBS Corp., Class B	35,991	1,710,652
Charter Communications, Inc., Class A(a)	4,145	1,437,942
Comcast Corp., Class A	47,866	1,913,683
DISH Network Corp.(a)	36,364	1,152,375
Electronic Arts, Inc.(a)	11,155	1,133,683
Facebook, Inc., Class A(a)	8,068	1,344,855
InterActive Corp.(a)	5,949	1,249,944
Match Group, Inc.(b)	16,496	933,839
Netflix, Inc.(a)	2,695	960,929
Omnicom Group, Inc.	28,055	2,047,735
Sirius XM Holdings, Inc.(b)	267,702	1,517,870
Take-Two Interactive Software, Inc.(a)	11,272	1,063,739
The Walt Disney Co.	20,379	2,262,681
T-Mobile US, Inc.(a)	28,404	1,962,716
TripAdvisor, Inc.(a)	20,875	1,074,019
Twitter, Inc.(a)(b)	29,632	974,300
Verizon Communications, Inc.	42,932	2,538,569
Viacom, Inc., Class B	55,431	1,555,948
World Wrestling Entertainment, Inc.(b)	13,781	1,195,915
Zayo Group Holdings, Inc.(a)	37,947	1,078,454
		33,950,944
Consumer Discretionary (11.9%):
Advance Auto Parts, Inc.	9,651	1,645,785
Amazon.com, Inc.(a)	676	1,203,787
Aramark	50,929	1,504,952
AutoZone, Inc.(a)	2,001	2,049,264
Best Buy Co., Inc.	17,967	1,276,735
Booking Holdings, Inc.(a)	943	1,645,450
BorgWarner, Inc.	35,885	1,378,343
Bright Horizons Family Solutions, Inc.(a)	19,499	2,478,518
Burlington Stores, Inc.(a)	8,651	1,355,439
CarMax, Inc.(a)(b)	28,120	1,962,776
Chipotle Mexican Grill, Inc.(a)(b)	2,470	1,754,466
Columbia Sportswear Co.	14,547	1,515,507
D.R. Horton, Inc.	36,355	1,504,370
Darden Restaurants, Inc.	17,893	2,173,463
Dollar General Corp.	16,392	1,955,565
Domino’s Pizza, Inc.	6,046	1,560,473
Dunkin’ Brands Group, Inc.	27,229	2,044,898
eBay, Inc.	44,283	1,644,671
Etsy, Inc.(a)	10,150	682,283
Five Below, Inc.(a)	9,055	1,125,084
Foot Locker, Inc.(b)	22,496	1,363,258
Garmin Ltd.	18,923	1,634,001
General Motors Co.	39,183	1,453,689
Genuine Parts Co.	24,776	2,775,655
Grand Canyon Education, Inc.(a)	11,510	1,318,010
Hanesbrands, Inc.	58,581	1,047,428
Harley-Davidson, Inc.	45,433	1,620,141
Hilton Worldwide Holdings, Inc.	19,816	1,646,908
Hyatt Hotels Corp., Class A(b)	25,991	1,886,167
Kohl’s Corp.	19,971	1,373,406
Lear Corp.	9,937	1,348,550

Security Description	Shares	Value
Leggett & Platt, Inc.(b)	35,534	$1,500,245
Lennar Corp., Class A	29,651	1,455,568
LKQ Corp.(a)	66,262	1,880,516
Macy’s, Inc.	45,374	1,090,337
Marriott International, Inc., Class A(b)	13,333	1,667,825
McDonald’s Corp.	14,137	2,684,615
Mohawk Industries, Inc.(a)	8,216	1,036,448
Nordstrom, Inc.	28,095	1,246,856
Norwegian Cruise Line Holdings Ltd.(a)	27,696	1,522,172
NVR, Inc.(a)	657	1,817,920
Ollie’s Bargain Outlet Holdings, Inc.(a)	13,733	1,171,837
O’Reilly Automotive, Inc.(a)	5,093	1,977,612
Planet Fitness, Inc., Class A(a)	20,079	1,379,829
Pool Corp.	13,911	2,294,898
PulteGroup, Inc.	56,944	1,592,154
PVH Corp.	12,277	1,497,180
Qurate Retail, Inc.(a)	73,504	1,174,594
Ralph Lauren Corp.	10,621	1,377,331
Ross Stores, Inc.	18,839	1,753,911
Royal Caribbean Cruises Ltd.	12,250	1,404,095
Service Corp. International	50,063	2,010,029
Starbucks Corp.	28,735	2,136,160
Tapestry, Inc.	37,532	1,219,415
Target Corp.	22,707	1,822,464
The Gap, Inc.	63,217	1,655,021
The Home Depot, Inc.	10,989	2,108,679
The TJX Co., Inc.	41,112	2,187,569
Tiffany & Co.	14,391	1,518,970
Tractor Supply Co.	18,737	1,831,729
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	4,446	1,550,454
VF Corp.	16,681	1,449,746
Yum China Holdings, Inc.	30,410	1,365,713
Yum! Brands, Inc.	28,323	2,826,918
		105,137,852
Consumer Staples (7.6%):
Altria Group, Inc.	33,646	1,932,290
Archer-Daniels-Midland Co.	57,193	2,466,734
Brown-Forman Corp., Class B(b)	41,376	2,183,825
Church & Dwight Co., Inc.	26,715	1,902,909
Colgate-Palmolive Co.	34,084	2,336,117
Conagra Brands, Inc.	54,925	1,523,620
Constellation Brands, Inc., Class A	9,405	1,648,979
Costco Wholesale Corp.	8,901	2,155,288
General Mills, Inc.	40,221	2,081,437
Herbalife Ltd.(a)	45,459	2,408,872
Hormel Foods Corp.(b)	56,059	2,509,201
Ingredion, Inc.	23,257	2,202,205
Keurig Dr Pepper, Inc.	76,703	2,145,383
Kimberly-Clark Corp.	17,212	2,132,567
Lamb Weston Holdings, Inc.	27,737	2,078,611
McCormick & Co., Inc.	14,841	2,235,500
Molson Coors Brewing Co., Class B	25,673	1,531,394
Mondelez International, Inc., Class A	55,512	2,771,158
Monster Beverage Corp.(a)	25,656	1,400,304
PepsiCo, Inc.	22,615	2,771,469
Philip Morris International, Inc.	21,073	1,862,642
Sysco Corp.	34,152	2,279,988
The Clorox Co.	13,000	2,085,980

Security Description	Shares	Value
The Coca-Cola Co.	55,047	$2,579,502
The Estee Lauder Cos., Inc., Class A	9,370	1,551,204
The Hershey Co.	24,601	2,824,932
The J.M. Smucker Co.	18,193	2,119,485
The Kroger Co.	55,743	1,371,278
The Procter & Gamble Co.	22,431	2,333,946
Tyson Foods, Inc., Class A	33,648	2,336,181
US Foods Holding Corp.(a)	50,039	1,746,861
Walgreens Boots Alliance, Inc.	28,846	1,825,086
		67,334,948
Energy (3.4%):
Anadarko Petroleum Corp.	29,217	1,328,789
Cabot Oil & Gas Corp.	58,884	1,536,872
Chevron Corp.	17,243	2,123,993
Cimarex Energy Co.	16,860	1,178,514
ConocoPhillips	23,545	1,571,393
Continental Resources, Inc.(a)(b)	24,281	1,087,060
Diamondback Energy, Inc.	12,681	1,287,502
EOG Resources, Inc.	14,783	1,407,046
Exxon Mobil Corp.	28,345	2,290,276
Halliburton Co.	47,197	1,382,872
HollyFrontier Corp.	23,566	1,161,097
Marathon Oil Corp.	68,933	1,151,870
Marathon Petroleum Corp.	23,811	1,425,088
Occidental Petroleum Corp.	26,545	1,757,279
ONEOK, Inc.	27,802	1,941,692
Parsley Energy, Inc., Class A(a)	62,385	1,204,031
Phillips 66	16,912	1,609,515
Pioneer Natural Resources Co.	9,659	1,470,873
Schlumberger Ltd.	37,411	1,629,997
Valero Energy Corp.	17,542	1,488,088
		30,033,847
Financials (17.0%):
Aflac, Inc.	48,968	2,448,400
Ally Financial, Inc.	68,529	1,883,862
American Express Co.	19,838	2,168,293
Ameriprise Financial, Inc.	11,361	1,455,344
Arch Capital Group Ltd.(a)	74,115	2,395,397
Arthur J. Gallagher & Co.	34,065	2,660,477
Assurant, Inc.(b)	22,136	2,100,928
Bank of America Corp.	63,745	1,758,725
BB&T Corp.(b)	46,236	2,151,360
BlackRock, Inc., Class A	4,108	1,755,636
BOK Financial Corp.	22,513	1,835,935
Brown & Brown, Inc.	91,235	2,692,344
Capital One Financial Corp.	22,775	1,860,490
CBOE Holdings, Inc.	22,670	2,163,625
Chubb Ltd.	18,640	2,611,092
Citigroup, Inc.	29,048	1,807,367
Citizens Financial Group, Inc.	51,317	1,667,803
CME Group, Inc.	14,295	2,352,671
Comerica, Inc.	21,680	1,589,578
Commerce Bank, Inc.	40,362	2,343,417
Credit Acceptance Corp.(a)(b)	3,670	1,658,583
Cullen/Frost Bankers, Inc.	20,756	2,014,785
Discover Financial Services	25,982	1,848,879

Security Description	Shares	Value
E*TRADE Financial Corp.	34,965	$1,623,425
East West Bancorp, Inc.	32,599	1,563,774
Erie Indemnity Co., Class A	12,665	2,260,956
FactSet Research Systems, Inc.	9,819	2,437,764
Fifth Third BanCorp	72,475	1,827,820
First American Financial Corp.	36,511	1,880,317
First Republic Bank	15,931	1,600,428
FNF Group	57,305	2,094,498
Franklin Resources, Inc.	56,491	1,872,112
Hartford Financial Services Group, Inc.	50,166	2,494,254
Huntington Bancshares, Inc.	138,548	1,756,789
Intercontinental Exchange, Inc.	31,923	2,430,617
Invesco Ltd.	85,663	1,654,153
JPMorgan Chase & Co.	22,603	2,288,101
KeyCorp	99,086	1,560,605
Lincoln National Corp.	27,539	1,616,539
LPL Financial Holdings, Inc.	20,705	1,442,103
M&T Bank Corp.	12,790	2,008,286
MarketAxess Holdings, Inc.	7,732	1,902,691
Marsh & McLennan Co., Inc.	24,755	2,324,495
MetLife, Inc.	42,011	1,788,408
Moody’s Corp.	9,837	1,781,382
Morgan Stanley	40,957	1,728,385
MSCI, Inc.	8,782	1,746,213
New York Community Bancorp, Inc.(b)	150,847	1,745,300
Northern Trust Corp.	21,741	1,965,604
People’s United Financial, Inc.	126,190	2,074,563
Popular, Inc.	36,453	1,900,295
Principal Financial Group, Inc.	32,463	1,629,318
Prudential Financial, Inc.	19,814	1,820,510
Raymond James Financial, Inc.	21,391	1,720,050
Regions Financial Corp.	110,905	1,569,306
Reinsurance Group of America, Inc.	14,365	2,039,543
S&P Global, Inc.	9,897	2,083,813
Santander Consumer USA Holdings, Inc.	87,320	1,845,072
SEI Investments Co.	36,697	1,917,418
Signature Bank	12,966	1,660,556
State Street Corp.	23,769	1,564,238
SVB Financial Group(a)	4,869	1,082,671
Synchrony Financial	46,160	1,472,504
Synovus Financial Corp.	45,056	1,548,124
T. Rowe Price Group, Inc.	17,315	1,733,578
TD Ameritrade Holding Corp.	34,739	1,736,603
The Bank of New York Mellon Corp.	44,345	2,236,318
The Charles Schwab Corp.	37,822	1,617,269
The Goldman Sachs Group, Inc.	8,166	1,567,790
The PNC Financial Services Group, Inc.	16,860	2,068,048
The Progressive Corp.	24,664	1,778,028
The Travelers Co., Inc.	18,957	2,600,142
Torchmark Corp.	27,414	2,246,577
U.S. Bancorp	52,337	2,522,119
W.R. Berkley Corp.	33,886	2,870,821
Wells Fargo & Co.	45,265	2,187,204
Zions BanCorp	40,040	1,818,216
		149,530,704
Health Care (10.6%):
Abbott Laboratories	24,431	1,953,014
ABIOMED, Inc.(a)	2,664	760,812

Security Description	Shares	Value
Agilent Technologies, Inc.	22,537	$1,811,524
Align Technology, Inc.(a)	3,440	978,095
AmerisourceBergen Corp.	20,992	1,669,284
Amgen, Inc.	10,303	1,957,364
Anthem, Inc.	5,860	1,681,703
Baxter International, Inc.(b)	26,801	2,179,190
Biogen, Inc.(a)	5,128	1,212,157
Bio-Techne Corp.	7,966	1,581,649
Boston Scientific Corp.(a)	40,845	1,567,631
Bristol-Myers Squibb Co.	28,432	1,356,491
Bruker Corp.	39,477	1,517,496
Centene Corp.(a)	25,390	1,348,209
Cerner Corp.(a)	31,484	1,801,200
Charles River Laboratories International, Inc.(a)	9,903	1,438,411
Cigna Corp.	9,806	1,577,001
Danaher Corp.	15,263	2,015,022
Edwards Lifesciences Corp.(a)	7,853	1,502,514
Encompass Health Corp.	31,695	1,850,988
Exelixis, Inc.(a)	40,493	963,733
Gilead Sciences, Inc.	28,250	1,836,533
HCA Holdings, Inc.	13,124	1,711,107
Henry Schein, Inc.(a)	31,457	1,890,880
Hill-Rom Holdings, Inc.	16,704	1,768,285
Humana, Inc.	6,167	1,640,422
IDEXX Laboratories, Inc.(a)	7,244	1,619,758
Illumina, Inc.(a)	3,842	1,193,671
Intuitive Surgical, Inc.(a)	2,319	1,323,175
IQVIA Holdings, Inc.(a)	12,181	1,752,237
Jazz Pharmaceuticals PLC(a)	9,542	1,364,029
Johnson & Johnson	16,264	2,273,545
Laboratory Corp. of America Holdings(a)	12,018	1,838,514
Masimo Corp.(a)	13,371	1,848,942
Medtronic PLC(b)	25,282	2,302,686
Merck & Co., Inc.	31,026	2,580,432
Mettler-Toledo International, Inc.(a)	2,716	1,963,668
Molina Healthcare, Inc.(a)	8,119	1,152,573
Mylan NV(a)	42,311	1,199,094
PerkinElmer, Inc.	16,780	1,616,921
Pra Health Sciences, Inc.(a)	12,160	1,341,126
Quest Diagnostics, Inc.	22,583	2,030,663
Regeneron Pharmaceuticals, Inc.(a)	3,568	1,465,092
ResMed, Inc.	13,089	1,360,863
Stryker Corp.	9,414	1,859,453
The Cooper Co., Inc.	5,773	1,709,789
Thermo Fisher Scientific, Inc.	7,568	2,071,513
United Therapeutics Corp.(a)	12,340	1,448,346
UnitedHealth Group, Inc.	7,973	1,971,404
Universal Health Services, Inc., Class B	13,847	1,852,313
Varian Medical Systems, Inc.(a)	12,788	1,812,315
Veeva Systems, Inc., Class A(a)	9,578	1,215,065
Vertex Pharmaceuticals, Inc.(a)	8,072	1,484,844
Waters Corp.(a)	6,939	1,746,616
WellCare Health Plans, Inc.(a)	6,093	1,643,587
West Pharmaceutical Services, Inc.	17,586	1,937,977
Zoetis, Inc.	21,078	2,121,922
		94,672,848

Security Description	Shares	Value
Industrials (17.1%):
3M Co.(b)	9,646	$2,004,246
A.O. Smith Corp.	32,884	1,753,375
Alaska Air Group, Inc.	25,664	1,440,264
Allegion PLC	23,799	2,158,807
Allison Transmission Holdings, Inc.	37,312	1,676,055
AMERCO, Inc.	6,375	2,368,376
American Airlines Group, Inc.	29,473	936,062
AMETEK, Inc.	23,704	1,966,721
Arconic, Inc.	62,298	1,190,515
C.H. Robinson Worldwide, Inc.	24,005	2,088,195
Carlisle Cos., Inc.	15,740	1,930,039
Caterpillar, Inc.	9,514	1,289,052
Cintas Corp.	9,235	1,866,486
Copart, Inc.(a)	23,006	1,393,934
Costar Group, Inc.(a)	3,169	1,478,085
CSX Corp.	26,587	1,989,239
Cummins, Inc.	12,685	2,002,581
Deere & Co.	9,584	1,531,907
Delta Air Lines, Inc.	32,532	1,680,278
Donaldson Co., Inc.	32,003	1,602,070
Dover Corp.	21,940	2,057,972
Eaton Corp. PLC, ADR	25,775	2,076,434
Emerson Electric Co.	28,894	1,978,373
Equifax, Inc.	14,691	1,740,884
Expeditors International of Washington, Inc.	26,543	2,014,614
Fastenal Co.	28,742	1,848,397
FedEx Corp.	8,206	1,488,650
Flowserve Corp.	31,562	1,424,709
Fortive Corp.	24,671	2,069,650
Fortune Brands Home & Security, Inc.	30,963	1,474,148
General Dynamics Corp.	11,790	1,995,812
Graco, Inc.	41,349	2,047,602
Harris Corp.	8,919	1,424,453
HEICO Corp.	19,252	1,826,437
Hexcel Corp.	25,536	1,766,070
Honeywell International, Inc.	16,544	2,629,172
Hubbell, Inc.	13,641	1,609,365
Huntington Ingalls Industries, Inc.	7,973	1,652,006
IDEX Corp.	13,713	2,080,810
Illinois Tool Works, Inc.	13,550	1,944,832
Ingersoll-Rand PLC	20,136	2,173,681
J.B. Hunt Transport Services, Inc.	17,003	1,722,234
Johnson Controls International PLC	55,525	2,051,094
Kansas City Southern	17,541	2,034,405
KAR Auction Services, Inc.	35,109	1,801,443
Knight-Swift Transportation Holdings, Inc.(b)	32,830	1,072,884
Lennox International, Inc.	8,491	2,245,020
Lincoln Electric Holdings, Inc.	20,843	1,748,102
Lockheed Martin Corp.	6,409	1,923,725
Masco Corp.	41,402	1,627,513
Nordson Corp.	12,704	1,683,534
Norfolk Southern Corp.	9,876	1,845,726
Northrop Grumman Corp.	5,977	1,611,399
Old Dominion Freight Line, Inc.	10,087	1,456,462
Owens Corning, Inc.	27,120	1,277,894
PACCAR, Inc.	27,812	1,895,110
Parker-Hannifin Corp.	10,095	1,732,504
Raytheon Co.	9,998	1,820,436

Security Description	Shares	Value
Republic Services, Inc., Class A	42,521	$3,417,837
Robert Half International, Inc.	20,705	1,349,138
Rockwell Automation, Inc.	9,855	1,729,158
Rollins, Inc.	51,927	2,161,202
Roper Technologies, Inc.	5,747	1,965,302
Snap-on, Inc.	11,037	1,727,511
Southwest Airlines Co.	28,292	1,468,638
Spirit Aerosystems Holdings, Inc., Class A	18,383	1,682,596
Teledyne Technologies, Inc.(a)	8,201	1,943,719
Textron, Inc.	30,257	1,532,820
The Boeing Co.	3,369	1,285,004
The Middleby Corp.(a)	14,741	1,916,772
Toro Co.	32,578	2,242,669
TransDigm Group, Inc.(a)	3,558	1,615,296
TransUnion	24,427	1,632,701
Union Pacific Corp.	10,148	1,696,746
United Continental Holdings, Inc.(a)	18,613	1,484,945
United Parcel Service, Inc., Class B	16,723	1,868,628
United Rentals, Inc.(a)	7,578	865,787
United Technologies Corp.	15,118	1,948,559
Verisk Analytics, Inc., Class A	17,870	2,376,709
W.W. Grainger, Inc.	5,191	1,562,128
WABCO Holdings, Inc.(a)	11,207	1,477,419
Wabtec Corp.	16,666	1,228,618
Waste Management, Inc.	29,391	3,054,019
Woodward, Inc.	15,022	1,425,438
XPO Logistics, Inc.(a)(b)	15,519	833,991
Xylem, Inc.	24,066	1,902,177
		152,615,370
Information Technology (15.2%):
Accenture PLC, Class A	13,023	2,292,309
Adobe Systems, Inc.(a)	4,512	1,202,403
Advanced Micro Devices, Inc.(a)	26,005	663,648
Akamai Technologies, Inc.(a)	19,742	1,415,699
Alliance Data Systems Corp.	8,397	1,469,307
Amphenol Corp., Class A	21,685	2,047,931
Analog Devices, Inc.	14,209	1,495,781
ANSYS, Inc.(a)	8,533	1,559,064
Apple, Inc.	7,808	1,483,129
Applied Materials, Inc.	30,051	1,191,823
Arrow Electronics, Inc.(a)	22,568	1,739,090
Aspen Technology, Inc.(a)	12,880	1,342,869
Automatic Data Processing, Inc.	12,893	2,059,528
Black Knight, Inc.(a)	33,737	1,838,667
Booz Allen Hamilton Holdings Corp.	38,628	2,245,832
Broadcom, Inc.	4,910	1,476,486
Broadridge Financial Solutions, Inc.	17,022	1,765,011
Cadence Design Systems, Inc.(a)	24,008	1,524,748
CDK Global, Inc.	32,264	1,897,768
CDW Corp. of Delaware	16,173	1,558,592
Ciena Corp.(a)(b)	33,387	1,246,671
Cisco Systems, Inc.(b)	34,351	1,854,610
Citrix Systems, Inc.	25,010	2,492,496
Cognex Corp.	20,341	1,034,543
Cognizant Technology Solutions Corp., Class A(b)	26,566	1,924,707
Cypress Semiconductor Corp.(b)	81,138	1,210,579
Dolby Laboratories, Inc., Class A	31,536	1,985,822
DXC Technology Co.	18,462	1,187,291

Security Description	Shares	Value
EPAM Systems, Inc.(a)	9,060	$1,532,318
Euronet Worldwide, Inc.(a)	10,258	1,462,688
F5 Networks, Inc.(a)	10,153	1,593,310
Fair Isaac Corp.(a)	6,094	1,655,313
Fidelity National Information Services, Inc.	20,130	2,276,703
Fiserv, Inc.(a)	22,249	1,964,142
FleetCor Technologies, Inc.(a)	7,525	1,855,590
FLIR Systems, Inc.	31,892	1,517,421
Fortinet, Inc.(a)	13,741	1,153,832
Genpact Ltd.	62,921	2,213,561
Global Payments, Inc.	12,853	1,754,692
GoDaddy, Inc., Class A(a)	16,545	1,244,019
HP, Inc.	67,344	1,308,494
Intel Corp.	27,840	1,495,008
International Business Machines Corp.	12,529	1,767,842
Intuit, Inc.	5,930	1,550,161
IPG Photonics Corp.(a)(b)	6,637	1,007,364
Jack Henry & Associates, Inc.	18,125	2,514,662
Juniper Networks, Inc.	66,900	1,770,843
KLA-Tencor Corp.	10,884	1,299,658
Lam Research Corp.	6,522	1,167,503
Leidos Holdings, Inc.	29,901	1,916,355
Mastercard, Inc., Class A	6,523	1,535,840
Maxim Integrated Products, Inc.	26,922	1,431,443
Microchip Technology, Inc.(b)	14,316	1,187,655
Micron Technology, Inc.(a)	23,768	982,331
Microsoft Corp.	13,954	1,645,735
Monolithic Power Systems, Inc.	9,060	1,227,539
Motorola Solutions, Inc.	10,923	1,533,808
National Instruments Corp.	29,625	1,314,165
NetApp, Inc.	18,300	1,268,922
Nvidia Corp.	5,090	913,960
ON Semiconductor Corp.(a)	45,926	944,698
Paychex, Inc.	31,992	2,565,757
Paycom Software, Inc.(a)	6,413	1,212,891
PayPal Holdings, Inc.(a)	13,142	1,364,665
PTC, Inc.(a)	13,964	1,287,202
RealPage, Inc.(a)(b)	21,407	1,299,191
Sabre Corp.	72,986	1,561,171
Salesforce.com, Inc.(a)	7,168	1,135,196
Seagate Technology PLC	26,756	1,281,345
Skyworks Solutions, Inc.	15,095	1,245,036
Synopsys, Inc.(a)	16,991	1,956,514
TE Connectivity Ltd.	23,083	1,863,952
Teradyne, Inc.	29,651	1,181,296
Texas Instruments, Inc.	13,809	1,464,721
The Trade Desk, Inc., Class A(a)	3,364	665,904
The Western Union Co.	153,786	2,840,426
Total System Services, Inc.	19,990	1,899,250
Trimble Navigation Ltd.(a)	39,904	1,612,122
Tyler Technologies, Inc.(a)	8,690	1,776,236
Universal Display Corp.(b)	4,707	719,465
VeriSign, Inc.(a)	7,459	1,354,256
Visa, Inc., Class A	11,378	1,777,130
WEX, Inc.(a)	8,958	1,719,846
Xerox Corp.	43,964	1,405,969
Xilinx, Inc.	8,206	1,040,439

Security Description	Shares	Value
Zebra Technologies Corp., Class A(a)	6,303	$1,320,668
		132,764,627
Materials (6.1%):
Air Products & Chemicals, Inc.	13,038	2,489,737
Albemarle Corp.(b)	16,241	1,331,437
AptarGroup, Inc.	25,287	2,690,284
Avery Dennison Corp.	19,691	2,225,083
Ball Corp.	38,268	2,214,186
Berry Global Group, Inc.(a)	34,879	1,878,932
Celanese Corp., Series A	16,130	1,590,579
CF Industries Holdings, Inc.	28,716	1,173,910
Crown Holdings, Inc.(a)	31,757	1,732,979
DowDuPont, Inc.	28,569	1,523,013
Eastman Chemical Co.	21,206	1,609,111
Ecolab, Inc.	15,371	2,713,597
FMC Corp.	19,009	1,460,271
Freeport-McMoRan, Inc.	76,985	992,337
International Flavors & Fragrances, Inc.(b)	15,318	1,972,805
International Paper Co.	33,250	1,538,478
Lyondellbasell Industries NV, Class A	22,233	1,869,351
Martin Marietta Materials, Inc.(b)	8,432	1,696,349
Nucor Corp.	30,380	1,772,673
Packaging Corp. of America	15,719	1,562,154
PPG Industries, Inc.	16,404	1,851,519
Reliance Steel & Aluminum Co.	23,323	2,105,134
RPM International, Inc.	36,346	2,109,523
Sonoco Products Co.	44,391	2,731,378
Steel Dynamics, Inc.	42,033	1,482,504
The Chemours Co.	29,831	1,108,520
The Mosaic Co.	43,906	1,199,073
The Sherwin-Williams Co.	4,404	1,896,847
Vulcan Materials Co.	11,199	1,325,962
Westlake Chemical Corp.	18,813	1,276,650
WestRock Co.	37,974	1,456,303
		54,580,679
Real Estate (0.3%):
CBRE Group, Inc., Class A(a)	35,637	1,762,249
Jones Lang LaSalle, Inc.	8,365	1,289,716
		3,051,965
Utilities (6.7%):
AES Corp.	112,783	2,039,117
Alliant Energy Corp.	59,104	2,785,572
Ameren Corp.	36,787	2,705,684
American Electric Power Co., Inc.	35,252	2,952,355
American Water Works Co., Inc.	25,224	2,629,854
Atmos Energy Corp.	25,099	2,583,440
CMS Energy Corp.	50,298	2,793,551
Consolidated Edison, Inc.	30,286	2,568,556
Dominion Resources, Inc.	36,711	2,814,265
DTE Energy Co.	21,977	2,741,411
Duke Energy Corp.	31,997	2,879,730
Evergy, Inc.	49,779	2,889,671
Eversource Energy	41,119	2,917,393
Exelon Corp.	60,140	3,014,818
NextEra Energy, Inc.	14,672	2,836,391
OGE Energy Corp.(b)	64,141	2,765,760

Security Description	Shares	Value
Pinnacle West Capital Corp.	28,266	$2,701,664
PPL Corp.	70,324	2,232,084
Public Service Enterprise Group, Inc.	44,960	2,671,074
UGI Corp.	40,641	2,252,324
WEC Energy Group, Inc.	36,225	2,864,672
Xcel Energy, Inc.	50,592	2,843,776
		59,483,162
Total Common Stocks (Cost $846,501,830)		883,156,946

Collateral for Securities Loaned^ (3.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(c)	4,530,856	4,530,856
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(c)	181,852	181,852
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(c)	8,170,229	8,170,229
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(c)	2,537,178	2,537,178
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(c)	6,795,831	6,795,831
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(c)	5,889,877	5,889,877
Total Collateral for Securities Loaned (Cost $28,105,823)		28,105,823
Total Investments (Cost $874,607,653) — 102.8%		911,262,769
Liabilities in excess of other assets — (2.8)%		(24,840,697)
NET ASSETS - 100.00%		$886,422,072

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	19	6/21/19	$2,647,534	$2,695,910	$48,376

	Total unrealized appreciation				$48,376
	Total unrealized depreciation				$—
	Total net unrealized appreciation				$48,376

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)

Communication Services (4.1%):
AT&T, Inc.	235,332	$7,380,012
Omnicom Group, Inc.	101,198	7,386,442
Verizon Communications, Inc.	154,860	9,156,871
Viacom, Inc., Class B	199,942	5,612,372
		29,535,697
Consumer Discretionary (7.2%):
General Motors Co.	141,335	5,243,529
Hanesbrands, Inc.	211,308	3,778,187
Harley-Davidson, Inc.	163,881	5,843,996
Kohl’s Corp.	72,038	4,954,053
Leggett & Platt, Inc.(a)	128,175	5,411,549
Macy’s, Inc.	163,669	3,932,966
Nordstrom, Inc.(a)	101,341	4,497,514
Tapestry, Inc.	135,381	4,398,529
Target Corp.(a)	81,906	6,573,775
The Gap, Inc.	228,030	5,969,825
		50,603,923
Consumer Staples (12.2%):
Altria Group, Inc.	121,361	6,969,762
Archer-Daniels-Midland Co.	206,298	8,897,632
Conagra Brands, Inc.	198,117	5,495,766
General Mills, Inc.	145,081	7,507,942
Keurig Dr Pepper, Inc.(a)	276,672	7,738,516
Kimberly-Clark Corp.	62,083	7,692,084
PepsiCo, Inc.	81,576	9,997,138
Philip Morris International, Inc.	76,012	6,718,701
The Coca-Cola Co.	198,560	9,304,522
The J.M. Smucker Co.	65,625	7,645,313
The Procter & Gamble Co.	80,912	8,418,893
		86,386,269
Energy (7.2%):
Chevron Corp.	62,198	7,661,550
Exxon Mobil Corp.	102,245	8,261,395
Marathon Petroleum Corp.	85,889	5,140,457
Occidental Petroleum Corp.	95,751	6,338,716
ONEOK, Inc.	100,284	7,003,835
Phillips 66	61,005	5,805,846
Schlumberger Ltd.	134,945	5,879,554
Valero Energy Corp.	63,275	5,367,618
		51,458,971
Financials (20.3%):
Ameriprise Financial, Inc.	40,980	5,249,538
BB&T Corp.	166,777	7,760,134
BlackRock, Inc., Class A	14,818	6,332,769
Citizens Financial Group, Inc.	185,102	6,015,815
First American Financial Corp.	131,699	6,782,499
FNF Group	206,704	7,555,031
Franklin Resources, Inc.(a)	203,765	6,752,771
Huntington Bancshares, Inc.	499,752	6,336,855
Invesco Ltd.	308,995	5,966,693
KeyCorp	357,412	5,629,239
MetLife, Inc.	151,538	6,450,973
Morgan Stanley	147,733	6,234,333

Security Description	Shares	Value
New York Community Bancorp, Inc.	544,117	$6,295,434
People’s United Financial, Inc.	455,179	7,483,143
Principal Financial Group, Inc.	117,096	5,877,048
Prudential Financial, Inc.	71,473	6,566,939
Regions Financial Corp.	400,044	5,660,623
Santander Consumer USA Holdings, Inc.	314,970	6,655,316
T. Rowe Price Group, Inc.	62,457	6,253,195
The PNC Financial Services Group, Inc.	60,814	7,459,445
The Progressive Corp.	88,965	6,413,487
Wells Fargo & Co.	163,272	7,889,303
		143,620,583
Health Care (2.6%):
Amgen, Inc.	37,164	7,060,417
Bristol-Myers Squibb Co.	102,557	4,892,994
Gilead Sciences, Inc.	101,899	6,624,454
		18,577,865
Industrials (8.6%):
Cummins, Inc.	45,755	7,223,342
Delta Air Lines, Inc.	117,345	6,060,869
Eaton Corp. PLC, ADR	92,972	7,489,824
Emerson Electric Co.	104,221	7,136,012
Hubbell, Inc.	49,205	5,805,206
Johnson Controls International PLC	200,283	7,398,454
KAR Auction Services, Inc.	126,643	6,498,052
Lockheed Martin Corp.	23,118	6,939,099
United Parcel Service, Inc., Class B(a)	60,321	6,740,269
		61,291,127
Information Technology (7.9%):
Broadcom, Inc.	17,709	5,325,273
Cypress Semiconductor Corp.(a)	292,670	4,366,636
HP, Inc.	242,915	4,719,838
International Business Machines Corp.	45,191	6,376,450
Maxim Integrated Products, Inc.	97,110	5,163,339
Paychex, Inc.	115,398	9,254,920
Seagate Technology PLC(a)	96,512	4,621,960
The Western Union Co.	554,717	10,245,623
Xerox Corp.	158,581	5,071,421
		55,145,460
Materials (6.9%):
CF Industries Holdings, Inc.	103,581	4,234,391
DowDuPont, Inc.	103,052	5,493,702
Eastman Chemical Co.	76,492	5,804,213
International Paper Co.	119,936	5,549,439
Lyondellbasell Industries NV, Class A	80,196	6,742,880
Packaging Corp. of America	56,699	5,634,747
Sonoco Products Co.	160,122	9,852,306
WestRock Co.	136,973	5,252,915
		48,564,593
Utilities (22.3%):
AES Corp.	406,815	7,355,215
Alliant Energy Corp.	213,195	10,047,880
American Electric Power Co., Inc.	127,157	10,649,399
Consolidated Edison, Inc.	109,242	9,264,814
Dominion Resources, Inc.	132,418	10,151,164

Security Description	Shares	Value
DTE Energy Co.	79,273	$9,888,514
Duke Energy Corp.	115,416	10,387,440
Evergy, Inc.	179,556	10,423,226
Eversource Energy	148,318	10,523,162
Exelon Corp.	216,930	10,874,700
OGE Energy Corp.(a)	231,361	9,976,286
Pinnacle West Capital Corp.	101,958	9,745,146
PPL Corp.	253,662	8,051,232
Public Service Enterprise Group, Inc.	162,177	9,634,936
WEC Energy Group, Inc.	130,667	10,333,146
Xcel Energy, Inc.	182,489	10,257,707
		157,563,967
Total Common Stocks (Cost $681,094,652)		702,748,455

Collateral for Securities Loaned^ (2.5%)

BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(b)	2,831,689	2,831,689
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(b)	113,654	113,654
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(b)	5,106,220	5,106,220
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(b)	1,585,682	1,585,682
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(b)	4,247,250	4,247,250
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(b)	3,681,048	3,681,048
Total Collateral for Securities Loaned (Cost $17,565,543)		17,565,543
Total Investments (Cost $698,660,195) — 101.8%		720,313,998
Liabilities in excess of other assets — (1.8)%		(12,601,814)
NET ASSETS - 100.00%		$707,712,184

^         Purchased with cash collateral from securities on loan.

(a)      All or a portion of this security is on loan.

(b)      Rate disclosed is the daily yield on March 31, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	27	6/21/19	$3,799,504	$3,831,030	$31,526

	Total unrealized appreciation				$31,526
	Total unrealized depreciation				—
	Total net unrealized appreciation				$31,526

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)

Communication Services (2.4%):
Cars.com, Inc.(a)	10,059	$229,345
Cogent Communications Holdings, Inc.	6,058	328,647
Gray Television, Inc.(a)	8,993	192,090
Loral Space & Communications, Inc.(a)	7,906	285,011
Marcus Corp.	6,909	276,705
MSG Networks, Inc., Class A(a)	9,346	203,276
QuinStreet, Inc.(a)	10,434	139,711
Shenandoah Telecommunications Co.	5,687	252,275
Techtarget, Inc.(a)	10,991	178,824
TEGNA, Inc.	20,350	286,934
Wiley (John) & Sons, Class A	5,521	244,139
		2,616,957
Consumer Discretionary (14.5%):
Acushnet Holdings Corp.	12,852	297,396
American Outdoor Brands Corp.(a)	9,310	86,955
American Public Education, Inc.(a)	8,259	248,762
America’s Car-Mart, Inc./TX(a)	2,435	222,413
Asbury Automotive Group, Inc.(a)	3,724	258,297
Beazer Homes USA, Inc.(a)	10,824	124,584
Bed Bath & Beyond, Inc.	8,963	152,281
BJ’s Restaurants, Inc.	5,388	254,745
Bloomin’ Brands, Inc.	12,349	252,537
Boot Barn Holdings, Inc.(a)	5,035	148,230
Brinker International, Inc.	4,638	205,834
Caleres, Inc.	7,570	186,903
Career Education Corp.(a)	13,062	215,784
Cavco Industries, Inc.(a)	1,082	127,167
Century Communities, Inc.(a)	9,545	228,794
Conn’s, Inc.(a)	6,620	151,333
Dana Holding Corp.	8,875	157,443
Dave & Buster’s Entertainment, Inc.	4,631	230,948
Del Taco Restaurants, Inc.(a)	24,654	248,019
Denny’s Corp.(a)	11,998	220,163
Dineequity, Inc.	1,907	174,090
Dorman Products, Inc.(a)	3,098	272,902
Ethan Allen Interiors, Inc.	13,427	256,859
Express, Inc.(a)	34,264	146,650
Fox Factory Holding Corp.(a)	2,802	195,832
Funko, Inc.(a)	5,741	124,695
Group 1 Automotive, Inc.	4,535	293,416
Haverty Furniture Cos., Inc.	12,283	268,752
Helen of Troy Ltd.(a)	2,544	295,002
Hooker Furniture Corp.	6,695	193,017
Installed Building Products, Inc.(a)	3,873	187,841
International Speedway Corp., Class A	6,060	264,398
J. Jill, Inc.(b)	33,286	182,740
Jack in the Box, Inc.	3,944	319,701
La-Z-Boy, Inc.	7,202	237,594
LCI Industries	2,445	187,825
LGI Homes, Inc.(a)	2,705	162,949
Lithia Motors, Inc.	2,638	244,675
M/I Homes, Inc.(a)	8,247	219,535
Malibu Boats, Inc., Class A(a)	3,804	150,562
MarineMax, Inc.(a)	9,467	181,388
Mastercraft Boat Holdings, Inc.(a)	5,959	134,495
MDC Holdings, Inc.	8,889	258,314

Security Description	Shares	Value
Meritage Homes Corp.(a)	5,081	$227,172
Michaels Cos., Inc.(a)	14,877	169,895
Modine Manufacturing Co.(a)	12,327	170,975
Monarch Casino & Resort, Inc.(a)	6,906	303,312
Monro Muffler Brake, Inc.	3,254	281,536
Murphy USA, Inc.(a)	4,342	371,763
Nautilus, Inc.(a)	17,287	96,116
Oxford Industries, Inc.	3,353	252,347
PetMed Express, Inc.	8,664	197,366
Ruth’s Hospitality Group, Inc.	13,575	347,383
Sally Beauty Holdings, Inc.(a)	10,167	187,174
Sleep Number Corp.(a)	3,640	171,080
Stamps.com, Inc.(a)	932	75,874
Standard Motor Products, Inc.	5,002	245,598
Steven Madden Ltd.	7,469	252,751
Stitch Fix, Inc.(a)	3,561	100,527
Stoneridge, Inc.(a)	8,203	236,739
Sturm Ruger & Co.	5,464	289,701
Taylor Morrison Home Corp., Class A(a)	15,658	277,929
Tenneco, Inc.	5,853	129,702
The Buckle, Inc.	9,567	179,094
The Cheesecake Factory, Inc.	6,802	332,754
The Children’s Place, Inc.	2,023	196,797
Tilly’s, Inc.	12,342	137,366
Topbuild Corp.(a)	3,514	227,777
TRI Pointe Group, Inc.(a)	17,892	226,155
Tupperware Brands Corp.	4,917	125,777
Unifi, Inc.(a)	8,249	159,618
Visteon Corp.(a)	2,030	136,721
Weight Watchers International, Inc.(a)	5,169	104,155
William Lyon Homes, Class A(a)	12,743	195,860
Wingstop, Inc.	3,457	262,836
Winnebago Industries, Inc.	5,219	162,572
Zagg, Inc.(a)	14,122	128,087
		15,932,329
Consumer Staples (5.6%):
B&G Foods, Inc.	10,317	251,941
Cal-Maine Foods, Inc.	7,787	347,534
Central Garden & Pet Co., Class A(a)	7,356	171,027
Chefs’ Warehouse, Inc.(a)	5,942	184,499
Craft Brew Alliance, Inc.(a)	14,797	206,862
Elf Beauty, Inc.(a)	16,322	173,013
Hostess Brands, Inc.(a)	28,961	362,013
Ingles Markets, Inc., Class A	7,292	201,405
Inter Parfums, Inc.	3,930	298,169
J&J Snack Foods Corp.	2,021	321,016
John B. Sanfilippo & Son, Inc.	4,020	288,917
Medifast, Inc.	1,067	136,096
MGP Ingredients, Inc.	3,023	233,225
Natural Grocers By Vitamin Cottage, Inc.(a)	8,945	106,893
Natural Health Trends Corp.	12,682	164,359
PriceSmart, Inc.	3,946	232,340
Sprouts Farmers Markets, Inc.(a)	10,191	219,514
The Simply Good Foods Co.(a)	11,849	243,971
Tootsie Roll Industries, Inc.	12,248	456,117
Turning Point Brands, Inc.	4,168	192,103
Universal Corp.	5,631	324,514
USANA Health Sciences, Inc.(a)	2,402	201,456

Security Description	Shares	Value
Vector Group Ltd.	23,425	$252,756
WD-40 Co.	1,655	280,423
Weis Markets, Inc.	6,402	261,266
		6,111,429
Energy (4.8%):
Arch Coal, Inc.	2,669	243,599
Bonanza Creek Energy, Inc.(a)	8,303	188,395
Cactus, Inc.(a)	5,773	205,519
Callon Petroleum Co.(a)	19,848	149,852
Carrizo Oil & Gas, Inc.(a)	12,923	161,150
Centennial Resource Development, Inc., Class A(a)	16,332	143,558
Cnx Resources Corp.(a)	18,240	196,445
Core Laboratories N.V.	3,342	230,364
Denbury Resources, Inc.(a)	50,311	103,138
Earthstone Energy, Inc., Class A(a)	18,096	128,120
Evolution Petroleum Corp.	24,865	167,839
Exterran Corp.(a)	12,083	203,599
Falcon Minerals Corp.	26,110	230,812
Fts International, Inc.(a)	12,765	127,650
Gulfport Energy Corp.(a)	19,395	155,548
Laredo Petroleum, Inc.(a)	35,076	108,385
Liberty Oilfield Services, Inc.	10,008	154,023
Mammoth Energy Services, Inc.	7,675	127,789
Matador Resources Co.(a)	8,297	160,381
Newpark Resources, Inc.(a)	21,332	195,401
Propetro Holding Corp.(a)	8,923	201,124
Renewable Energy Group, Inc.(a)	7,015	154,049
Rex American Resources Corp.(a)	3,583	288,825
RPC, Inc.	17,469	199,321
Smart Sand, Inc.(a)	38,371	170,751
Solaris Oilfield Infrastructure, Inc., Class A	9,974	163,973
SRC Energy, Inc.(a)	31,356	160,543
W&T Offshore, Inc.(a)	22,464	155,002
Whiting Petroleum Corp.(a)	5,505	143,901
World Fuel Services Corp.	8,198	236,840
		5,255,896
Financials (23.2%):
1st Source Corp.	6,970	313,023
American Equity Investment Life Holding Co.	8,397	226,887
Ameris Bancorp	6,096	209,398
AMERISAFE, Inc.	5,724	340,006
Artisan Partners Asset Management, Class A	11,240	282,911
Axos Financial, Inc.(a)	7,783	225,396
BancFirst Corp.	6,528	340,435
Banner Corp.	4,674	253,191
Berkshire Hills Bancorp, Inc.	9,658	263,084
Boston Private Financial Holdings, Inc.	25,405	278,439
Brookline BanCorp, Inc.	20,201	290,894
Capitol Federal Financial, Inc.	33,546	447,839
Centerstate Banks, Inc.	11,432	272,196
City Holding Co.	4,587	349,484
Cohen & Steers, Inc.	7,894	333,680
Columbia Banking System, Inc.	8,436	275,773
Eagle Bancorp, Inc.(a)	4,936	247,787
Employers Holdings, Inc.	6,786	272,186
Encore Capital Group, Inc.(a)	6,287	171,195

Security Description	Shares	Value
Enterprise Financial Services Corp.	6,565	$267,655
FB Financial Corp.	7,146	226,957
FBL Financial Group, Inc., Class A	5,572	349,476
Federated Investors, Inc., Class B	10,347	303,271
First BanCorp	25,852	296,264
First BanCorp	8,163	283,746
First Busey Corp.	14,000	341,600
First Commonwealth Financial Corp.	16,437	207,106
First Financial Bancorp	10,373	249,574
First Interstate BancSystem, Inc., Class A	9,282	369,608
First Merchants Corp.	8,162	300,770
First Midwest Bancorp, Inc.	13,403	274,225
Flagstar BanCorp, Inc.	9,577	315,275
Fulton Financial Corp.	19,367	299,801
Great Western BanCorp, Inc.	8,419	265,956
Hamilton Lane, Inc.	4,387	191,185
Heartland Financial USA, Inc.	7,096	302,644
Heritage Financial Corp.	9,869	297,452
Hilltop Holdings, Inc.	15,406	281,160
Hope Bancorp, Inc.	21,950	287,106
Independent Bank Corp.	3,755	304,193
Independent Bank Group, Inc.	4,643	238,139
International Bancshares Corp.	8,757	333,029
James River Group Holdings Ltd.	8,225	329,659
Kearny Financial Corp.	26,237	337,670
Kinsale Capital Group, Inc.	4,410	302,394
Lakeland Financial Corp.	7,802	352,805
LegacyTexas Financial Group, Inc.	6,596	246,624
Meta Financial Group, Inc.	11,769	231,614
Moelis & Co., Class A	4,674	194,485
National Bank Holdings Corp.	9,482	315,371
National General Holdings Corp.	9,613	228,116
National Western Life Group, Inc., Class A	1,226	321,788
Navient Corp.	19,009	219,934
NBT Bancorp, Inc.	8,882	319,841
Nelnet, Inc., Class A	6,202	341,545
Nmi Holdings, Inc.(a)	8,088	209,237
Northwest Bancshares, Inc.	22,443	380,858
Oceanfirst Financial Corp.	15,973	384,310
OFG BanCorp	11,470	226,991
Pacific Premier Bancorp, Inc.	7,893	209,401
Park National Corp.	3,011	285,292
Piper Jaffray	4,268	310,838
Pjt Partners, Inc.	5,287	220,997
PRA Group, Inc.(a)	7,029	188,447
Provident Financial Services, Inc.	12,178	315,288
Renasant Corp.	7,361	249,170
S&T Bancorp, Inc.	8,246	325,964
Safety Insurance Group, Inc.	4,430	386,030
Sandy Spring BanCorp	9,792	306,294
Seacoast Banking Corp. of Florida(a)	9,562	251,959
ServisFirst Bancshares, Inc.	9,080	306,541
Simmons First National Corp., Class A	11,002	269,329
South State Corp.	4,311	294,614
Southside Bancshares, Inc.	9,032	300,133
Tompkins Financial Corp.	3,311	251,868
Towne Bank	11,700	289,575
Trico Bancshares	8,814	346,302
Trustmark Corp.	10,151	341,378

Security Description	Shares	Value
Union Bankshares Corp.	8,726	$282,112
United Community Banks, Inc.	10,817	269,668
Veritex Holdings, Inc.	8,412	203,739
Waddell & Reed Financial, Inc., Class A	15,253	263,724
Walker & Dunlop, Inc.	3,765	191,676
Washington Federal, Inc.	12,299	355,318
Washington Trust BanCorp, Inc.	7,097	341,721
WesBanco, Inc.	8,428	335,013
Westamerica BanCorp	5,517	340,951
WSFS Financial Corp.	7,715	297,799
		25,254,379
Health Care (5.9%):
Addus HomeCare Corp.(a)	3,182	202,343
AMN Healthcare Services, Inc.(a)	3,922	184,687
Ani Pharmaceuticals, Inc.(a)	3,577	252,322
Atrion Corp.	470	412,979
Biospecifics Technologies Corp.(a)	2,983	185,930
Biotelemetry, Inc.(a)	1,976	123,737
Cambrex Corp.(a)	4,990	193,861
Computer Programs & Systems	7,487	222,289
CONMED Corp.	3,738	310,927
Corcept Therapeutics, Inc.(a)	9,330	109,534
CorVel Corp.(a)	4,315	281,511
Eagle Pharmaceuticals, Inc.(a)	3,551	179,290
Enanta Pharmaceuticals, Inc.(a)	1,630	155,698
Innoviva, Inc.(a)	13,678	191,902
Inogen, Inc.(a)	1,281	122,169
Integer Holdings Corp.(a)	2,570	193,829
Iradimed Corp.(a)	5,657	158,905
Lantheus Holdings, Inc.(a)	7,793	190,773
Lemaitre Vascular, Inc.	5,199	161,169
Mednax, Inc.(a)	10,197	277,052
Medpace Holdings, Inc.(a)	2,669	157,391
Meridian Bioscience, Inc.	14,637	257,758
Phibro Animal Health Corp., Class A	9,130	301,290
Repligen Corp.(a)	3,291	194,433
Select Medical Holdings Corp.(a)	12,373	174,336
Staar Surgical Co.(a)	4,077	139,393
Supernus Pharmaceuticals, Inc.(a)	4,151	145,451
The Ensign Group, Inc.	3,886	198,924
Tivity Health, Inc.(a)	7,496	131,630
US Physical Therapy, Inc.	2,494	261,945
Vanda Pharmaceuticals, Inc.(a)	5,891	108,394
Varex Imaging Corp.(a)	6,935	234,958
		6,416,810
Industrials (23.4%):
AAON, Inc.	5,909	272,878
AAR Corp.	6,212	201,952
ABM Industries, Inc.	6,111	222,135
Acco Brands Corp.	21,256	181,951
Aerojet Rocketdyne Holdings, Inc.(a)	5,688	202,095
Aerovironment, Inc.(a)	2,034	139,146
Aircastle Ltd.	16,001	323,861
Alamo Group, Inc.	3,317	331,501
Albany International Corp., Class A	3,782	270,753
Allegiant Travel Co.	1,611	208,576

Security Description	Shares	Value
Ameresco, Inc.(a)	11,830	$191,409
American Woodmark Corp.(a)	2,636	217,813
Apogee Enterprises, Inc.	6,456	242,035
Applied Industrial Technologies, Inc.	4,801	285,515
ArcBest Corp.	5,194	159,923
Argan, Inc.	4,174	208,491
Astronics Corp.(a)	6,763	221,285
Atkore International Group, Inc.(a)	8,140	175,254
AZZ, Inc.	5,973	244,475
Barnes Group, Inc.	5,486	282,035
BMC Stock Holdings, Inc.(a)	13,330	235,541
Brady Corp., Class A	6,823	316,655
Builders FirstSource, Inc.(a)	12,831	171,166
Chart Industries, Inc.(a)	2,548	230,645
Comfort Systems USA, Inc.	5,419	283,901
Continental Building Products, Inc.(a)	9,267	229,729
Dmc Global, Inc.	2,695	133,780
DXP Enterprise, Inc.(a)	5,430	211,336
Echo Global Logistics, Inc.(a)	9,356	231,842
Encore Wire Corp.	4,843	277,116
Ennis, Inc.	15,496	321,697
ESCO Technologies, Inc.	4,873	326,637
Exponent, Inc.	5,599	323,174
Federal Signal Corp.	10,873	282,589
Forward Air Corp.	4,415	285,782
Franklin Electric Co., Inc.	5,292	270,368
FTI Consulting, Inc.(a)	3,369	258,807
GATX Corp.	3,630	277,223
Gibraltar Industries, Inc.(a)	7,041	285,935
Global Brass & Copper Holdings, Inc.	7,688	264,775
GMS, Inc.(a)	8,407	127,114
Gorman-Rupp Co.	6,817	231,369
H&E Equipment Services, Inc.	4,975	124,922
Harsco Corp.(a)	7,521	151,623
Hawaiian Holdings, Inc.	5,989	157,211
Healthcare Services Group	6,944	229,083
Heartland Express, Inc.	16,178	311,912
Heidrick & Struggles International, Inc.	3,143	120,471
Herman Miller, Inc.	8,294	291,783
HNI Corp.	6,593	239,260
Hub Group, Inc., Class A(a)	5,136	209,806
ICF International, Inc.	3,817	290,397
Interface, Inc.	14,954	229,095
Jeld-Wen Holding, Inc.(a)	8,185	144,547
John Bean Technologies Corp.	2,344	215,390
Kadant, Inc.	3,372	296,601
Kaman Corp., Class A	4,910	286,940
KBR, Inc.	10,752	205,256
Kforce, Inc.	6,671	234,286
Kimball International, Inc., Class B	18,730	264,842
Knoll, Inc.	15,170	286,865
Lindsay Corp.	2,374	229,779
Marten Transport Ltd.	14,854	264,847
Matson, Inc.	6,209	224,083
Matthews International Corp., Class A	5,453	201,488
McGrath RentCorp	4,077	230,636
Meritor, Inc.(a)	8,983	182,804
Milacron Holdings Corp.(a)	15,459	174,996
MRC Global, Inc.(a)	12,028	210,249

Security Description	Shares	Value
Mueller Industries, Inc.	6,651	$208,442
MYR Group, Inc.(a)	8,308	287,707
National Presto Industries, Inc.	2,519	273,438
Now, Inc.(a)	11,956	166,906
NV5 Global, Inc.(a)	2,642	156,829
Patrick Industries, Inc.(a)	4,339	196,643
PGT, Inc.(a)	12,172	168,582
Pitney Bowes, Inc.	22,897	157,302
Primoris Services Corp.	11,897	246,030
Raven Industries, Inc.	7,284	279,487
Resources Connection, Inc.	12,369	204,583
Rush Enterprises, Inc., Class A	6,436	269,089
Saia, Inc.(a)	3,354	204,929
Simpson Manufacturing Co., Inc.	5,494	325,629
SkyWest, Inc.	3,958	214,880
SP Plus Corp.(a)	9,384	320,182
SPX Corp.(a)	6,753	234,937
Standex International Corp.	2,664	195,538
Steelcase, Inc., Class A	13,306	193,602
Sun Hydraulics Corp.	3,005	139,763
Systemax, Inc.	6,227	140,979
Tennant Co.	4,131	256,494
The Greenbrier Cos., Inc.	5,166	166,500
Thermon Group Holdings, Inc.(a)	10,682	261,816
TriMas Corp.(a)	9,587	289,815
Triton International, Ltd./Ber	6,793	211,262
TrueBlue, Inc.(a)	11,140	263,350
UniFirst Corp.	2,261	347,064
Universal Forest Products, Inc.	8,673	259,236
Universal Logistics Holdings, Inc.	9,668	190,266
US Ecology, Inc.	5,184	290,200
Valmont Industries, Inc.	2,156	280,496
Vectrus, Inc.(a)	9,411	250,238
Vicor Corp.(a)	4,085	126,717
Wabash National Corp.	12,034	163,061
Watts Water Technologies, Inc., Class A	3,303	266,948
Welbilt, Inc.(a)	10,907	178,657
Werner Enterprises, Inc.	7,637	260,804
Wesco Aircraft Holdings, Inc.(a)	21,761	191,279
WESCO International, Inc.(a)	5,180	274,592
		25,283,708
Information Technology (10.6%):
Advanced Energy Industries, Inc.(a)	3,701	183,866
American Software, Inc.	16,985	202,971
Amkor Technology, Inc.(a)	19,022	162,448
Anixter International, Inc.(a)	4,223	236,953
AppFolio, Inc.(a)	2,852	226,449
Axcelis Technologies, Inc.(a)	8,675	174,541
Badger Meter, Inc.	5,511	306,632
Brooks Automation, Inc.	5,486	160,904
Casa Systems, Inc.(a)	15,532	128,916
Cass Information Systems, Inc.	6,830	323,059
Cohu, Inc.	9,826	144,934
Comtech Telecommunications Corp.	7,607	176,635
CoreLogic, Inc.(a)	8,352	311,196
CSG Systems International, Inc.	6,536	276,473
CTS Corp.	9,010	264,624

Security Description	Shares	Value
Diodes, Inc.(a)	4,634	$160,800
Ebix, Inc.	3,038	149,986
ePlus, Inc.(a)	3,405	301,479
Evertec, Inc.	6,763	188,079
Exl Service Holdings, Inc.(a)	5,375	322,608
Fabrinet(a)	3,352	175,511
FormFactor, Inc.(a)	8,755	140,868
Ichor Holdings Ltd.(a)	7,233	163,321
II-VI, Inc.(a)	3,117	116,077
Insight Enterprises, Inc.(a)	4,037	222,277
InterDigital, Inc.	5,399	356,225
KEMET Corp.	6,702	113,733
ManTech International Corp., Class A	5,021	271,234
Mesa Laboratories, Inc.	1,714	395,076
MicroStrategy, Inc., Class A(a)	2,206	318,216
MTS Systems Corp.	5,855	318,862
Nanometrics, Inc.(a)	7,942	245,249
NIC, Inc.	13,611	232,612
OSI Systems, Inc.(a)	3,112	272,611
PC Connection, Inc.	3,596	131,865
Pcm, Inc.(a)	4,520	165,568
Perficient, Inc.(a)	10,007	274,092
Photronics, Inc.(a)	24,058	227,348
Plexus Corp.(a)	4,869	296,766
Power Integrations, Inc.	2,834	198,210
Presidio, Inc.	14,010	207,348
Progress Software Corp.	6,595	292,620
Rogers Corp.(a)	1,174	186,525
Rudolph Technologies, Inc.(a)	9,758	222,482
Sanmina Corp.(a)	6,929	199,902
ScanSource, Inc.(a)	7,352	263,349
Smart Global Holdings, Inc.(a)	3,879	74,477
SPS Commerce, Inc.(a)	1,867	198,014
Sykes Enterprises, Inc.(a)	8,605	243,349
TTM Technologies, Inc.(a)	17,727	207,938
Unisys Corp.(a)(b)	14,014	163,543
Zix Corp.(a)	19,464	133,912
		11,432,733
Materials (5.6%):
Advansix, Inc.(a)	6,098	174,220
AK Steel Holding Corp.(a)	52,214	143,589
American Vanguard Corp.	13,030	224,377
Balchem Corp.	3,494	324,243
Carpenter Technology Corp.	4,169	191,149
Chase Corp.	2,432	225,057
Clearwater Paper Corp.(a)	7,039	137,120
Commercial Metals Co.	13,310	227,335
Ferro Corp.(a)	11,778	222,958
Futurefuel Corp.	12,284	164,606
Greif, Inc., Class A	5,027	207,364
H.B. Fuller Co.	5,355	260,467
Innophos Holdings, Inc.	6,522	196,573
Innospec, Inc.	3,151	262,636
Kaiser Aluminum Corp.	2,284	239,203
Kronos Worldwide, Inc.	11,145	156,253
Minerals Technologies, Inc.	4,407	259,088
PolyOne Corp.	7,824	229,321
PQ Group Holdings, Inc.(a)	15,325	232,480

Security Description	Shares	Value
Rayonier Advanced Materials, Inc.	12,420	$168,415
Ryerson Holding Corp.(a)	19,955	170,815
Schnitzer Steel Industries, Inc.	8,866	212,784
Schweitzer-Mauduit International, Inc.	5,951	230,422
Sensient Technologies Corp.	4,452	301,801
Stepan Co.	3,566	312,096
SunCoke Energy, Inc.(a)	20,265	172,050
Warrior Met Coal, Inc.	6,780	206,112
Worthington Industries, Inc.	6,824	254,671
		6,107,205
Real Estate (1.1%):
Four Corners Property Trust, Inc.	15,086	446,546
HFF, Inc., Class A	5,568	265,872
Marcus & Millichap, Inc.(a)	8,542	347,916
The RMR Group, Inc.	2,653	161,780
		1,222,114
Utilities (2.2%):
American States Water Co.	5,432	387,302
Chesapeake Utilities Corp.	3,484	317,776
MGE Energy, Inc.	5,267	357,998
Middlesex Water Co.	4,001	224,016
Otter Tail Corp.	7,212	359,302
SJW Corp.	5,191	320,492
Unitil Corp.	6,518	353,080
		2,319,966
Total Common Stocks (Cost $108,586,197)		107,953,526

Rights (0.0%)(c)

Materials (0.0%):(c)
Schulman, Inc. (a)(d)(f)	4,224	8,448
Total Right (Cost $8,448)		8,448

Collateral for Securities Loaned^ (0.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51%(e)	16,308	16,308
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50%(e)	655	655
Fidelity Investments Money Market Government Portfolio, Class I, 2.35%(e)	29,407	29,407
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57%(e)	9,132	9,132
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(e)	24,460	24,460

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53%(e)	21,200	$21,200
Total Collateral for Securities Loaned (Cost $101,162)		101,162
Total Investments (Cost $108,695,807) — 99.4%		108,063,136
Other assets in excess of liabilities — 0.6%		599,092
NET ASSETS - 100.00%		$108,662,228

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Amount represents less than 0.05% of net assets.

(d)                   The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of March 31, 2019, illiquid securities were less than 0.05% of the Fund’s net assets.

(e)                    Rate disclosed is the daily yield on March 31, 2019.

(f)                     No explicit date, expiration is subject to contingencies.  Rights entitle the Fund to cash based on approval and completion of the merger agreement between LyondellBasell Industries N.V. and A. Schulman.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	8	6/21/19	$615,117	$617,520	$2,403

	Total unrealized appreciation				$2,403
	Total unrealized depreciation				—
	Total net unrealized appreciation				$2,403

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)

Australia (6.2%):
Communication Services (0.2%):
Telstra Corp. Ltd.	120,478	$283,951

Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	12,250	213,146

Consumer Staples (0.6%):
Wesfarmers Ltd.	12,780	314,362
Woolworths Ltd.	20,654	445,733
		760,095
Energy (0.7%):
Oil Search Ltd.	43,179	240,624
Origin Energy, Ltd.	43,723	223,480
Santos Ltd.	43,005	208,515
Woodside Petroleum Ltd.	11,352	278,995
		951,614
Financials (2.1%):
Asx Ltd.	8,243	408,683
Australia & New Zealand Banking Group Ltd.	14,326	264,726
Commonwealth Bank of Australia	6,515	326,710
Insurance Australia Group Ltd.	57,395	312,919
Macquarie Group Ltd.	3,068	281,873
National Australia Bank Ltd.	21,528	386,194
QBE Insurance Group Ltd.	34,881	304,820
Suncorp Group Ltd.	34,209	334,647
Westpac Banking Corp.	15,632	287,638
		2,908,210
Health Care (0.6%):
CSL Ltd.	1,795	248,406
Ramsay Health Care Ltd.	6,771	309,313
Sonic Healthcare, Ltd.	18,766	327,188
		884,907
Industrials (0.5%):
Brambles Ltd.	45,345	378,559
Cimic Group Ltd.	7,063	241,977
		620,536
Materials (1.1%):
BHP Billiton Ltd.	10,600	289,635
BHP Group PLC	9,205	221,587
Fortescue Metals Group Ltd.	39,105	197,378
Newcrest Mining Ltd.	17,215	311,756
RIO Tinto Ltd.	3,991	277,399
South32 Ltd.	73,962	195,846
		1,493,601
Utilities (0.2%):
AGL Energy Ltd.	22,271	344,187
		8,460,247
Austria (0.3%):
Energy (0.2%):
OMV AG	4,404	238,926

Financials (0.1%):
Erste Group Bank AG	5,625	206,684
		445,610

Security Description	Shares	Value
Belgium (2.0%):
Communication Services (0.2%):
Proximus SADP	10,234	$295,112

Consumer Staples (0.5%):
Anheuser-Busch InBev SA/NV	2,964	248,535
Colruyt SA	6,095	450,504
		699,039
Financials (0.7%):
Ageas	7,304	352,264
Groupe Bruxelles Lambert SA	3,714	360,828
KBC Groep NV	3,545	247,631
		960,723
Health Care (0.3%):
UCB SA	3,480	298,828

Materials (0.3%):
Solvay SA	1,960	211,876
Umicore SA	4,576	203,194
		415,070
		2,668,772
Bermuda (0.4%):
Industrials (0.2%):
Jardine Matheson Holdings Ltd.	4,094	255,302

Real Estate (0.2%):
Hongkong Land Holdings Ltd.	48,976	348,219
		603,521
Canada (10.4%):
Communication Services (1.1%):
BCE, Inc.	11,164	495,788
Rogers Communications, Inc.	8,285	445,624
TELUS Corp.	15,995	592,062
		1,533,474
Consumer Discretionary (0.5%):
Dollarama, Inc.	6,269	167,258
Magna International, Inc.	4,126	200,927
Restaurant Brands International, Inc.	3,782	246,076
		614,261
Consumer Staples (1.4%):
Alimentation Couche-Tard, Inc., Class B	5,962	351,241
George Weston Ltd.	5,625	404,510
Loblaw Cos. Ltd.	7,519	370,942
Metro, Inc.	10,624	391,185
Saputo, Inc.	10,137	345,562
		1,863,440
Energy (1.0%):
Canadian Natural Resources Ltd.	6,930	190,287
Husky Energy, Inc.	15,097	149,705
Imperial Oil Ltd.	9,786	267,170
Pembina Pipeline Corp.	9,986	366,871
TransCanada Corp.	8,073	362,626
		1,336,659
Financials (4.1%):
Bank of Montreal	6,152	460,364
Brookfield Asset Management, Inc.	7,747	360,970

Security Description	Shares	Value
Canadian Imperial Bank of Commerce	6,165	$487,221
Great-West Lifeco, Inc.	16,209	392,548
Intact Financial Corp.	5,032	425,848
Manulife Financial Corp.	14,522	245,620
National Bank of Canada	12,509	564,599
Power Corp. of Canada	19,410	452,639
Power Financial Corp. (a)	19,621	458,440
Royal Bank of Canada (a)	6,305	475,730
Sun Life Financial, Inc.	9,081	348,914
The Bank of Nova Scotia	8,626	459,253
The Toronto-Dominion Bank	9,074	492,476
		5,624,622
Industrials (0.4%):
Canadian National Railway Co.	3,577	320,249
Canadian Pacific Railway Ltd.	1,248	257,165
		577,414
Information Technology (0.6%):
CGI, Inc. (b)	4,968	341,573
Constellation Software, Inc.	217	183,919
Open Text Corp.	7,930	304,512
		830,004
Materials (0.3%):
Franco-Nevada Corp.	3,382	253,587
Teck Resources Ltd., Class B	7,160	165,684
		419,271
Utilities (1.0%):
Emera, Inc.	11,825	442,221
Fortis, Inc.	13,893	513,527
Hydro One Ltd. (c)	26,700	414,827
		1,370,575
		14,169,720
Denmark (1.9%):
Consumer Staples (0.3%):
Carlsberg A/S, Class B	3,295	411,578

Financials (0.1%):
Danske Bank A/S	9,156	160,709

Health Care (0.7%):
Coloplast A/S	2,946	323,270
Genmab A/S (b)	1,031	178,950
H. Lundbeck A/S	2,982	129,060
Novo Nordisk A/S, Class B	5,676	297,175
		928,455
Industrials (0.5%):
A.P. Moeller-Maersk, Class B	136	172,534
DSV A/S	2,911	240,775
Vestas Wind Systems A/S	2,558	215,268
		628,577
Materials (0.3%):
Christian Hansen Holding A/S	2,412	244,520
Novozymes A/S, B Shares	5,259	241,833
		486,353
		2,615,672

Security Description	Shares	Value
Finland (1.5%):
Energy (0.2%):
Neste Oyj	2,292	$244,218

Financials (0.4%):
Nordea Bank AB	33,104	251,964
Sampo Oyj, Class A	8,522	386,252
		638,216
Industrials (0.4%):
Kone Oyj, Class B	6,034	304,279
Wartsila Oyj ABP, Class B	13,309	214,731
		519,010
Materials (0.3%):
Stora ENSO Oyj, R Shares	13,985	170,895
UPM-Kymmene Oyj	7,658	223,320
		394,215
Utilities (0.2%):
Fortum Oyj	11,391	232,910
		2,028,569
France (9.0%):
Communication Services (0.5%):
Orange SA	29,240	475,538
Publicis Groupe SA	3,850	206,106
		681,644
Consumer Discretionary (1.5%):
Accor SA	7,086	286,991
Cie Generale des Etablissements Michelin	1,532	181,109
Hermes International	448	295,558
Kering	320	183,476
LVMH Moet Hennessy Louis Vuitton SA	625	229,859
Psa Peugeot Citroen	8,000	195,069
Renault SA	3,462	228,747
Seb SA	996	167,568
Sodexo SA	2,793	307,500
		2,075,877
Consumer Staples (0.8%):
Danone SA	5,089	392,072
L’Oreal SA	1,239	333,242
Pernod Ricard SA	1,947	349,402
		1,074,716
Energy (0.2%):
Total SA	5,698	316,477

Financials (0.9%):
BNP Paribas SA	5,015	239,675
CNP Assurances	15,337	337,504
Credit Agricole SA	18,903	228,342
Natixis SA	38,147	204,131
Societe Generale SA	7,737	223,672
		1,233,324
Health Care (1.0%):
BioMerieux	2,444	202,026
Essilor International SA	3,100	338,588
Ipsen SA	1,486	203,671
Sanofi	4,147	366,243

Security Description	Shares	Value
Sartorius Stedim Biotech	1,449	$183,486
		1,294,014
Industrials (2.9%):
Aeroports de Paris	1,513	292,561
Airbus Group SE	1,813	239,746
Alstom SA	6,234	270,034
Bollore SA	56,227	254,024
Bouygues	5,578	199,263
Bureau Veritas SA	10,829	253,848
Edenred	4,970	226,152
Eiffage SA	3,222	309,559
Groupe Eurotunnel SE	21,914	332,183
Legrand SA	4,456	298,173
Safran SA	1,759	241,187
Schneider Electric SA	3,179	249,377
Teleperformance	1,243	223,344
Thales SA	2,213	264,965
Vinci SA	3,380	328,758
		3,983,174
Information Technology (0.4%):
Atos SE	1,394	134,462
Cap Gemini SA	1,624	196,903
Dassault Systemes SA	1,273	189,541
		520,906
Materials (0.3%):
Air Liquide SA	3,050	387,758

Utilities (0.5%):
Gdf Suez	19,463	289,900
Veolia Environnement SA	14,837	331,660
		621,560
		12,189,450
Germany (5.4%):
Consumer Discretionary (0.5%):
Bayerische Motoren Werke AG	3,526	271,891
Continental AG	1,210	182,128
Daimler AG, Registered Shares	3,940	230,899
		684,918
Consumer Staples (0.3%):
Beiersdorf AG	3,449	358,757

Financials (1.4%):
Allianz SE	1,599	355,604
Commerzbank AG	19,142	148,141
Deutsche Boerse AG	2,655	340,369
Hannover Rueck SE	2,545	365,374
Muenchener Rueckversicherungs-Gesellschaft AG	1,729	409,183
Talanx AG	8,907	343,261
		1,961,932
Health Care (0.5%):
Fresenius Medical Care AG & Co. KGaA	2,118	170,803
Fresenius SE & Co. KGaA	2,613	145,834
Merck KGaA	2,841	323,905
		640,542
Industrials (0.8%):
Deutsche Post AG	9,507	309,230
Hochtief AG	1,775	256,819

Security Description	Shares	Value
MTU Aero Engines Holding AG	967	$218,870
Siemens AG	3,046	327,770
		1,112,689
Information Technology (0.4%):
Infineon Technologies AG	8,040	159,478
SAP SE	2,463	284,539
Wirecard AG	587	73,541
		517,558
Materials (0.7%):
BASF SE	3,557	261,435
Covestro AG (c)	2,625	144,325
Evonik Industries AG	9,212	250,867
Symrise AG	3,372	303,774
		960,401
Real Estate (0.6%):
Deutsche Wohnen AG	8,393	406,951
Vonovia SE	7,640	396,062
		803,013
Utilities (0.2%):
E.ON AG	30,276	336,589
		7,376,399
Hong Kong (5.7%):
Consumer Discretionary (0.2%):
Galaxy Entertainment Group Ltd.	19,636	133,705
Techtronic Industries Co. Ltd.	25,852	173,726
		307,431
Consumer Staples (0.3%):
Sun Art Retail Group Ltd.	177,412	172,898
WH Group Ltd. (c)	164,366	175,889
		348,787
Financials (0.8%):
AIA Group Ltd.	22,270	221,716
Hang Seng Bank	13,594	335,447
Hong Kong Exchanges and Clearing Ltd.	7,248	252,628
The Bank of East Asia Ltd.	82,398	267,672
		1,077,463
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	119,500	109,000

Industrials (0.8%):
CK Hutchison Holdings Ltd.	29,686	311,809
MTR Corp. Ltd.	81,638	505,447
NWS Holdings Ltd.	93,000	203,305
		1,020,561
Information Technology (0.0%):(d)
Hanergy Thin Film Power Group Ltd. (b)(e)(f)	26,000	1,954

Real Estate (2.1%):
CK Asset Holdings Ltd.	31,760	282,412
Hang Lung Properties Ltd.	122,000	297,785
Henderson Land Development Co. Ltd.	59,044	375,339
New World Development Co. Ltd.	167,650	278,075
Sino Land Co. Ltd.	144,080	278,626
Sun Hung KAI Properties Ltd.	16,968	291,169
Swire Pacific Ltd., Class A	22,936	295,111

Security Description	Shares	Value
The Wharf Holdings Ltd.	86,000	$259,653
Wharf Real Estate Investment	32,000	238,277
Wheelock & Co. Ltd.	39,568	289,840
		2,886,287
Utilities (1.4%):
China Gas Holdings Ltd.	49,872	175,353
CK Infrastructure Holdings Ltd.	42,870	351,984
CLP Holdings Ltd.	31,536	365,591
Hong Kong & China Gas Co. Ltd.	234,205	561,517
Power Assets Holdings Ltd.	74,036	513,556
		1,968,001
		7,719,484
Ireland (1.1%):
Communication Services (0.2%):
WPP PLC	17,651	186,364

Consumer Staples (0.2%):
Kerry Group PLC	2,830	315,827

Industrials (0.5%):
DCC PLC	2,696	232,937
Experian PLC	11,046	299,046
Kingspan Group PLC	4,104	189,923
		721,906
Materials (0.2%):
CRH PLC	7,253	224,932
		1,449,029
Israel (0.3%):
Financials (0.3%):
Bank Leumi Le-Israel B.M.	54,409	355,245

Italy (2.2%):
Consumer Discretionary (0.1%):
Moncler SpA	4,587	184,801

Consumer Staples (0.2%):
Davide Campari - Milano SpA	27,121	266,167

Energy (0.5%):
Eni SpA	19,515	344,825
Snam SpA	68,235	350,443
		695,268
Financials (0.6%):
Assicurazioni Generali SpA	23,673	438,104
Intesa Sanpaolo SpA	79,513	193,614
UniCredit SpA	13,164	168,732
		800,450
Industrials (0.2%):
Atlantia SpA	12,158	314,866

Utilities (0.6%):
Enel SpA	64,044	409,730
Terna Rete Elettrica Nazionale SpA	60,179	381,223
		790,953
		3,052,505
Japan (19.6%):
Communication Services (0.9%):
KDDI Corp.	9,008	193,882

Security Description	Shares	Value
Nexon Co. Ltd. (b)	8,500	$133,012
Nintendo Co. Ltd.	600	170,887
Nippon Telegraph & Telephone Corp.	4,564	193,706
NTT DOCOMO, Inc.	10,192	225,482
SoftBank Group Corp.	1,464	141,961
Yahoo Japan Corp.	71,630	175,180
		1,234,110
Consumer Discretionary (4.1%):
Aisin Seiki Co. Ltd.	5,610	200,231
Bandai Namco Holdings, Inc.	4,600	215,450
Bridgestone Corp.	7,560	291,047
Denso Corp.	6,030	234,920
Fast Retailing Co., Ltd.	500	234,771
Hikari Tsushin, Inc.	1,300	246,016
Honda Motor Co. Ltd.	8,530	230,551
Isuzu Motors Ltd.	14,794	194,120
Koito Manufacturing Co. Ltd.	2,790	157,867
Mitsubishi Motors Corp.	39,900	211,725
Nissan Motor Co. Ltd.	38,776	317,809
Nitori Holdings Co. Ltd.	2,030	261,971
Oriental Land Co. Ltd.	2,608	295,845
Pan Pacific International Holdings Corp.	3,000	198,448
Panasonic Corp.	25,500	219,584
Rakuten, Inc.	25,700	243,061
Sekisui House Ltd.	22,872	378,138
Shimano, Inc.	1,740	282,646
Sumitomo Electric Industries Ltd.	18,394	243,765
Suzuki Motor Corp.	4,004	176,984
Toyota Industries Corp.	4,808	240,812
Toyota Motor Corp.	5,024	294,113
Yamaha Corp.	3,700	184,649
		5,554,523
Consumer Staples (1.9%):
Asahi Group Holdings Ltd.	5,760	256,266
Japan Tobacco, Inc.	13,644	337,991
Kao Corp.	2,618	205,972
Kikkoman Corp.	3,600	176,410
Kirin Holdings Co. Ltd.	10,000	238,471
Kose Corp.	900	165,121
MEIJI Holdings Co. Ltd.	3,104	251,827
Seven & i Holdings Co. Ltd.	7,200	271,340
Suntory Beverage & Food Ltd.	5,700	267,485
Uni-Charm Corp.	7,194	237,809
Yakult Honsha Co. Ltd.	2,870	200,467
		2,609,159
Financials (2.2%):
Japan Post Bank Co. Ltd.	38,312	418,006
Japan Post Holdings Co. Ltd.	40,100	468,997
Mitsubishi UFJ Financial Group, Inc.	60,134	298,472
Mizuho Financial Group, Inc.	286,494	442,888
ORIX Corp.	19,868	284,994
Resona Holdings, Inc.	64,046	277,257
Sumitomo Mitsui Financial Group, Inc.	8,984	314,250
Sumitomo Mitsui Trust Holdings, Inc.	8,000	287,050
The Dai-ichi Life Insurance Co. Ltd.	14,188	196,924
		2,988,838

Security Description	Shares	Value
Health Care (1.6%):
Astellas Pharma, Inc.	12,952	$193,853
Chugai Pharmaceutical Co. Ltd.	3,530	242,427
Eisai Co. Ltd.	2,154	120,772
Hoya Corp.	2,918	192,471
Kyowa Hakko Kirin Co. Ltd.	12,300	267,512
M3, Inc.	8,200	137,419
ONO Pharmaceutical Co. Ltd.	10,584	207,172
Otsuka Holdings Co. Ltd.	4,800	188,387
Shionogi & Co. Ltd.	3,528	218,156
Sysmex Corp.	2,674	161,439
Taisho Pharmaceutical Holdings	2,000	190,416
		2,120,024
Industrials (4.7%):
Central Japan Railway Co.	1,254	290,952
Daikin Industries Ltd.	1,766	206,705
East Japan Railway Co.	3,086	297,432
FANUC Corp.	1,130	192,531
Hankyu Hanshin Holdings, Inc.	7,500	280,886
ITOCHU Corp.	14,408	260,374
Japan Airlines Co. Ltd.	9,000	316,677
Komatsu Ltd.	7,388	171,382
Kubota Corp.	15,604	225,238
Makita Corp.	5,078	176,660
Marubeni Corp.	29,374	202,790
Mitsubishi Corp.	10,292	285,512
Mitsubishi Electric Corp.	17,752	227,888
Mitsubishi Heavy Industries Ltd.	9,300	385,898
Mitsui & Co. Ltd.	17,086	264,979
Nidec Corp.	1,654	209,344
Recruit Holdings Co. Ltd.	5,720	163,171
Secom Co. Ltd.	3,510	300,350
SG Holdings Co., Ltd.	7,700	224,100
SMC Corp.	414	155,161
Sumitomo Corp.	19,398	268,011
Taisei Corp.	4,634	214,951
Tokyu Corp.	17,100	298,297
Toyota Tsusho Corp.	6,680	217,322
West Japan Railway Co.	4,300	323,596
Yamato Holdings Co. Ltd.	7,500	193,507
		6,353,714
Information Technology (1.7%):
Canon, Inc.	11,614	336,754
FUJIFILM Holdings Corp.	5,760	261,672
Keyence Corp.	314	195,439
Murata Manufacturing Co. Ltd.	2,802	139,379
Nomura Research Institute Ltd.	5,058	229,598
NTT Data Corp.	18,708	206,141
OBIC Co. Ltd.	1,900	191,354
Omron Corp.	4,000	186,987
Oracle Corp. Japan	2,900	194,450
TDK Corp.	2,000	156,484
Tokyo Electron Ltd.	1,226	177,024
		2,275,282
Materials (1.2%):
Asahi Kasei Corp.	17,668	182,085
JFE Holdings, Inc.	12,904	218,754

Security Description	Shares	Value
Mitsubishi Chem Holdings	31,548	$221,898
Nippon Paint Co. Ltd.	5,238	205,625
Nippon Steel & Sumitomo Metal	16,098	283,869
Nitto Denko Corp.	3,364	176,534
Shin-Etsu Chemical Co. Ltd.	2,170	181,731
Toray Industries, Inc.	36,380	232,082
		1,702,578
Real Estate (1.0%):
Daito Trust Construction Co. Ltd.	1,440	200,516
Daiwa House Industry Co. Ltd.	7,500	238,178
Mitsubishi Estate Co. Ltd.	16,752	303,187
Mitsui Fudosan Co. Ltd.	11,178	280,686
Sumitomo Realty & Development	9,500	393,168
		1,415,735
Utilities (0.3%):
Kansai Electric Power Co.	14,500	213,555
Tokyo Electric Power Co. Holdin (b)	31,400	198,357
		411,912
		26,665,875
Korea, Republic Of (4.0%):
Communication Services (0.6%):
NAVER Corp.	1,495	163,331
NCSoft Corp.	489	213,695
Netmarble Games Corp. (c)	1,251	137,775
SK Telecom Co. Ltd.	1,197	265,238
		780,039
Consumer Discretionary (0.5%):
Hyundai Mobis Co. Ltd.	883	162,207
Hyundai Motor Co.	1,759	185,199
Kia Motors Corp.	6,347	197,680
LG Electronics, Inc.	3,134	207,368
		752,454
Consumer Staples (0.5%):
Amorepacific Corp.	699	116,089
KT&G Corp.	3,495	318,707
LG Household & Health Care Ltd.	154	192,263
		627,059
Energy (0.2%):
SK Innovation Co. Ltd.	1,359	214,926

Financials (0.7%):
Hana Financial Group, Inc.	7,485	240,048
KB Financial Group, Inc.	6,444	237,605
Samsung Fire & Marine Insurance Co. Ltd.	1,029	272,889
Shinhan Financial Group Co. Ltd.	7,343	271,723
		1,022,265
Health Care (0.1%):
Celltrion, Inc. (b)	752	119,865

Industrials (0.6%):
LG Corp.	3,774	257,696
Samsung C&T Corp.	2,509	236,531
SK Holdings Co. Ltd.	1,093	260,491
		754,718

Security Description	Shares	Value
Information Technology (0.6%):
Samsung Electronics Co. Ltd.	6,193	$243,628
Samsung SDI Co. Ltd.	781	147,598
Samsung SDS Co. Ltd.	1,051	217,608
SK Hynix, Inc.	2,775	181,414
		790,248
Materials (0.2%):
LG Chem Ltd.	599	193,158
Lotte Chemical Corp.	556	142,306
		335,464
		5,397,038
Luxembourg (0.3%):
Energy (0.2%):
Tenaris SA	16,070	225,573

Materials (0.1%):
Arcelormittal	7,572	153,363
		378,936
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd.	32,400	162,832
Wynn Macau Ltd.	50,400	118,781
		281,613
Mexico (0.1%):
Materials (0.1%):
Fresnillo PLC	11,876	134,669

Netherlands (2.9%):
Communication Services (0.2%):
Koninklijke KPN NV	90,102	285,592

Consumer Staples (0.7%):
Heineken Holding A, Class A	3,376	338,137
Heineken NV	3,277	345,791
Koninklijke Ahold Delhaize NV	12,277	326,692
		1,010,620
Financials (0.6%):
Exor NV	3,944	256,127
ING Groep NV	18,056	218,394
NN Group NV	7,825	324,996
		799,517
Health Care (0.4%):
Koninklijke Philips NV	6,313	257,135
Qiagen NV (b)	8,213	332,912
		590,047
Industrials (0.6%):
Akzo Nobel N.V.	3,589	317,969
Randstad Holding NV (a)	4,107	200,242
Wolters Kluwer NV	5,072	345,309
		863,520
Information Technology (0.2%):
ASML Holding NV	1,155	216,600

Materials (0.2%):
Koninklijke DSM NV	2,213	241,162
		4,007,058

Security Description	Shares	Value
Norway (1.0%):
Communication Services (0.3%):
Telenor ASA	17,204	$344,599

Consumer Staples (0.2%):
Marine Harvest ASA	10,794	240,993

Energy (0.3%):
Aker BP ASA	4,438	158,022
Statoil ASA	11,476	251,362
		409,384
Financials (0.2%):
DNB ASA	17,522	322,720
		1,317,696
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	16,722	246,634

Energy (0.2%):
Galp Energia SGPS SA	16,020	256,585
		503,219
Russian Federation (0.1%):
Materials (0.1%):
Evraz PLC	20,473	165,399

Singapore (2.8%):
Communication Services (0.4%):
Singapore Telecommunications Ltd.	207,994	463,608

Consumer Discretionary (0.3%):
Genting Singapore Ltd.	282,270	216,666
Jardine Cycle & Carriage Ltd.	9,684	232,219
		448,885
Consumer Staples (0.3%):
Wilmar International Ltd.	166,662	407,153

Financials (0.8%):
DBS Group Holdings Ltd.	19,478	362,705
Oversea-Chinese Banking Corp. Ltd.	45,538	371,389
United Overseas Bank Ltd.	19,392	360,532
		1,094,626
Industrials (0.7%):
Keppel Corp. Ltd.	64,200	294,726
Singapore Airlines Ltd.	54,200	386,428
Singapore Technologies Engineering Ltd.	116,800	322,409
		1,003,563
Real Estate (0.3%):
CapitaLand Ltd.	149,536	402,839
		3,820,674
Spain (3.1%):
Communication Services (0.2%):
Telefonica SA	38,102	319,191

Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	8,548	251,192

Energy (0.2%):
Repsol SA	16,747	286,636

Security Description	Shares	Value
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA	40,691	$232,440
Banco Santander SA	57,046	265,178
CaixaBank SA	63,477	198,210
		695,828
Health Care (0.2%):
Grifols SA	8,748	244,902

Industrials (0.7%):
ACS, Actividades de Construccion y Servicios SA	6,205	272,536
Aena SA (c)	1,906	343,114
Ferrovial SA	14,880	348,476
		964,126
Information Technology (0.2%):
Amadeus IT Holding SA	3,302	264,433

Utilities (0.9%):
Endesa SA	14,355	366,128
Iberdrola SA	49,384	433,477
Red Electrica Corp. SA	18,536	395,011
		1,194,616
		4,220,924
Sweden (2.5%):
Communication Services (0.3%):
TeliaSonera AB	84,932	383,297

Consumer Discretionary (0.3%):
Electrolux AB, B Shares	8,144	209,308
Hennes & Mauritz AB, B Shares	10,812	180,289
		389,597
Consumer Staples (0.4%):
Essity AB, Class B	9,764	281,616
Swedish Match AB	4,751	242,216
		523,832
Financials (0.5%):
Skandinaviska Enskilda Banken AB, Class A (a)	28,769	249,083
Svenska Handelsbanken AB	31,217	329,452
Swedbank AB, A Shares (a)	11,564	163,407
		741,942
Industrials (0.8%):
Alfa Laval AB	10,490	240,825
Atlas Copco AB, A Shares	8,032	215,719
Epiroc AB, Class A	19,093	192,791
Sandvik AB	14,723	239,169
Volvo AB, Class B	16,562	256,571
		1,145,075
Information Technology (0.2%):
Hexagon AB, B Shares	3,960	206,618
		3,390,361
Switzerland (6.2%):
Communication Services (0.3%):
Swisscom AG (a)	849	415,332

Consumer Discretionary (0.3%):
CIE Financiere Richemont SA	3,139	228,732
The Swatch Group AG, B shares	732	209,563
		438,295

Security Description	Shares	Value
Consumer Staples (0.9%):
Barry Callebaut AG	154	$278,144
Chocoladefabriken Lindt & Spruengli AG	41	278,825
Coca-Cola HBC AG	7,005	238,538
Nestle SA, Registered Shares	4,575	436,130
		1,231,637
Financials (1.3%):
Credit Suisse Group AG, Registered Shares	20,397	237,777
Julius Baer Group Ltd.	4,769	192,724
Partners Group Holding AG	410	298,182
Swiss Life Holding AG	861	379,255
UBS Group AG, Registered Shares	20,586	249,596
Zurich Insurance Group AG	1,237	409,559
		1,767,093
Health Care (1.2%):
Lonza Group AG, Registered Shares	730	226,443
Novartis AG	4,059	390,529
Roche Holding AG	1,273	350,826
Sonova Holding AG, Registered Shares	1,240	245,384
Straumann Holding AG	298	243,220
Vifor Pharma AG (a)	1,760	238,055
		1,694,457
Industrials (1.2%):
ABB Ltd.	15,852	297,932
Ferguson PLC	3,447	219,228
Geberit AG	721	294,773
Kuehne + Nagel International AG	2,016	276,630
Schindler Holding AG	1,027	212,931
SGS SA	135	336,042
		1,637,536
Information Technology (0.2%):
Stmicroelectronics NV	8,387	123,983
Temenos AG	1,051	154,984
		278,967
Materials (0.8%):
EMS-Chemie Holding AG	464	251,693
Givaudan SA, Registered Shares	147	375,658
Glencore PLC	46,219	191,363
Sika AG, Registered Shares	1,573	219,793
		1,038,507
		8,501,824
United Kingdom (8.7%):
Communication Services (0.4%):
Informa PLC	29,582	286,678
Pearson PLC	22,677	246,930
		533,608
Consumer Discretionary (1.2%):
Barratt Developments PLC	23,880	186,331
Burberry Group PLC	7,495	190,759
Compass Group PLC	14,869	349,395
Intercontinental Hotels Group PLC	4,797	288,284
Next PLC	3,234	234,992
Persimmon PLC	6,569	185,625
Whitbread PLC	3,782	250,088
		1,685,474

Security Description	Shares	Value
Consumer Staples (1.9%):
Associated British Foods PLC	8,367	$265,742
British American Tobacco PLC	5,277	219,483
Diageo PLC	10,042	410,347
Imperial Tobacco Group PLC	7,492	256,049
Reckitt Benckiser Group PLC	3,582	297,687
Tesco PLC	87,779	265,304
Unilever NV	7,396	429,535
Unilever PLC	6,777	387,860
		2,532,007
Energy (0.4%):
BP PLC	36,374	264,541
Royal Dutch Shell PLC, Class A	9,361	294,203
		558,744
Financials (1.9%):
3I Group PLC	18,489	237,105
Aviva PLC	54,722	293,873
Hargreaves Lansdown PLC	9,329	226,382
HSBC Holdings PLC	36,638	297,377
Legal & General Group PLC	84,082	301,431
Lloyds Banking Group PLC	330,203	267,196
London Stock Exchange Group PLC	5,184	320,722
Prudential PLC	11,665	233,549
Royal Bank of Scotland Group	65,182	209,654
Schroders PLC	6,930	243,835
		2,631,124
Health Care (0.6%):
AstraZeneca PLC	3,257	260,202
GlaxoSmithKline PLC	14,139	294,000
Smith & Nephew PLC	16,183	320,950
		875,152
Industrials (1.1%):
Ashtead Group PLC	6,459	155,812
BAE Systems PLC	40,629	255,224
Bunzl PLC	10,253	338,059
International Consolidated Airlines Group SA	32,076	213,860
Intertek Group PLC	3,653	231,045
RELX PLC	13,810	295,198
		1,489,198
Information Technology (0.2%):
The Sage Group PLC	25,977	237,197

Materials (0.8%):
Anglo American PLC	7,164	191,571
Antofagasta PLC	12,254	154,146
Croda International PLC	4,260	279,477
Mondi PLC	9,329	206,277
Rio Tinto PLC	4,166	242,008
		1,073,479
Utilities (0.2%):
National Grid PLC	24,716	273,832
		11,889,815
United States (0.4%):
Consumer Discretionary (0.1%):
Carnival PLC	4,372	214,350

Security Description	Shares	Value
Industrials (0.3%):
Waste Connections, Inc.	4,319	$382,608
		596,958
Total Common Stocks (Cost $133,004,330)		134,406,282

Collateral for Securities Loaned^ (1.3%)

United States (1.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.51% (g)	283,842	283,842
Fidelity Investments Prime Money Market Portfolio, Class I, 2.50% (g)	11,392	11,392
Fidelity Investments Money Market Government Portfolio, Class I, 2.35% (g)	511,837	511,837
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.57% (g)	158,945	158,945
JPMorgan Prime Money Market Fund, Capital Class, 2.52% (g)	425,735	425,735
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53% (g)	368,981	368,981
Total Collateral for Securities Loaned (Cost $1,760,732)		1,760,732
Total Investments (Cost $134,765,062) — 100.0%		136,167,014
Liabilities in excess of other assets — 0.0%(d)		(58,288)
NET ASSETS - 100.00%		$136,108,726

^                            Purchased with cash collateral from securities on loan.

(a)                   All or a portion of this security is on loan.

(b)                   Non-income producing security.

(c)                    Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2019, the fair value of these securities was $1,215,930 and amounted to 0.9% of net assets.

(d)                   Amount represents less than 0.05% of net assets.

(e)                    Security was valued using significant unobservable inputs as of March 31, 2019.

(f)                     The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of March 31, 2019, illiquid securities were less than 0.05% of the Fund’s net assets.

(g)                    Rate disclosed is the daily yield on March 31, 2019.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	9	6/21/19	$829,701	$839,880	$10,179

	Total unrealized appreciation				$10,179
	Total unrealized depreciation				—
	Total net unrealized appreciation				$10,179